UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (1.0%)
Alabama Public School & College Auth.	5.000%	12/1/11		7,750	8,450
Alabama Public School & College Auth.	5.000%	12/1/12		20,000	22,346
Alabama Public School & College Auth.	5.000%	5/1/13	(4)	10,000	10,738
Alabama Public School & College Auth.	5.000%	12/1/13		35,840	40,656
Alabama Public School & College Auth.	5.500%	8/1/18	(4)	18,195	18,525
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09	(4)(ETM)	3,000	2,993
Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10	(4)(ETM)	2,130	2,250
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15		1,005	1,044
					107,002
Arizona (1.9%)
Arizona COP	5.000%	9/1/14	(4)	4,800	5,259
Arizona COP	5.000%	9/1/15	(4)	4,000	4,377
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		4,055	4,095
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,058
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		2,000	2,080
Arizona School Fac. Board Rev.	5.000%	1/1/14		5,000	5,683
Arizona School Fac. Board Rev. COP	5.250%	9/1/12	(4)	12,350	13,631
Arizona School Fac. Board Rev. COP	5.000%	9/1/14		16,000	17,633
Arizona School Fac. Board Rev. COP	5.000%	9/1/15		9,000	9,925
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13		7,090	7,990
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14		8,055	9,145
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15		5,000	5,701
Arizona Transp. Board Highway Rev.	5.000%	7/1/14		9,075	10,422
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/16		2,630	2,983

	Maricopa County AZ USD	5.000%	7/1/10	(4)	7,230	7,533
	Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10	(14)(Prere.)	7,000	7,224
	Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10	(10)(ETM)	5,090	5,245
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12		5,075	5,540
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13		3,660	4,049
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15		5,000	5,567
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16		3,055	3,398
	Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11	(14)	5,215	5,567
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10	(14)	5,600	5,825
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10	(14)	5,000	5,205
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12	(14)	5,000	5,526
	Pima County AZ COP	5.000%	6/1/11		5,000	5,273
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(14)	10,000	10,208
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11		12,585	13,321
	Scottsdale AZ Refunding	5.000%	7/1/13		5,000	5,710
						196,173
California (8.1%)
	California GO	5.000%	3/1/12		10,755	11,541
	California GO	5.000%	4/1/12		5,000	5,375
	California GO	5.000%	5/1/13		23,475	25,580
	California GO	5.000%	9/1/13		32,125	35,184
	California GO	5.000%	11/1/13		13,695	15,032
	California GO	5.000%	8/1/14		1,970	2,157
	California GO	5.000%	4/1/15		21,300	23,278
	California GO	5.000%	6/1/15		3,250	3,533
	California GO	5.000%	6/1/15	(14)	5,100	5,581
	California GO	5.000%	3/1/16	(14)	6,510	6,995
	California GO	5.000%	5/1/16		2,150	2,320
	California GO CP	3.300%	8/5/09	LOC	2,953	2,953
	California GO CP	3.500%	8/5/09		2,963	2,963
	California GO CP	4.000%	8/5/09	LOC	5,664	5,664
	California GO CP	4.000%	8/12/09	LOC	1,166	1,167
	California GO CP	3.900%	8/13/09	LOC	5,000	5,006
[1]	California GO TOB VRDO	0.750%	8/7/09	LOC	22,000	22,000
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10		3,220	3,300

California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10		2,000	2,059
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,153
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		7,000	7,201
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12		5,000	5,278
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13		2,210	2,354
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14		5,000	5,327
California Health Fac. Finance Auth. Rev. VRDO	5.000%	7/1/14		3,000	3,129
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		5,000	5,270
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11		10,000	10,362
California Infrastructure & Econ. Dev. Bank Rev. PUT	1.650%	4/1/11		6,500	6,537
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15	(14)	10,000	11,091
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11		3,770	4,022
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12		2,500	2,735
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13		7,500	8,328
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(2) (Prere.)	10,955	12,446
California State Econ. Recovery Bonds	5.250%	1/1/11		12,640	13,200
California State Econ. Recovery Bonds	5.250%	7/1/13		2,500	2,734
California State Econ. Recovery Bonds	5.250%	7/1/14	(14)	2,500	2,745
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		24,000	24,427
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		24,000	24,661
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		12,000	12,565
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13	(10)	5,000	5,039
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10		1,100	1,108
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14		15,000	16,489
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		19,600	20,046

	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11		15,335	15,378
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12		10,000	10,145
[1]	California Statewide Community Dev. Auth. Rev. TOB VRDO	1.260%	8/7/09	(2)	11,430	11,430
	Desert Sands CA School District	0.000%	6/1/12	(2)	10,000	9,354
	Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/15	(ETM)	18,535	16,149
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/10	(ETM)	2,500	2,580
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/11		8,000	7,969
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/12		10,000	9,859
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13		5,655	5,494
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	37,210	42,445
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	21,410	24,521
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	65,760	73,356
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	30,000	35,607
	Golden State Tobacco Securitization Corp. California	7.900%	6/1/13	(Prere.)	20,000	24,541
	Kings River Conservation Dist. California COP	5.000%	5/1/10		4,000	4,026
	Los Angeles CA USD GO	5.000%	7/1/15		10,240	11,337
	Los Angeles CA USD GO	5.000%	7/1/15		4,200	4,650
	Los Angeles CA Wastewater System Rev.	5.000%	6/1/13		11,205	12,498
	Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11	(14)	5,000	5,204
	Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12	(14)	8,000	8,203
	Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16		22,315	25,039
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12	(14)	7,710	8,099
	Natomas CA USD COP PUT	5.000%	2/1/10	(2)	10,000	9,968
	Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13		8,490	9,028
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14	(12)	2,760	3,069

	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15	(12)	4,000	4,461
	Orange County CA Airport Rev.	5.000%	7/1/16		3,435	3,798
	Orange County CA Public Financing Lease Rev.	5.000%	7/1/12	(14)	3,165	3,366
	Sacramento County CA Airport Rev.	5.000%	7/1/13		7,200	7,710
	Sacramento County CA Airport Rev.	5.000%	7/1/14		6,615	7,053
	Sacramento County CA Airport Rev.	5.000%	7/1/15		8,245	8,769
	San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16		11,840	13,135
	San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16		14,000	15,532
	Univ. of California Rev.	5.000%	5/15/10	(14)	3,500	3,618
	Univ. of California Rev.	5.000%	5/15/11	(14)	2,500	2,675
	Univ. of California Rev.	5.000%	5/15/12	(14)	3,000	3,292
	Ventura County CA COP Public Finance Auth.	5.000%	8/15/16		2,750	2,926
						858,219
Colorado (0.9%)
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.380%	8/7/09		5,190	5,190
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.400%	8/7/09		21,900	21,900
	Denver CO City & County COP VRDO	0.300%	8/3/09		4,000	4,000
	Denver CO City & County COP VRDO	0.300%	8/3/09		44,800	44,800
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/13	(14)	11,485	11,646
	Jefferson County CO School Dist. GO	5.000%	12/15/12	(2)	3,500	3,939
[2]	Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/13		1,960	2,033
[2]	Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/14		1,000	1,032
[2]	Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/16		1,290	1,310
						95,850
Connecticut (0.8%)
	Connecticut GO	5.500%	12/15/11		5,435	6,024
	Connecticut GO	5.000%	4/1/12	(14)	9,190	10,147
	Connecticut GO	5.000%	3/15/13		10,000	11,281
	Connecticut GO	5.000%	12/1/13	(14)	3,930	4,509
	Connecticut GO	5.000%	3/1/16		4,705	5,458
	Connecticut GO	5.000%	5/1/16		10,000	11,624
[1]	Connecticut GO TOB VRDO	0.300%	8/3/09		29,030	29,030
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14		5,270	5,928
						84,001
Delaware (0.2%)
	Delaware GO	5.000%	1/1/13		9,450	10,655

	Delaware GO	5.000%	8/1/15		5,000	5,715
	Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14		4,070	4,668
	Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/16		4,485	5,184
						26,222
District of Columbia (0.8%)
[1]	District Columbia Income Tax Rev. TOB VRDO	0.340%	8/7/09		4,000	4,000
	District of Columbia GO	5.000%	6/1/10	(4)	2,045	2,121
	District of Columbia GO	5.500%	6/1/10	(2)	1,335	1,381
	District of Columbia GO	5.750%	6/1/10	(14) (ETM)	5,000	5,214
	District of Columbia GO	5.000%	6/1/11	(4)	2,500	2,670
	District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,749
	District of Columbia GO	5.500%	6/1/12	(4)	10,000	10,133
	District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,483
	District of Columbia GO	5.000%	6/1/14	(14)	4,900	5,280
	District of Columbia GO	5.000%	6/1/15	(14)	5,000	5,333
[1]	District of Columbia GO TOB VRDO	0.510%	8/7/09	(13)	10,005	10,005
	District of Columbia Rev. (American College of Cardiology) VRDO	1.850%	8/7/09	LOC	14,200	14,200
	District of Columbia Rev. (American Univ.) VRDO	0.350%	8/3/09	LOC	6,500	6,500
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09	(2) (Prere.)	1,590	1,619
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19	(2)	1,410	1,432
	Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/13		3,000	3,339
	Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/15		3,375	3,791
						84,250
Florida (6.9%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10		4,900	4,962
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11		5,900	5,951
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,027
	Broward County FL School Board COP	5.000%	7/1/11	(2)	4,460	4,693
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(14)	10,000	10,082

	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11	(14)	10,000	10,176
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,497
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12	(14)	15,000	15,319
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14		15,000	15,410
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15	(14)	11,000	10,985
	Clay County FL Sales Surtax Rev.	5.000%	10/1/13	(12)	7,025	7,771
[1]	Duval County FL School Board COP TOB VRDO	0.760%	8/7/09	(4)	13,720	13,720
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		25,080	26,535
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		6,810	7,205
	Florida Board of Educ. Public Educ.	5.000%	1/1/12		27,730	30,191
	Florida Board of Educ. Public Educ.	5.000%	6/1/16		5,065	5,546
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10		2,495	2,587
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		4,225	4,748
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12		7,630	8,319
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13		8,010	8,852
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14		8,410	9,315
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(14)	9,555	10,595
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15		8,830	9,791
	Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12	(14)	7,050	7,360
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13		5,820	6,379
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14		6,110	6,706
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15		6,415	7,051
	Florida Dept. of Transp.	6.375%	7/1/10		10,075	10,598
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		37,600	39,810
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		22,000	23,103
	Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11		15,500	15,569
	Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		9,000	9,002
	Florida Turnpike Auth. Rev.	5.000%	7/1/15	(4)	5,000	5,415

Florida Turnpike Auth. Rev.	5.000%	7/1/16		3,480	3,861
Gainsville FL Util. System Rev. VRDO	0.850%	8/3/09		1,605	1,605
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		25,000	25,275
Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	8/7/09	LOC	10,675	10,675
Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	8/7/09	LOC	14,900	14,900
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/14		2,000	2,169
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/16		2,505	2,677
Hillsborough County FL IDA PUT	5.150%	9/1/13		8,000	8,097
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.350%	8/3/09	LOC	14,200	14,200
Jacksonville FL Captial Project Rev. VRDO	1.850%	8/7/09	LOC	10,000	10,000
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Methodist Hosp.) VRDO	0.600%	8/3/09	LOC	3,995	3,995
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11		7,500	7,690
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.350%	8/3/09	LOC	14,070	14,070
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13	(14)	5,000	5,063
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.400%	8/7/09	(14)LOC	12,200	12,200
Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	4,000	4,293
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11	(14)	15,000	15,396
North Broward FL Hosp. Dist. Rev. VRDO	0.340%	8/7/09	(14)LOC	20,000	20,000
Orlando & Orange County FL Expressway Auth. VRDO	1.000%	8/7/09	(4)	31,500	31,500
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14	(14)	16,300	19,382
Palm Beach County FL School Board COP	5.375%	8/1/12	(4) (Prere.)	4,430	4,976
Palm Beach County FL School Board COP	5.375%	8/1/12	(4) (Prere.)	8,190	9,200
Palm Beach County FL School Board COP	5.375%	8/1/12	(4) (Prere.)	4,500	5,055
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12	(14) (Prere.)	9,000	10,122

South Florida Water Management Dist.	5.000%	10/1/10	(2)	3,000	3,129
South Florida Water Management Dist.	5.000%	10/1/11	(2)	7,100	7,610
South Florida Water Management Dist.	5.000%	10/1/12	(2)	2,150	2,355
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,990	5,192
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12		3,000	3,168
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13	(Prere.)	10,000	11,422
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13		2,500	2,637
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11	LOC	4,000	4,020
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10	LOC	5,000	5,141
Univ. of South Florida Financing Corp. VRDO	0.350%	8/7/09	LOC	53,550	53,550
					735,895
Georgia (3.6%)
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/14		5,000	5,256
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/16		9,385	9,572
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	5,091
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		10,000	10,181
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		11,000	11,615
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(14)	14,500	14,958
Coffee County GA School Dist. GO	6.000%	8/1/10		1,000	1,054
Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	1.850%	8/7/09	LOC	15,000	15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.500%	8/7/09	LOC	24,980	24,980
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	1.850%	8/7/09	LOC	48,000	48,000

	Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.400%	8/7/09		17,000	17,000
	Fulton County GA Water & Sewer Rev.	5.250%	1/1/14	(14)	10,000	10,079
	Georgia GO	5.250%	12/1/10		6,775	7,192
	Georgia GO	5.000%	8/1/11		17,890	19,410
	Georgia GO	5.000%	10/1/11		3,810	4,158
	Georgia GO	3.500%	1/1/13		8,315	8,950
	Georgia GO	5.000%	4/1/13		10,815	12,268
[3]	Georgia GO	5.500%	7/1/14		4,000	4,706
	Georgia GO	4.000%	1/1/15		2,000	2,212
	Georgia GO	5.500%	7/1/15		19,095	22,760
	Georgia GO	5.000%	7/1/16		5,000	5,873
	Georgia GO	5.500%	7/1/16		5,000	5,762
	Georgia GO	5.000%	10/1/16		1,910	2,250
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10		2,500	2,594
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14		16,000	18,145
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/13		5,260	5,810
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13	(4)	4,885	5,504
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.800%	8/7/09	LOC	4,400	4,400
	Gwinnett County GA School Dist. GO	5.000%	2/1/12		10,000	11,022
	Gwinnett County GA School Dist. GO	5.000%	2/1/13		10,000	11,291
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		15,000	15,523
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		12,000	11,901
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/14		4,995	5,490
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/15		3,685	4,062
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.000%	1/1/15		2,060	2,271
	Paulding County GA School Dist. GO	5.000%	8/1/09		1,500	1,500
	Paulding County GA School Dist. GO	5.000%	8/1/11		1,000	1,079
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		10,000	10,855
						379,774
Hawaii (1.1%)
	Hawaii GO	5.000%	10/1/09	(14) (ETM)	1,480	1,492
	Hawaii GO	5.000%	7/1/10	(2)	14,250	14,842
	Hawaii GO	5.000%	10/1/10	(14) (ETM)	5,090	5,345
	Hawaii GO	5.000%	7/1/11	(2)	24,310	26,243
	Hawaii GO	5.000%	7/1/12	(2)	23,735	26,406
	Hawaii GO	5.000%	6/1/16		17,035	19,648

Hawaii Highway Rev.	5.375%	7/1/11	(4) (Prere.)	5,125	5,575
Honolulu HI City & County GO	5.000%	7/1/11	(14)	4,750	5,117
Honolulu HI City & County GO	5.250%	7/1/11	(14)	3,900	4,219
Honolulu HI City & County GO	5.000%	7/1/12	(14)	4,320	4,792
					113,679
Idaho (0.0%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/13		4,070	4,519

Illinois (2.8%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11	(14)	5,185	4,869
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/13	(14)	13,400	11,593
Chicago IL Board of Educ. GO	0.000%	12/1/09	(14)	9,895	9,825
Chicago IL Board of Educ. GO	0.000%	12/1/10	(14)	4,000	3,870
Chicago IL GO	5.700%	7/1/10	(3) (Prere.)	9,655	10,214
Chicago IL GO	5.000%	1/1/14	(4) (Prere.)	4,135	4,713
Chicago IL GO	5.000%	1/1/14	(4)	37,590	41,645
Chicago IL GO VRDO	0.300%	8/3/09		7,800	7,800
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10	(ETM)	5,000	5,221
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(4)	2,500	2,663
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/13	(4)	4,200	4,537
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/14	(4)	2,500	2,709
Chicago IL Sales Tax Rev. VRDO	0.300%	8/3/09		5,400	5,400
Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11	(Prere.)	4,725	5,255
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.330%	8/3/09		12,000	12,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14		5,000	5,122
Illinois Finance Auth. (Advocate Health Care) Rev.	3.875%	5/1/12		5,000	5,063
Illinois Finance Auth. Rev. (Carle Foundation) VRDO	0.330%	8/7/09	LOC	10,000	10,000
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/14		5,500	5,915
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,438
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,275	4,545
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,300	4,572
Illinois GO	5.000%	3/1/10		6,300	6,453
Illinois GO	5.000%	1/1/11		7,000	7,369
Illinois GO	5.500%	8/1/14		7,275	7,536
Illinois GO	5.500%	8/1/18	(4)	5,000	5,172

	Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14		5,500	5,501
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.380%	8/3/09	LOC	22,200	22,200
	Illinois Sales Tax Rev.	5.000%	6/15/10		1,500	1,559
	Illinois Sales Tax Rev.	5.250%	6/15/12		2,000	2,221
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15	(4)	17,970	20,242
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.650%	8/7/09	(4)	12,000	12,000
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11	(14)	20,000	18,858
[1]	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	0.560%	8/7/09	(14)	9,455	9,455
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12	(2)	4,000	4,091
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13	(2)	5,000	5,118
						299,744
Indiana (1.6%)
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13		3,000	3,162
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14		3,485	3,643
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15		3,570	3,744
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.370%	8/7/09	LOC	13,000	13,000
	Indiana Finance Auth. Rev.	5.000%	7/1/12		13,725	14,975
	Indiana Finance Auth. Rev. (Miami Correctional Fac.)	5.000%	7/1/13		6,620	7,320
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group)	4.100%	11/3/16		10,000	10,066
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13		3,750	4,015
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	10/1/09		10,000	10,055
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		10,000	10,210
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10		7,930	8,207
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11		5,500	5,810

	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10		2,000	2,021
	Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13		10,585	11,811
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11	(2)	10,000	9,927
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		7,500	7,807
[1]	Tri-Creek Middle School Building Corp. TOB VRDO	0.460%	8/7/09	(4)	14,210	14,210
	Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14		28,000	28,071
						168,054
Iowa (0.1%)
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/14	(12)	2,800	3,025
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/15	(12)	2,395	2,584
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/16	(12)	1,655	1,778
						7,387
Kansas (0.4%)
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13		32,590	37,294
	Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.400%	8/7/09	LOC	5,000	5,000
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12		1,525	1,642
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14		1,000	1,074
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15		2,000	2,105
						47,115
Kentucky (0.7%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12	(14)	13,065	14,477
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	40,000	45,562
	Louisville & Jefferson County KY Metro. Environmental Facs. (Louisville Gas & Electric Co.) PUT	5.625%	12/3/12		10,000	10,445
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11		770	789
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12		810	833
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13		855	881

	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16		990	995
						73,982
Louisiana (1.3%)
	Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/13	(2) (Prere.)	27,000	30,732
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10	(14)	1,980	2,031
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11	(14)	2,085	2,215
	Louisiana GO	5.000%	5/1/10	(4)	16,980	17,507
	Louisiana GO	5.250%	8/1/16	(14)	5,000	5,564
	Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38		6,300	6,696
	Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10		17,250	17,475
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	1.850%	8/7/09	LOC	12,500	12,500
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13		2,675	2,667
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14		3,950	3,919
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14	(2)	5,000	5,109
[1]	Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.460%	8/7/09	(4)	15,000	15,000
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		15,000	15,053
						136,468
Maine (0.3%)
	Maine GO	5.000%	7/15/10	(2)	3,095	3,230
	Maine GO	5.000%	7/15/12	(2)	8,055	8,987
	Maine Housing Auth. Mortgage Rev. VRDO	1.050%	8/7/09		12,000	12,000
	Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/13		2,090	2,372
	Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/16		4,225	4,854
						31,443
Maryland (2.2%)
	Maryland Dept. of Transp.	5.000%	5/1/10		16,975	17,567
	Maryland Dept. of Transp.	4.000%	5/15/15		6,250	6,914
	Maryland Dept. of Transp.	4.000%	5/15/16		6,305	6,960
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11		830	720

	Maryland GO	5.250%	2/15/10		6,140	6,302
	Maryland GO	5.000%	2/1/11		15,000	15,979
	Maryland GO	5.000%	3/1/11		10,000	10,686
	Maryland GO	5.000%	3/15/11		19,445	20,810
	Maryland GO	5.000%	8/1/11		18,200	19,751
	Maryland GO	5.000%	3/15/12		20,415	22,600
	Maryland GO	5.000%	8/1/14		10,000	11,574
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13		3,000	3,238
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13		2,395	2,521
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14		3,150	3,308
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15		5,900	6,164
	Maryland Transp. Auth. Rev.	5.000%	3/1/12		5,000	5,525
	Maryland Transp. Auth. Rev.	5.000%	7/1/13		9,085	10,353
	Maryland Transp. Auth. Rev.	5.000%	3/1/14		8,000	9,163
	Maryland Transp. Auth. Rev.	5.000%	7/1/14		9,615	11,061
	Maryland Transp. Auth. Rev.	5.000%	7/1/15		9,995	11,570
	Montgomery County MD GO	5.000%	5/1/14		12,310	14,174
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		11,435	11,899
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		5,000	5,203
						234,042
Massachusetts (4.3%)
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.350%	8/7/09		5,995	5,995
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.420%	8/7/09		21,445	21,445
	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.300%	8/3/09	LOC	15,270	15,270
	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.330%	8/3/09	LOC	19,200	19,200
	Massachusetts GAN	5.750%	12/15/10		3,000	3,205
	Massachusetts GO	5.000%	8/1/09		37,715	37,715
	Massachusetts GO	5.875%	2/1/10	(Prere.)	10,000	10,376
	Massachusetts GO	5.750%	6/1/10	(Prere.)	8,545	8,925
	Massachusetts GO	5.000%	8/1/10		38,955	40,702
	Massachusetts GO	6.000%	11/1/10		10,015	10,668
	Massachusetts GO	5.500%	11/1/11	(4)	34,300	37,800
	Massachusetts GO	5.000%	9/1/12		8,000	8,941
	Massachusetts GO	5.000%	3/1/15	(Prere.)	10,000	11,625

	Massachusetts GO	5.000%	9/1/15	(Prere.)	5,000	5,868
	Massachusetts GO	5.500%	10/1/15		5,000	5,918
[1]	Massachusetts GO TOB VRDO	0.350%	8/3/09	(14)	25,040	25,040
[1]	Massachusetts GO TOB VRDO	1.350%	8/7/09	LOC	18,425	18,425
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10	(Prere.)	5,825	6,181
	Massachusetts Health & Educ. Fac. Auth. Rev. (Museum of Fine Arts) VRDO	0.330%	8/3/09		13,150	13,150
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12		8,000	8,072
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) VRDO	0.330%	8/3/09	LOC	4,850	4,850
	Massachusetts Housing Finance Agency Housing Rev. VRDO	1.000%	8/7/09	(4)	30,800	30,800
	Massachusetts Port Auth. Rev.	5.500%	7/1/16	(4)	6,000	6,959
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11	(4)	12,000	12,970
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.560%	8/7/09	(4)	3,800	3,800
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3) (Prere.)	10,000	11,331
	Massachusetts Special Obligation Rev.	5.000%	12/15/10	(4)	10,000	10,558
	Massachusetts Special Obligation Rev.	5.500%	6/1/12		10,000	11,186
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13		7,550	8,688
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.250%	8/7/09	(4)LOC	27,900	27,900
	Massachusetts Water Resources Auth. Rev. VRDO	0.350%	8/7/09		2,700	2,700
	Springfield MA GO	5.000%	8/1/11	(14)	3,500	3,770
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11	(2)	6,905	7,320
						457,353

Michigan (2.7%)
	Clarkston MI Community School GO	5.000%	5/1/14	(4)	5,180	5,710
	Detroit MI City School Dist. GO	5.000%	5/1/11	(3)	3,510	3,584
	Detroit MI GO	5.000%	4/1/13	(12)	9,345	9,529
	Detroit MI GO	5.000%	4/1/14	(12)	2,735	2,763
	Detroit MI RAN	5.000%	3/1/10		10,000	10,084
	Detroit MI Sewer System Rev.	6.000%	1/1/10	(3) (Prere.)	15,000	15,491
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	8,510	8,689
	Detroit MI Sewer System Rev. PUT	5.500%	1/1/12	(14)	20,000	20,379
	Eastern Michigan Univ. Rev. VRDO	0.380%	8/3/09	LOC	10,500	10,500
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11		23,000	23,978
	Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12		25,000	25,767
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(14)	33,000	32,838
	Michigan Building Auth. Rev.	5.500%	10/15/09		5,000	5,048
	Michigan Building Auth. Rev.	5.000%	10/15/12	(2)	5,615	6,098
	Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	7,200	7,658
	Michigan Building Auth. Rev. PUT	5.000%	10/15/11	(2)	12,000	12,115
[1]	Michigan Building Auth. Rev. TOB VRDO	0.610%	8/7/09	LOC	11,000	11,000
	Michigan GO	5.000%	9/15/11	(4)	4,755	5,061
	Michigan GO	5.000%	5/1/14		12,000	13,060
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		17,000	17,882
	Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15		2,315	2,630
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10		3,000	3,146
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		6,700	7,047
	Michigan Trunk Line Rev.	5.000%	9/1/12	(4)	13,015	14,293
	Univ. of Michigan Univ. Rev.	5.250%	12/1/11		5,000	5,393
	Univ. of Michigan Univ. Rev.	5.250%	12/1/12		8,500	9,322
						289,065
Minnesota (1.4%)
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14		1,000	1,031
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15		1,245	1,273
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Children's Hospital Clinics) VRDO	0.390%	8/3/09	(4)	15,000	15,000
	Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12	(Prere.)	39,000	44,875
	Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12	(Prere.)	4,000	4,635
	Minnesota GO	5.000%	11/1/10		8,845	9,326
	Minnesota GO	5.250%	11/1/12		6,375	6,709
	Minnesota GO	4.000%	12/1/13		3,900	4,331
	Minnesota GO	5.000%	12/1/13		10,615	12,233

	Minnesota GO	5.000%	8/1/14		6,970	8,057
	Minnesota GO	5.000%	12/1/14		8,145	9,474
	Minnesota GO	5.000%	12/1/15		8,145	9,555
	Minnesota GO	5.000%	12/1/16		8,150	9,603
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/13		7,825	8,343
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/14		5,250	5,601
						150,046
Mississippi (0.6%)
	Madison County MS School Dist.	5.000%	9/1/10	(14)	4,370	4,562
	Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.340%	8/7/09	LOC	15,000	15,000
	Mississippi GO	6.000%	11/1/09	(Prere.)	7,250	7,351
	Mississippi GO	5.250%	12/1/10		8,800	9,325
	Mississippi GO	5.250%	11/1/14		8,970	10,427
	Mississippi GO	5.000%	11/1/15	(14)	7,475	8,618
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/09		500	500
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10		500	508
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11		1,000	1,020
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12		1,000	1,022
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15		1,500	1,504
						59,837
Missouri (0.5%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	10,000	10,056
	Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13	(Prere.)	15,320	17,610
	Missouri Health & Educ. Fac. Auth. VRDO	0.390%	8/3/09	LOC	14,000	14,000
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12	(Prere.)	10,000	11,001
	Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12	(14)	2,000	2,065
						54,732
Multiple State (0.0%)
[1]	Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10	LOC	5,000	5,187

Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Project No. 1	0.757%	12/1/10		25,000	23,856
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15		5,000	5,114

Nebraska Public Power Dist. Rev.	5.000%	1/1/10	(14)	11,635	11,841
Nebraska Public Power Dist. Rev.	5.000%	1/1/11	(14)	3,560	3,747
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14		5,000	5,612
					50,170
Nevada (1.6%)
Clark County NV Bond Bank GO	5.500%	7/1/10	(14) (Prere.)	13,025	13,630
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13		6,355	6,876
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14		6,100	6,602
Clark County NV School Dist. GO	5.250%	6/15/10	(14)	7,875	8,174
Clark County NV School Dist. GO	5.500%	12/15/11	(4) (Prere.)	5,000	5,552
Clark County NV School Dist. GO	5.000%	6/15/12	(14)	5,380	5,895
Clark County NV School Dist. GO	5.000%	6/15/12		10,115	11,084
Clark County NV School Dist. GO	5.000%	6/15/13	(14)	16,050	17,698
Clark County NV School Dist. GO	5.000%	6/15/14		4,000	4,424
Clark County NV School Dist. GO	5.000%	6/15/14	(14)	9,680	10,707
Clark County NV School Dist. GO	5.000%	6/15/15	(2)	5,020	5,527
Clark County NV School Dist. GO	5.000%	6/15/15	(4)	17,760	19,554
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11	(14)	6,735	7,192
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14		8,000	8,271
Nevada GO	5.000%	12/1/12	(4)	11,165	12,486
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12	(14)	14,495	16,060
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14	(14)	5,905	6,730
					166,462
New Hampshire (0.2%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10	(2)	14,000	14,152
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	7/1/14		8,430	9,329
					23,481
New Jersey (5.5%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12	(4)	6,260	7,081
New Jersey Building Auth. Rev.	5.000%	6/15/11		15,090	15,987
New Jersey Building Auth. Rev.	5.000%	6/15/12		11,465	12,378
New Jersey Building Auth. Rev.	5.000%	6/15/14		6,790	7,435
New Jersey Building Auth. Rev.	5.000%	6/15/15		7,650	8,380
New Jersey COP	5.000%	6/15/16		6,695	7,293

New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11		4,000	4,238
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14		7,000	7,659
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15		5,420	5,925
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10	(4)	7,000	7,040
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		1,350	1,296
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	30,500	36,568
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	(ETM)	1,000	1,027
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		3,000	3,165
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13		14,670	16,145
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2) (Prere.)	25,000	28,645
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14		14,565	16,106
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	10,000	10,956
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.270%	8/7/09	LOC	11,000	11,000
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14		11,165	12,266
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15		11,255	12,385
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	6.000%	12/1/14		5,015	5,154
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12		6,955	7,263
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14		6,540	7,303
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11	(14)	30,000	32,543
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12	(14)	4,200	4,547
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12	(4)	8,000	8,973
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/13	(14)	22,680	25,434
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15	(4) (Prere.)	19,130	22,320

New Jersey Turnpike Auth. Rev. VRDO	2.000%	8/7/09	LOC	34,500	34,500
Newark NJ GO	5.000%	10/1/11	(4)	2,000	2,157
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10		3,640	3,627
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11		4,905	4,827
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		5,000	4,839
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12	(Prere.)	10,200	11,364
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	66,685	72,812
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	14,495	16,604
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	14,135	14,889
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13	(Prere.)	18,515	21,954
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13	(Prere.)	7,815	9,412
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13	(Prere.)	17,705	21,481
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		2,000	1,867
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32		10,000	11,447
					578,292
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	12,648
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12	(3)	8,000	7,831
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	20,000	20,097
New Mexico GO	5.000%	3/1/13		10,000	11,284
New Mexico GO	5.000%	3/1/13		8,000	9,027
New Mexico GO	5.000%	3/1/14		9,410	10,738
New Mexico GO	5.000%	3/1/16		19,290	22,302
New Mexico Severance Tax Rev.	5.000%	7/1/10	(2)	2,000	2,083
New Mexico Severance Tax Rev.	5.000%	7/1/11		1,000	1,079
New Mexico Severance Tax Rev.	5.000%	7/1/11	(2)	2,000	2,159
New Mexico Severance Tax Rev.	5.000%	7/1/12		1,550	1,724
					100,972
New York (10.7%)
Battery Park City NY Auth. Rev.	5.250%	11/1/16		14,275	16,105
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11	(4)	16,690	16,256
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12	(14)	48,900	52,933

	Long Island NY Power Auth. Electric System Rev. VRDO	0.650%	8/7/09	(4)	20,405	20,405
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(14) (Prere.)	7,900	8,334
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.450%	8/7/09	(13)	18,980	18,980
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.450%	8/7/09	(13)	32,905	32,905
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.000%	8/7/09	(4)	30,000	30,000
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11		22,080	23,680
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12		3,500	3,808
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12		14,110	15,459
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13		3,325	3,652
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14		50,000	54,358
	Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13		10,000	10,828
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	1.350%	8/7/09	(4)LOC	10,620	10,620
	New York City NY Cultural Resources Rev. (Trust for Cultural Resources)	2.750%	7/1/12		8,000	8,087
	New York City NY GO	5.000%	6/1/10		8,000	8,283
	New York City NY GO	5.000%	8/1/10		13,965	14,550
	New York City NY GO	5.000%	3/1/11		6,000	6,345
	New York City NY GO	5.000%	8/1/11		5,000	5,355
	New York City NY GO	5.750%	8/1/11	(14)	15,750	16,668
	New York City NY GO	5.000%	8/1/12		8,000	8,764
	New York City NY GO	5.000%	8/1/12		8,450	9,256
	New York City NY GO	5.250%	8/1/12		4,230	4,502
	New York City NY GO	5.000%	8/15/13		1,690	1,877
	New York City NY GO	5.000%	8/1/14		25,000	27,953
	New York City NY GO	5.750%	8/1/14	(2)	7,785	8,541
	New York City NY GO	5.000%	8/15/14		12,890	14,420
	New York City NY GO	5.000%	9/1/14		16,860	18,871
	New York City NY GO	5.000%	8/1/15		26,260	29,236
	New York City NY GO	5.000%	8/1/15		7,885	8,640
	New York City NY GO	5.000%	8/15/15		17,910	19,948
	New York City NY GO	5.000%	9/1/15		21,325	23,763
	New York City NY GO VRDO	0.300%	8/3/09	LOC	53,440	53,440
	New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12		6,665	7,111
	New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12		5,000	5,206

	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10	(14)	3,090	3,206
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12	(14)	5,000	5,445
	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13	(4)	4,435	5,003
	New York City NY IDA Rev. (New York Law School) VRDO	0.300%	8/7/09	LOC	12,700	12,700
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.320%	8/7/09		8,000	8,000
	New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/13		12,320	14,023
	New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/14		5,610	6,415
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		24,375	26,062
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		37,600	39,555
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11		14,370	15,659
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.450%	8/7/09	(4)	14,000	14,000
	New York State Dormitory Auth. Rev.	5.000%	8/15/09	(4)	1,900	1,903
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10	(3) (Prere.)	2,215	2,323
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10	(3) (Prere.)	4,475	4,693
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12		5,250	5,897
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/13		3,450	3,870
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/14		3,760	4,251
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/15		3,935	4,468
	New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13	(14)	20,350	21,696
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11		1,000	1,021
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12		1,000	1,024
	New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12	(2)	12,560	13,439
	New York State Dormitory Auth. Rev. State Supported Debt (City Univ.) VRDO	0.250%	8/7/09	LOC	4,000	4,000

	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10	(14)	14,650	14,731
[2]	New York State Energy Research & Dev. Auth. PCR (Rochester Gas & Electric Corp.) PUT	4.750%	7/1/16	(14)	2,250	2,250
	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	7/15/14		2,160	2,503
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15		5,410	5,909
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18		7,000	7,564
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18		8,415	9,094
	New York State Thruway Auth. Rev.	4.000%	7/15/11		35,000	36,680
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10	(14)	2,500	2,576
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11	(3) (Prere.)	2,000	2,181
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11	(3) (Prere.)	3,000	3,272
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11	(14) (Prere.)	7,500	8,231
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	(14)	15,000	16,684
	New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/16		6,620	7,535
	New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10		11,395	11,738
	New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13		5,500	6,005
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12		6,500	7,002
	New York State Urban Dev. Corp. Rev. VRDO	0.380%	8/7/09	(12)	33,100	33,100
[1]	Suffolk County NY GO TOB VRDO	0.560%	8/7/09	(14)	3,265	3,265
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		5,145	5,316
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		10,000	10,593
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12		7,000	7,606
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17		14,950	15,435

	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		20,000	20,846
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14	(ETM)	2,045	2,342
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14		11,690	13,358
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.520%	8/7/09	(4)	34,945	34,945
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		9,000	9,235
						1,137,788
North Carolina (2.4%)
	Cabarrus NC COP	5.000%	1/1/14		2,500	2,770
	Cabarrus NC COP	5.000%	1/1/16		4,555	5,061
	Charlotte NC Airport Rev.	5.000%	7/1/14		4,000	4,375
[2]	Charlotte NC Water & Sewer System Rev.	5.000%	7/1/13		1,420	1,618
[2]	Charlotte NC Water & Sewer System Rev.	4.000%	7/1/16		1,280	1,416
	Durham NC COP	5.000%	6/1/10		2,170	2,244
	Durham NC COP	5.000%	6/1/11		1,080	1,150
	Durham NC COP	5.000%	6/1/13		1,000	1,108
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10		25,745	26,080
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10		6,900	6,993
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11		15,500	16,185
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12		9,000	9,625
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14		5,000	5,281
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15		3,465	3,639
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15		20,000	21,004
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16		2,725	2,853
	North Carolina GO	5.000%	3/1/12		13,980	15,455
	North Carolina GO	5.000%	4/1/14		10,000	11,494
	North Carolina GO	5.000%	9/1/16		10,000	11,767
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10	(4)	10,000	10,226
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10		9,180	9,466

North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14		2,775	2,897
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15	(4)	7,370	7,671
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.410%	8/7/09	(14)LOC	5,000	5,000
Raleigh NC GO	5.000%	12/1/16		2,470	2,914
Raleigh NC GO	5.000%	12/1/16		2,605	3,073
Wake County NC GO	4.000%	2/1/14		15,000	16,530
Wake County NC Public Improvement GO	5.000%	3/1/13		16,000	18,114
Wake County NC Public Improvement GO	5.000%	3/1/14		23,000	26,387
Wake County NC Public Improvement GO	5.000%	3/1/16		5,000	5,847
					258,243
Ohio (3.6%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		10,000	10,389
Avon OH Local School Dist. GO	5.250%	12/1/13	(14) (Prere.)	2,400	2,786
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11		5,000	4,985
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12		1,480	1,461
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14		5,495	5,236
Cincinnati OH City School Dist. GO	5.375%	12/1/11	(14) (Prere.)	3,350	3,705
Cincinnati OH City School Dist. GO	5.000%	12/1/12	(4)	1,140	1,275
Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4) (Prere.)	5,525	6,355
Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)	2,000	2,271
Cleveland OH GO	5.250%	8/1/13	(3) (Prere.)	2,400	2,762
Columbus OH GO	5.000%	9/1/11		5,000	5,437
Columbus OH GO	5.000%	6/15/12		7,955	8,862
Columbus OH GO	5.000%	9/1/12		5,600	6,279
Columbus OH GO	5.000%	9/1/13		5,600	6,408
Columbus OH GO	5.000%	9/1/13		10,430	11,936
Columbus OH GO	5.000%	9/1/16		9,225	10,750
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09	(14)	4,200	4,195
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.300%	8/3/09		10,465	10,465

Hamilton County OH Sewer System Rev.	5.000%	12/1/13	(14)	4,450	5,046
Hilliard OH School Dist. GO	0.000%	12/1/14	(14)	2,720	2,366
Hilliard OH School Dist. GO	0.000%	12/1/15	(14)	3,720	3,098
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,942
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,942
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,717
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14) (Prere.)	3,000	3,538
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,270	3,566
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11		12,000	12,369
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14		4,000	4,200
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11		5,000	5,068
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15	(14)	11,780	13,580
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12	(4)	3,055	3,355
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14		12,000	13,677
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	10/1/16	(14)	12,000	13,846
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10	(Prere.)	2,000	2,089
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10	(4)	11,510	12,147
Ohio GO	5.000%	9/15/14		5,920	6,809
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11		6,115	6,707
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12	(Prere.)	5,000	5,696
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/13	(Prere.)	3,885	4,469
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	0.750%	8/7/09	LOC	11,950	11,950
Ohio Higher Educ. GO	5.250%	11/1/11		5,000	5,484
Ohio Higher Educ. GO	5.000%	8/1/12		6,525	7,277
Ohio Higher Educ. GO	5.000%	11/1/14		4,250	4,899
Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,962
Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	7,140
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12		6,805	7,599

Ohio Infrastructure Improvement GO	5.000%	3/1/10	(ETM)	4,000	4,107
Ohio Infrastructure Improvement GO	5.000%	8/1/16		9,570	11,057
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10	(14)	7,140	7,454
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11	(14)	3,800	4,091
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13		6,000	6,839
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14		3,000	3,429
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16		3,515	4,040
Ohio State Univ. General Receipts Rev. VRDO	0.220%	8/7/09		5,200	5,200
Ohio Turnpike Comm. Turnpike Rev.	5.000%	2/15/15		3,500	3,961
Ohio Water Dev. Auth. PCR	5.250%	12/1/09		3,625	3,684
Ohio Water Dev. Auth. PCR	5.000%	12/1/11		4,030	4,420
Ohio Water Dev. Auth. PCR	5.000%	6/1/13		7,000	7,957
Ohio Water Dev. Auth. Rev.	5.000%	12/1/13		4,000	4,590
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14	(Prere.)	6,300	7,235
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12		2,625	2,707
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13		2,760	2,862
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14		2,895	2,991
					380,719
Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	10,000	10,737
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12	(4)	3,500	3,852
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13		2,000	2,184
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14		4,900	5,362
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15		4,670	5,101
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14		3,300	3,359
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15	(14)	9,035	10,079
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15		8,640	9,789
Oklahoma Turnpike Auth. VRDO	0.330%	8/3/09		4,300	4,300
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11		10,000	10,577
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	(4)	5,300	5,679

	Tulsa County OK Ind. Dev. VRDO	0.400%	8/3/09	LOC	13,815	13,815
						84,834
Oregon (0.4%)
	Oregon State Dept. Administrative Services	5.250%	11/1/11	(14)	12,090	13,130
	Oregon State Dept. Administrative Services	5.000%	5/1/14		3,750	4,219
	Oregon State Dept. Administrative Services	5.000%	5/1/15		4,160	4,696
	Oregon State Dept. Administrative Services	5.000%	4/1/16		2,185	2,501
	Oregon State Dept. Administrative Services	5.000%	5/1/16		3,105	3,505
	Oregon State Var-Veterans Welfare VRDO	0.300%	8/3/09		4,400	4,400
	Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12	(14)	5,000	5,442
	Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/14	(14)	975	976
						38,869
Pennsylvania (6.5%)
[2]	Allegheny County PA GO	5.000%	11/1/13		3,560	3,895
[2]	Allegheny County PA GO	5.000%	11/1/14		2,895	3,174
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		36,000	37,945
	Beaver County PA IDA PCR (FirstEnergy) PUT	3.375%	10/1/09		5,000	5,003
	Chester County PA GO	5.000%	5/15/15	(Prere.)	13,355	15,554
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10		2,690	2,680
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12		2,970	2,893
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		1,165	1,084
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		3,280	3,051
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		1,140	1,040
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		3,440	3,139
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		1,175	1,056
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		3,510	3,154
	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		17,000	17,628

Delaware County PA IDA PCR (PECO Energy Co.) VRDO	0.280%	8/3/09	LOC	19,500	19,500
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.550%	8/7/09		11,000	11,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.550%	8/7/09		2,330	2,330
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.270%	8/3/09		3,100	3,100
Geisinger Health System Auth. of Pennsylvania Rev. VRDO	0.300%	8/3/09		10,200	10,200
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.)	5.750%	9/15/13	(Prere.)	4,560	5,323
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.) VRDO	0.390%	8/3/09	LOC	1,515	1,515
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	0.350%	8/3/09	LOC	10,455	10,455
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/10		2,500	2,542
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/11		2,500	2,551
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/13		5,675	5,779
Mount Lebanon PA School Dist. GO	5.000%	2/15/13	(14) (Prere.)	5,000	5,644
North Hills PA School Dist. GO	5.250%	12/15/15	(4) (Prere.)	5,030	5,989
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	22,670	26,223
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		10,000	10,152
Pennsylvania GO	5.500%	2/1/12		20,950	23,287
Pennsylvania GO	5.500%	1/1/13		10,000	11,388
Pennsylvania GO	5.000%	8/1/13		12,480	14,244
Pennsylvania GO	5.000%	4/15/14		16,300	18,663
Pennsylvania GO	4.000%	7/15/14		15,070	16,639
Pennsylvania GO	5.000%	9/1/14	(4)	26,550	30,598
Pennsylvania GO	5.000%	3/15/16		11,855	13,728
Pennsylvania GO	5.000%	4/15/16		18,690	21,664
Pennsylvania GO	5.000%	8/1/16		5,000	5,815

Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11	(2)	4,000	4,277
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13		5,630	6,191
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16	(2)	14,290	15,743
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11	(14)	3,000	3,195
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2) (Prere.)	7,550	8,310
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2) (Prere.)	6,370	7,011
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11	(2) (Prere.)	12,010	13,248
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15	(12)	1,055	1,192
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15		5,500	6,041
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16	(12)	5,170	5,836
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16		6,680	7,314
Pennsylvania Turnpike Comm. Rev. VRDO	0.550%	8/7/09	(4)	26,585	26,585
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14		2,355	2,562
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15		4,570	4,955
Philadelphia PA Gas Works Rev.	5.500%	8/1/11	(4) (Prere.)	3,315	3,628
Philadelphia PA GO	5.250%	3/15/11	(4) (Prere.)	7,460	7,997
Philadelphia PA GO	5.250%	3/15/11	(4) (Prere.)	9,155	9,814
Philadelphia PA GO	5.000%	8/1/11	(11)	5,495	5,663
Philadelphia PA GO	5.000%	8/1/13	(4)	19,000	20,747
Philadelphia PA GO	5.125%	8/1/13	(11)	6,050	6,340
Philadelphia PA GO	5.000%	8/1/14	(4)	20,385	22,265
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.300%	8/3/09		4,200	4,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.300%	8/3/09		3,900	3,900
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4) (Prere.)	7,420	7,982
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4) (Prere.)	6,415	6,901
Philadelphia PA School Dist. GO	5.500%	8/1/11	(4)	5,100	5,484
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(14)	33,865	35,460
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(14)	18,000	19,677
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14	(2)	7,100	7,738
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15	(2)	1,500	1,636

	Pittsburgh PA GO	5.000%	9/1/09	(14)	2,815	2,818
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13		6,265	6,820
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14		5,470	5,971
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15		5,000	5,508
	Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10	(Prere.)	5,175	5,418
						688,052
Puerto Rico (1.2%)
	Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11		2,650	2,698
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12		4,510	4,732
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13		4,000	4,273
	Puerto Rico GO PUT	5.000%	7/1/12		16,000	16,064
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11	(2)	5,550	5,751
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12	(2)	3,000	3,096
	Puerto Rico Muni. Finance Agency	5.000%	8/1/10		5,000	5,108
	Puerto Rico Muni. Finance Agency	5.000%	8/1/11		7,000	7,194
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	23,265	23,621
	Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11		50,000	50,808
						123,345
Rhode Island (0.0%)
	Providence RI GO PUT	3.950%	1/15/11	(11)	5,000	5,164
South Carolina (0.7%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09		2,245	2,274
[1]	Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	0.390%	8/7/09		24,750	24,750
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13		8,575	9,014
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14		9,355	9,772
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15		7,380	7,741
[1]	Greenwood County SC Metro. Sewer System Rev. TOB VRDO	0.710%	8/7/09	(4)	5,625	5,625
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2) (Prere.)	10,000	10,911

Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18		4,845	4,840
					74,927
South Dakota (0.1%)
South Dakota State Building Auth. Rev.	5.000%	12/1/09	(2)	5,955	6,045
South Dakota State Building Auth. Rev.	5.000%	12/1/10	(2)	2,680	2,828
South Dakota State Building Auth. Rev.	5.000%	12/1/11	(2)	1,000	1,090
South Dakota State Building Auth. Rev.	5.000%	12/1/12	(2)	3,005	3,358
					13,321
Tennessee (2.8%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	5.000%	6/1/11		10,000	10,609
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	31,815	31,815
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	1,500	1,500
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14		1,500	1,561
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15		1,390	1,451
Memphis TN Electric System Rev.	5.000%	12/1/10	(14)	5,000	5,274
Memphis TN Electric System Rev.	5.000%	12/1/11	(14)	17,000	18,454
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/14	(13)	6,345	7,328
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/16	(13)	5,675	6,634
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	17,076
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(14)	30,890	31,743
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	0.350%	8/3/09	LOC	37,795	37,795
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	0.350%	8/3/09	LOC	24,565	24,565
Shelby County TN GO	5.000%	4/1/13		4,000	4,524
Shelby County TN GO	5.000%	4/1/14		1,000	1,143

Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13		4,500	4,635
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/10		2,570	2,666
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/11		2,230	2,382
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/12		2,300	2,517
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/13		3,600	3,996
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/14		4,805	5,355
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/15		5,390	6,011
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/16		2,500	2,779
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		10,000	10,167
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11		5,000	5,156
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12		10,000	10,413
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13		28,000	29,223
Tennessee GO	5.000%	5/1/14		2,825	3,242
Tennessee GO	5.000%	5/1/16		3,200	3,735
					293,749
Texas (9.0%)
Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14		2,855	3,314
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/10		5,000	5,196
Dallas TX GO	5.000%	2/15/10		6,540	6,704
Dallas TX GO	5.000%	2/15/12		26,935	29,667
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	(4)	5,950	6,248
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10		5,570	5,865
El Paso TX Water & Sewer Rev.	5.000%	3/1/14	(4)	2,175	2,455
El Paso TX Water & Sewer Rev.	5.000%	3/1/15	(4)	1,500	1,703
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		7,500	7,510

	Garland TX GO	5.250%	2/15/11	(4)	2,255	2,410
	Garland TX GO	5.250%	2/15/12	(4)	2,500	2,765
	Garland TX Independent School Dist.	5.000%	2/15/12		4,210	4,635
	Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12		26,970	28,578
	Harlingen TX Independent School Dist. GO	5.500%	8/15/09	(Prere.)	4,000	4,008
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13		15,000	16,230
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14		11,000	11,862
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15		6,530	7,097
	Harris County TX Flood Control Dist. GO	5.000%	10/1/11		5,005	5,451
	Harris County TX Flood Control Dist. GO	5.250%	10/1/14	(Prere.)	8,360	9,795
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.330%	8/3/09	LOC	21,700	21,700
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.350%	8/3/09	LOC	11,800	11,800
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.330%	8/3/09		37,875	37,875
	Harris County TX Toll Road Rev.	6.000%	8/1/09	(14)	4,750	4,750
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/12	(4)	24,250	26,333
[2]	Houston TX Airport System Rev.	5.000%	7/1/16		1,000	1,088
[1]	Houston TX Airport System Rev. TOB VRDO	0.760%	8/7/09	(4)	18,400	18,400
[1]	Houston TX Airport System Rev. TOB VRDO	0.760%	8/7/09	(4)	26,000	26,000
	Houston TX GO	5.000%	3/1/10	(14)	5,120	5,255
	Houston TX GO	5.500%	9/1/10	(4) (Prere.)	10,885	11,444
	Houston TX GO	5.500%	3/1/16		6,905	8,053
	Houston TX Independent School Dist. GO	0.000%	2/15/12		5,535	5,304
	Houston TX Independent School Dist. GO	5.000%	2/15/13		9,000	10,136
	Houston TX Independent School Dist. GO VRDO	0.370%	8/7/09		15,000	15,000
	Houston TX Util. System Rev.	5.250%	5/15/10	(14)	2,700	2,789

Houston TX Util. System Rev.	5.250%	11/15/11	(4)	4,425	4,838
Houston TX Util. System Rev.	5.000%	11/15/12	(4)	4,270	4,761
Houston TX Util. System Rev.	5.250%	5/15/16	(14)	10,000	10,934
Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	12,000	12,566
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11		2,050	2,221
Lewisville TX Independent School Dist.	0.000%	8/15/09		2,430	2,429
Lewisville TX Independent School Dist.	0.000%	8/15/10		5,000	4,943
Lewisville TX Independent School Dist.	5.000%	8/15/13		8,225	9,375
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17	(2)	17,195	17,430
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		17,500	17,729
Montgomery County TX PUT	5.000%	9/1/10	(4)	3,000	3,101
Montgomery County TX PUT	5.000%	9/1/10	(4)	9,000	9,402
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15	(4) (Prere.)	10,000	11,302
North Texas Tollway Auth. Rev.	5.000%	1/1/12		5,580	5,908
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		71,215	73,062
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		31,190	31,866
Northside TX Independent School Dist. PUT	3.600%	8/1/09		9,730	9,730
Northside TX Independent School Dist. PUT	3.700%	8/1/10		8,100	8,196
Northside TX Independent School Dist. PUT	2.100%	6/1/11		8,000	8,014
Round Rock TX Independent School Dist. GO	0.000%	8/15/09	(14)	6,750	6,748
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13		24,325	25,596
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14		12,360	12,923
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11		4,350	4,631
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	(4)	12,000	13,540
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14		10,115	11,391
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14		6,210	7,121
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,210	8,297
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		22,000	22,535
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13		3,000	3,375
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14		3,635	4,136

	Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09	(4)	10,000	10,010
	Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09	(4)	10,000	10,010
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12		3,500	3,667
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13		1,385	1,453
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,210	4,528
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,830	5,195
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,000	5,667
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.752%	12/15/09		15,030	14,681
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.822%	9/15/10		5,005	4,823
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12		5,000	4,922
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13		1,000	968
	Texas Muni. Power Agency Rev.	4.400%	9/1/11	(14)	10,185	10,212
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		9,605	10,607
	Texas State Transp. Comm. First Tier	5.000%	4/1/13		12,000	13,543
	Texas State Transp. Comm. First Tier	5.000%	4/1/14		27,410	31,239
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11		10,000	10,164
	Texas State Univ. System Rev.	5.000%	3/15/12		2,380	2,604
	Texas State Univ. System Rev.	5.000%	3/15/15		7,005	7,906
	Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/13		3,000	3,251
	Texas Tech Univ. Rev. Refunding & Improvement	3.000%	2/15/14		5,000	5,213
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/15		4,000	4,527
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.340%	8/7/09		10,200	10,200
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.340%	8/7/09		3,810	3,810
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/13		5,275	5,989
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/13		1,375	1,561
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/16		6,330	7,301
	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,517
	Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09		2,125	2,124
	Univ. of Houston TX Rev.	4.000%	2/15/13		2,000	2,163

Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,610	2,615
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,500	2,505
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10		4,175	4,351
Williamson County TX GO	5.500%	2/15/11	(4) (Prere.)	4,845	5,205
					952,051
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/13		7,590	8,319
Salt Lake County UT GO	5.000%	6/15/10		9,100	9,464
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11	(4)	6,000	5,843
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12	(4) (Prere.)	4,425	5,011
					28,637
Virginia (1.5%)
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13		5,000	5,032
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14	(Prere.)	21,535	24,705
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		5,810	5,858
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.350%	8/3/09	(4)	7,500	7,500
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	5,000	5,882
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/14		1,350	1,539
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/16		3,090	3,573
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10		17,925	18,339
Virginia College Building Auth. Educ. Fac. Rev. (PUBLIC HIGHER EDUC. FINANCING PROGRAM)	5.000%	9/1/13		3,135	3,575
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13		5,205	5,936
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/14		2,000	2,301
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/15		2,150	2,485
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/16		500	579

Virginia GO	5.000%	6/1/14		8,750	10,102
Virginia Public Building Auth. Rev.	5.000%	8/1/13		5,000	5,705
Virginia Public Building Auth. Rev.	5.000%	8/1/14		8,000	9,214
Virginia Public School Auth. Rev.	5.000%	8/1/09		2,000	2,000
Virginia Public School Auth. Rev.	5.000%	8/1/09		2,720	2,720
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,500	2,612
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,865	2,994
Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,625
Virginia Public School Auth. Rev.	5.000%	8/1/11		9,000	9,752
Virginia Public School Auth. Rev.	4.000%	8/1/12		3,605	3,921
Virginia Public School Auth. Rev.	5.000%	8/1/13		7,655	8,734
Virginia Public School Auth. Rev.	5.000%	8/1/14		3,815	4,394
Virginia Public School Auth. Rev.	5.250%	8/1/14		3,000	3,491
Virginia Public School Auth. Rev.	5.000%	8/1/16		1,570	1,826
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14		6,750	6,929
					163,323
Washington (3.4%)
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14	(2)	8,125	9,251
Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10	(14)	12,795	13,377
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11		45,365	48,774
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12		2,500	2,762
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17	(14)	8,000	8,738
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17	(14)	7,300	8,087
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		6,000	6,785
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		8,450	9,555
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(2)	9,000	9,992
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(4)	10,000	11,102
King County WA (Bellevue School Dist.) GO	5.000%	12/1/11		18,000	19,662

	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10		12,385	13,088
	Port of Seattle WA Rev.	5.000%	3/1/11	(4)	8,275	8,805
	Port of Seattle WA Rev.	5.000%	3/1/12	(4)	5,000	5,479
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10	(14)	3,565	3,628
	Seattle WA Water System Rev.	5.000%	2/1/15	(4)	4,725	5,404
	Tacoma WA Electric System Rev.	5.000%	1/1/12	(4)	5,000	5,443
	Tacoma WA Electric System Rev.	5.000%	1/1/13	(4)	10,485	11,647
	Tacoma WA Electric System Rev.	5.000%	1/1/14	(4)	25,720	28,850
	Thurston County Washington School District GO	5.000%	12/1/15	(4)	7,100	7,727
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11		4,760	5,137
	Washington GO	4.000%	1/1/11		12,585	13,160
	Washington GO	5.000%	7/1/12	(2)	11,530	12,824
	Washington GO	5.000%	2/1/13		5,290	5,938
	Washington GO	5.000%	7/1/13	(4)	4,890	5,553
	Washington GO	5.000%	1/1/14		19,395	21,965
	Washington GO	5.000%	2/1/14		11,105	12,598
	Washington GO	5.700%	10/1/15		6,250	7,105
	Washington GO	5.000%	2/1/16		3,995	4,578
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.350%	8/3/09	(4)	22,000	22,000
[1]	Washington Health Care Fac. Auth. (Peace Health) TOB VRDO	0.390%	8/7/09		7,315	7,315
						356,329
West Virginia (0.5%)
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12		4,970	5,508
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13		4,650	5,235
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/14		9,265	10,472
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/15		7,150	8,104
	West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13		6,000	6,069
	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.350%	8/3/09	LOC	17,100	17,100
						52,488
Wisconsin (1.1%)
	Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12	(Prere.)	5,000	5,592
	Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12	(Prere.)	5,110	5,554
	Wisconsin GO	5.000%	5/1/10		5,160	5,337
	Wisconsin GO	5.000%	5/1/12	(14)	15,775	17,406

Wisconsin GO	5.250%	5/1/13		16,810	19,067
Wisconsin GO	5.000%	5/1/14	(14)	5,000	5,679
Wisconsin GO	5.000%	5/1/16	(14)	11,240	12,413
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10	LOC	3,185	3,227
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14	(4)	5,000	5,406
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15	(4)	2,000	2,155
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14	(4)	4,145	4,683
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15	(4)	11,390	12,900
	Wisconsin Transp. Rev.	5.000%	7/1/12		1,000	1,106
	Wisconsin Transp. Rev.	5.000%	7/1/13		1,100	1,240
	Wisconsin Transp. Rev.	5.000%	7/1/15		2,000	2,280
[1]	Wisconsin Transp. Rev. TOB VRDO	0.340%	8/7/09	(Prere.)	9,665	9,665
						113,710
Total Tax-Exempt Municipal Bonds (Cost $10,145,082)						10,384,965
	Coupon				Shares	Market Value ($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
[4]	Vanguard Municipal Cash Management Fund (Cost $229,628)	0.327%		229,628,213		229,628
Total Investments (100.2%) (Cost $10,374,710)						10,614,593
Other Assets and Liabilities-Net (-0.2%)						(21,901)
Net Assets (100%)						10,592,692

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $441,177,000, representing 4.2% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2009.
3	Securities with a value of $2,647,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2009, the cost of investment securities for tax purposes was $10,374,847,000. Net unrealized appreciation of investment securities for tax purposes was $239,746,000, consisting of unrealized gains of $252,487,000 on securities that had risen in value since their purchase and $12,741,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	September 2009	(475)	55,709	(1,151)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Limited-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	10,384,965	—
Temporary Cash Investments	229,628	—	—
Futures Contracts—Liabilities[1]	(520)	—	—
Total	229,108	10,384,965	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.2%)
Alabama (1.1%)
	Alabama Public School & College Auth.	5.000%	12/1/11		7,500	8,178
	Alabama Public School & College Auth.	5.000%	12/1/12		21,510	24,033
[1]	Alabama Public School & College Auth. TOB VRDO	0.610%	8/7/09	(4)	12,205	12,205
[1]	Alabama Public School & College Auth. TOB VRDO	1.410%	8/7/09		29,295	29,295
	Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	2.850%	11/16/09		13,500	13,502
	Huntsville AL Capital Improvement GO	5.000%	9/1/10		1,030	1,079
	Huntsville AL Capital Improvement GO	5.000%	9/1/11		1,265	1,373
	Huntsville AL Health Care Auth. Rev.	5.750%	6/1/11	(Prere.)	5,000	5,485
						95,150
Alaska (0.0%)
	Anchorage AK GO	5.125%	12/1/09	(14)	2,000	2,031

Arizona (1.9%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		2,000	2,022
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,064
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		3,000	3,135
[1]	Arizona Health Fac. Auth. Rev. (Banner Health) TOB VRDO	0.390%	8/7/09		8,840	8,840
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.320%	8/7/09	LOC	9,600	9,600
	Arizona School Fac. Board Rev. COP	5.000%	9/1/10		10,000	10,381
	Arizona School Fac. Board Rev. COP	5.000%	9/1/11		23,870	25,425
	Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/11		2,680	2,884
	Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/12		5,000	5,534

	Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13		5,000	5,635
	Arizona Transp. Board Highway Rev.	6.000%	7/1/10		25,000	26,256
	Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/10		2,125	2,207
	Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/11		2,115	2,259
	Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/13		1,105	1,264
	Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	4.000%	7/1/12		4,985	5,366
[1]	Mesa AZ Util. System Rev. TOB VRDO	0.760%	8/7/09	(4)	8,250	8,250
[1]	Mesa AZ Util. System Rev. TOB VRDO	0.760%	8/7/09	(4)	7,500	7,500
	Pima County AZ COP	5.000%	6/1/10	(ETM)	7,300	7,514
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(14)	15,000	15,312
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	12/1/10	(14)	6,050	6,346
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11		12,500	13,231
						171,025
Arkansas (0.0%)
	Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10	(14)	3,000	3,123

California (6.0%)
	ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek) VRDO	0.500%	8/3/09		4,200	4,200
	California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.) VRDO	0.500%	8/7/09	LOC	6,000	6,000
	California GO	5.250%	9/1/10	(Prere.)	20,590	21,588
	California GO	5.000%	3/1/13		2,500	2,716
	California GO	5.000%	4/1/13		2,205	2,399
	California GO	5.000%	6/1/13		2,025	2,210
	California GO CP	3.300%	8/5/09	LOC	2,416	2,416
	California GO CP	3.500%	8/5/09	LOC	2,424	2,424
	California GO CP	4.000%	8/5/09	LOC	4,634	4,634
	California GO CP	4.000%	8/12/09	LOC	954	955
	California GO CP	3.900%	8/13/09	LOC	5,000	5,006
[1]	California GO TOB VRDO	0.750%	8/7/09	LOC	14,490	14,490
	California GO VRDO	0.750%	8/7/09	LOC	52,540	52,540
	California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/11		1,500	1,526
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12		12,000	12,482

	California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		5,000	5,143
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/09		3,000	3,003
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/10		3,000	3,086
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/11		5,000	5,215
[1]	California Health Fac. Finance Auth. Rev. (Sutter Health) TOB VRDO	0.610%	8/7/09	(13)	19,300	19,300
	California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11		16,400	16,994
	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14		2,500	2,647
	California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13		20,000	20,316
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	22,222
	California State Econ. Recovery Bonds	5.250%	7/1/13	(14)	2,000	2,188
	California State Econ. Recovery Bonds	5.250%	7/1/13		2,500	2,734
	California State Econ. Recovery Bonds	5.250%	7/1/14	(14)	10,700	11,746
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10		16,000	16,285
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10		16,000	16,441
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11		8,000	8,376
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14		10,000	10,992
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		5,000	5,114
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.500%	5/2/11		17,000	17,676
[1]	East Bay CA Muni. Util. Dist. Waste Water System Rev. TOB VRDO	0.460%	8/7/09	(4)	10,475	10,475
[1]	East Side CA Union High School Dist. TOB VRDO	3.330%	8/7/09		24,075	24,075
	Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10	(Prere.)	5,000	5,241
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	21,550	24,582
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	11,350	12,947

	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	5,000	5,727
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	13,520	15,082
	Golden State Tobacco Securitization Corp. California	6.625%	6/1/13	(Prere.)	3,000	3,547
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	19,490	23,133
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/11	(14)	13,255	13,978
	Los Angeles CA USD GO	5.000%	7/1/11		13,325	14,253
	Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	4.000%	2/8/11		8,000	8,194
	Orange County CA Airport Rev.	3.000%	7/1/13		1,670	1,723
	San Bernardino County CA Trans. Auth. Sales Tax Rev.	5.000%	5/1/12		15,000	16,197
	San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/14		6,000	6,649
	San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11	(2)	7,455	8,244
	San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,168
	Tuolumne CA Wind Project Auth. Rev.	4.000%	1/1/13		2,375	2,492
						531,771
Colorado (1.6%)
	Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11		10,000	10,794
	Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/12	(14)	21,350	23,717
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10		15,000	15,162
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.250%	11/12/13		8,000	8,523
[1]	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.560%	8/7/09	(4)	10,000	10,000
	Denver CO City & County Airport Rev.	6.000%	11/15/13	(14)	5,000	5,677
	Denver CO City & County COP VRDO	0.300%	8/3/09		5,200	5,200
	Denver CO City & County COP VRDO	0.300%	8/3/09		6,000	6,000
	Denver CO City & County COP VRDO	0.300%	8/3/09		15,000	15,000
	Denver CO City & County GO (Better Denver Theatre & Zoo)	3.000%	8/1/10		12,000	12,298
	Denver CO City & County GO (Better Denver Theatre & Zoo)	4.000%	8/1/11		1,000	1,063
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11	(1)	15,000	15,269

[1]	Jefferson County CO School Dist. GO TOB VRDO	0.560%	8/7/09	(4)	13,660	13,660
	Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10		2,500	2,595
						144,958
Connecticut (0.5%)
	Connecticut GO	5.000%	11/1/10		3,000	3,163
[1]	Connecticut GO TOB VRDO	0.300%	8/3/09		4,000	4,000
	Connecticut Revolving Fund	5.000%	2/1/11		4,130	4,396
	Connecticut Revolving Fund	5.000%	2/1/12		4,000	4,402
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.000%	10/1/09	(14)	11,940	12,049
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.300%	8/3/09		12,880	12,880
						40,890
Delaware (0.5%)
	Delaware GO	5.000%	5/1/10		5,000	5,174
	Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/10	(14)	17,310	18,031
	Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/11		1,500	1,619
	New Castle County DE GO	4.000%	7/15/11		3,025	3,220
	Univ. of Delaware Rev. PUT	2.000%	6/1/11		15,000	15,091
						43,135
District of Columbia (0.7%)
[1]	District Columbia Income Tax Rev. TOB VRDO	0.340%	8/7/09		4,995	4,995
	District of Columbia GO	5.000%	1/1/10	(14)	4,000	4,055
	District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,409
[1]	District of Columbia GO TOB VRDO	0.760%	8/7/09	(4)	20,450	20,450
[2]	District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/13		5,000	5,408
[2]	District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/14		2,000	2,167
	District of Columbia Rev. VRDO	0.330%	8/7/09	LOC	14,525	14,525
	Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/11		2,000	2,140
						64,149
Florida (6.8%)
[1]	Broward County FL School Board COP TOB VRDO	0.510%	8/7/09	(12)	8,100	8,100
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(14)	28,405	28,637
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,497
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14		20,000	20,547
	Clay County FL Sales Surtax Rev.	5.000%	10/1/11	(12)	3,500	3,688

	Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10	(4)	2,920	3,034
	Dade County FL School Dist. GO	5.000%	8/1/09	(1)	8,595	8,595
[1]	Duval County FL School Board COP TOB VRDO	0.760%	8/7/09	(4)	11,420	11,420
	Florida Board of Educ. Capital Outlay	5.750%	6/1/10		18,000	18,771
	Florida Board of Educ. Public Educ.	5.000%	6/1/10		16,120	16,717
	Florida Board of Educ. Public Educ.	5.250%	6/1/10		4,925	5,116
	Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/11		3,525	3,720
	Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/12		1,945	2,088
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.390%	8/7/09		5,445	5,445
	Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/10	(14)	3,620	3,771
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/11		6,980	7,434
	Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/10	(4)	4,340	4,501
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11		5,280	5,594
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12		5,545	6,000
	Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	1.850%	8/7/09	LOC	25,000	25,000
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10		24,550	25,371
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		10,000	10,576
	Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11		5,000	5,004
	Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		6,000	6,002
	Florida Turnpike Auth. Rev.	5.000%	7/1/10	(14)	9,830	10,208
	Florida Turnpike Auth. Rev.	5.000%	7/1/13		3,825	4,244
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		13,000	13,143
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	8/7/09	LOC	25,000	25,000
	Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/12		2,000	2,152
	Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/13		2,000	2,171
	Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/11	(14)	5,560	5,910

	Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12	(4)	5,670	6,288
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.350%	8/3/09	LOC	10,000	10,000
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/10		5,380	5,597
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11		12,000	12,804
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12		12,000	13,057
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.410%	8/7/09		12,725	12,725
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10	(1) (Prere.)	4,300	4,546
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.410%	8/7/09	(12)	5,070	5,070
[1]	Miami-Dade County FL GO TOB VRDO	0.460%	8/7/09	(4)	9,900	9,900
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11	(1)	5,000	5,041
	Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.400%	8/7/09	LOC	19,500	19,500
[1]	Miami-Dade County FL Transit Sales Surtax Rev. TOB VRDO	0.710%	8/7/09	(4)	32,570	32,570
	Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/10	(14)	5,000	5,219
	North Broward FL Hosp. Dist. Rev. VRDO	0.340%	8/7/09	(14)LOC	27,595	27,595
	Ocala FL Water & Sewer Rev.	5.750%	10/1/11	(3) (Prere.)	13,605	15,195
	Orlando & Orange County FL Expressway Auth.	5.000%	7/1/11	(2)	7,000	7,356
	Orlando & Orange County FL Expressway Auth.	5.000%	7/1/12	(2)	5,000	5,343
	Orlando & Orange County FL Expressway Auth. VRDO	1.000%	8/7/09	(4)	24,000	24,000
	Orlando FL Waste Water System Rev.	5.000%	10/1/10	(2)	2,805	2,924
	Polk County FL School Board COP VRDO	0.350%	8/3/09	LOC	17,155	17,155
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,000	4,162

[1]	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida) TOB VRDO	0.390%	8/7/09		6,000	6,000
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/09	LOC	4,600	4,622
	Univ. of South Florida Financing Corp. VRDO	0.350%	8/7/09	LOC	20,000	20,000
[1]	Volusia County FL School Board Rev. TOB VRDO	0.710%	8/7/09	(4)	6,000	6,000
						606,125
Georgia (5.4%)
[1]	Atlanta GA Airport Fac. Rev. TOB VRDO	0.910%	8/7/09	(4)	11,170	11,170
	Atlanta GA Water & Wastewater Rev.	4.000%	11/1/11		2,500	2,570
	Atlanta GA Water & Wastewater Rev.	4.000%	11/1/12		3,000	3,088
	Atlanta GA Water & Wastewater Rev.	5.000%	11/1/13		3,500	3,709
[1]	Atlanta GA Water & Wastewater Rev. TOB VRDO	0.510%	8/7/09	(13)	9,600	9,600
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11		15,000	15,628
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		9,880	10,059
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	5,091
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	7,500	7,737
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10		2,000	2,062
	Coffee County GA School Dist. GO	6.000%	8/1/09		3,060	3,060
	DeKalb County GA School Dist. GO	5.000%	2/1/12		30,000	32,985
	Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.400%	8/7/09		45,520	45,520
	Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.740%	8/7/09		26,500	26,500
	Fulton County GA Dev. Auth. (Shepherd Center) VRDO	1.850%	8/7/09	LOC	37,600	37,600
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	1.850%	8/7/09	LOC	15,570	15,570
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	1.850%	8/7/09	LOC	23,700	23,700
	Georgia GO	5.000%	8/1/09		15,995	15,995
	Georgia GO	5.000%	12/1/09		9,445	9,591
	Georgia GO	5.000%	10/1/10		7,620	8,009

	Georgia GO	5.000%	12/1/10		9,985	10,567
	Georgia GO	5.000%	3/1/11		1,750	1,870
	Georgia GO	4.000%	5/1/11		2,865	3,031
	Georgia GO	5.500%	7/1/11		16,160	17,628
	Georgia GO	5.700%	7/1/11		12,430	13,601
	Georgia GO	6.250%	8/1/11		5,195	5,753
	GEORGIA GO	5.000%	5/1/12	(Prere.)	5,125	5,681
	Georgia GO	5.000%	9/1/14		4,000	4,635
[1]	Georgia GO TOB VRDO	0.340%	8/7/09		21,350	21,350
[1]	Georgia GO TOB VRDO	0.390%	8/7/09		10,020	10,020
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10		2,500	2,594
	Georgia Road & Tollway Auth. Rev.	4.000%	6/1/11		2,530	2,669
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/13		13,875	15,611
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.350%	8/7/09	LOC	9,090	9,090
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.800%	8/7/09	LOC	23,725	23,725
	Henry County GA GO	5.000%	7/1/11		5,790	6,252
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		9,000	8,986
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		12,000	12,139
[1]	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.410%	8/7/09	(4)	4,725	4,725
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/12		3,010	3,236
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		5,000	5,428
	Whitfield County GA School District GO	5.000%	4/1/11		3,250	3,466
						481,301
Hawaii (0.3%)
	Hawaii GO	5.000%	9/1/10	(14)	5,000	5,236
	Hawaii GO	5.000%	6/1/14		2,240	2,563
	Honolulu HI City & County GO	5.000%	7/1/10	(14)	4,515	4,704
	Honolulu HI City & County GO	5.000%	7/1/10	(14)	3,980	4,146
	Honolulu HI City & County GO	5.000%	7/1/10	(14)	4,065	4,234
[1]	Honolulu HI City & County Wastewater System Rev. TOB VRDO	0.910%	8/7/09	(4)	4,995	4,995
						25,878
Idaho (0.4%)
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.350%	8/3/09	(4)	8,240	8,240
	Idaho Housing & Finance Assn. RAN	5.000%	7/15/10		8,210	8,528

	Idaho Housing & Finance Assn. RAN	5.000%	7/15/11		7,410	7,922
	Idaho Housing & Finance Assn. RAN	5.000%	7/15/12		6,675	7,310
						32,000
Illinois (4.6%)
	Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10	(14) (ETM)	2,775	2,938
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11	(14)	3,000	3,207
[1]	Chicago IL Board of Educ. TOB VRDO	0.560%	8/7/09	(4)	6,520	6,520
	Chicago IL Board of Educ. VRDO	0.900%	8/7/09	(4)	19,470	19,470
[1]	Chicago IL GO TOB VRDO	0.330%	8/7/09	(4)	10,170	10,170
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10	(ETM)	10,000	10,610
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(14)	4,400	4,740
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.510%	8/7/09	(12)	8,280	8,280
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.760%	8/7/09	(4)	13,225	13,225
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.760%	8/7/09	(4)	7,000	7,000
	Chicago IL Park Dist.	5.000%	1/1/10		2,275	2,315
	Chicago IL Park Dist.	5.000%	1/1/10		1,500	1,526
	Chicago IL Park Dist.	5.000%	1/1/11		2,765	2,912
	Chicago IL Park Dist.	5.000%	1/1/11		3,205	3,375
	Chicago IL Park Dist. GO	5.000%	1/1/10	(14)	8,145	8,290
	Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/10		2,500	2,578
	Chicago IL Wastewater Transmission Rev. VRDO	0.380%	8/3/09	LOC	6,900	6,900
[1]	Chicago IL Water Rev. TOB VRDO	0.560%	8/7/09	(4)	7,495	7,495
[1]	Chicago IL Water Rev. TOB VRDO	0.560%	8/7/09	(4)	7,745	7,745
	Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12	(3) (Prere.)	3,750	4,270
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14		5,000	5,122
	Illinois Finance Auth. (Advocate Health Care) Rev.	3.875%	5/1/12		5,000	5,062
	Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.330%	8/7/09	LOC	10,100	10,100
	Illinois Finance Auth. Rev. (Carle Foundation) VRDO	0.330%	8/7/09	LOC	17,500	17,500
	Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.330%	8/7/09	LOC	13,000	13,000
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	3.000%	8/15/10		1,000	1,014

	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/11		2,445	2,585
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/12		4,630	5,003
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/13		3,250	3,507
	Illinois Finance Auth. Rev. (Presbyterian Homes) VRDO	0.910%	8/7/09	(4)	7,905	7,905
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,800	3,877
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,600	3,673
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	4,000	4,165
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	3,490	3,634
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,438
	Illinois Finance Auth. Rev. (Swedish Covenant) VRDO	0.520%	8/7/09	LOC	20,000	20,000
	Illinois GO	5.250%	8/1/09	(14)	2,135	2,135
	Illinois GO	5.500%	8/1/09		8,610	8,610
	Illinois GO	5.000%	10/1/09		14,800	14,904
	Illinois GO	5.000%	1/1/10		6,000	6,104
	Illinois GO	5.000%	3/1/11		8,350	8,836
	Illinois GO	5.000%	6/1/11		9,600	10,235
	Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14		5,500	5,501
	Illinois Health Fac. Auth. Rev. (Central Dupage Health) VRDO	0.320%	8/3/09		20,900	20,900
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.380%	8/3/09	LOC	2,800	2,800
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.660%	8/7/09		2,600	2,600
	Illinois Regional Transp. Auth. Rev. VRDO	0.700%	9/1/09		25,000	25,000
[1]	Melean & Woodford Counties IL USD TOB VRDO	0.760%	8/7/09	(4)	11,225	11,225
[1]	Metropolitan Pier & Exposition Auth. IL Dedicated Sales Tax TOB VRDO	0.440%	8/7/09		35,275	35,275
	Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.400%	8/7/09		8,600	8,600
						406,876
Indiana (2.3%)
	Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10	(Prere.)	3,100	3,286
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11		1,000	1,041

	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12		1,700	1,797
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.370%	8/7/09	LOC	11,045	11,045
	Indiana Finance Auth. Rev.	5.000%	7/1/10		1,955	2,026
	Indiana Finance Auth. Rev.	5.000%	7/1/10		2,105	2,182
	Indiana Finance Auth. Rev.	5.000%	7/1/11		1,270	1,354
	Indiana Finance Auth. Rev.	5.000%	7/1/11		2,305	2,457
	Indiana Finance Auth. Rev.	5.000%	7/1/12		1,495	1,631
	Indiana Finance Auth. Rev.	5.000%	7/1/12		3,415	3,726
	Indiana Finance Auth. Rev.	5.000%	11/1/12		12,130	13,369
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		4,000	4,032
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		5,000	5,052
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		10,000	10,105
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		17,565	17,935
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12		10,000	10,222
[1]	Indiana Muni. Power Agency Rev. TOB VRDO	0.510%	8/7/09	(13)	10,105	10,105
	Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10	(4)	6,535	6,804
[1]	Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	0.330%	8/7/09		18,200	18,200
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09		9,270	9,270
	Indianapolis IN Gas Util. Rev.	4.000%	6/1/10		4,065	4,138
	Indianapolis IN Gas Util. Rev.	5.000%	6/1/11		4,225	4,431
	Indianapolis IN Gas Util. Rev.	5.000%	6/1/12		8,870	9,465
	Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/11		1,000	1,076
	Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/13		1,000	1,126
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		12,500	13,011
	Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14		35,000	35,089
						203,975
Iowa (0.3%)
	Iowa Finance Auth. (Iowa Schools Cash Anticipation Notes Program)	2.500%	6/23/10		10,000	10,174
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/12	(12)	1,540	1,640
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/13	(12)	3,265	3,515
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) PUT	5.000%	8/15/12		5,500	5,867

	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	2.100%	12/1/11		8,000	8,151
						29,347
Kansas (0.1%)
	Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.000%	11/15/13		1,000	1,036
	Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.500%	11/15/14		2,500	2,629
	Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.400%	8/7/09	LOC	5,385	5,385
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09		750	752
						9,802
Kentucky (1.2%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09	(14)	14,455	14,509
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/10	(14)	5,825	6,097
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.350%	8/3/09	LOC	1,670	1,670
	Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10		5,000	5,089
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10	(14) (ETM)	2,190	2,244
	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10	(Prere.)	5,955	6,251
	Kentucky Property & Building Comm. Rev.	5.000%	11/1/10	(14)	15,230	15,993
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/12		4,335	4,795
	Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/13		3,730	4,202
	Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.375%	12/1/11		10,000	10,353
[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.410%	8/7/09	(13)	6,640	6,640
[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.460%	8/7/09	(13)	28,335	28,335
						106,178
Louisiana (0.2%)
	Louisiana GO	5.000%	7/15/10	(11)	2,000	2,070
[1]	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	0.910%	8/7/09	(4)	3,330	3,330
[1]	Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.460%	8/7/09	(4)	5,885	5,885
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		10,000	10,035

						21,320
Maine (0.3%)
	Maine Housing Auth. Mortgage Rev. VRDO	1.050%	8/7/09		13,000	13,000
[1]	Maine State Turnpike Auth. Turnpike Rev. TOB VRDO	0.560%	8/7/09		10,015	10,015
						23,015
Maryland (1.5%)
	Maryland GO	5.000%	3/15/10		18,520	19,056
	Maryland GO	5.000%	2/1/11		15,000	15,978
	Maryland GO	5.000%	3/1/11		14,375	15,362
	Maryland GO	5.250%	3/1/12		3,000	3,335
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11		5,000	5,286
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11		750	762
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12		1,000	1,046
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	1.800%	8/7/09	LOC	17,400	17,400
	Maryland Transp. Auth. Rev.	4.000%	3/1/10		4,550	4,648
	Maryland Transp. Auth. Rev.	5.000%	3/1/11		22,380	23,923
	Maryland Transp. Auth. Rev.	5.000%	3/1/14		7,480	8,567
	Montgomery County MD GO	5.000%	5/1/10		10,000	10,348
	Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/10		8,000	8,242
						133,953
Massachusetts (3.2%)
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.350%	8/7/09		5,295	5,295
	Massachusetts GO	5.000%	11/1/09		10,000	10,116
	Massachusetts GO	5.875%	2/1/10	(Prere.)	16,585	17,209
	Massachusetts GO	5.875%	2/1/10	(Prere.)	7,600	7,886
	Massachusetts GO	5.750%	6/1/10	(Prere.)	35,045	36,605
	Massachusetts GO	6.000%	6/1/10	(Prere.)	10,000	10,466
	Massachusetts GO	5.250%	8/1/10		2,000	2,095
	Massachusetts GO	5.500%	1/1/11		8,560	9,132
	Massachusetts GO	6.000%	11/1/11		10,810	12,013
[1]	Massachusetts GO TOB VRDO	0.660%	8/7/09	(2)	11,850	11,850
[1]	Massachusetts GO TOB VRDO	1.350%	8/7/09	LOC	12,985	12,985
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.750%	1/4/12		4,000	4,076
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12		3,000	3,091

[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.380%	8/7/09		7,500	7,500
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12		6,000	6,123
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12		5,000	5,283
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12		8,000	8,072
	Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.) VRDO	0.330%	8/3/09		11,000	11,000
	Massachusetts Housing Finance Agency Housing Rev. VRDO	1.000%	8/7/09	(4)	33,850	33,850
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/09		11,500	11,520
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		5,200	5,275
[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	0.560%	8/7/09	(4)	3,920	3,920
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.250%	8/7/09	LOC	20,910	20,910
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.250%	8/7/09	(4)LOC	19,950	19,950
	Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11	(14)	3,415	3,550
						279,772
Michigan (2.0%)
	Detroit MI GO	5.000%	4/1/11	(12)	8,465	8,600
	Detroit MI GO	5.000%	4/1/12	(12)	8,860	9,042
	Detroit MI RAN	5.000%	3/1/10		25,000	25,209
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	5,690	5,814
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(14)	6,250	6,219
	Michigan Building Auth. Rev.	5.000%	10/15/09	(4)	5,000	5,041
	Michigan Building Auth. Rev.	5.000%	10/15/10	(4)	12,325	12,864
	Michigan Building Auth. Rev.	5.250%	10/15/10		5,360	5,399
[1]	Michigan Building Auth. Rev. TOB VRDO	0.610%	8/7/09	LOC	25,890	25,890
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10	(4)	2,070	2,150
	Michigan GO	5.000%	5/1/11		5,000	5,265
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	4/1/11		5,935	6,159
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12		10,000	10,108
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		3,000	3,155
	Michigan Trunk Line Rev.	5.000%	11/1/10	(14)	3,540	3,705

	Oakland Univ. of Michigan Rev. VRDO	0.800%	8/7/09	LOC	31,600	31,600
[1]	Saginaw Valley State Univ. MI TOB VRDO	0.710%	8/7/09	(4)	5,000	5,000
[1]	Western Michigan Univ. GO TOB VRDO	0.760%	8/7/09	(4)	4,995	4,995
						176,215
Minnesota (1.2%)
	Minnesota Agriculture & Econ. Dev. Board Rev. (Essentia Health Obligated Group) VRDO	0.340%	8/3/09	(12)	9,600	9,600
	Minnesota GO	5.000%	8/1/10		37,375	39,058
	Minnesota GO	5.000%	10/1/10		18,175	19,099
	Minnesota GO	5.000%	11/1/10		10,000	10,544
	Minnesota GO	3.000%	12/1/10		5,535	5,709
	Minnesota GO	4.000%	12/1/11		11,725	12,598
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/11		2,000	2,084
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/12		5,000	5,282
						103,974
Mississippi (0.2%)
	Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11		4,865	5,031
	Mississippi GO	5.000%	10/1/09		5,770	5,814
[3]	Mississippi GO	6.000%	11/1/09	(Prere.)	10,800	10,951
						21,796
Missouri (0.9%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	5,000	5,028
	Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.380%	8/7/09	LOC	8,900	8,900
	Kansas City MO Special Obligation VRDO	0.320%	8/7/09	LOC	9,000	9,000
	Kansas City MO Water Rev.	4.000%	12/1/10		3,750	3,904
	Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	0.330%	8/3/09		2,700	2,700
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.390%	8/7/09	LOC	6,000	6,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.390%	8/7/09	LOC	14,250	14,250
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.390%	8/7/09	LOC	15,000	15,000
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		5,000	5,043

	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		10,000	10,085
						79,910
Nebraska (0.1%)
	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.000%	1/15/11		1,405	1,473
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.410%	8/7/09	(4)	4,975	4,975
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.510%	8/7/09	(13)	5,665	5,665
						12,113
Nevada (3.3%)
	Clark County NV Airport Improvement Rev.	5.250%	7/1/11	(Prere.)	4,245	4,614
	Clark County NV Bond Bank GO	5.000%	11/1/09	(2)	6,010	6,075
	Clark County NV Bond Bank GO	5.500%	7/1/10	(1) (Prere.)	23,000	24,068
	Clark County NV Bond Bank GO	5.000%	6/1/12		5,000	5,473
	Clark County NV GO	5.000%	11/1/11		7,315	7,916
	Clark County NV GO	5.000%	11/1/12		6,755	7,445
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax	5.000%	7/1/11	(2)	7,120	7,511
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10		1,500	1,544
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11		3,595	3,788
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12		2,700	2,893
	Clark County NV School Dist. GO	4.500%	6/15/10	(2)	20,110	20,746
	Clark County NV School Dist. GO	5.000%	6/15/10	(14)	15,730	16,296
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	13,675	14,195
	Clark County NV School Dist. GO	5.000%	6/15/11	(14)	8,000	8,557
	Clark County NV School Dist. GO	5.250%	6/15/11	(14)	15,000	16,110
	Clark County NV School Dist. GO	5.500%	12/15/11	(4) (Prere.)	6,000	6,662
	Clark County NV School Dist. GO	5.000%	6/15/13	(14)	9,645	10,635
	Clark County NV School Dist. GO	5.250%	6/15/13	(14)	20,335	22,602
	Clark County NV School Dist. GO VRDO	0.400%	8/3/09	(4)	3,700	3,700
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11	(14)	5,000	5,341
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12	(14)	5,125	5,610

	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10		6,120	6,250
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11		2,925	3,091
[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	0.330%	8/7/09		56,245	56,245
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11	(4)	6,215	6,615
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11	(14)	5,210	5,688
	Nevada GO	5.000%	12/1/10	(4)	3,640	3,844
[1]	Nevada Higher Education Rev. TOB VRDO	0.560%	8/7/09		7,590	7,590
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09		5,000	5,072
						296,176
New Jersey (4.9%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10	(4)	6,495	6,647
	Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3) (Prere.)	5,090	5,394
	Garden State Preservation Trust New Jersey	5.250%	11/1/09	(4)	4,500	4,555
	New Jersey Building Auth. Rev.	5.000%	6/15/10		7,505	7,745
	New Jersey Building Auth. Rev.	5.000%	12/15/11		10,415	11,220
	New Jersey Building Auth. Rev.	5.000%	12/15/12		11,145	12,252
	New Jersey Building Auth. Rev.	5.000%	12/15/13		11,710	13,037
	New Jersey COP	5.000%	6/15/12		3,800	4,102
	New Jersey COP	5.000%	6/15/13		5,000	5,465
	New Jersey COP	5.000%	6/15/14		5,120	5,602
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12		7,570	8,173
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)(ETM)	11,455	11,489
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)(ETM)	3,300	3,310
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)(ETM)	1,190	1,194
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10	(4)(ETM)	6,225	6,356
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	(ETM)	1,000	1,027
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	7,015	7,228
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	2,000	2,061

New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		5,055	5,334
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11	(2) (Prere.)	7,040	7,638
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11		4,500	4,796
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/09		5,610	5,631
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10		10,000	10,472
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/10		2,980	3,105
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.500%	12/1/13		8,200	8,315
New Jersey GO	6.000%	2/15/13	(3)	15,000	17,301
New Jersey GO	6.000%	2/15/13		5,000	5,784
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/09		2,330	2,343
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11		3,200	3,358
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12		3,995	4,273
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11	(3)(ETM)	7,165	7,773
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1) (Prere.)	2,025	2,274
New Jersey Turnpike Auth. Rev. VRDO	2.000%	8/7/09	LOC	85,500	85,500
Newark NJ GO	3.250%	1/20/10		20,000	20,128
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	31,625	34,531
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	5,000	5,710
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	17,285	19,800
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	25,365	26,718
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13	(Prere.)	14,000	16,600
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/13	(Prere.)	14,500	16,599
					430,840
New Mexico (1.2%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	14,335	14,404
New Mexico GO	5.000%	3/1/13		7,845	8,852
New Mexico GO	5.000%	3/1/13		5,535	6,245
New Mexico GO	5.000%	3/1/14		9,405	10,732
New Mexico Severance Tax Rev.	5.000%	7/1/10		1,000	1,042

	New Mexico Severance Tax Rev.	4.000%	7/1/11		28,145	29,844
	New Mexico Severance Tax Rev.	5.000%	7/1/13		27,900	31,692
						102,811
New York (6.0%)
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09		2,755	2,783
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	(ETM)	22,260	22,575
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10		2,000	2,083
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10		12,730	13,294
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12		20,000	21,496
	Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13		20,000	21,656
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.500%	8/7/09	(13)	11,780	11,780
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.750%	8/7/09	(4)	8,275	8,275
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.910%	8/7/09	(4)	3,625	3,625
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10		4,000	4,203
	New York City NY Cultural Resources Rev. (Trust for Cultural Resources)	2.750%	7/1/12		8,000	8,087
	New York City NY GO	5.000%	8/1/09		6,895	6,895
	New York City NY GO	5.000%	8/1/09	(ETM)	3,900	3,900
	New York City NY GO	5.000%	8/1/09		30	30
	New York City NY GO	5.500%	8/1/09		18,310	18,310
	New York City NY GO	5.500%	8/1/09	(ETM)	3,070	3,070
	New York City NY GO	5.000%	8/1/10		3,000	3,126
	New York City NY GO	5.250%	11/1/10	(2)	7,715	8,127
	New York City NY GO	5.000%	8/1/12		27,760	30,409
	New York City NY GO VRDO	0.330%	8/3/09		21,500	21,500
	New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	11/1/11		15,740	16,448
	New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12		10,960	11,412
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.330%	8/3/09		16,000	16,000
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,950	5,293
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		4,000	4,208
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09	(ETM)	5,000	5,059
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.450%	8/7/09	(4)	25,650	25,650

[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.750%	8/7/09	(4)	12,000	12,000
	New York State Dormitory Auth. Rev.	5.000%	2/15/10	(4)	6,480	6,608
	New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12		5,000	5,353
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/11		7,720	8,230
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12		3,890	4,274
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12		8,140	8,944
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(14)	6,200	6,480
	New York State Thruway Auth. Rev.	4.000%	7/15/11		40,000	41,920
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11		4,280	4,550
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12		3,770	4,119
	New York State Urban Dev. Corp. Rev.	3.000%	12/15/10		3,835	3,947
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10		2,800	2,846
	New York State Urban Dev. Corp. Rev. (Service Contract) VRDO	0.380%	8/7/09	(12)	35,000	35,000
	North Hempstead NY GO	6.400%	4/1/10	(14)	1,500	1,558
	Oyster Bay NY GO	5.000%	2/15/11		1,000	1,068
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		32,500	33,577
	Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10	(ETM)	28,550	29,293
[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.430%	8/7/09	(13)	5,595	5,595
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.520%	8/7/09	(4)	16,535	16,535
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		5,000	5,131
						536,322
North Carolina (4.2%)
	Charlotte NC Airport Rev.	5.000%	7/1/12		6,530	7,070
	Charlotte NC Airport Rev.	5.000%	7/1/14		2,485	2,718
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.310%	8/3/09	LOC	8,175	8,175
	Guilford County NC GO	5.000%	2/1/11		8,230	8,767
[1]	Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.710%	8/7/09	(4)	6,000	6,000
[1]	Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.710%	8/7/09	(4)	5,025	5,025

[1]	Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.710%	8/7/09	(4)	6,565	6,565
	Mecklenburg County NC COP	5.000%	2/1/11		1,000	1,060
	Mecklenburg County NC GO	4.000%	2/1/11		2,000	2,101
	Mecklenburg County NC GO	5.000%	2/1/11		10,480	11,164
	New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center) VRDO	0.360%	8/7/09	(4)	12,575	12,575
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.300%	8/3/09		18,900	18,900
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14		2,170	2,292
	North Carolina GO	5.000%	4/1/10		4,000	4,124
	North Carolina GO	5.500%	3/1/11		16,510	17,767
	North Carolina GO	5.000%	4/1/11		10,000	10,720
	North Carolina GO	5.500%	3/1/13		9,000	10,336
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.270%	8/7/09		57,380	57,380
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	1.720%	8/7/09		21,000	21,000
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.350%	8/3/09	LOC	15,000	15,000
	North Carolina Medical Care Comm. Hosp. (Baptist Hosp.) VRDO	0.350%	8/7/09		5,915	5,915
	North Carolina Medical Care Comm. Hosp. (Baptist Hosp.) VRDO	0.350%	8/7/09		4,900	4,900
	North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	0.380%	8/7/09		8,250	8,250
	North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.410%	8/7/09	LOC	20,000	20,000
	North Carolina Muni. Power Agency Rev.	4.000%	1/1/10		2,000	2,023
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/13		6,000	6,529
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/13		10,000	10,959
[2]	North Carolina State Grant Antic Rev.	4.000%	3/1/11		5,420	5,678
[2]	North Carolina State Grant Antic Rev.	5.000%	3/1/13		11,740	13,098
[1]	The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	0.410%	8/7/09		5,815	5,815
	Union County NC GO VRDO	0.340%	8/7/09		5,300	5,300
	Wake County NC GO	4.000%	2/1/14		16,060	17,698

	Wake County NC Public Improvement GO	5.000%	3/1/10		21,800	22,392
	Wake County NC Public Improvement GO	5.000%	3/1/11		16,000	17,098
						374,394
Ohio (3.2%)
	Akron OH BAN	1.375%	6/24/10		7,000	7,017
	Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron General Health) VRDO	0.350%	8/7/09	LOC	8,400	8,400
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.330%	8/3/09	LOC	9,750	9,750
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10		3,000	3,025
	Cleveland OH COP VRDO	0.340%	8/7/09	LOC	4,600	4,600
	Columbus OH GO	5.500%	7/1/10		10,380	10,866
	Columbus OH GO	5.000%	9/1/11		5,605	6,095
	Columbus OH GO	5.000%	9/1/11		5,440	5,916
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.300%	8/3/09		18,850	18,850
	Hamilton County OH Sewer System Rev.	5.000%	12/1/10		4,980	5,255
	Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11		10,000	10,136
	Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	4.750%	8/1/12		14,000	14,127
	Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(14)	11,680	11,768
	Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(14)	11,580	11,667
	Ohio GO	5.000%	9/15/10		8,925	9,359
	Ohio GO	3.000%	8/1/11		11,540	12,033
	Ohio GO	4.000%	8/1/11		7,460	7,927
	Ohio GO	5.000%	8/1/12		9,800	10,930
	Ohio GO VRDO	0.360%	8/7/09		15,100	15,100
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09		10,000	10,151
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10		9,000	9,568
	Ohio Infrastructure Improvement GO	5.000%	8/1/09	(ETM)	4,400	4,400
	Ohio Infrastructure Improvement GO	4.000%	8/1/12		12,315	13,372
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/10		10,465	10,873
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12		10,000	11,032
	Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11	(2)	4,190	4,366
	Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10		7,270	7,594
[1]	Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	0.330%	8/7/09		8,200	8,200

Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/10		2,380	2,405
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11		2,500	2,560
State of Ohio	5.000%	5/1/11		2,315	2,485
State of Ohio	5.000%	5/1/12		2,100	2,328
Univ. of Toledo OH General Receipts VRDO	0.390%	8/3/09	LOC	15,300	15,300
					287,455
Oklahoma (0.7%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12		1,875	2,028
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.330%	8/7/09	(12)	33,435	33,435
Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10		5,000	5,171
Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12	(4)	5,000	5,282
Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12	(2)	11,900	13,149
					59,065
Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) PUT	5.000%	7/15/12		7,000	7,313
Medford OR Hosp. Fac. Auth. Rev. (Rogue Valley Manor) VRDO	0.380%	8/3/09	LOC	13,800	13,800
Metro. Oregon GO	5.000%	6/1/10		10,730	11,148
Oregon State Dept. Administrative Services	5.000%	9/1/10	(4)	11,000	11,528
Oregon State Dept. Administrative Services	5.000%	4/1/14		2,000	2,269
Oregon State Dept. Transp. Highway Usertax Rev.	4.000%	11/15/11		2,000	2,143
					48,201
Pennsylvania (5.4%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/09		6,715	6,731
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10		14,400	14,816
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11		1,750	1,819

Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12		2,000	2,108
Beaver County PA IDA PCR (FirstEnergy) PUT	3.375%	10/1/09		9,000	9,006
Butler County PA General Auth. Rev. (Hampton Township) VRDO	0.640%	8/7/09	(4)	7,175	7,175
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		10,000	10,369
Erie PA School Dist. GO	5.800%	9/1/10	(2) (Prere.)	4,500	4,758
Governor Mifflin PA School Dist. VRDO	0.540%	8/7/09	(4)	14,985	14,985
Governor Mifflin PA School Dist. VRDO	0.540%	8/7/09	(4)	13,440	13,440
Lancaster County PA GO	6.250%	5/1/10	(3) (Prere.)	4,370	4,562
Lancaster County PA GO	6.250%	5/1/10	(3) (Prere.)	4,605	4,808
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		20,000	20,304
Pennsylvania GO	5.000%	7/1/10		14,000	14,586
Pennsylvania GO	2.000%	7/15/10		9,590	9,733
Pennsylvania GO	5.250%	10/15/10	(Prere.)	11,300	12,052
Pennsylvania GO	5.250%	10/15/10	(Prere.)	8,850	9,439
Pennsylvania GO	5.250%	10/15/10	(Prere.)	5,000	5,333
Pennsylvania GO	5.000%	3/15/11		9,120	9,755
Pennsylvania GO	5.000%	7/1/11	(14)	11,935	12,896
Pennsylvania GO	5.000%	9/1/11		14,430	15,680
Pennsylvania GO	5.000%	4/15/13		10,745	12,173
Pennsylvania GO	4.000%	7/15/13		16,995	18,725
Pennsylvania GO	5.000%	9/1/13		4,300	4,913
Pennsylvania GO	5.000%	9/1/14	(4)	12,000	13,830
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10		1,140	1,184
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10		5,000	5,166
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11		5,000	5,305
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.450%	8/7/09	(4)	16,545	16,545
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/11		2,270	2,428
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/12		8,470	9,281
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/13		13,945	15,508

Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/14		8,000	8,942
Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09	(2)	58,000	58,157
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11	(12)	1,780	1,841
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/14		8,095	8,887
Pennsylvania Turnpike Comm. Rev. VRDO	0.320%	8/7/09	LOC	24,200	24,200
Pennsylvania Turnpike Comm. Rev. VRDO	0.550%	8/7/09	(4)	17,030	17,030
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11		3,000	3,177
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12		3,000	3,142
Philadelphia PA GO	5.000%	8/1/09	(11)	4,775	4,775
Pittsburgh PA GO	5.750%	9/1/09	(3) (Prere.)	4,505	4,525
Pittsburgh PA GO	6.000%	9/1/09	(3) (Prere.)	4,450	4,471
Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4) (Prere.)	2,680	2,692
Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4) (Prere.)	2,985	2,998
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/10		4,000	4,118
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11		5,000	5,276
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	4.000%	9/15/10		3,585	3,715
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	4.000%	9/15/11		1,000	1,062
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.000%	9/15/11		2,100	2,274
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.000%	9/15/12		8,090	8,984
					479,679
Puerto Rico (0.5%)
Puerto Rico Muni. Finance Agency	5.000%	8/1/09		5,000	5,000
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11		40,000	40,646
					45,646
South Carolina (0.7%)

	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11		2,610	2,708
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12		5,275	5,543
	Greenville County SC Hosp. Fac. Rev. VRDO	1.800%	8/7/09	LOC	34,000	34,000
	South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(14) (Prere.)	10,790	10,995
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2) (Prere.)	7,000	7,637
						60,883
Tennessee (3.1%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	5.000%	6/1/11		15,000	15,914
	Chattanooga TN Industrial Dev. Board Lease Rev.	5.750%	10/1/10	(Prere.)	10,265	10,887
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	32,335	32,335
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	8,300	8,300
	Clarksville TN Public Building Auth. Rev. VRDO	0.350%	8/3/09	LOC	8,200	8,200
	Hamilton County TN CP	2.550%	8/4/09		6,000	6,000
	Hamilton County TN CP	2.750%	8/7/09		13,060	13,060
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12		500	521
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13		645	670
	Knox County TN GO	5.500%	4/1/11		3,000	3,240
[1]	Knoxville TN Waste Water System Rev. TOB VRDO	0.560%	8/7/09		7,495	7,495
	Memphis TN Electric System Rev.	5.000%	12/1/10	(14)	31,750	33,489
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10		5,165	5,395
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(14)	35,675	36,660
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	0.350%	8/3/09	LOC	5,000	5,000
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	0.350%	8/3/09	LOC	14,600	14,600
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	3/1/11	(12)	20,000	21,173

	Shelby County TN GO	5.000%	4/1/11		1,000	1,071
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11		3,300	3,376
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12		5,000	5,136
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10		5,000	5,043
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		18,965	19,281
	Tennessee GO	5.250%	3/1/10	(Prere.)	6,500	6,686
	Tennessee GO	5.000%	5/1/14		3,000	3,442
	Tennessee State School Bond Auth.	5.000%	5/1/13		5,460	6,180
						273,154
Texas (10.8%)
	Arlington TX Independent School Dist.	5.000%	2/15/10		10,105	10,361
	Austin TX Electric Util. System Rev.	5.000%	11/15/10	(2)	5,000	5,243
	Austin TX Public Improvement GO	5.000%	9/1/10		6,250	6,546
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.460%	8/7/09	(4)	4,050	4,050
[1]	Brownsville TX TOB VRDO	0.710%	8/7/09	(4)	6,060	6,060
	Comal TX Independent School Dist.	5.750%	8/1/09	(Prere.)	20,000	20,000
[1]	Corpus Christi TX Util. Systems Rev. TOB VRDO	0.560%	8/7/09	(4)	5,130	5,130
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		5,000	5,008
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		27,810	27,854
	Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/13	(12)	2,775	3,072
	Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/14	(12)	2,775	3,077
	Dallas TX GO	5.000%	2/15/10		5,000	5,126
	Dallas TX GO	5.000%	2/15/10		8,965	9,190
	Dallas TX GO	5.000%	2/15/11		4,000	4,264
	Dallas TX GO	5.000%	2/15/11		8,310	8,859
	Dallas TX GO	5.000%	2/15/12		10,000	11,014
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10		2,490	2,612
	Fort Bend County TX GO	4.000%	3/1/13		1,305	1,414
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		5,700	5,708
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		15,200	15,221
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.290%	8/7/09	LOC	10,000	10,000

	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12		15,000	16,201
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.330%	8/3/09	LOC	7,700	7,700
[1]	Harris County TX GO TOB VRDO	0.460%	8/7/09	(13)	9,600	9,600
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.330%	8/3/09		5,400	5,400
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.330%	8/3/09		2,400	2,400
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.300%	8/7/09		23,400	23,400
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp. System) VRDO	0.300%	8/3/09		20,000	20,000
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.350%	8/7/09		10,000	10,000
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09	(14)	25,000	25,031
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.460%	8/7/09	(Prere.)	3,845	3,845
	Houston TX Airport System Rev.	5.250%	7/1/10	(4)	3,000	3,112
	Houston TX GO	5.000%	3/1/12	(14)	21,040	23,055
	Houston TX Independent School Dist. GO	5.000%	2/15/10		8,585	8,800
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	8,000	8,377
[1]	Houston TX Util. System Rev. TOB VRDO	0.560%	8/7/09	(4)	25,580	25,580
[1]	Houston TX Util. System Rev. TOB VRDO	0.560%	8/7/09	(1)	9,995	9,995
[1]	Houston TX Util. System Rev. TOB VRDO	0.710%	8/7/09	(4)	17,540	17,540
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10		4,720	4,806
	Lubbock TX GO	5.000%	2/15/11		1,250	1,326
	Mansfield TX Independent School Dist. VRDO	0.930%	8/7/09		9,090	9,090
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		7,500	7,598
[2]	Montgomery County TX (Pass Thru Toll Rev.)	4.000%	3/1/12	(12)	2,000	2,139
[2]	Montgomery County TX (Pass Thru Toll Rev.)	5.000%	3/1/14	(12)	1,475	1,655

	Montgomery County TX PUT	5.000%	9/1/10	(4)	2,500	2,612
	North Texas Tollway Auth. Rev.	4.500%	1/1/10		2,500	2,532
	North Texas Tollway Auth. Rev.	5.000%	1/1/11		5,745	5,971
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		30,000	30,297
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		25,000	25,247
	North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		5,000	5,130
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		20,000	20,433
	Northside TX Independent School Dist. PUT	1.200%	6/1/10		10,000	10,003
	Northside TX Independent School Dist. PUT	2.100%	6/1/11		10,000	10,017
	Plano TX Independent School Dist.	5.000%	2/15/11		1,460	1,556
[1]	Port Arthur TX Independent School Dist. GO TOB VRDO	0.510%	8/7/09	(12)	7,660	7,660
	Richardson TX Independent School Dist. GO VRDO	0.330%	8/7/09		20,300	20,300
	Richardson TX PUT	2.500%	6/15/10		8,880	8,884
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/09		19,950	19,950
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10		8,460	8,592
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10		9,185	9,392
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10		10,760	11,016
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/10		10,000	10,250
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		16,085	17,179
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		9,925	11,150
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	(4)	8,000	9,027
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/14		6,210	7,121
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		30,000	30,729
[1]	San Antonio TX Electric & Gas TOB VRDO	0.410%	8/7/09		11,985	11,985
	Sherman TX Independent School Dist. PUT	1.900%	8/1/10		7,500	7,500
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.000%	8/15/12		2,745	2,891
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.300%	8/3/09		11,900	11,900
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.350%	8/7/09	LOC	30,000	30,000
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/11		3,850	4,094
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/12		5,000	5,468
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/13		2,000	2,226
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10		10,000	10,383

	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		2,500	2,689
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/12		7,000	7,766
	Texas GO Public Finance Auth.	5.000%	10/1/09		4,000	4,031
	Texas GO Public Finance Auth.	5.000%	10/1/10		7,250	7,615
	Texas GO Public Finance Auth.	5.000%	10/1/11		4,000	4,356
[1]	Texas GO TOB VRDO	0.390%	8/7/09		8,685	8,685
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.752%	12/15/09		5,885	5,748
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.822%	9/15/10		5,010	4,827
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10		13,370	13,302
	Texas Public Finance Auth. Rev.	5.000%	2/1/10	(14)	5,000	5,100
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		12,000	12,370
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		7,000	7,730
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11		10,000	10,164
	Texas State Univ. System Rev.	5.000%	3/15/10		1,000	1,028
	Texas State Univ. System Rev.	5.000%	3/15/11		3,000	3,191
	Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/11		2,010	2,102
	Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/12		2,000	2,140
[1]	Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	0.510%	8/7/09	(13)	9,900	9,900
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/14		1,355	1,551
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/14		5,260	6,022
	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,517
	Tyler TX Independent School Dist. GO	3.500%	2/15/11		1,845	1,918
	Tyler TX Independent School Dist. GO	3.750%	2/15/13		2,150	2,311
	Univ. of Houston TX Rev.	5.500%	2/15/10	(1) (Prere.)	5,500	5,653
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10		4,470	4,676
	Univ. of Texas Rev. Finance Systems	5.000%	8/15/13	(Prere.)	24,900	28,355
						954,701
Utah (0.6%)
	Davis County UT School Dist.	5.000%	6/1/11		1,605	1,728
	Intermountain Power Agency Utah Power Supply Rev.	4.000%	7/1/10		11,795	12,071
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10	(4)	6,290	6,542
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/11		5,000	5,300

Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.330%	8/3/09		9,100	9,100
Utah GO	5.375%	7/1/10		2,000	2,091
Utah GO	5.375%	7/1/12		11,000	12,404
					49,236
Virginia (2.7%)
Fairfax County VA Public Improvement GO	5.000%	4/1/10		10,000	10,311
Fairfax County VA Public Improvement GO	5.000%	10/1/10		30,195	31,748
Fairfax County VA Public Improvement GO	4.000%	4/1/11		4,780	5,047
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.000%	12/1/11		15,000	15,544
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		10,000	10,083
Norfolk VA Redev. Housing Auth. Rev.	0.350%	8/3/09	LOC	15,520	15,520
Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09		5,000	5,010
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.350%	8/3/09	(4)	12,115	12,115
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11		3,500	3,798
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/12		1,650	1,815
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13		3,525	3,970
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13		2,010	2,264
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/12		10,000	10,998
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/09		6,305	6,329
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/11		4,500	4,884
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/10		5,000	5,253
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.500%	10/1/10		16,345	17,265
Virginia GO	4.000%	6/1/11		4,000	4,243
Virginia Public Building Auth. Rev.	5.000%	8/1/09		7,050	7,050
Virginia Public Building Auth. Rev.	3.000%	8/1/10		10,675	10,942
Virginia Public Building Auth. Rev.	5.000%	8/1/10		4,000	4,180
Virginia Public Building Auth. Rev.	5.000%	8/1/12		6,525	7,289
Virginia Public School Auth. Rev.	5.000%	8/1/10		5,900	6,165

	Virginia Public School Auth. Rev.	5.000%	8/1/10		3,665	3,830
	Virginia Public School Auth. Rev.	5.000%	8/1/10		6,000	6,270
	Virginia Public School Auth. Rev.	5.500%	8/1/10		4,645	4,876
	Virginia Public School Auth. Rev.	5.000%	4/15/11		4,000	4,291
	Virginia Public School Auth. Rev.	4.000%	8/1/11		4,275	4,548
	Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,625
	Virginia Public School Auth. Rev.	5.000%	8/1/11		4,135	4,481
[1]	Viriginia State Resource Auth. Infrastructure Rev. TOB VRDO	0.390%	8/7/09		5,415	5,415
						237,159
Washington (3.8%)
[1]	Bellevue WA GO TOB VRDO	0.660%	8/7/09		5,445	5,445
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.560%	8/7/09	(4)	8,280	8,280
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10		42,450	44,195
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/14		6,940	7,827
[1]	Grant County WA Public Util. Dist. No. 002 TOB VRDO	0.460%	8/7/09	(4)	11,965	11,965
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10	(4)	2,965	3,132
	King County WA School Dist. GO	5.000%	6/1/12		6,700	7,412
[1]	King County WA Sewer Rev. TOB VRDO	0.300%	8/3/09	(4)	7,885	7,885
	Port of Seattle WA Rev.	5.000%	3/1/10	(4)	3,230	3,315
	Washington (Motor Vehicle Fuel Tax)	5.000%	7/1/13		5,050	5,734
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/10	(4)	5,065	5,275
	Washington GO	4.000%	1/1/10		11,985	12,165
	Washington GO	4.000%	1/1/10	(2)	7,885	8,004
	Washington GO	4.000%	1/1/10		4,055	4,116
	Washington GO	5.000%	7/1/10	(4)	1,810	1,885
	Washington GO	5.000%	7/1/10		7,000	7,290
	Washington GO	5.000%	7/1/10		5,525	5,754
	Washington GO	5.000%	1/1/11	(2)	21,735	23,034
	Washington GO	4.000%	2/1/11		6,130	6,426
	Washington GO	4.000%	2/1/11		7,845	8,223
	Washington GO	5.000%	1/1/12	(2)	12,255	13,419
	Washington GO	4.000%	2/1/12		3,915	4,200
	Washington GO	5.000%	1/1/13		13,605	15,238
	Washington GO	5.000%	2/1/13		5,285	5,933
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11		3,295	3,555
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/11		8,970	9,705

Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12		5,555	6,175
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/13		9,215	10,475
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/14		9,440	10,814
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.360%	8/7/09	(4)	10,300	10,300
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.350%	8/7/09	LOC	27,795	27,795
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.600%	8/7/09	LOC	9,550	9,550
Washington Higher Educ. Fac. Auth. (Whitman College) VRDO	0.300%	8/7/09		20,970	20,970
					335,491
West Virginia (0.5%)
West Virginia Commissioner of Highways Special Obligation	4.000%	9/1/10		3,000	3,106
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12		4,970	5,508
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13		4,645	5,230
West Virginia GO	5.500%	6/1/10	(4)	5,000	5,211
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.350%	8/3/09	LOC	21,625	21,625
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10	(4) (Prere.)	5,000	5,296
					45,976
Wisconsin (1.8%)
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12	(Prere.)	13,990	15,647
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12	(Prere.)	63,600	69,123
Badger Tobacco Asset Securitization Corp. WI	6.375%	6/1/12	(Prere.)	10,000	11,288
Milwaukee WI GO	5.000%	10/1/10	(14)	12,735	13,370
Racine WI Solid Waste Disposal Rev. (Republic Services Project) VRDO	0.380%	8/7/09	LOC	5,000	5,000
Wisconsin GO	5.000%	5/1/10	(14)	8,690	8,988
Wisconsin GO	5.000%	5/1/10	(14)	14,405	14,898
Wisconsin Health & Edu. Fac. Auth. Rev. (Luther Hosp.)	5.000%	11/15/13		1,000	1,070
Wisconsin Health & Educ. Fac. Auth. Rev. (GoodWill Ind. North Central) VRDO	0.340%	8/7/09	LOC	4,970	4,970

Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/09	(4)	1,000	1,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10	(4)	1,000	1,024
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11	(4)	1,215	1,262
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12	(4)	1,330	1,389
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13	(4)	1,320	1,378
	Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12	(Prere.)	5,000	5,642
	Wisconsin Transp. Rev.	5.000%	7/1/10		1,500	1,562
	Wisconsin Transp. Rev.	5.000%	7/1/11		1,000	1,076
						158,687
Total Tax-Exempt Municipal Bonds (Cost $8,535,304)						8,625,658
					Shares
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[4]	Vanguard Municipal Cash Management Fund (Cost $259,406)	0.327%		259,405,862		259,406
Total Investments (100.1%) (Cost $8,794,710)						8,885,064
Other Assets and Liabilities-Net (-0.1%)						(5,624)
Net Assets (100%)						8,879,440

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $1,015,540,000, representing 11.4% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2009.
3	Securities with a value of $1,916,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2009, the cost of investment securities for tax purposes was $8,795,107,000. Net unrealized appreciation of investment securities for tax purposes was $89,957,000, consisting of unrealized gains of $92,043,000 on securities that had risen in value since their purchase and $2,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5 –Year U.S. Treasury Note	September 2009	(832)	95,998	(712)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	8,625,658	—
Temporary Cash Investments	259,406	—	—
Futures Contracts—Liabilities[1]	(565	—	—
Total	258,841	8,625,658	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (1.1%)
Alabama GO	5.250%	6/1/12		5,105	5,486
Alabama GO	5.250%	6/1/13		5,105	5,462
Alabama GO	5.250%	6/1/14		5,155	5,515
Alabama GO	5.250%	6/1/15		3,455	3,687
Alabama Public School & College Auth.	5.000%	12/1/19		58,350	64,307
Alabama Public School & College Auth.	5.000%	12/1/20		60,660	66,209
Alabama Public School & College Auth.	5.000%	12/1/21		63,100	68,069
Alabama Public School & College Auth.	5.000%	12/1/22		14,095	14,956
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25		5,000	3,974
Huntsville AL Capital Improvement GO	5.000%	9/1/22		1,030	1,123
Huntsville AL Capital Improvement GO	5.000%	9/1/23		2,180	2,360
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12	(3) (Prere.)	15,040	16,393
					257,541
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11	(14)	5,395	6,180
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(14)	6,000	6,329
North Slope Borough AK GO	0.000%	6/30/10	(14)	8,000	7,903
					20,412
Arizona (2.8%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	6.000%	7/1/27		1,135	1,275
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/28		2,545	2,629
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/30		2,500	2,545
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/31		3,250	3,282
Arizona COP	5.000%	9/1/25	(4)	10,000	10,083
Arizona COP	5.000%	9/1/27	(4)	5,000	4,959

Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24		10,000	9,848
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25		8,000	7,840
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,500	6,007
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,000	5,461
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	(14)	10,000	10,651
Arizona School Fac. Board Rev. COP	5.000%	9/1/16		24,000	26,367
Arizona School Fac. Board Rev. COP	5.000%	9/1/17		21,000	22,938
Arizona School Fac. Board Rev. COP	5.000%	9/1/18		13,000	14,061
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18		10,000	11,146
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19		10,000	11,007
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20		11,500	12,534
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21		16,300	17,562
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24		10,000	10,554
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25		8,040	8,439
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13		7,090	7,990
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14		8,000	9,082
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15		5,535	6,311
Arizona Transp. Board Highway Rev.	5.000%	7/1/17		9,460	10,750
Arizona Transp. Board Highway Rev.	5.250%	7/1/18		4,000	4,247
Arizona Transp. Board Highway Rev.	5.250%	7/1/19		4,110	4,344
Arizona Transp. Board Highway Rev.	5.000%	7/1/23		8,180	8,637
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		2,000	2,089
Arizona Transp. Board Highway Rev.	5.000%	7/1/25		5,000	5,401
Arizona Transp. Board Highway Rev.	5.000%	7/1/30		4,765	4,963
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/23		2,000	2,209
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/24		2,645	2,895
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/25		2,000	2,178
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/26		2,500	2,705

Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/27		2,250	2,413
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/28		2,500	2,658
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/29		2,020	2,130
Maricopa County AZ Community College Dist. GO	5.000%	7/1/17		14,945	17,311
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16		6,500	6,625
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17		10,000	10,163
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18		6,000	6,027
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/21		6,220	6,786
Mesa AZ GO	5.250%	7/1/12	(14)	10,000	11,016
Mesa AZ Util. System Rev.	5.000%	7/1/19	(14)	10,000	10,651
Mesa AZ Util. System Rev.	5.000%	7/1/21	(14)	11,900	12,562
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14		5,110	5,673
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23		5,000	5,212
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24		2,235	2,316
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25		5,000	5,141
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27		9,530	9,673
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23		5,005	5,197
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24		7,805	8,049
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20		5,165	5,652
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12	(14)	9,645	10,326
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13	(14)	5,000	5,333
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14	(14)	6,820	7,241
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24		2,500	2,734
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/28		5,000	5,174
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/30		4,365	4,450
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14	(14)	4,215	4,658

Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/21	(14)	4,200	4,432
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/21		3,450	3,818
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/22		4,350	4,760
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23		6,850	7,433
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23		4,000	4,310
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/24		16,405	17,641
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/25		20,120	21,555
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26		8,715	9,273
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26		4,755	5,033
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27		25,830	27,258
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27		3,365	3,535
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28		5,590	5,864
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28		2,500	2,612
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/37		21,280	21,291
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21		3,500	3,132
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22		3,790	3,349
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23		8,335	7,294
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		4,485	3,863
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25		18,880	16,085
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26		22,645	19,182
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	3,500	4,111
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	6,850	8,045
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,280	8,551
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	5,710	6,707

Tucson AZ GO	7.375%	7/1/13		3,750	4,571
Tucson AZ GO	5.000%	7/1/26	(12)	1,000	1,001
Tucson AZ GO	5.000%	7/1/29	(12)	1,000	981
Univ. Medical Center Corp. AZ Hosp. Rev.	6.250%	7/1/29		1,500	1,501
					675,348
Arkansas (0.0%)
Univ. of Arkansas Rev. (Fayetteville Campus)	5.000%	11/1/31	(2)	8,000	8,048

California (12.7%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		7,000	7,400
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		20,195	21,315
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22		5,800	6,085
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		27,900	29,091
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		12,955	13,409
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		25,220	26,121
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		9,650	9,930
Beverly Hills CA USD GO	0.000%	8/1/28		5,000	1,824
Beverly Hills CA USD GO	0.000%	8/1/29		8,000	2,729
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	4.750%	10/1/37		8,200	7,750
California GO	6.300%	9/1/10		4,000	4,207
California GO	5.000%	4/1/12		2,500	2,688
California GO	5.250%	10/1/13	(14)	5,615	6,212
California GO	5.250%	2/1/14		20,000	21,779
California GO	5.000%	6/1/14	(Prere.)	8,580	9,823
California GO	5.000%	8/1/14		6,250	6,844
California GO	5.250%	11/1/14		10,000	10,901
California GO	5.000%	3/1/15		11,910	12,916
California GO	5.000%	3/1/15		6,000	6,553
California GO	5.250%	11/1/15		10,225	11,020
California GO	6.000%	2/1/16		1,500	1,718
California GO	5.000%	4/1/16		10,000	10,908
California GO	5.000%	3/1/17		3,000	3,249
California GO	5.000%	4/1/17		9,500	10,290
California GO	5.500%	4/1/18		19,000	21,073
California GO	6.000%	4/1/18		11,480	13,095
California GO	5.000%	9/1/18		33,800	35,731
California GO	5.000%	12/1/18		85	88
California GO	5.000%	8/1/20		21,070	21,839
California GO	5.250%	11/1/20		9,000	9,277

California GO	5.000%	12/1/21		16,365	16,820
California GO	5.000%	3/1/22	(2)	9,325	9,470
California GO	5.000%	12/1/22		11,430	11,644
California GO	5.000%	3/1/23		36,120	36,513
California GO	5.000%	3/1/23		35,495	35,940
California GO	5.000%	6/1/23	(2)	6,950	7,023
California GO	5.125%	11/1/23		7,000	7,085
California GO	5.000%	3/1/24		30,390	30,587
California GO	5.000%	11/1/24		6,630	6,675
California GO	5.000%	12/1/24		13,950	14,045
California GO	5.000%	3/1/25		13,500	13,528
California GO	5.000%	8/1/26		9,000	8,945
California GO	5.500%	8/1/26		30,115	31,152
California GO	5.000%	9/1/27		4,140	4,067
California GO	5.000%	11/1/27		8,000	7,858
California GO	4.500%	8/1/28	(2)	12,000	10,609
California GO	5.750%	4/1/29		5,295	5,469
California GO	5.750%	4/1/31		80,190	82,215
California GO	5.000%	6/1/32		5,000	4,658
California GO	6.500%	4/1/33		54,500	58,921
California GO CP	3.300%	8/5/09	LOC	6,658	6,658
California GO CP	3.500%	8/5/09		6,681	6,681
California GO CP	4.000%	8/5/09	LOC	12,771	12,771
California GO CP	3.750%	8/12/09	LOC	10,300	10,312
California GO CP	4.000%	8/12/09	LOC	2,629	2,632
California GO VRDO	0.750%	8/7/09	LOC	10,000	10,000
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/12		2,000	2,039
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/13		2,000	2,042
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/14		2,205	2,234
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22		16,000	15,744
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14		15,000	15,534
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	8,225
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	3,170
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	4,193
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	6,103
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19		8,080	7,984
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20		4,000	4,075

California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21		7,110	6,846
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22		3,250	3,087
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15		7,550	7,974
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16		5,000	5,423
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17		5,000	5,411
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14		9,000	9,531
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16	(2)	5,265	5,534
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25		3,100	2,865
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/28		5,000	5,089
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/29		2,000	2,027
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09		4,555	4,569
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10		6,635	6,653
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12		7,895	7,910
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14		8,370	9,335
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15		9,980	10,609
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16		8,750	9,149
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17		4,985	5,367
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18		5,700	6,061
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19		11,820	11,953
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20		10,000	10,149
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21		15,230	15,340
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22		15,985	15,994
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23		11,265	11,194
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24		9,650	9,570

	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25		7,500	7,395
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26		7,500	7,333
	California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	37,000	41,909
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(14)	8,000	8,806
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12	(Prere.)	10,000	11,496
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	22,222
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	10,000	10,874
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	61,875	66,696
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16		7,790	8,608
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		10,000	10,987
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18		12,000	13,104
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		20,000	21,156
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22		20,000	20,951
	California State Econ. Recovery Bonds	5.000%	7/1/15		70,700	75,913
	California State Econ. Recovery Bonds	5.000%	7/1/16		7,000	7,175
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10		154,500	157,249
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10		154,500	158,758
	California State Univ. Rev. Systemwide	5.000%	11/1/26		14,775	14,876
	California State Univ. Rev. Systemwide	5.750%	11/1/27		5,000	5,290
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/16		40,000	43,837
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14		23,550	23,520
[1]	California Statewide Community Dev. Auth. Rev. TOB VRDO	1.260%	8/7/09	(2)	36,000	36,000
	Central Basin Muni. Water Dist. CA COP VRDO	0.310%	8/7/09	LOC	8,480	8,480
	Cerritos CA Community College Dist. GO	5.250%	8/1/28		3,540	3,671

Cerritos CA Community College Dist. GO	5.250%	8/1/29		3,160	3,257
Cerritos CA Community College Dist. GO	5.250%	8/1/30		4,235	4,344
Cerritos CA Community College Dist. GO	5.250%	8/1/31		3,000	3,058
El Monte CA High School Dist. GO	5.500%	6/1/27	(12)	2,630	2,748
El Monte CA High School Dist. GO	5.500%	6/1/28	(12)	2,355	2,436
El Segundo CA USD	0.000%	8/1/28		2,705	796
El Segundo CA USD	0.000%	8/1/29		8,655	2,366
El Segundo CA USD	0.000%	8/1/30		9,160	2,333
Fairfield CA COP (Fairfield Water)	0.000%	4/1/23	(10)	1,000	404
Fairfield CA COP (Fairfield Water)	0.000%	4/1/24	(10)	3,455	1,287
Fairfield CA COP (Fairfield Water)	0.000%	4/1/25	(10)	6,340	2,216
Fairfield CA COP (Fairfield Water)	0.000%	4/1/27	(10)	6,480	1,928
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/23	(14)	2,875	1,187
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/24	(14)	1,700	649
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/25	(14)	2,055	726
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/26	(14)	2,985	977
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/27	(14)	2,980	897
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/28	(14)	2,875	794
Fresno CA Sewer Rev.	6.250%	9/1/14	(2)	12,000	13,461
Fresno CA Sewer Rev.	5.000%	9/1/25	(12)	4,775	4,926
Fresno CA Sewer Rev.	5.000%	9/1/26	(12)	7,625	7,792
Fresno CA Sewer Rev.	5.000%	9/1/27	(12)	7,835	7,949
Gilroy CA USD GO	0.000%	8/1/30	(12)	5,500	1,401
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	96,325	107,452
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	79,735	94,637
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14		9,000	8,558
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15		6,505	6,058
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16		12,545	11,473
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21	(2)	15,000	13,447
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		11,650	9,740
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29	(2)	40,000	33,914

Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	18,400	15,531
Hacienda La Puente CA USD	5.000%	8/1/25	(4)	7,000	7,462
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/23	(14)	2,090	897
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/25	(14)	3,635	1,339
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/27	(14)	1,500	473
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/28	(14)	3,170	923
Long Beach CA USD GO	0.000%	8/1/23	(12)	1,995	891
Long Beach CA USD GO	0.000%	8/1/26	(12)	2,925	1,048
Los Angeles CA Community College Dist. GO	5.000%	8/1/28		7,210	7,114
Los Angeles CA Community College Dist. GO	5.250%	8/1/29		4,145	4,187
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23		3,115	3,166
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26		3,250	3,257
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27		3,250	3,238
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28		3,960	3,922
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15		20,000	21,165
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/34		3,000	3,043
Los Angeles CA Harbor Dept. Rev.	5.000%	8/1/28		6,930	6,821
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24	(14)	15,435	15,491
Los Angeles CA USD GO	5.000%	7/1/21	(4)	4,000	4,174
Los Angeles CA USD GO	5.000%	7/1/21	(4)	10,000	10,434
Los Angeles CA USD GO	5.000%	7/1/22	(4)	22,410	23,201
Los Angeles CA USD GO	5.000%	7/1/23	(3)	46,690	47,033
Los Angeles CA USD GO	5.000%	7/1/23	(3)	24,035	24,237
Los Angeles CA USD GO	5.000%	7/1/23	(4)	6,425	6,613
Los Angeles CA USD GO	5.250%	7/1/23		8,835	9,256
Los Angeles CA USD GO	5.250%	7/1/23		5,000	5,238
Los Angeles CA USD GO	5.000%	7/1/24	(14)	19,915	19,995
Los Angeles CA USD GO	5.000%	7/1/25	(4)	7,330	7,435
Los Angeles CA USD GO	5.000%	7/1/25	(4)	5,000	5,072
Los Angeles CA USD GO	5.000%	7/1/26		7,500	7,541
Los Angeles CA USD GO	4.500%	1/1/28	(14)	10,000	9,012
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29		9,520	9,527

	Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/15		19,805	22,269
	Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10	(4)	16,005	16,740
[2]	New Haven CA USD GO	0.000%	8/1/33	(12)	8,625	1,670
	Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13		5,000	5,317
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24	(12)	5,800	5,938
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	11,775	10,813
[2]	Oakland CA USD GO	6.250%	8/1/18		1,000	1,090
[2]	Oakland CA USD GO	6.250%	8/1/19		1,150	1,249
	Orange County CA Airport Rev.	5.250%	7/1/25		6,480	6,713
	Orange County CA Airport Rev.	5.000%	7/1/31		6,440	6,240
	Orange County CA Airport Rev.	5.250%	7/1/34		15,045	14,661
	Orange County CA Sanitation Dist. COP	5.000%	2/1/28		7,250	7,255
	Orange County CA Sanitation Dist. COP	5.000%	2/1/29		4,510	4,472
	Palmdale CA Community Redev. Agency	5.000%	9/1/28	(14)	11,690	10,016
	Palo Alto CA USD GO	0.000%	8/1/23		13,900	7,094
	Palo Alto CA USD GO	0.000%	8/1/28		20,320	7,449
	Palo Alto CA USD GO	0.000%	8/1/29		19,530	6,681
	Palo Alto CA USD GO	0.000%	8/1/31		12,305	3,659
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28		9,000	9,292
	Poway CA USD GO	0.000%	8/1/29		5,000	1,367
	Redding CA Electric System COP	5.000%	6/1/23	(4)	6,875	6,972
	Redding CA Electric System COP	5.000%	6/1/25	(4)	7,860	7,834
	Redding CA Electric System COP	5.000%	6/1/27	(4)	4,660	4,521
	Rocklin CA USD	0.000%	8/1/22	(14)	5,450	2,542
	Sacramento County CA Airport Rev.	5.500%	7/1/27		7,870	7,720
	Sacramento County CA Airport Rev.	5.500%	7/1/28		5,000	4,834
	Sacramento County CA Airport Rev.	5.625%	7/1/29		4,000	3,890
	Saddleback Valley CA USD	5.000%	8/1/23	(4)	5,460	5,616
	San Bernardino County CA Medical Center COP	7.000%	8/1/09	(14)	9,705	9,705
	San Bernardino County CA Medical Center COP	7.000%	8/1/10	(14)	10,525	10,918
	San Diego CA Community College Dist. GO	5.250%	8/1/33		3,500	3,557
	San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/13		8,000	8,830
	San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/28		2,500	2,485
	San Diego CA USD GO	5.500%	7/1/24	(4)	6,620	7,410

San Diego CA USD GO	5.500%	7/1/25	(14)	10,000	11,091
San Diego CA USD GO	5.500%	7/1/27	(4)	17,695	19,647
San Diego CA USD GO	0.000%	7/1/29		7,000	2,063
San Diego CA USD GO	0.000%	7/1/30		15,000	4,132
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21	(14)	12,385	5,380
San Jose CA Redev. Agency	5.000%	8/1/20	(2)	20,000	18,658
San Jose CA Redev. Agency	5.000%	8/1/23	(2)	24,900	22,398
San Jose CA Redev. Agency	5.000%	8/1/24	(14)	29,885	26,738
San Jose CA Redev. Agency	6.500%	8/1/28		26,085	26,315
San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25		2,000	1,961
San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28		2,000	2,030
San Ramon Valley CA USD GO	5.000%	8/1/26	(4)	12,800	12,907
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19		13,825	14,871
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20		10,000	10,586
Santa Monica CA Community College Dist.	0.000%	8/1/23		9,045	4,193
Santa Monica CA Community College Dist.	0.000%	8/1/27		6,565	2,273
Santa Monica CA Community College Dist.	0.000%	8/1/28		7,105	2,285
Santa Monica CA Community College Dist.	0.000%	8/1/29		12,640	3,778
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27	(2)	11,125	3,766
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/19		3,000	3,102
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/20		13,130	13,447
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/21		13,465	13,575
Tuolumne CA Wind Project Auth. Rev.	5.625%	1/1/29		9,000	9,049
Univ. of California Rev.	5.000%	5/15/21		10,625	11,220
Univ. of California Rev.	5.500%	5/15/24		15,000	16,606
Ventura County CA Community College Dist. GO	0.000%	8/1/23		6,155	2,651
Ventura County CA Community College Dist. GO	0.000%	8/1/24		8,050	3,219
Ventura County CA Community College Dist. GO	0.000%	8/1/25		8,000	2,970
Ventura County CA Community College Dist. GO	0.000%	8/1/26		8,500	2,932
Ventura County CA Community College Dist. GO	0.000%	8/1/27		8,500	2,706

Ventura County CA COP Public Finance Auth.	5.625%	8/15/27		1,000	1,001
Ventura County CA COP Public Finance Auth.	5.750%	8/15/28		1,750	1,761
Ventura County CA COP Public Finance Auth.	5.750%	8/15/29		1,750	1,751
Victor Valley CA Community College Dist.	5.375%	8/1/29		4,250	4,347
Victor Valley CA Community College Dist.	0.000%	8/1/33		9,035	1,746
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25	(12)	5,365	5,347
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27	(12)	5,000	4,850
					3,019,550
Colorado (1.8%)
Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/27		8,000	8,472
Colorado Dept. of Transp. Rev.	5.500%	6/15/12	(14)	11,780	13,169
Colorado Dept. of Transp. Rev.	5.500%	6/15/13	(14)	14,500	16,565
Colorado Dept. of Transp. Rev.	5.000%	12/15/15	(14)	57,325	65,419
Colorado Dept. of Transp. Rev. RAN	5.375%	6/15/12	(Prere.)	8,500	9,635
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	6.125%	10/1/28		10,000	10,841
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,185	5,332
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,500	5,655
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	5.000%	3/1/25		4,900	4,295
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09	(14)	2,965	2,973
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10	(14)	1,740	1,744
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11	(14)	3,415	3,421
Colorado Springs CO Util. System Rev.	5.000%	11/15/09		5,000	5,066
Colorado Springs CO Util. System Rev.	5.375%	11/15/12		12,620	13,794
Colorado Springs CO Util. System Rev.	5.375%	11/15/14		12,745	13,856
Denver CO City & County Airport Rev.	5.000%	11/15/23	(10)	9,150	9,154
Denver CO City & County Airport Rev.	5.000%	11/15/24	(10)	9,800	9,717

	Denver CO City & County COP VRDO	0.300%	8/3/09		55,400	55,400
	Denver CO City & County COP VRDO	0.300%	8/3/09		34,950	34,950
	Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14		7,065	7,924
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(14)(Prere.)	8,100	7,252
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(14)	8,000	7,278
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(14)(ETM)	6,600	6,419
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17	(14)	24,490	14,795
	E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(14)	7,850	7,358
	E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(14)	6,355	5,957
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(14)	15,100	7,756
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(14)	20,000	6,945
	E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(14)	10,000	9,164
	E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(14)	10,000	9,164
	E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(14)	5,000	4,582
	Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16	(4)	10,135	11,529
	Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21	(14)	6,605	6,959
	Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24		2,000	2,215
	Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26		2,750	3,008
[2]	Univ. of Colorado Hosp. Auth. Rev.	6.000%	11/15/29		9,850	9,838
						417,601
Connecticut (1.7%)
	Connecticut GO	5.375%	12/15/10	(Prere.)	6,165	6,552
	Connecticut GO	5.375%	6/15/11	(Prere.)	5,000	5,429
	Connecticut GO	5.125%	11/15/11	(Prere.)	5,675	6,240
	Connecticut GO	5.125%	11/15/11	(Prere.)	25,375	27,835
	Connecticut GO	5.500%	11/15/11	(4)	21,215	23,461
	Connecticut GO	5.500%	12/15/11	(14)	9,000	9,975
	Connecticut GO	5.500%	12/15/12	(4)	5,020	5,747
	Connecticut GO	5.000%	4/15/13		9,745	11,017
	Connecticut GO	5.000%	11/1/13		10,000	11,453
	Connecticut GO	5.125%	11/15/13		19,000	20,528

Connecticut GO	5.500%	12/15/13		1,705	1,992
Connecticut GO	5.000%	4/15/14		13,690	15,655
Connecticut GO	5.500%	12/15/14		7,700	9,094
Connecticut GO	5.000%	4/15/15		16,155	18,657
Connecticut GO	5.000%	11/1/15		5,000	5,820
Connecticut GO	5.000%	12/15/15		14,345	16,726
Connecticut GO	5.000%	4/15/16		13,725	15,946
Connecticut GO	5.000%	4/15/17		17,095	19,869
Connecticut GO	5.000%	12/15/17		5,400	6,208
Connecticut GO	5.000%	3/1/18		11,635	13,501
Connecticut GO	5.000%	3/1/18		1,130	1,311
Connecticut GO	5.000%	12/15/18		11,000	12,472
Connecticut GO	5.000%	2/15/22		9,615	10,729
Connecticut GO	5.000%	2/15/23		15,000	16,588
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10		4,275	4,456
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/11		4,035	4,390
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12		6,600	7,639
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/12		4,685	5,228
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13	(4)	20,000	21,659
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/13		2,970	3,366
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14		12,000	13,498
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/14		7,315	8,313
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/16		3,115	3,550
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/23		12,085	12,939
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/24		10,880	11,561
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/25		13,015	13,746
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12	(4)	6,275	7,066
					410,216
Delaware (0.3%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/12		3,690	4,106
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/13		3,875	4,403
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14		1,625	1,864

Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15		4,270	4,925
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15		14,220	16,400
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/17		4,710	5,441
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/18		4,945	5,701
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19		4,695	5,408
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/28		8,055	8,513
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29		8,460	8,871
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29		10,000	10,486
					76,118
District of Columbia (0.9%)
District of Columbia GO	5.500%	6/1/10	(2)	10,490	10,853
District of Columbia GO	5.500%	6/1/10	(4)	15,000	15,614
District of Columbia GO	5.750%	6/1/10	(14)	15,465	16,012
District of Columbia GO	6.000%	6/1/11	(14)	6,550	7,029
District of Columbia GO	5.500%	6/1/12	(4)	4,630	4,692
District of Columbia GO	0.000%	6/1/13	(14)	10,945	9,850
District of Columbia GO	0.000%	6/1/14	(14)	16,650	14,325
District of Columbia GO	5.000%	6/1/14	(2)	10,880	11,723
District of Columbia GO	5.000%	6/1/19	(4)	5,325	5,660
District of Columbia GO	5.000%	6/1/20	(4)	11,840	12,446
District of Columbia GO	5.000%	6/1/21	(4)	10,880	11,316
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10	(14)(ETM)	2,555	2,699
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12	(14)(ETM)	2,995	3,436
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21	(2)	5,610	5,802
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22	(2)	5,800	5,947
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23	(2)	6,600	6,730
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24	(2)	6,190	6,288
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18		23,500	24,615
District of Columbia Rev. (Howard Univ.) VRDO	0.380%	8/7/09	LOC	11,525	11,525
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11	(14)	3,000	3,048
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23	(4)	15,115	16,916

Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/14		1,280	1,432
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/16		5,635	6,304
Washington DC Metro. Area Transit Auth. Rev.	5.250%	7/1/28		3,145	3,251
Washington DC Metro. Area Transit Auth. Rev.	5.250%	7/1/29		2,000	2,058
					219,571
Florida (6.8%)
Brevard County FL School Board COP	5.000%	7/1/23	(12)	4,615	4,673
Brevard County FL School Board COP	5.000%	7/1/24	(12)	4,850	4,904
Brevard County FL School Board COP	5.000%	7/1/25	(12)	5,090	5,130
Broward County FL Port Fac. Rev.	5.500%	9/1/29		5,500	5,467
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09		15,885	16,099
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,027
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10		21,330	21,599
Broward County FL School Board COP	5.375%	7/1/18	(4)	6,000	6,128
Broward County FL School Board COP	5.250%	7/1/20	(14)	4,155	4,281
Broward County FL School Board COP	5.250%	7/1/24	(4)	12,480	12,901
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/23		2,000	2,096
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14	(14)	35,000	35,218
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14		20,000	20,547
Clay County FL Sales Surtax Rev.	5.000%	10/1/12	(12)	6,690	7,330
Clay County FL Sales Surtax Rev.	5.000%	10/1/16	(12)	8,135	8,921
Clearwater FL Water & Sewer Rev.	5.125%	12/1/32		2,000	1,889
Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	2,030	2,145
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		3,845	4,332
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		5,045	5,684
Florida Board of Educ. Capital Outlay	6.000%	6/1/23		7,000	8,692
Florida Board of Educ. Public Educ.	5.375%	1/1/13		4,855	5,311
Florida Board of Educ. Public Educ.	5.250%	6/1/13	(4)	17,825	19,808
Florida Board of Educ. Public Educ.	5.375%	6/1/13		6,820	7,584
Florida Board of Educ. Public Educ.	5.000%	6/1/14		5,040	5,587

Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		8,395	9,388
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		3,720	4,160
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		3,815	4,266
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		3,910	4,394
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		4,005	4,501
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15		4,105	4,634
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15		4,205	4,747
Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15		11,000	12,071
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20		3,500	3,815
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/27		5,330	5,552
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/28		7,695	7,955
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10	(14)	5,800	5,820
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11	(14)	10,840	10,873
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12	(14)	11,410	11,442
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(14)	7,150	7,761
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(2)	10,875	11,648
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(14)	7,860	8,661
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	(14)	6,000	6,575
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(14)	3,700	3,997
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(2)	19,155	21,427
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(14)	10,240	11,090
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,165	11,402
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15	(14)	5,000	5,155
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	8,215	8,963

Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17	(14)	6,000	6,327
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20	(2)	12,545	13,027
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21	(2)	11,590	11,934
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23	(2)	11,235	11,432
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		13,700	13,936
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		11,385	11,599
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		14,385	14,529
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		13,215	13,359
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26		13,875	13,928
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27		15,855	15,743
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10	(14)	3,615	3,758
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12	(14)	3,000	3,246
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13	(14)	7,645	8,363
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13	(4)	11,920	13,334
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19		5,855	6,246
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(14)	10,000	10,146
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		9,025	9,187
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(14)	10,045	10,191
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		10,025	10,221
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	(14)	6,700	6,777
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		9,475	9,583
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		10,525	10,656
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	(14)	10,045	10,102
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		9,950	10,007

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		11,055	11,123
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		5,445	5,456
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		11,605	11,631
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		10,970	10,903
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.000%	9/1/13	(2)	3,060	3,395
Florida Dept. of Transp.	6.375%	7/1/11		9,635	10,606
Florida Dept. of Transp.	5.250%	7/1/15		3,900	3,952
Florida Dept. of Transp.	5.000%	7/1/25		10,000	10,300
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.000%	7/1/12	(2)	11,500	12,798
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	1.850%	8/7/09	LOC	14,500	14,500
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		40,000	42,074
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		17,865	18,915
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		38,000	40,190
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,702
Florida Muni. Power Agency Rev.	5.000%	10/1/27		12,500	12,411
Florida Muni. Power Agency Rev.	5.750%	10/1/27		3,000	3,129
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13	(4)	3,905	4,308
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(14)	2,185	2,192
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(4)	5,000	5,373
Florida Turnpike Auth. Rev.	5.000%	7/1/15		4,000	4,449
Florida Turnpike Auth. Rev.	5.000%	7/1/17		5,760	6,349
Florida Turnpike Auth. Rev.	5.000%	7/1/19		6,755	7,329
Florida Turnpike Auth. Rev.	5.000%	7/1/19	(2)	4,150	4,361
Florida Turnpike Auth. Rev.	5.000%	7/1/20		1,275	1,369
Florida Turnpike Auth. Rev.	5.000%	7/1/20	(2)	2,745	2,862
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20		2,000	2,177
Fort Myers FL Rev.	5.000%	12/1/25	(14)	7,340	7,393
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	125	145
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	260	301
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	190	220

Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	145	168
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	820	949
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		875	881
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		1,000	1,006
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		135	134
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		1,000	995
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		740	729
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		1,000	986
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		1,310	1,272
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		500	486
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27		10,000	9,372
Hillsborough County FL Assement Rev.	5.000%	3/1/22	(14)	6,260	6,235
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/15		2,500	2,703
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/17		2,750	2,910
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/18		3,400	3,570
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12	(2)	8,000	8,089
Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17		3,650	3,231
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19	(14)	3,500	3,578
Hillsborough County FL School Board COP	5.500%	7/1/14	(14)	4,370	4,790
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.350%	8/3/09	(14)LOC	7,300	7,300
Hillsborough County FL Util. Rev.	5.500%	8/1/13	(2)	10,000	11,234
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/19	(14)	5,000	5,208
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/20	(14)	5,000	5,174
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.270%	8/7/09		11,900	11,900
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13	(14)	3,045	3,459

	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23		5,415	5,567
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24		5,685	5,813
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25		5,970	6,152
	Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28		13,280	13,213
	Lakeland FL Electric & Water Rev.	6.050%	10/1/12	(4)	10,000	11,223
	Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13	(2)	5,140	5,517
	Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/10	(14)	2,540	2,623
	Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/23	(12)	1,800	1,824
	Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/29	(12)	4,000	3,935
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	13,760	15,719
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	10,910	12,463
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24	(2)	5,275	5,311
	Miami-Dade County FL School Board COP	5.250%	8/1/09	(2)	11,320	11,320
	Miami-Dade County FL School Board COP	5.000%	8/1/11	(2)	6,845	7,183
	Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	8,525	9,089
	Miami-Dade County FL School Board COP	5.000%	2/1/13	(12)	5,175	5,544
	Miami-Dade County FL School Board COP	5.000%	8/1/13	(2)	10,000	10,737
	Miami-Dade County FL School Board COP	5.000%	5/1/16	(12)	9,335	9,973
[2]	Miami-Dade County FL School Board COP	5.000%	8/1/16	(2)	4,280	4,512
[2]	Miami-Dade County FL School Board COP	5.000%	5/1/19	(14)LOC	5,685	5,731
[2]	Miami-Dade County FL School Board COP	5.000%	8/1/19	(2)	5,265	5,342
	Miami-Dade County FL School Board COP	5.000%	11/1/21	(2)	3,280	3,274
	Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	3,155	3,138
	Miami-Dade County FL School Board COP	5.250%	5/1/23	(12)	25,200	25,928
	Miami-Dade County FL School Board COP	5.000%	11/1/23	(2)	2,500	2,483
	Miami-Dade County FL School Board COP	5.250%	5/1/24	(12)	27,650	28,369
	Miami-Dade County FL School Board COP	5.250%	5/1/25	(12)	14,225	14,534

Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	5,025	4,953
Miami-Dade County FL School Board COP	5.250%	5/1/26	(12)	12,980	13,188
Miami-Dade County FL School Board COP	5.250%	5/1/28	(12)	15,530	15,702
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21		20,000	20,905
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(14)	7,900	7,984
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28		5,000	4,936
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	0.750%	8/3/09	(4)	21,420	21,420
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.600%	8/3/09	LOC	6,965	6,965
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.950%	8/3/09	(4)	4,530	4,530
Orange County FL School Board COP	5.000%	8/1/23	(14)	9,000	9,122
Orange County FL School Board COP	5.000%	8/1/24	(14)	4,000	4,040
Orange County FL School Board COP	4.500%	8/1/26		10,000	9,410
Orange County FL School Board COP	4.500%	8/1/27		10,000	9,434
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20	(14)	25,345	26,123
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21	(14)	16,605	17,037
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27	(2)	12,630	12,709
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13	(2)	5,000	5,385
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14	(2)	4,000	4,277
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/28		6,800	6,930
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/29		5,155	5,222
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	10,000	11,570
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	5,000	5,858
Palm Beach County FL School Board COP	5.000%	8/1/13	(14)	2,095	2,288
Palm Beach County FL School Board COP	5.375%	8/1/13	(2)	2,690	2,936

Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28		15,000	15,545
Port St. Lucie FL Util. Rev.	5.000%	9/1/29	(12)	6,505	6,384
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	7,500	7,630
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		5,000	5,217
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24		7,805	8,107
South Florida Water Management Dist.	5.000%	10/1/13	(2)	5,000	5,552
South Florida Water Management Dist.	5.000%	10/1/14	(2)	9,460	10,527
South Florida Water Management Dist.	5.000%	10/1/15	(2)	5,800	6,459
South Florida Water Management Dist.	5.000%	10/1/16	(2)	3,000	3,327
South Florida Water Management Dist.	5.000%	10/1/24	(2)	4,000	4,106
South Florida Water Management Dist.	5.000%	10/1/25	(2)	8,000	8,164
Tallahassee FL Energy System Rev.	5.250%	10/1/13	(4)	4,380	4,877
Tallahassee FL Energy System Rev.	5.250%	10/1/14	(4)	3,980	4,442
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20		10,000	10,038
Tampa Bay FL Water Util. System Rev.	6.000%	10/1/29	(14)	10,000	11,510
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11	(14)	3,000	3,062
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24	(2)	15,100	15,052
					1,626,993
Georgia (4.0%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(14)	11,930	12,192
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16	(14)	5,000	5,104
Atlanta GA GO	5.250%	12/1/17	(12)	2,365	2,662
Atlanta GA GO	5.250%	12/1/18	(12)	3,040	3,399
Atlanta GA GO	5.250%	12/1/19	(12)	4,925	5,489
Atlanta GA GO	5.250%	12/1/20	(12)	3,280	3,620
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10	(4)	10,000	10,518
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11	(4)	10,000	10,860
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16	(4)	7,000	7,930
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17	(4)	8,000	9,027
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22	(4)	10,000	10,671
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	10,000	11,504
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26	(4)	15,460	17,720
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	6,135	6,975
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11		16,000	16,670

	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		10,000	10,559
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.850%	8/7/09	LOC	37,705	37,705
	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.500%	8/7/09	LOC	15,360	15,360
	Fulton County GA COP	5.750%	11/1/11	(2)	6,000	6,386
	Fulton County GA COP	6.000%	11/1/12	(2)	5,985	6,373
	Fulton County GA COP	6.000%	11/1/13	(2)	6,325	6,735
	Fulton County GA COP	6.000%	11/1/14	(2)	4,675	4,978
	Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	1.850%	8/7/09	LOC	10,000	10,000
	Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.740%	8/7/09		19,950	19,950
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	1.850%	8/7/09	LOC	6,000	6,000
	Fulton County GA School Dist. GO	6.375%	5/1/10		4,275	4,426
	Georgia GO	7.450%	1/1/10		4,000	4,115
	Georgia GO	6.750%	9/1/10		8,000	8,523
	Georgia GO	5.700%	7/1/11		4,470	4,891
	Georgia GO	5.750%	9/1/11		2,500	2,755
	Georgia GO	5.000%	10/1/11		7,000	7,640
	Georgia GO	5.000%	11/1/11	(Prere.)	15,570	17,038
	Georgia GO	5.000%	4/1/12		8,020	8,889
	Georgia GO	5.000%	10/1/13		20,095	23,088
	Georgia GO	5.500%	7/1/14		10,750	12,647
[3]	Georgia GO	5.000%	10/1/14		18,250	21,182
	Georgia GO	5.000%	10/1/15		21,495	25,184
	Georgia GO	5.000%	4/1/16		15,090	17,666
	Georgia GO	5.000%	5/1/16		4,310	5,051
	Georgia GO	5.000%	7/1/16		5,300	6,106
	Georgia GO	5.000%	7/1/16		9,500	11,158
	Georgia GO	5.000%	9/1/19		7,080	7,876
	Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17	(14)	9,420	10,727
[2]	Georgia Road & Tollway Auth. Federal Highway Reimbursement Rev.	5.000%	6/1/20		10,000	10,991
	Georgia Road & Tollway Auth. GAN	5.000%	6/1/14	(14)	3,000	3,430
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14		16,735	18,979
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15		31,260	35,619
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16		41,105	46,862
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17		16,000	18,195
	Georgia Road & Tollway Auth. Rev.	5.000%	6/1/21		19,000	20,873
	Georgia Road & Tollway Auth. Rev. (Federal Highway Grant)	5.000%	6/1/15		3,625	4,130

Georgia Road & Tollway Auth. Rev. (Federal Highway Grant)	5.000%	6/1/16		25,855	29,476
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/14		9,385	10,255
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/15		8,775	9,620
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/16		9,000	9,848
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		32,395	36,739
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20		23,970	22,836
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		37,000	34,896
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		12,500	10,870
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/20	(14)	9,800	10,982
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/29	(4)	24,320	24,861
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/34	(4)	56,000	56,216
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/16		6,580	7,333
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/16		3,480	3,878
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.750%	1/1/19		51,440	58,423
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/28		1,240	1,310
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/29		4,500	4,722
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/39		8,000	8,240
					956,933
Hawaii (1.2%)
Hawaii GO	5.625%	9/1/09	(4)(Prere.)	3,510	3,560
Hawaii GO	6.000%	12/1/09	(14)	3,550	3,615
Hawaii GO	5.750%	10/1/10	(14)(Prere.)	115	122
Hawaii GO	5.875%	10/1/10	(14)(Prere.)	2,000	2,120
Hawaii GO	6.000%	11/1/10	(4)	10,000	10,639
Hawaii GO	5.750%	10/1/11	(14)	2,095	2,212
Hawaii GO	5.375%	8/1/12	(14)	13,900	15,018
Hawaii GO	5.375%	8/1/12	(14)	14,490	15,656
Hawaii GO	5.625%	9/1/12	(4)	1,490	1,510
Hawaii GO	5.750%	10/1/12	(14)	2,130	2,241
Hawaii GO	5.375%	8/1/13	(14)	16,595	17,867
Hawaii GO	5.375%	8/1/13	(14)	14,700	15,826
Hawaii GO	5.375%	8/1/14	(14)	17,985	19,363

Hawaii GO	5.375%	8/1/14	(14)	11,650	12,543
Hawaii GO	5.000%	7/1/17	(2)	45,035	50,650
Hawaii GO	5.000%	10/1/22	(14)	7,000	7,434
Hawaii GO	5.000%	10/1/23	(14)	5,000	5,281
Hawaii GO	5.000%	10/1/24	(14)	3,000	3,137
Hawaii GO	5.000%	3/1/25	(4)	6,000	6,347
Hawaii GO	5.000%	3/1/26	(4)	14,500	15,254
Honolulu HI City & County GO	8.000%	10/1/09	(ETM)	3,620	3,666
Honolulu HI City & County GO	5.250%	7/1/14	(4)	10,000	11,504
Honolulu HI City & County GO	5.250%	7/1/15	(4)	7,500	8,686
Honolulu HI City & County GO	5.250%	7/1/16	(4)	7,500	8,709
Honolulu HI City & County GO	5.250%	7/1/17	(4)	7,625	8,838
Honolulu HI City & County GO	5.250%	7/1/18	(4)	2,860	3,321
Honolulu HI City & County GO	5.000%	7/1/24	(4)	2,570	2,738
Honolulu HI City & County GO	5.000%	7/1/28	(14)	4,350	4,466
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/31	(14)	23,000	23,294
					285,617
Idaho (0.1%)
Idaho Bond Bank Auth. Rev.	4.375%	9/15/23		2,460	2,493
Idaho Bond Bank Auth. Rev.	5.250%	9/15/24		2,000	2,184
Idaho Bond Bank Auth. Rev.	5.250%	9/15/26		1,000	1,078
Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28		12,050	12,856
Idaho Housing & Finance Assn. RAN	5.000%	7/15/14		4,890	5,449
					24,060
Illinois (3.9%)
Berwyn IL GO	5.000%	12/1/25	(4)	5,000	5,243
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(14)	26,000	24,839
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13	(14)	32,670	30,235
Chicago IL Board of Educ. GO	5.000%	12/1/16	(4)	1,985	2,219
Chicago IL Board of Educ. GO	5.000%	12/1/18	(4)	2,500	2,731
Chicago IL Board of Educ. GO	5.000%	12/1/19	(4)	6,130	6,614
Chicago IL Board of Educ. GO	5.000%	12/1/24	(4)	9,650	10,031
Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	33,065	35,279
Chicago IL Board of Educ. GO	5.000%	12/1/26	(4)	12,640	13,086
Chicago IL GO	5.000%	1/1/21	(4)	18,155	18,964
Chicago IL GO	0.000%	1/1/22		4,750	2,585
Chicago IL GO	0.000%	1/1/23		4,900	2,510
Chicago IL GO	5.000%	1/1/26	(4)	10,000	10,248
Chicago IL GO	0.000%	1/1/27		7,000	2,772
Chicago IL GO	5.000%	1/1/27	(14)	8,400	8,585
Chicago IL GO	5.000%	1/1/28	(14)	10,000	10,102
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	5,540	6,245
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	13,425	15,134

Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	7,150	8,060
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	3,715	4,193
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09		3,000	3,056
Chicago IL Metro. Water Reclamation Dist. GO VRDO	5.000%	12/1/29		10,000	10,243
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(14)	10,000	10,773
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/14	(14)	2,000	2,180
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/15	(14)	5,000	5,459
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/18	(4)	2,850	3,014
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/19	(4)	6,640	6,937
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/21	(4)	15,960	16,367
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/22	(4)	18,295	18,609
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/23	(4)	15,275	15,463
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24	(4)	19,450	19,636
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/14		4,200	4,643
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24	(12)	5,000	5,324
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25	(12)	11,000	11,691
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26	(12)	8,260	8,621
Chicago IL Transit Auth. Rev.	5.000%	6/1/13		4,000	4,408
Chicago IL Transit Auth. Rev.	5.000%	6/1/15		6,060	6,707
Chicago IL Transit Auth. Rev.	5.500%	6/1/18		7,435	8,336
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	2,000	2,207
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,595	3,967
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,200	3,531
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	4,035	4,453
Chicago IL Water Rev.	0.000%	11/1/14	(2)	7,460	6,410
Chicago IL Water Rev.	0.000%	11/1/15	(2)	7,555	6,188
Cook County IL High School Dist. (Thornton Township)	5.000%	12/1/15	(12)	2,020	2,299
Cook County IL High School Dist. (Thornton Township)	5.500%	12/1/17	(12)	2,000	2,332
Grundy & Will Counties IL Community USD	5.875%	2/1/23		2,315	2,539

Grundy & Will Counties IL Community USD	5.875%	2/1/25		2,720	2,954
Grundy & Will Counties IL Community USD	5.875%	2/1/26		3,060	3,303
Grundy & Will Counties IL Community USD	5.875%	8/1/28		6,520	6,956
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.330%	8/3/09		5,000	5,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14		10,000	10,244
Illinois Finance Auth. Rev. (Advocate Health) PUT	4.375%	7/1/14		7,500	7,501
Illinois Finance Auth. Rev. (Central Dupage Health)	5.000%	11/1/27		10,000	10,103
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.330%	8/3/09		4,000	4,000
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28		21,760	21,037
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.380%	8/3/09	LOC	10,300	10,300
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28		8,500	8,506
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.750%	8/15/30		9,000	9,277
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29		10,000	10,415
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23	(14)	5,000	4,639
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28	(14)	3,000	2,965
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.375%	11/1/29		7,000	7,022
Illinois GO	5.000%	10/1/10		9,000	9,412
Illinois GO	5.375%	7/1/12	(14)(Prere.)	5,500	6,200
Illinois GO	5.250%	10/1/12		14,000	15,539
Illinois GO	5.500%	8/1/13	(14)	14,005	15,854
Illinois GO	5.375%	7/1/14	(14)	5,000	5,451
Illinois GO	5.250%	10/1/14		40,000	44,217
Illinois GO	5.000%	1/1/15		6,050	6,721
Illinois GO	5.500%	8/1/17	(14)	7,500	8,197
Illinois GO	5.500%	8/1/18	(14)	6,000	6,548
Illinois GO	5.000%	11/1/24	(2)	5,000	5,088
Illinois GO	5.000%	6/1/26		1,000	1,010
Illinois GO	5.000%	6/1/26		5,600	5,699
Illinois GO	5.000%	6/1/27	(14)	4,000	4,029
Illinois GO	5.000%	4/1/30	(2)	12,600	12,599
Illinois Health Fac. Auth. Rev. (Central Dupage Health) VRDO	0.320%	8/3/09		12,430	12,430

Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.)	6.250%	1/1/17		5,060	5,140
Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,250	4,461
Illinois Sales Tax Rev.	6.125%	6/15/14		6,850	7,138
Illinois Sales Tax Rev.	5.375%	6/15/18		9,860	11,362
Illinois Sales Tax Rev.	5.375%	6/15/20		9,635	11,082
Illinois Sales Tax Rev.	5.000%	6/15/28	(14)	6,000	6,118
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23	(4)	18,000	18,930
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23	(4)	5,000	5,272
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24	(4)	20,000	20,951
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25	(4)	5,700	5,940
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.650%	8/7/09	(4)	16,500	16,500
Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	2/1/28	(4)	3,125	1,058
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(2)	8,690	9,039
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16	(14)	8,330	6,260
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19	(14)	38,340	24,272
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21	(14)	6,000	3,203
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23	(14)	32,515	15,163
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24	(14)	15,895	6,924
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/25	(14)	19,785	8,048
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29	(4)	30,700	9,317
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29	(14)	30,000	9,104
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/30	(4)	33,000	9,647
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/14	(12)	2,800	2,342
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/15	(12)	2,800	2,224
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/16	(12)	2,900	2,180
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16	(14)	15,270	12,372
					932,331

Indiana (0.9%)
Decatur Township IN Multi-School Buildings Corp. Rev.	5.000%	7/15/21	(4)	5,695	6,117
Franklin IN Community Multi-School Building Corp.	5.000%	7/15/23	(4)	2,480	2,703
Hammond IN School Building Corp.	5.000%	7/15/24	(14)	2,735	2,812
Hammond IN School Building Corp.	5.000%	7/15/25	(14)	2,875	2,954
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20		4,370	4,402
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23		3,570	3,552
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24		10,855	10,989
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25		13,895	14,005
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26		14,425	14,497
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27		8,615	8,621
Indiana Finance Auth. Highway Rev.	4.500%	12/1/25	(14)	10,000	9,819
Indiana Finance Auth. Rev.	5.000%	7/1/15		3,865	4,268
Indiana Finance Auth. Rev.	5.000%	7/1/17		3,315	3,632
Indiana Finance Auth. Rev.	5.000%	7/1/18		4,085	4,459
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.350%	8/3/09	LOC	14,800	14,800
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/14		2,510	2,784
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12		10,000	10,222
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		11,000	10,096
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		15,000	13,616
Indiana Muni. Power Agency Rev.	5.875%	1/1/10	(14)	4,500	4,582
Indiana Muni. Power Agency Rev.	5.625%	1/1/28		4,640	4,785
Indiana Muni. Power Agency Rev.	5.750%	1/1/29		2,000	2,070
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(14)	4,500	5,018
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/22		1,425	1,540
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/23		1,895	2,035
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/25		2,085	2,208
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/26		1,985	2,092

[2]	Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.500%	1/1/29		10,000	10,000
	Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14		13,250	13,854
	Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14		11,750	12,286
	Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14		18,000	18,046
						222,864
Iowa (0.2%)
[2]	Iowa Finance Auth. Health Fac. Rev.	5.250%	8/15/29	(12)	5,500	5,413
[2]	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.250%	2/15/29	(12)	13,500	13,289
	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) VRDO	0.350%	8/3/09	LOC	7,000	7,000
	Iowa GO	5.500%	2/15/13	(14)	8,945	10,042
	Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24		7,000	7,548
						43,292
Kansas (0.3%)
	Cowley Conty KS USD GO	4.750%	9/1/26	(4)	3,680	3,740
	Cowley Conty KS USD GO	4.750%	9/1/27	(4)	3,500	3,533
	Dodge City KS Sales Tax Rev.	5.250%	6/1/31	(12)	6,000	6,162
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12		7,400	8,297
	Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.500%	11/15/29		10,435	10,475
	Leavenworth County KS USD	4.500%	3/1/18	(12)	1,030	1,127
	Leavenworth County KS USD	4.500%	9/1/18	(12)	1,030	1,126
	Leavenworth County KS USD	4.500%	3/1/19	(12)	1,000	1,084
	Leavenworth County KS USD	4.500%	9/1/19	(12)	600	650
	Leavenworth County KS USD	4.500%	3/1/20	(12)	1,115	1,178
	Leavenworth County KS USD	4.500%	9/1/20	(12)	1,185	1,248
	Leavenworth County KS USD	4.750%	3/1/21	(12)	1,165	1,240
	Leavenworth County KS USD	4.750%	9/1/21	(12)	1,265	1,342
	Leavenworth County KS USD	5.000%	3/1/22	(12)	1,060	1,149
	Leavenworth County KS USD	5.000%	9/1/22	(12)	1,360	1,471
	Leavenworth County KS USD	5.250%	3/1/23	(12)	1,455	1,598
	Leavenworth County KS USD	5.250%	9/1/23	(12)	1,460	1,601
	Leavenworth County KS USD	5.250%	3/1/24	(12)	700	763
	Leavenworth County KS USD	5.250%	9/1/24	(12)	1,575	1,715
	Leavenworth County KS USD	4.750%	3/1/25	(12)	1,580	1,618
	Leavenworth County KS USD	4.750%	9/1/25	(12)	820	839
	Sedgwick County KS USD	5.000%	9/1/23	(12)	1,500	1,603
	Sedgwick County KS USD	5.000%	9/1/24	(12)	2,185	2,317
	Sedgwick County KS USD	5.000%	9/1/25	(12)	1,475	1,553
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18		1,000	1,057

Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19		1,500	1,564
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20		1,500	1,547
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21		1,500	1,539
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24		5,055	5,103
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26		4,300	4,302
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/24	(13)	5,000	5,481
					78,022
Kentucky (0.9%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,135	6,505
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	3,500	3,711
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	9,725	10,601
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	11,815	12,879
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11	(14)(Prere.)	5,000	5,495
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12	(4)	10,000	11,202
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13	(4)	27,540	29,436
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13	(4)	14,965	17,012
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15	(4)	15,480	16,498
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	1,500	1,709
Kentucky Property & Building Comm. Rev.	5.000%	10/1/16	(2)	2,000	2,237
Kentucky Property & Building Comm. Rev.	5.250%	2/1/23	(12)	6,215	6,720
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23	(4)	5,120	5,413
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23		9,510	10,272
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24	(4)	5,000	5,258
Kentucky Property & Building Comm. Rev.	5.250%	2/1/25	(12)	13,545	14,539
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	8,500	8,864
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26		2,500	2,638

	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23		9,890	10,606
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24		7,065	7,519
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25		7,000	7,405
	Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.750%	12/2/13		23,000	24,731
						221,250
Louisiana (1.4%)
	East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22	(12)	2,560	2,746
	East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23	(12)	5,165	5,510
[2]	Jefferson Parish LA (Environmental Fac. & Communities Dev. Auth.) GO	5.000%	4/1/17		1,000	1,081
[2]	Jefferson Parish LA (Environmental Fac. & Communities Dev. Auth.) GO	5.000%	4/1/18		1,000	1,070
[2]	Jefferson Parish LA (Environmental Fac. & Communities Dev. Auth.) GO	5.000%	4/1/19		1,030	1,092
[2]	Jefferson Parish LA (Environmental Fac. & Communities Dev. Auth.) GO	5.000%	4/1/20		1,000	1,046
[2]	Jefferson Parish LA (Environmental Fac. & Communities Dev. Auth.) GO	5.000%	4/1/21		1,000	1,035
	Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20	(14)	6,200	6,566
	Louisiana GO	5.000%	5/1/11	(4)	16,830	17,899
	Louisiana GO	5.000%	5/1/12	(4)	18,955	20,678
	Louisiana GO	5.250%	5/1/12	(14)	10,000	10,883
	Louisiana GO	5.500%	5/15/12	(14)	12,660	13,512
	Louisiana GO	5.500%	5/15/13	(14)	5,345	5,687
	Louisiana GO	5.000%	8/1/14	(14)	45,750	51,231
	Louisiana GO	5.000%	5/1/18	(4)	25,710	27,769
	Louisiana GO	5.000%	5/1/21	(4)	9,765	10,253
	Louisiana GO	5.000%	5/1/23	(4)	26,665	27,699
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15		4,055	3,976
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17		1,520	1,456
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27		15,165	13,254
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		5,360	4,316
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		33,295	26,425
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18	(2)	14,470	13,787

Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21	(2)	20,000	18,466
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22	(2)	14,160	12,872
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23	(2)	10,000	9,117
New Orleans LA Aviation Board Rev.	4.500%	1/1/16	(12)	1,860	1,912
New Orleans LA Aviation Board Rev.	4.500%	1/1/16	(12)	4,535	4,662
New Orleans LA Aviation Board Rev.	4.500%	1/1/17	(12)	1,955	1,993
New Orleans LA Aviation Board Rev.	4.500%	1/1/17	(12)	1,390	1,417
New Orleans LA Aviation Board Rev.	5.000%	1/1/18	(12)	2,440	2,542
New Orleans LA Aviation Board Rev.	5.000%	1/1/18	(12)	2,200	2,292
					324,244
Maine (0.1%)
Maine GO	4.000%	6/1/13		1,640	1,801
Maine GO	5.000%	6/1/16		4,270	4,957
Maine GO	5.000%	6/1/17		7,595	8,822
					15,580
Maryland (1.0%)
Maryland Dept. of Transp.	5.000%	6/1/15		1,725	2,002
Maryland Dept. of Transp.	5.000%	3/1/16		5,900	6,856
Maryland Dept. of Transp.	5.000%	2/15/18		5,100	5,928
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22		6,000	6,509
Maryland GO	5.000%	8/1/12		10,000	11,205
Maryland GO	5.000%	8/1/12		10,000	11,205
Maryland GO	5.000%	2/15/13		58,765	66,446
Maryland GO	5.000%	8/1/13		10,685	12,232
Maryland GO	5.500%	3/1/16		8,035	9,619
Maryland GO	5.000%	7/15/17		1,200	1,411
Maryland GO	5.000%	8/1/17		15,260	17,332
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24	(2)	3,800	3,919
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28	(2)	9,000	9,063
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15		3,500	3,770
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	2,980	3,401
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	3,915	4,468
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10	(Prere.)	3,545	3,753
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16		3,895	4,054
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17		3,000	3,121

	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18		2,500	2,578
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19		1,700	1,767
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20		1,500	1,447
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21		2,000	2,066
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23		900	865
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Upper Chesapeake Hospital) VRDO	0.350%	8/3/09	LOC	4,400	4,400
	Maryland Transp. Auth. Rev.	5.000%	3/1/14		13,240	15,165
	Maryland Transp. Auth. Rev.	5.000%	3/1/16		2,500	2,905
	Maryland Transp. Auth. Rev.	5.250%	3/1/16		4,000	4,704
	Maryland Transp. Auth. Rev.	5.000%	3/1/17		5,000	5,783
	Maryland Transp. Auth. Rev.	5.250%	3/1/17		3,000	3,534
	Maryland Transp. Auth. Rev.	5.250%	3/1/20		8,585	9,994
						241,502
Massachusetts (5.8%)
	Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		4,950	5,383
	Chelsea MA GO	5.500%	6/15/11	(2)	5,740	5,791
	Chelsea MA GO	5.500%	6/15/12	(2)	5,000	5,043
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/18		3,745	4,460
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21		6,840	8,156
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	(14)	5,000	5,880
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25	(14)	2,045	2,398
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27		5,000	5,533
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.250%	8/7/09		15,170	15,170
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.350%	8/7/09		15,995	15,995
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.350%	8/7/09		13,500	13,500
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13	(14)	16,670	17,019

	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14	(14)	7,340	7,427
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15	(14)	8,310	8,367
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16	(14)	3,500	3,501
	Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25		6,765	7,182
	Massachusetts GAN	5.125%	6/15/10		10,755	10,901
	Massachusetts GAN	5.250%	6/15/10		23,675	23,998
	Massachusetts GAN	5.125%	12/15/10		5,000	5,068
	Massachusetts GAN	5.125%	6/15/11		8,555	8,669
	Massachusetts GAN	5.750%	12/15/11		20,000	21,278
	Massachusetts GAN	5.750%	6/15/12		11,280	11,950
	Massachusetts GAN	5.125%	12/15/12		5,000	5,065
	Massachusetts GAN	5.125%	6/15/13		5,000	5,064
	Massachusetts GAN	5.750%	6/15/13		10,000	10,594
	Massachusetts GO	6.000%	2/1/10	(Prere.)	5,450	5,653
	Massachusetts GO	5.000%	11/1/13		8,000	9,153
	Massachusetts GO	5.500%	11/1/13	(14)	8,605	10,010
	Massachusetts GO	5.500%	11/1/14	(14)	3,000	3,529
	Massachusetts GO	5.500%	12/1/14	(4)	1,000	1,178
	Massachusetts GO	5.250%	8/1/15		5,000	5,836
	Massachusetts GO	5.000%	9/1/15		14,360	16,596
	Massachusetts GO	5.000%	9/1/16		7,710	8,930
	Massachusetts GO	5.500%	11/1/16	(2)	50,000	60,761
	Massachusetts GO	5.500%	11/1/16	(14)(ETM)	74,500	90,533
	Massachusetts GO	5.500%	11/1/16	(ETM)	24,500	29,773
	Massachusetts GO	5.500%	11/1/17	(4)	7,000	8,340
	Massachusetts GO	5.500%	11/1/17	(14)	20,000	23,827
	Massachusetts GO	5.500%	8/1/18	(14)	5,000	5,949
	Massachusetts GO	5.500%	10/1/18		9,500	11,315
	Massachusetts GO	5.500%	10/1/20	(14)	10,915	13,018
	Massachusetts GO	5.250%	8/1/21	(14)	10,000	11,612
	Massachusetts GO	5.250%	8/1/21		25,000	29,031
	Massachusetts GO	5.250%	8/1/22		20,000	23,188
	Massachusetts GO	5.250%	8/1/23		19,500	22,532
	Massachusetts GO	5.250%	9/1/23	(4)	15,000	17,337
	Massachusetts GO	5.000%	3/1/25		5,545	5,995
	Massachusetts GO	5.000%	3/1/26		10,660	11,440
[1]	Massachusetts GO TOB VRDO	1.350%	8/7/09	(4)LOC	7,990	7,990
[1]	Massachusetts GO TOB VRDO	1.410%	8/7/09	(2)LOC	26,165	26,165
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)	5.500%	6/1/30		5,000	5,577
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10	(14)	4,440	4,468
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11	(14)	4,670	4,697

Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12	(14)	1,850	1,860
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28		18,000	15,084
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23		3,380	3,260
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24		5,500	5,200
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25		3,500	3,301
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12		7,675	7,945
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20		1,810	1,636
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28		2,640	2,207
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum of Fine Arts) VRDO	0.330%	8/3/09		13,355	13,355
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23		3,435	3,508
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25		1,460	1,473
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26		2,000	2,016
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28		1,155	1,158
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12		8,000	8,072
Massachusetts Housing Finance Agency Housing Rev. VRDO	1.000%	8/7/09	(4)	31,500	31,500
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12	(14)	22,865	24,287
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13	(14)	20,000	21,081
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/13	(4)	5,000	5,656
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/15	(4)	10,000	11,428
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21	(4)	41,095	44,826
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23	(4)	6,800	7,313
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27	(14)	8,330	8,592
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30	(4)	48,750	49,485

Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	8,685	9,841
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19	(14)	5,000	5,421
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/21	(14)	6,875	7,420
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26	(14)	30,360	32,503
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28	(14)	11,075	11,668
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09		435	435
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,580	1,596
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	970	980
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,510	1,525
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,177
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	(ETM)	6,475	7,061
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11		830	837
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11		3,180	3,226
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12		295	297
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12		4,945	5,016
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13		3,835	3,890
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14		140	140
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/18		1,000	1,186
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		27,360	32,434
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		7,500	8,891
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21		6,955	8,218
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21		13,955	16,183
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		10,000	11,842
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		6,500	7,697
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25		5,355	6,168
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	(ETM)	30,220	31,966

	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	37,515	45,966
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	9,000	9,932
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22	(2)	17,610	19,243
	Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22	(4)	4,350	5,052
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23	(2)	12,000	13,044
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24	(2)	1,315	1,419
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.250%	8/7/09	(4)LOC	20,545	20,545
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.250%	8/7/09	(4)LOC	16,840	16,840
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.420%	8/7/09	(4)	25,170	25,170
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	(2)	25,625	26,950
						1,383,847
Michigan (2.1%)
	Detroit MI GO	5.000%	4/1/14	(12)	9,780	9,881
	Detroit MI GO	5.000%	4/1/15	(12)	7,970	8,006
	Detroit MI GO	5.000%	4/1/16	(12)	3,440	3,402
	Detroit MI GO	5.000%	4/1/17	(12)	3,580	3,488
	Detroit MI RAN	5.000%	3/1/10		9,480	9,559
	Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	15,665	17,788
	Detroit MI Sewer System Rev.	5.125%	7/1/15	(14)(Prere.)	12,375	14,455
	Detroit MI Sewer System Rev.	0.000%	7/1/16	(14)	7,500	5,616
	Detroit MI Sewer System Rev.	7.000%	7/1/27	(4)	12,500	14,199
	Detroit MI Water Supply System	5.000%	7/1/19	(14)	5,000	4,961
	Detroit MI Water Supply System	5.000%	7/1/20	(4)	8,535	8,674
	Detroit MI Water Supply System	5.000%	7/1/20	(14)	7,665	7,482
	Detroit MI Water Supply System	5.000%	7/1/22	(14)	4,000	3,838
	Detroit MI Water Supply System	5.000%	7/1/23	(14)	4,000	3,788
	Detroit MI Water Supply System	5.000%	7/1/24	(4)	26,925	26,673
	Detroit MI Water Supply System	5.000%	7/1/25	(4)	9,305	9,124
	Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15		11,500	11,871
	Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14		10,000	10,223
	Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	8,440	9,275
	Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	6,010	6,604
	Michigan Building Auth. Rev.	5.500%	10/15/12		6,695	7,178
	Michigan Building Auth. Rev.	5.250%	10/15/13	(4)	12,000	13,048
	Michigan Building Auth. Rev.	5.250%	10/15/13	(Prere.)	2,500	2,513
	Michigan Building Auth. Rev.	5.500%	10/15/13		6,000	6,371
	Michigan Building Auth. Rev.	5.250%	10/15/14	(4)	15,000	16,159

	Michigan Building Auth. Rev.	5.500%	10/15/14		10,000	10,506
	Michigan Building Auth. Rev.	5.250%	10/15/15	(4)	22,445	24,015
	Michigan Building Auth. Rev.	5.500%	10/15/15		5,000	5,210
	Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	9,000	9,572
	Michigan GO	5.500%	11/1/09	(Prere.)	5,120	5,186
	Michigan GO	5.500%	11/1/09	(Prere.)	5,395	5,464
	Michigan GO	5.500%	12/1/13		6,125	6,830
	Michigan GO	5.000%	5/1/17		33,880	36,491
	Michigan GO	5.000%	5/1/18		12,985	13,830
	Michigan GO	5.250%	11/1/23		3,000	3,109
	Michigan GO	6.000%	11/1/24		1,000	1,068
	Michigan GO	5.250%	9/15/25	(4)	10,810	11,039
	Michigan GO	5.500%	11/1/25		695	727
	Michigan GO	5.250%	9/15/26	(4)	13,105	13,286
	Michigan Hosp. Finance Auth. Rev.	5.125%	6/1/19		2,500	2,567
	Michigan Hosp. Finance Auth. Rev.	5.625%	6/1/24		5,000	5,043
	Michigan Hosp. Finance Auth. Rev.	6.000%	6/1/29		4,000	4,068
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12		15,000	15,163
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		9,595	10,093
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12		2,500	2,652
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11	(ETM)	10,840	10,921
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13	(ETM)	4,000	4,028
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32		12,105	9,877
	Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26	(14)	13,015	11,967
	Michigan Muni. Bond Auth. Rev. Notes	6.000%	1/20/10		19,000	19,162
[1]	Michigan Trunk Line Rev. TOB VRDO	0.350%	8/3/09	(4)	8,265	8,265
	Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	8.000%	9/1/29		13,900	15,689
						500,004
Minnesota (1.7%)
	Minneapolis MN Health Care System (Fairview Health Services)	6.000%	11/15/18		15,000	16,335
	Minneapolis MN Health Care System (Fairview Health Services)	6.625%	11/15/28		15,500	16,452
	Minnesota GO	5.000%	10/1/11		26,795	29,232
	Minnesota GO	5.000%	11/1/11		24,545	26,858
	Minnesota GO	5.000%	6/1/12		21,700	24,170
	Minnesota GO	5.000%	11/1/12		21,920	24,708
	Minnesota GO	5.000%	11/1/12		19,775	22,290
	Minnesota GO	5.000%	8/1/13		5,780	6,610

Minnesota GO	5.000%	10/1/13		35,445	40,692
Minnesota GO	5.000%	11/1/13		28,270	32,518
Minnesota GO	5.000%	11/1/13		19,500	22,430
Minnesota GO	5.000%	12/1/13		10,610	12,227
Minnesota GO	5.000%	11/1/14		19,275	22,386
Minnesota GO	4.000%	12/1/14		3,730	4,150
Minnesota GO	5.000%	12/1/14		8,150	9,480
Minnesota GO	5.000%	11/1/15		19,775	23,171
Minnesota GO	5.000%	12/1/15		8,150	9,561
Minnesota GO	5.000%	6/1/16		3,000	3,516
Minnesota GO	5.000%	12/1/16		8,145	9,598
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.250%	1/1/30		2,500	2,531
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/15		5,675	6,039
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/16		11,775	12,518
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/23		21,700	21,897
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.625%	7/1/26		6,000	6,023
Univ. of Minnesota Rev.	5.000%	4/1/22		500	552
Univ. of Minnesota Rev.	4.600%	4/1/25		1,000	1,039
					406,983
Mississippi (0.3%)
Mississippi GO	5.750%	12/1/11		6,000	6,660
Mississippi GO	5.500%	9/1/12	(4)	5,000	5,656
Mississippi GO	5.500%	12/1/16		3,435	4,069
Mississippi GO	5.000%	11/1/17		10,070	11,590
Mississippi GO	5.500%	12/1/17		4,000	4,739
Mississippi GO	5.500%	12/1/19		2,000	2,370
Mississippi GO	5.000%	12/1/20		10,000	11,081
Mississippi GO	5.000%	12/1/21		16,890	18,521
					64,686
Missouri (0.9%)
Cape Girardeau County MO IDA Health Care Facs. Rev.	5.625%	6/1/12	(Prere.)	5,655	6,330
Kansas City MO Airport Rev.	5.000%	9/1/13		11,550	12,659
Kansas City MO Airport Rev.	5.000%	9/1/14		10,000	10,966
Kansas City MO GO	4.750%	2/1/25		5,220	5,522
Kansas City MO Water Rev.	5.000%	12/1/18	(13)	8,525	9,762
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27		13,275	13,700
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	4.750%	6/1/25		3,230	2,718
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12		4,190	4,733

Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13		5,250	6,081
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/12	(4)	3,365	3,583
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/13	(4)	3,580	3,788
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/14	(4)	3,260	3,428
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,000	3,224
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,430	3,686
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	2,000	2,149
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12	(Prere.)	11,410	12,622
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19		3,500	4,052
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20		5,830	6,657
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23		10,195	11,271
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24	(2)	12,225	12,353
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26	(2)	15,730	15,660
North Kansas City MO Hosp. Rev. (North Kansas City Hosp.) VRDO	0.390%	8/3/09	LOC	11,125	11,125
St. Joseph MO IDA Health Fac. Rev. (Heartland Regional Medical Center) VRDO	0.220%	8/7/09	LOC	6,000	6,000
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(14)(Prere.)	11,560	12,654
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(14)(Prere.)	10,260	11,231
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	6.125%	7/1/24		6,000	6,037
					201,991
Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09	(14)	3,330	3,339
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10	(14)	2,445	2,451

	Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11	(14)	4,980	4,989
	Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12	(14)	2,725	2,730
						13,509
Nebraska (0.3%)
	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/26		3,140	3,235
	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/27		3,300	3,369
	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/28		3,460	3,583
	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/29		3,530	3,625
	Lincoln NE Lincoln Electric System Rev.	4.750%	9/1/28		13,640	13,659
	Nebraska Public Power Dist. Rev.	5.000%	1/1/24		8,000	8,311
	Nebraska Public Power Dist. Rev.	5.000%	1/1/25		14,245	14,668
	Nebraska Public Power Dist. Rev.	5.000%	1/1/26		14,960	15,352
	Nebraska Public Power Dist. Rev.	5.000%	1/1/27		5,705	5,851
	Nebraska Public Power Dist. Rev.	5.000%	1/1/28		6,000	6,120
						77,773
Nevada (1.6%)
	Clark County NV Airport Improvement Rev.	5.375%	7/1/10	(14)	8,470	8,539
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15		6,525	7,047
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16		5,575	5,994
	Clark County NV School Dist. GO	5.375%	6/15/12	(14)(Prere.)	28,385	31,875
	Clark County NV School Dist. GO	5.375%	6/15/12	(14)(Prere.)	29,765	33,425
	Clark County NV School Dist. GO	5.000%	6/15/14		6,320	6,990
	Clark County NV School Dist. GO	5.000%	6/15/15		22,120	24,355
	Clark County NV School Dist. GO	5.000%	6/15/18		8,000	8,506
	Clark County NV School Dist. GO	5.000%	6/15/19		13,750	14,425
	Clark County NV School Dist. GO	5.000%	6/15/20		14,335	14,743
	Clark County NV School Dist. GO	5.000%	6/15/21		14,980	15,259
	Clark County NV School Dist. GO	5.000%	6/15/22		14,655	14,811
	Clark County NV School Dist. GO	5.000%	6/15/23		16,360	16,459
	Clark County NV School Dist. GO	5.000%	6/15/24	(4)	16,505	16,559
	Clark County NV School Dist. GO	5.000%	6/15/25		12,445	12,363
	Clark County NV School Dist. GO	5.000%	6/15/26		29,900	29,396
[1]	Clark County NV School Dist. GO TOB VRDO	0.410%	8/7/09		8,961	8,961
	Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27		2,985	3,115
	Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		5,000	4,928

Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11	(2)	10,000	10,128
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13	(14)	11,165	12,311
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.550%	8/3/09		28,385	28,385
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.550%	8/3/09		16,000	16,000
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23	(14)	7,250	7,363
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26	(14)	4,875	4,878
Nevada GO	6.000%	5/15/10		6,680	6,957
Nevada GO	5.000%	12/1/14	(4)	8,435	9,335
Nevada GO	5.000%	12/1/23	(4)	350	356
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28	(2)	1,750	1,628
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12	(4)	5,335	5,754
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13	(4)	4,790	5,149
					385,994
New Hampshire (0.1%)
New Hampshire Health & Educ. Fac. Auth. Rev.	5.500%	7/1/20		10,000	11,011
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	6/1/29		7,000	7,332
					18,343
New Jersey (5.6%)
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10	(4)(Prere.)	1,470	1,550
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23	(14)	10,000	11,083
Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23	(2)	13,675	14,013
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23	(2)	3,635	3,917
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24	(14)	12,725	14,082
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24	(2)	3,820	4,113
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25	(14)	5,630	6,196
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		4,000	4,039
New Jersey Building Auth. Rev.	5.000%	12/15/18		5,610	6,097

New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,688
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24	(2)	3,500	3,294
New Jersey COP	5.250%	6/15/28		4,675	4,693
New Jersey COP	5.250%	6/15/29		1,000	1,001
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/18		7,255	7,764
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/20		6,180	6,553
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/21		5,820	6,107
New Jersey CTFS Partner Equipment Lease Purchase	5.375%	6/15/29		11,000	11,117
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18		25,000	23,589
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19		14,000	13,001
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		12,000	10,263
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.500%	12/15/29		5,000	5,276
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	5,300	6,073
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	12,975	14,867
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		12,315	13,680
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13		4,000	4,466
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,400	11,581
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14		4,000	4,471
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23	(14)	81,630	88,386
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	15,000	16,167
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25	(4)	18,130	20,328
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.125%	3/1/30		10,000	10,123
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	40,455	44,323
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13		7,215	7,911
New Jersey Educ. Fac. Auth. Rev.	7.125%	12/1/23		6,000	6,358
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29		23,420	23,455
New Jersey GO	5.500%	8/1/11		3,500	3,825

New Jersey GO	6.000%	2/15/13	(3)	11,475	13,235
New Jersey GO	5.250%	7/1/14	(4)	25,000	28,939
New Jersey GO	5.250%	7/1/15	(4)	50,000	58,416
New Jersey GO	5.250%	7/15/15	(2)	8,500	9,900
New Jersey GO	5.500%	7/15/18	(14)	7,080	8,330
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23		12,860	13,786
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16		8,420	8,759
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17		8,875	9,227
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/10	(14)	7,880	7,855
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/12	(14)	1,845	1,818
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/14	(14)	1,885	1,802
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11	(14)	8,230	8,147
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33		20,000	19,718
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24		2,155	2,171
New Jersey Transp. Corp. COP	5.500%	9/15/10	(2)	12,500	12,966
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)	15,000	15,066
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	25,000	26,453
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	28,470	30,124
New Jersey Transp. Corp. COP	5.500%	9/15/13	(2)	1,410	1,549
New Jersey Transp. Corp. COP	5.250%	9/15/15	(4)	3,800	4,269
New Jersey Transp. Corp. COP	5.250%	9/15/15	(2)	10,000	10,822
New Jersey Transp. Corp. COP	5.500%	9/15/15	(4)	7,270	8,264
New Jersey Transp. Corp. COP	5.500%	9/15/15	(4)	5,000	5,479
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(14)(ETM)	7,510	8,322
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(14)	12,490	13,611
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(14)(ETM)	7,510	8,801
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(14)	12,490	14,121

	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	16,400	19,098
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		15,000	16,375
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		10,000	10,887
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20		22,500	24,246
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(14)	77,700	85,381
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)	25,000	27,558
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23		6,900	3,164
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(14)	25,000	27,643
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24	(2)	2,100	884
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	5,889
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25		80,190	32,054
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	32,065	11,665
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32		40,000	8,909
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.350%	8/7/09	(4)LOC	27,175	27,175
	New Jersey Transp. Trust Fund Auth. Transp. System Rev.	5.500%	12/15/15	(2)	1,750	1,992
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(14)	27,745	28,303
	New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(14)	2,325	2,622
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	14,000	15,693
	New Jersey Turnpike Auth. Rev. VRDO	2.000%	8/7/09	(14)LOC	4,900	4,900
	Rutgers State Univ. New Jersey	6.400%	5/1/13		3,310	3,618
[2]	South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.000%	11/1/16		7,590	8,252
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		6,385	6,179
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	37,375	40,809
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	28,270	29,778
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13		14,945	14,543
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		11,425	10,666

Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16		14,585	13,377
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17		15,925	14,330
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18		16,475	14,488
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19		30,595	26,314
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23	(2)	7,330	7,048
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27	(2)	10,100	9,404
					1,342,644
New Mexico (0.6%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	30,000	30,145
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	12,395	13,953
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20	(14)	30,525	33,270
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(14)	18,000	19,489
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10	(Prere.)	16,310	17,068
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	12,780	13,402
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/10		2,045	2,112
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11		2,000	2,125
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12		3,260	3,459
					135,023
New York (10.1%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23	(4)	7,000	7,321
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24	(4)	3,750	3,916
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25	(4)	3,000	3,121
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09	(2)	8,000	8,116
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12		40,505	44,193
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(14)	2,900	3,086
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20	(14)	10,000	10,395
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(14)	10,000	10,300

Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(14)	33,115	34,108
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23		9,000	9,214
Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25		20,000	21,406
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18		3,425	3,594
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	(4)	10,000	10,265
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12	(14)(Prere.)	8,100	8,911
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(14)(ETM)	21,500	26,484
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11	(ETM)	21,200	20,743
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15		17,315	19,515
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12	(4)(Prere.)	25,835	28,676
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14	(2)	5,000	5,603
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15	(2)	45,130	48,118
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(2)	38,075	40,231
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18		15,750	16,959
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/22	(4)	8,765	9,466
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/23	(4)	17,460	18,919
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13		31,500	34,109
New York City NY Cultural Resources Rev. (Lincoln Center)	5.250%	12/1/18		7,600	8,135
New York City NY GO	5.250%	8/1/10		27,000	28,193
New York City NY GO	5.000%	8/1/11		8,000	8,569
New York City NY GO	5.250%	8/1/11		29,500	31,724
New York City NY GO	5.250%	8/1/13		17,515	19,601
New York City NY GO	5.750%	8/1/13	(2)	8,500	9,368
New York City NY GO	5.750%	8/1/15	(2)	38,000	41,516
New York City NY GO	5.000%	8/1/19		12,130	13,040
New York City NY GO	5.000%	8/1/20		10,000	10,613
New York City NY GO	5.000%	2/1/21		12,300	12,909
New York City NY GO	5.250%	3/1/21		4,255	4,596
New York City NY GO	5.000%	8/1/21		9,600	10,093
New York City NY GO	5.250%	9/1/21		20,000	21,509
New York City NY GO	5.000%	8/1/22		9,550	9,953
New York City NY GO	5.250%	8/15/22		25,250	26,933
New York City NY GO	5.250%	8/15/23		21,820	23,124

New York City NY GO	5.250%	8/15/24		25,945	27,357
New York City NY GO	5.000%	5/15/29		8,400	8,543
New York City NY GO	5.450%	4/1/31		15,060	15,728
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19		7,000	7,579
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/32		26,200	27,138
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.750%	6/15/33		25,000	24,440
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.750%	6/15/35		14,085	13,478
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	5.125%	6/15/30		10,300	10,584
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26	(14)	9,500	9,901
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10	(Prere.)	3,500	3,632
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	4,365	4,536
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/13		2,000	2,204
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		14,000	14,919
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/14		3,525	3,906
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14		5,000	5,292
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/15		2,820	3,085
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/16		2,925	3,193
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18	(2)	4,500	4,804
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/23		4,440	4,568
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24		7,040	7,177
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25	(14)	10,170	10,296
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/25		8,945	9,255
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26	(14)	7,620	7,757
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26		8,185	8,456

New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26		10,520	10,828
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/28		3,465	3,521
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30		9,500	9,521
New York City NY Transitional Finance Auth. Rev.	4.500%	1/15/31	(12)	5,745	5,313
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/31		6,000	5,945
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/32		2,000	1,966
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14		6,065	6,955
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21		51,100	54,867
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/29		10,000	10,295
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/30		29,810	30,501
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/31		20,000	20,307
New York City NY Transitional Finance Auth. Rev. VRDO	0.250%	8/7/09		35,600	35,600
New York State Dormitory Auth. Rev.	5.250%	2/15/27		10,170	10,829
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11	(14)(Prere.)	4,090	4,469
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(14)	14,645	15,560
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(14)	11,500	12,323
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11		4,160	4,515
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31		5,000	5,141
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11	(14)	725	731
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23	(14)	6,415	6,520
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24	(14)	6,740	6,824
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16	(14)	3,500	4,110
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13		2,135	2,435
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		3,250	3,722
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		9,500	10,880

New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17		12,670	14,390
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20		33,000	36,351
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		34,650	37,750
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/22	(2)	7,000	7,949
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		36,950	39,493
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		5,000	5,238
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.250%	2/15/25		10,305	11,122
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25		16,820	17,596
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	8,740	9,902
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.250%	2/15/26		10,000	10,721
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26		13,000	13,611
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26		10,000	10,400
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/28		21,895	22,685
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		20,000	20,726
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		5,790	5,982
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		2,565	2,642
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		10,000	10,363
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29		17,315	17,791
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/31		27,475	27,777
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11	(2)	4,040	4,082
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13	(14)	10,000	10,439
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/15		1,670	1,843
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/10	(2)	3,920	3,973
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/11	(2)	3,610	3,658

New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23	(14)	4,000	4,094
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24	(14)	3,300	3,365
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	10/1/19	(12)	2,500	2,695
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15		7,650	8,410
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16		6,000	6,568
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	4.750%	6/15/32		17,725	17,505
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/24		7,240	7,842
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/25		15,825	17,050
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	2,600	2,963
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	20,710	23,601
New York State Thruway Auth. Rev.	4.000%	7/15/11		10,000	10,480
New York State Thruway Auth. Rev.	5.000%	1/1/20	(14)	8,940	9,606
New York State Thruway Auth. Rev.	5.000%	1/1/21	(14)	6,000	6,381
New York State Thruway Auth. Rev.	5.000%	1/1/22	(14)	10,000	10,518
New York State Thruway Auth. Rev.	5.000%	1/1/23	(2)	20,000	20,562
New York State Thruway Auth. Rev.	5.000%	1/1/24	(2)	14,885	15,239
New York State Thruway Auth. Rev.	5.000%	1/1/30	(4)	25,000	25,037
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10	(4)(ETM)	6,725	6,989
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12	(14)	20,000	22,111
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13		2,500	2,781
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13	(14)	15,000	16,394
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14		12,055	13,487
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/14	(14)	3,515	3,968
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18	(2)	5,995	6,476
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20		11,395	12,279
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23		8,515	8,991

	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23		15,100	15,834
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25		4,500	4,681
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27		7,000	7,178
	New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12	(14)(Prere.)	3,000	3,364
	New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		24,890	27,226
	New York State Thruway Auth. Rev. (Personal Income Tax)	5.250%	3/15/27		7,115	7,519
	New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/29		7,000	7,193
	New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13		5,000	5,459
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/14		3,000	3,433
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		19,500	21,293
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/15		4,000	4,577
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/16		22,360	24,352
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/16		3,350	3,832
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/17		2,000	2,277
[2]	New York State Urban Dev. Corp. Rev.	5.250%	1/1/18		36,140	39,421
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/18		2,050	2,319
	New York State Urban Dev. Corp. Rev.	4.375%	3/15/22		9,020	9,259
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/22		2,000	2,159
	New York State Urban Dev. Corp. Rev.	4.500%	3/15/23		5,000	5,123
	New York State Urban Dev. Corp. Rev.	5.000%	12/15/23		2,615	2,799
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/26		7,910	8,006
	New York State Urban Dev. Corp. Rev.	5.000%	3/15/32		8,850	8,905
	New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.250%	1/1/14	(4)	7,770	8,333
	New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/16		7,155	8,144
	New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/23		8,080	8,609

	New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/25		6,460	6,798
	New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22	(14)	21,000	24,323
	Port Auth. of New York & New Jersey Rev.	5.000%	10/1/30		5,250	5,377
	Suffolk County NY Water Auth. Rev.	6.800%	6/1/12	(ETM)	8,525	9,221
	Suffolk County NY Water Auth. Rev. VRDO	0.300%	8/7/09		21,330	21,330
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		10,000	10,331
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		50,000	52,966
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12	(ETM)	11,955	12,633
	Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12	(ETM)	9,370	9,989
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/14		3,000	3,449
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19	(14)	2,000	2,310
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20	(14)	15,000	17,309
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21	(14)	25,000	28,792
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25		25,075	26,290
	Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14		20,000	21,642
	Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15		20,000	21,706
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.520%	8/7/09	(4)	18,400	18,400
						2,414,188
North Carolina (2.2%)
[2]	Charlotte NC Water & Sewer System Rev.	5.000%	7/1/18		1,045	1,221
[2]	Charlotte NC Water & Sewer System Rev.	5.000%	7/1/20		1,000	1,151
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.590%	8/7/09	(4)	41,215	41,215
	Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/09	(Prere.)	10,000	10,171
	Durham NC VRDO	1.900%	8/7/09		32,985	32,985
	Mecklenburg County NC COP	5.000%	2/1/22		3,390	3,668
	Mecklenburg County NC COP	5.000%	2/1/23		1,200	1,290
	Mecklenburg County NC COP	5.000%	2/1/25		1,000	1,060
	Mecklenburg County NC COP	4.750%	2/1/26		2,500	2,552

New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.000%	10/1/27	(4)	10,000	9,964
North Carolina Capital Improvement GO	4.625%	5/1/29		4,255	4,316
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11		25,000	26,062
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12		14,875	15,864
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		25,000	26,855
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		15,000	16,147
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15		4,000	4,170
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16		4,000	4,187
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16		3,000	3,116
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17		4,700	4,854
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26		3,000	3,071
North Carolina GO	5.000%	3/1/12		7,400	8,181
North Carolina GO	5.000%	5/1/14		16,780	18,803
North Carolina GO	5.000%	3/1/18		25,000	28,848
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18	(4)	9,675	10,638
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19	(4)	10,000	10,859
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21	(4)	8,000	8,511
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	1.720%	8/7/09		45,000	45,000
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	(4)	10,000	10,675
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	(4)	15,290	16,159
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	(14)	69,720	72,249
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18		5,000	5,406
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	(14)	38,600	39,752
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19		3,085	3,290

	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	(14)	10,000	10,238
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		2,000	2,105
	Univ. of North Carolina Univ. System Rev.	5.250%	10/1/27		1,720	1,839
	Univ. of North Carolina Univ. System Rev.	5.250%	10/1/28		1,590	1,689
[2]	Wake County NC GO	5.000%	6/1/28		3,000	3,135
[2]	Wake County NC GO	5.000%	6/1/32		7,000	7,163
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	2,380	2,613
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,970	2,163
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13		1,500	1,629
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14		1,240	1,345
						526,209
Ohio (2.8%)
	Akron OH GO	5.000%	12/1/18	(2)	5,300	5,770
	American Muni. Power Ohio Inc.	5.000%	2/15/16		4,000	4,406
	American Muni. Power Ohio Inc.	5.000%	2/15/17		6,770	7,426
	American Muni. Power Ohio Inc.	5.000%	2/15/24	(12)	5,000	5,083
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		72,780	59,720
	Cincinnati OH City School Dist. GO	5.250%	12/1/20	(14)	7,000	7,953
	Cincinnati OH City School Dist. GO	5.250%	12/1/21	(14)	5,710	6,450
	Cincinnati OH City School Dist. GO	5.250%	12/1/22	(14)	10,000	10,929
	Cincinnati OH City School Dist. GO	5.250%	12/1/23	(14)	5,000	5,432
	Cincinnati OH City School Dist. GO	5.250%	12/1/24	(14)	10,000	10,858
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	14,710	17,073
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	9,185	10,661
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	5,000	5,803
	Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	8,150	9,459
	Cleveland OH Public Power System Rev.	5.000%	11/15/21	(14)	7,455	7,642
	Cleveland OH Public Power System Rev.	5.000%	11/15/22	(14)	14,065	14,310
	Cleveland OH Public Power System Rev.	5.000%	11/15/23	(14)	7,705	7,812
	Cleveland OH Public Power System Rev.	5.000%	11/15/24	(14)	7,350	7,425
	Cleveland OH Water Works Rev.	5.250%	1/1/10	(4)(ETM)	2,745	2,797
	Cleveland OH Water Works Rev.	5.375%	1/1/13	(4)	3,455	3,770
	Columbus OH City School Dist.	4.000%	12/1/17		1,000	1,067
	Columbus OH City School Dist.	5.000%	12/1/18		1,205	1,365
	Columbus OH City School Dist.	4.000%	12/1/19		2,000	2,080

Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16	(4)	6,000	6,896
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/22		6,610	6,880
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/23		3,470	3,592
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/24		2,500	2,573
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18	(2)	7,950	8,271
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19	(2)	22,380	23,026
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23	(2)	21,215	21,252
Huber Heights OH City School Dist.	4.750%	12/1/24		1,250	1,275
Huber Heights OH City School Dist.	4.750%	12/1/25		1,000	1,016
Huber Heights OH City School Dist.	4.875%	12/1/27		1,250	1,271
Huber Heights OH City School Dist.	5.000%	12/1/28		1,000	1,023
Huber Heights OH City School Dist.	5.000%	12/1/29		1,000	1,017
Huber Heights OH City School Dist.	5.000%	12/1/30		1,000	1,010
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12		6,800	7,192
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13	(14)	3,000	3,004
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13		6,810	7,133
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14		6,000	6,231
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15		4,000	4,148
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,803
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,803
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,209
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,209
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,922
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,922
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14		5,500	5,775
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11	(4)(Prere.)	6,605	7,276
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/26		1,975	2,085
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12	(4)	5,000	5,446
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13	(4)	3,000	3,263

	Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17		5,565	6,396
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/26		2,715	2,866
	Ohio GO	5.625%	5/1/10	(Prere.)	5,065	5,263
	Ohio GO	7.625%	8/1/10		3,510	3,753
	Ohio GO	5.000%	8/1/13		7,160	8,148
	Ohio GO	5.000%	8/1/13		2,525	2,874
	Ohio GO	5.000%	8/1/13		5,750	6,544
	Ohio GO	5.250%	8/1/13	(4)	12,435	14,266
	Ohio GO	5.500%	8/1/13		2,945	3,405
	Ohio GO	5.000%	9/15/13		9,500	10,840
	Ohio GO	5.000%	8/1/14		6,670	7,655
	Ohio GO	5.000%	8/1/14		8,265	9,485
	Ohio GO	5.000%	8/1/14		6,500	7,459
	Ohio GO	5.000%	9/15/14		5,000	5,751
	Ohio GO	5.000%	9/15/14		2,155	2,479
	Ohio GO	5.500%	11/1/14		7,000	8,235
	Ohio GO	5.000%	9/15/16		5,415	6,263
	Ohio GO	5.000%	9/15/18		12,755	14,216
	Ohio GO	5.000%	11/1/18		7,710	8,601
	Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14		3,710	4,103
	Ohio Higher Educ. GO	5.000%	8/1/17		9,765	11,271
	Ohio Higher Educ. GO	5.000%	11/1/23		7,405	7,922
	Ohio Highway Capital Improvements GO	5.000%	5/1/16		11,010	12,687
	Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28		5,500	5,902
	Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13	(14)	2,905	3,296
	Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13	(14)	10,135	11,501
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/16		5,000	5,685
	Ohio Major New State Infrastructure Project Rev.	5.500%	6/15/20		4,000	4,551
	Ohio State Conservation Projects GO	5.000%	3/1/17		2,000	2,217
	Ohio State Univ. General Receipts Rev.	5.000%	12/1/13		3,135	3,573
	Ohio State Univ. General Receipts Rev.	5.250%	6/1/14		2,865	3,276
	Ohio State Univ. General Receipts Rev.	5.250%	12/1/14		2,000	2,222
	Ohio Water Dev. Auth. PCR	5.000%	6/1/17		2,000	2,246
[2]	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/19		5,775	6,786
	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20		3,585	4,024
[2]	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/20		5,570	6,525

[1]	Ohio Water Dev. Auth. Rev. TOB VRDO	1.350%	8/7/09		5,990	5,990
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15		3,040	3,119
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16		3,190	3,250
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17		3,350	3,403
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18		3,520	3,537
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19		3,195	3,188
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20		3,680	3,650
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28		17,000	16,129
	Univ. of Cincinnati OH General Receipts	5.500%	6/1/13	(14)	2,700	2,905
	Univ. of Cincinnati OH General Receipts	5.500%	6/1/14	(14)	1,000	1,076
						668,347
Oklahoma (0.5%)
	Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	7,600	8,160
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24		12,100	12,400
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.300%	8/7/09	(12)	9,035	9,035
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.400%	8/3/09	(12)	5,300	5,300
	Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14		3,400	3,461
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/14	(14)	6,000	6,797
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25	(2)	18,070	18,710
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26	(2)	12,000	12,371
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27	(2)	20,110	20,626
	Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28		1,045	1,122
[1]	Tulsa County OK Ind. Auth. Health Care Rev. (St. Francis Health System) TOB VRDO	0.410%	8/7/09		7,620	7,620
	Tulsa County OK Ind. Dev. VRDO	0.400%	8/3/09	LOC	2,995	2,995
						108,597

Oregon (0.8%)
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10		9,955	10,081
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12		2,955	3,136
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13		5,580	5,876
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14		5,825	6,090
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15		4,395	4,589
	Clackamas County OR School Dist. GO	5.000%	6/15/28		2,210	2,297
	Clackamas County OR School Dist. GO	5.000%	6/15/29		2,655	2,738
	Oregon State Dept. Administrative Services	5.750%	4/1/10	(4)	7,560	7,668
	Oregon State Dept. Administrative Services	5.000%	5/1/23		3,130	3,336
	Oregon State Dept. Administrative Services	5.250%	4/1/24		11,650	12,812
	Oregon State Dept. Administrative Services	5.000%	5/1/24		1,750	1,851
	Oregon State Dept. Administrative Services	5.000%	4/1/25	(4)	5,675	6,003
	Oregon State Dept. Administrative Services	5.000%	5/1/25		2,220	2,335
	Oregon State Dept. Administrative Services	5.000%	5/1/26		3,520	3,680
	Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/15		7,135	8,143
	Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26		9,475	10,290
	Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/29		5,000	5,170
	Oregon State Dept. Transp. Highway Usertax Rev.	4.500%	11/15/24		11,585	12,024
	Oregon State Dept. Transp. Highway Usertax Rev.	4.625%	11/15/25		15,515	16,192
	Oregon State Dept. Transp. Highway Usertax Rev.	4.750%	11/15/27		14,535	15,111
	Portland OR Sewer System Rev.	5.000%	6/1/12	(14)	27,230	30,226
	Portland OR Sewer System Rev.	5.000%	8/1/18	(4)	11,470	12,900
						182,548
Pennsylvania (3.4%)
[2]	Allegheny County PA GO	5.000%	11/1/29		15,000	14,774

Allegheny County PA Higher Educ. Auth. Rev. (Univ. of Pittsburgh Medical Center Children's Hosp.) VRDO	0.350%	8/7/09		13,500	13,500
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24	(14)	14,050	14,406
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(14)	9,500	9,687
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	6.000%	6/1/29		14,800	14,646
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17		3,790	3,340
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18		3,985	3,458
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19		4,175	3,574
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26		13,070	10,083
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		25,000	25,924
Mount Lebanon PA School Dist. GO	5.000%	2/15/13	(14)(Prere.)	5,000	5,644
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20		1,000	954
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21		1,000	948
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22		1,000	950
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23		1,500	1,398
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24		3,000	2,737
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	2,705	3,129
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		20,000	20,304
Pennsylvania GO	5.000%	3/1/11		14,735	15,732
Pennsylvania GO	5.250%	2/1/12	(14)	8,500	9,398
Pennsylvania GO	5.000%	3/1/12		24,335	26,835
Pennsylvania GO	5.500%	5/1/12	(4)(Prere.)	10,000	11,223
Pennsylvania GO	5.250%	7/1/12		25,200	28,255
Pennsylvania GO	5.000%	10/1/12	(14)	9,430	10,587
Pennsylvania GO	4.000%	7/15/13		16,995	18,725

Pennsylvania GO	5.000%	7/1/14	(14)	5,850	6,550
Pennsylvania GO	5.250%	7/1/15		18,630	21,788
Pennsylvania GO	5.000%	8/1/15		5,000	5,797
Pennsylvania GO	5.375%	7/1/21		4,500	5,316
Pennsylvania GO	5.000%	4/15/28		33,560	35,652
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/13		5,000	5,273
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11	(4)	8,195	8,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12	(4)	2,750	2,786
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13	(4)	4,000	4,051
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20		12,180	13,253
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	21,243
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	7,130	7,499
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	10,600	11,149
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	9,720	10,163
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	11,130	11,638
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	11,585	12,057
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26	(4)	10,070	10,349
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	410	415
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	460	466
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	2,875	2,915
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	4,095	4,151
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17	(2)	5,155	5,609
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23	(12)	8,585	9,153
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24	(12)	3,535	3,741

	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25	(12)	5,000	5,238
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26	(12)	2,105	2,192
	Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27		12,345	12,839
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29		50,000	49,194
	Philadelphia PA Airport Parking Auth.	5.000%	9/1/16		3,000	3,237
	Philadelphia PA Gas Works Rev.	5.250%	7/1/10	(4)	10,180	10,216
	Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	5,000	5,016
	Philadelphia PA GO	5.125%	5/15/10	(14)	11,695	11,830
	Philadelphia PA GO	5.125%	5/15/11	(14)	12,290	12,430
	Philadelphia PA GO	5.125%	5/15/12	(14)	4,975	5,031
	Philadelphia PA GO	5.125%	5/15/13	(14)	5,000	5,055
	Philadelphia PA GO	5.000%	8/1/15	(4)	23,000	25,087
	Philadelphia PA GO	5.250%	8/1/16	(4)	13,110	14,430
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.300%	8/3/09		1,900	1,900
	Philadelphia PA IDA Rev.	5.000%	10/1/14	(14)	6,390	6,592
	Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11	(14)	4,695	4,710
	Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13	(4)	11,105	12,225
	Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	5,965	6,515
	Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29		4,000	4,033
	Philadelphia PA School Dist. GO	6.250%	9/1/09	(2)	2,080	2,088
	Philadelphia PA School Dist. GO	5.500%	8/1/12	(14)	10,815	11,889
	Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	18,745	19,355
	Philadelphia PA School Dist. GO	5.000%	8/1/21	(2)	9,900	10,147
	Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11	(Prere.)	4,860	5,453
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25		30,000	32,252
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.500%	9/15/23		9,000	10,016
[2]	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	9/15/28		7,800	8,252
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	9/15/28		2,375	2,513
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	9/15/29		11,100	11,669

Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	9/15/34		10,000	10,249
					811,178
Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14		4,420	4,678
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15		4,500	4,747
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16		5,000	5,312
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(14)	35,430	35,536
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(4)	5,000	5,061
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20	(14)	18,245	18,176
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21	(14)	24,790	24,417
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(14)	17,550	17,615
Puerto Rico GO	5.500%	7/1/11	(4)	8,500	8,964
Puerto Rico GO	5.500%	7/1/13	(14)	5,000	5,214
Puerto Rico GO	5.500%	7/1/14	(14)	5,000	5,204
Puerto Rico GO	5.250%	7/1/20		14,955	14,157
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11	(14)	2,835	2,987
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13	(14)	7,220	7,722
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15	(14)	5,590	6,028
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16	(3)	8,885	8,862
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22	(3)	7,580	7,013
Puerto Rico Muni. Finance Agency	5.750%	8/1/12	(4)	2,470	2,500
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11	(3)	48,810	44,635
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12	(3)	34,465	29,799
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	13,600	15,496
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17	(2)	6,390	6,624
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18	(2)	5,930	6,055
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29		11,400	9,947

Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	43,740	44,410
Puerto Rico Sales Tax Financing Corp. Rev.	5.500%	8/1/28		30,000	29,965
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29		30,000	30,763
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11		65,000	66,050
					467,937
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10	(14)(ETM)	9,520	9,784
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10	(4)	3,000	3,111
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11	(4)	5,000	5,357
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12	(4)	5,000	5,491
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/20	(12)	20,000	21,455
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/21	(12)	25,000	26,394
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25	(4)	2,880	2,843
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26	(4)	3,210	3,193
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29	(4)	3,500	3,399
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/26	(4)	4,900	4,933
Rhode Island State & Providence Plantations GO	5.000%	8/1/17	(4)	3,120	3,551
					89,511
South Carolina (1.0%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26		12,610	12,937
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27		33,070	33,782
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		2,730	2,774
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16		5,000	5,237
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17		5,315	5,229
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18		2,655	2,769
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12	(Prere.)	13,000	15,021

North Charleston SC Tax Rev.	5.000%	12/1/12	(12)	2,945	3,242
North Charleston SC Tax Rev.	5.000%	12/1/13	(12)	4,525	5,033
North Charleston SC Tax Rev.	5.000%	12/1/14	(12)	4,725	5,245
North Charleston SC Tax Rev.	5.000%	12/1/15	(12)	4,715	5,231
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22	(14)	9,950	4,940
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23	(14)	8,780	4,056
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24	(14)	2,400	1,031
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24		13,620	13,144
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/23	(4)	6,275	6,556
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	5,000	5,205
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/25	(4)	6,925	7,178
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/27	(4)	13,550	13,867
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10	(ETM)	7,220	7,560
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	7,000	7,644
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	1,775	2,029
South Carolina Public Service Auth. Rev.	5.375%	1/1/13	(4)	7,300	7,965
South Carolina Public Service Auth. Rev.	5.500%	1/1/13	(4)	5,000	5,613
South Carolina Public Service Auth. Rev.	5.000%	1/1/15		1,900	2,151
South Carolina Public Service Auth. Rev.	5.000%	1/1/21	(14)	15,600	16,702
South Carolina Public Service Auth. Rev.	5.000%	1/1/27		4,360	4,563
South Carolina Public Service Auth. Rev.	5.000%	1/1/28		6,735	6,960
South Carolina Public Service Auth. Rev.	5.000%	1/1/29		5,900	6,051
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11	(14)	6,925	7,039
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13	(2)	5,200	5,786
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25	(2)	7,620	7,754
					240,294

Tennessee (2.2%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	3,000	3,000
Greenville TN Health & Educ. Fac. Board Rev. VRDO	1.850%	8/7/09	LOC	34,300	34,300
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23		8,280	8,263
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28		8,000	7,875
Memphis TN Electric System Rev.	5.000%	12/1/09	(14)	60,140	61,036
Memphis TN Electric System Rev.	5.000%	12/1/10	(14)	33,000	34,807
Memphis TN Electric System Rev.	5.000%	12/1/16	(14)	20,000	21,540
Memphis TN GO	5.250%	10/1/18	(14)	9,365	10,742
Memphis TN GO	5.000%	11/1/20	(14)	16,000	17,134
Memphis TN GO	5.000%	11/1/21	(14)	4,730	5,024
Memphis TN GO	5.000%	11/1/22	(14)	4,750	4,999
Memphis TN GO	5.000%	11/1/22	(4)	6,660	7,101
Memphis-Shelby County TN Sports Auth. Rev. (Memphis Arena)	5.375%	11/1/29		8,235	8,129
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	17,076
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		5,000	5,718
Shelby County TN GO	0.000%	12/1/11		10,000	9,664
Shelby County TN GO	5.000%	4/1/17		8,050	9,321
Shelby County TN GO	5.000%	4/1/18		15,000	17,348
Shelby County TN GO	5.000%	4/1/19		500	578
Shelby County TN GO	5.000%	4/1/20		5,000	5,698
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14		13,995	14,481
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13		4,865	5,011
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/21		5,000	5,233
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/22		5,000	5,192
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/23		7,400	7,669
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		17,500	17,572
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17		33,305	32,851
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18		63,070	61,163

Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		25,000	23,197
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20		12,000	11,325
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21		25,000	22,933
Tennessee GO	5.000%	5/1/16		5,000	5,836
Tennessee GO	5.000%	5/1/17		5,055	5,904
Tennessee GO	5.000%	5/1/18		3,575	4,112
					511,832
Texas (9.2%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10	(2)	5,000	4,885
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(2)	16,050	15,320
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(14)	18,100	17,335
Austin TX Combined Util. System Rev.	0.000%	5/15/18	(14)	24,215	16,689
Austin TX Independent School Dist. GO	5.000%	8/1/13		10,000	11,397
Austin TX Water & Wastewater System Rev.	5.000%	11/15/14		3,000	3,407
Austin TX Water & Wastewater System Rev.	5.000%	11/15/17		1,375	1,561
Austin TX Water & Wastewater System Rev.	5.000%	11/15/18		2,750	3,099
Austin TX Water & Wastewater System Rev.	5.000%	11/15/20		2,380	2,638
Austin TX Water & Wastewater System Rev.	5.000%	11/15/21		2,500	2,733
Beaumont TX Independent School Dist. School Building	5.250%	2/15/29	(12)	4,550	4,693
Beaumont TX Independent School Dist. School Building	5.125%	2/15/30	(12)	3,185	3,240
Beaumont TX Independent School Dist. School Building	5.125%	2/15/31	(12)	2,000	2,022
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/17		10,285	11,898
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/18		7,055	8,144
Brownsville TX Util. System Rev.	5.000%	9/1/23	(4)	11,445	11,808
Camino Real Mobility Auth. Rev.	5.250%	2/15/18		11,960	12,469
Camino Real Mobility Auth. Rev.	5.250%	8/15/18		11,770	12,271
Camino Real Mobility Auth. Rev.	5.250%	2/15/19		12,595	12,935
Camino Real Mobility Auth. Rev.	5.250%	8/15/19		12,925	13,274
Camino Real Mobility Auth. Rev.	5.250%	2/15/20		13,265	13,474

Camino Real Mobility Auth. Rev.	5.250%	8/15/20		13,580	13,794
Camino Real Mobility Auth. Rev.	5.000%	2/15/21		5,970	5,918
Camino Real Mobility Auth. Rev.	5.000%	8/15/21		6,320	6,263
Camino Real Mobility Auth. Rev.	5.000%	2/15/22		6,170	6,068
Clear Creek TX Independent School Dist. GO	5.000%	2/15/23	(4)	10,270	10,820
Clear Creek TX Independent School Dist. GO	5.000%	2/15/25	(4)	11,635	12,143
Dallas County TX Community College Dist.	5.000%	2/15/27		2,690	2,858
Dallas County TX Community College Dist.	5.000%	2/15/28		1,750	1,844
Dallas County TX Community College Dist.	5.000%	2/15/29		1,500	1,569
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	10,551
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	10,551
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26		13,985	14,165
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27		14,630	14,696
Dallas TX Area Rapid Transit Rev.	4.750%	12/1/30		19,730	19,744
Dallas TX Area Rapid Transit Rev.	5.000%	12/1/36	(2)	40,000	39,820
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/23	(12)	9,880	10,195
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/24	(12)	10,130	10,394
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/25	(12)	5,500	5,624
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/26	(12)	5,000	5,091
Dallas TX GO	5.000%	2/15/19		11,675	12,795
Dallas TX GO	5.000%	2/15/22		6,540	7,137
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/24		2,950	3,169
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/25		5,040	5,393
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/26		5,565	5,914
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27		5,955	6,277
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15		10,000	10,869
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16		12,000	13,078
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17		17,000	18,569

Harris County TX GO	5.000%	8/15/27	4,000	4,190
Harris County TX GO	5.000%	8/15/28	5,000	5,135
Harris County TX GO	5.000%	8/15/29	2,000	2,051
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27	5,000	5,446
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29	4,000	4,233
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.330%	8/3/09	3,600	3,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.330%	8/3/09	9,480	9,480
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/26	3,000	3,150
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/27	6,475	6,743
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/28	6,915	7,104
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/29	6,270	6,391
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/10	2,790	2,895
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/11	2,975	3,153
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/12	3,100	3,335
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/13	3,290	3,561
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/14	3,475	3,754
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/15	3,630	3,904
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/16	3,820	4,083
Harris County TX Metro. Transp. Auth. Lease Rev.	5.250%	11/1/17	4,070	4,374
Harris County TX Metro. Transp. Auth. Lease Rev.	5.375%	11/1/18	4,265	4,566
Harris County TX Metro. Transp. Auth. Lease Rev.	5.625%	11/1/19	4,535	4,863
Harris County TX Metro. Transp. Auth. Lease Rev.	5.875%	11/1/20	3,640	4,012
Harris County TX Metro. Transp. Auth. Lease Rev.	6.000%	11/1/21	4,295	4,676
Harris County TX Rev.	5.000%	8/15/14	1,000	1,129
Harris County TX Rev.	5.000%	8/15/15	1,435	1,625

	Harris County TX Rev.	5.000%	8/15/28		3,295	3,369
	Harris County TX Rev.	5.000%	8/15/30		2,970	3,024
	Harris County TX Rev.	5.000%	8/15/31		2,500	2,520
	Harris County TX Sports Auth. Rev.	0.000%	11/15/23	(14)	7,000	2,661
	Harris County TX Toll Road Rev.	5.375%	8/15/12	(4)	10,000	11,274
[2]	Houston TX Airport System Rev.	5.000%	7/1/18		1,750	1,871
[2]	Houston TX Airport System Rev.	5.000%	7/1/19		1,750	1,842
[2]	Houston TX Airport System Rev.	5.000%	7/1/20		2,130	2,212
	Houston TX Community College System Rev.	5.000%	4/15/21	(10)	9,200	9,533
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	11,450	12,069
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	3,925	4,137
	Houston TX GO	5.250%	3/1/11		1,185	1,189
	Houston TX GO	5.500%	3/1/11	(4)	1,050	1,102
	Houston TX GO	5.750%	3/1/12	(4)	1,105	1,159
	Houston TX GO	5.750%	3/1/13	(4)	375	393
	Houston TX GO	5.250%	3/1/28		17,790	18,679
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10	(2)	9,155	9,513
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	9,995	10,614
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	4,460	4,736
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13	(2)	10,545	11,123
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13	(2)	13,840	14,703
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14	(2)	6,190	6,461
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15	(2)	10,750	11,149
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16	(2)	5,540	5,750
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17	(2)	13,760	8,748
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17	(2)	5,855	6,057
	Houston TX Independent School Dist. GO	5.000%	7/15/17	(4)	5,225	5,868

	Houston TX Independent School Dist. GO	5.000%	7/15/18	(4)	10,090	11,198
	Houston TX Independent School Dist. GO VRDO	0.370%	8/7/09		16,335	16,335
	Houston TX Util. System Rev.	5.250%	5/15/13	(14)	3,500	3,899
	Houston TX Util. System Rev.	5.250%	5/15/14	(14)	2,500	2,802
	Houston TX Util. System Rev.	5.250%	11/15/31	(12)	8,000	8,085
	Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,899
	Houston TX Water & Sewer System Rev.	5.750%	12/1/12	(2)(Prere.)	8,000	9,222
	Houston TX Water & Sewer System Rev.	5.500%	12/1/14	(4)	22,500	24,563
	Houston TX Water & Sewer System Rev.	5.500%	12/1/15	(4)	7,250	7,906
	Houston TX Water & Sewer System Rev.	0.000%	12/1/25	(4)(ETM)	8,525	4,043
[2]	Irving TX Independent School Dist. Building	5.000%	2/15/28		2,620	2,696
[2]	Irving TX Independent School Dist. Building	5.000%	2/15/30		3,400	3,451
[2]	Irving TX Independent School Dist. Building	5.000%	2/15/31		1,405	1,416
[2]	Irving TX Independent School Dist. Building	5.000%	2/15/33		7,465	7,470
	Lewisville TX Independent School Dist.	5.000%	8/15/17		2,000	2,271
	Lewisville TX Independent School Dist.	5.000%	8/15/18		1,365	1,540
	Lewisville TX Independent School Dist.	5.000%	8/15/20		1,730	1,912
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	80	87
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	180	195
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	175	189
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	125	135
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	285	308
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	190	206
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(14)(Prere.)	250	270
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11	(4)	14,160	14,353
	Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12	(4)(ETM)	2,520	2,752

Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12	(14)	3,725	3,941
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13	(14)	2,810	2,956
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14	(14)	4,190	4,375
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14	(4)	4,990	5,055
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15	(4)	13,940	14,121
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16	(14)	1,875	1,938
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17	(14)	2,825	2,908
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20	(14)	1,920	1,954
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29		2,500	2,517
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29		9,070	9,083
Lubbock TX GO	5.000%	2/15/22	(4)	3,600	3,894
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		26,500	26,846
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23		7,410	7,726
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24		5,895	6,115
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25		5,250	5,405
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26		6,225	6,366
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27		8,920	9,069
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28		8,040	8,114
North Texas Tollway Auth. Rev.	5.500%	1/1/17		4,750	5,084
North Texas Tollway Auth. Rev.	5.500%	1/1/18		4,000	4,260
North Texas Tollway Auth. Rev.	6.000%	1/1/19		15,000	16,320
North Texas Tollway Auth. Rev.	6.000%	1/1/20		22,100	23,902
North Texas Tollway Auth. Rev.	6.000%	1/1/21		40,000	42,918
North Texas Tollway Auth. Rev.	6.000%	1/1/22		25,045	26,747
North Texas Tollway Auth. Rev.	6.000%	1/1/24		19,700	20,886
North Texas Tollway Auth. Rev.	6.000%	1/1/25		9,785	10,299
North Texas Tollway Auth. Rev.	6.000%	1/1/25		5,075	5,342
North Texas Tollway Auth. Rev.	6.000%	1/1/26		4,745	4,965
North Texas Tollway Auth. Rev.	6.000%	1/1/27		3,950	4,117
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		25,000	25,648

North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16		75,000	77,428
Round Rock TX Independent School Dist. GO	5.000%	8/1/24		1,000	1,072
Round Rock TX Independent School Dist. GO	5.000%	8/1/25		5,835	6,220
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17		16,500	16,288
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18		15,985	15,511
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19		16,500	16,131
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18	(14)	16,000	15,075
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	20,440	20,972
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	10,205	10,471
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	12,100	12,415
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	9,200	9,439
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		12,225	13,056
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12	(4)	5,000	5,465
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	6,490	7,103
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	5,445	5,959
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	8,140	8,909
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	10,945
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		5,000	5,617
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	(4)	14,865	16,773
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13		10,000	11,276
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17		7,480	8,045
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		9,750	10,426
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22		25,450	27,006
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23		22,000	23,232
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		15,000	15,642
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		26,065	27,522
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		10,000	10,445
San Antonio TX Electric & Gas Rev.	4.750%	2/1/28		9,190	9,232
San Antonio TX Electric & Gas Rev.	5.000%	2/1/29		5,000	5,111
San Antonio TX Electric & Gas System	5.000%	2/1/19		7,650	8,604
San Antonio TX GO	5.000%	8/1/19		5,685	6,403
San Antonio TX GO	5.000%	8/1/20		6,030	6,711
San Antonio TX GO	5.000%	8/1/22		6,590	7,186
San Antonio TX GO	5.000%	8/1/23		4,975	5,392
San Antonio TX GO	5.000%	8/1/25		3,895	4,169
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. Dallas) VRDO	0.340%	8/3/09	LOC	5,700	5,700
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/22		2,100	2,252
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/24		1,535	1,623

Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/25		2,500	2,628
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/26		2,500	2,610
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/27		3,000	3,109
Temple TX GO	5.250%	8/1/23	(4)	1,665	1,808
Temple TX GO	5.250%	8/1/25	(4)	1,525	1,638
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24		14,925	15,839
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,535	6,273
Texas A & M Univ. Rev. Financing System	5.000%	5/15/23		5,000	5,503
Texas A & M Univ. Rev. Financing System	5.000%	5/15/24		3,500	3,817
Texas A & M Univ. Rev. Financing System	5.000%	5/15/24		3,000	3,272
Texas A & M Univ. Rev. Financing System	5.000%	5/15/25		2,500	2,710
Texas A & M Univ. Rev. Financing System	5.000%	5/15/25		3,135	3,399
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26		1,000	1,076
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26		3,000	3,228
Texas GO Public Finance Auth.	5.500%	10/1/12		12,955	14,136
Texas GO Public Finance Auth.	5.500%	10/1/13		19,175	20,898
Texas GO Public Finance Auth.	5.375%	10/1/14		21,310	23,592
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.822%	9/15/10		27,550	26,546
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26		15,000	14,446
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)(ETM)	900	890
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)	11,100	10,810
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)(ETM)	375	356
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)	4,800	4,368
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(14)(ETM)	125	115
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(14)	11,375	9,916
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(14)(ETM)	125	111
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(14)	5,540	4,582
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(14)(ETM)	110	93
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(14)	10,140	7,951
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(14)(ETM)	110	89
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(14)	22,795	16,809
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(14)(ETM)	415	318
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(14)	31,295	21,594
Texas State College Student Loan GO	5.000%	8/1/29		4,260	4,465

	Texas State Transp. Comm. First Tier	5.000%	4/1/17		5,000	5,756
	Texas State Transp. Comm. First Tier	5.000%	4/1/19		10,000	11,069
	Texas State Transp. Comm. First Tier	5.000%	4/1/20		8,850	9,693
	Texas State Transp. Comm. First Tier	5.000%	4/1/21		10,555	11,453
	Texas State Transp. Comm. First Tier	5.000%	4/1/21		23,405	25,656
	Texas State Transp. Comm. First Tier	5.000%	4/1/22		10,000	10,758
	Texas State Transp. Comm. First Tier	5.000%	4/1/22		5,000	5,428
	Texas State Transp. Comm. First Tier	4.750%	4/1/24		9,500	9,910
	Texas State Transp. Comm. First Tier	5.000%	4/1/24		10,000	10,625
	Texas State Transp. Comm. First Tier	5.000%	4/1/25		10,000	10,584
	Texas State Transp. Comm. First Tier	5.000%	4/1/26		7,500	7,894
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11		10,000	10,164
	Texas State Univ. System Rev.	5.000%	3/15/28		6,235	6,388
	Texas State Univ. System Rev.	5.000%	3/15/29		4,000	4,070
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23		3,080	3,298
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	(2)	10,040	10,581
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24	(2)	11,940	12,507
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25		930	981
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	(2)	6,555	6,833
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28		2,510	2,575
	Texas Transp. Comm. Mobility Fund	4.500%	4/1/30	(14)	5,200	5,056
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/17		4,915	5,661
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/17		3,360	3,870
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/20		3,800	4,293
[2]	Texas Water Dev. Board Rev.	5.000%	7/15/21		4,535	5,038
	Texas Water Finance Assistance GO	5.000%	8/1/24		1,500	1,620
	Texas Water Finance Assistance GO	5.000%	8/1/25		3,350	3,602
	Texas Water Finance Assistance GO	5.000%	8/1/26		5,210	5,580
	Texas Water Finance Assistance GO	5.000%	8/1/27		3,000	3,178
	Texas Water Finance Assistance GO	5.000%	8/1/27		6,000	6,375
	Texas Water Finance Assistance GO	5.000%	8/1/29		6,250	6,526
	Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14		8,500	7,884
	Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19		3,600	3,095
	Univ. of Houston TX Rev.	4.000%	2/15/15		2,090	2,260
	Univ. of Houston TX Rev.	4.000%	2/15/16		1,425	1,534
	Univ. of Houston TX Rev.	5.000%	2/15/23		2,500	2,686
	Univ. of Houston TX Rev.	5.000%	2/15/24		2,640	2,813
	Univ. of Houston TX Rev.	5.000%	2/15/25		3,200	3,386
	Univ. of Houston TX Rev.	5.000%	2/15/26		6,765	7,105
	Univ. of Houston TX Rev.	5.000%	2/15/27		5,000	5,212
	Univ. of Houston TX Rev.	4.750%	2/15/28	(4)	9,040	9,090

Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11	(Prere.)	8,290	9,054
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20		9,785	10,832
					2,196,678
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/18		6,845	7,143
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10	(4)	7,000	6,953
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/27		3,550	3,777
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/29		5,000	5,238
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/32	(4)	5,200	5,316
					28,427
Vermont (0.0%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22	(4)	8,000	7,941

Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		5,865	5,921

Virginia (1.6%)
Fairfax County VA Public Improvement GO	4.000%	4/1/16		9,975	11,082
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		32,000	33,934
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		10,000	10,604
Portsmouth VA GO	5.000%	7/1/14	(4)	3,530	4,070
Richmond VA Public Util. Rev.	5.000%	1/15/28		1,070	1,119
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26		2,425	2,372
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31		19,405	18,113
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	42,520	50,025
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/15		8,420	9,281
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22		10,000	10,420
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23		5,125	5,505
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24		5,335	5,691

Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25		5,665	6,010
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26		5,955	6,278
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/29		5,375	5,662
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17		10,935	12,671
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18		10,595	12,093
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10	(Prere.)	4,310	4,546
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11		4,085	4,303
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18		8,010	8,998
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19		8,430	9,375
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20		8,855	9,738
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21		9,320	10,154
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22		9,105	9,831
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/24		4,000	4,323
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/25		6,720	7,229
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/26		5,930	6,340
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17		12,985	15,107
Virginia Public Building Auth. Rev.	5.000%	8/1/22		10,000	10,628
Virginia Public Building Auth. Rev.	5.000%	8/1/28		9,000	9,575
Virginia Public School Auth. Rev.	5.000%	4/15/13		7,160	8,109
Virginia Public School Auth. Rev.	5.000%	8/1/13		5,060	5,773
Virginia Public School Auth. Rev.	5.000%	8/1/14		5,635	6,490
Virginia Public School Auth. Rev.	5.000%	8/1/16		5,810	6,757
Virginia Public School Auth. Rev.	5.000%	8/1/17		3,960	4,605
Virginia Public School Auth. Rev.	5.000%	8/1/17		4,510	5,244

	Virginia Public School Auth. Rev.	5.000%	8/1/19		2,000	2,321
	Virginia Public School Auth. Rev.	5.000%	8/1/20		2,500	2,858
	Virginia Public School Auth. Rev.	5.000%	8/1/20		4,210	4,761
	Virginia Public School Auth. Rev.	5.000%	8/1/23		8,865	9,395
	Virginia Resources Auth. Clean Water Rev.	5.000%	10/1/30		5,500	5,759
	York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14		13,250	13,602
						390,751
Washington (0.8%)
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(14)	6,400	5,137
	Clark County WA GO	4.750%	12/1/27	(14)	3,275	3,299
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17		23,850	26,831
[2]	King County WA Sewer Rev.	5.000%	1/1/29		1,690	1,731
[2]	King County WA Sewer Rev.	5.000%	1/1/30		2,575	2,619
[2]	King County WA Sewer Rev.	5.000%	1/1/33		3,270	3,280
[2]	King County WA Sewer Rev.	5.000%	1/1/34		2,000	2,000
	Port of Seattle WA Rev.	5.000%	3/1/21	(14)	5,000	5,172
	Seattle WA Museum Dev. Auth.	5.125%	4/1/31		6,500	6,610
	Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11		5,825	6,219
	Washington GO	5.500%	7/1/10	(Prere.)	6,755	7,064
	Washington GO	6.250%	2/1/11		2,935	3,055
	Washington GO	6.000%	6/1/12		1,000	1,134
	Washington GO	5.700%	10/1/15	(4)	9,350	10,433
	Washington GO	0.000%	6/1/20	(14)	5,500	3,472
	Washington GO	5.000%	8/1/20		4,845	5,468
	Washington GO	5.000%	7/1/21	(4)	4,550	4,934
	Washington GO	5.000%	7/1/21	(4)	7,495	8,127
	Washington GO	5.000%	8/1/31		4,135	4,250
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/20		3,185	3,595
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/31		13,355	13,725
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23	(4)	3,425	3,568
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24	(4)	3,550	3,684
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,625	3,746
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,675	3,798
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,550	3,645
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,800	3,902

Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27	(4)	3,925	4,004
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.350%	8/3/09	(4)	6,000	6,000
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		23,000	22,847
Washington Housing Finance Comm. VRDO	0.400%	8/3/09	LOC	7,000	7,000
					190,349
West Virginia (0.1%)
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13		3,000	3,034
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13		10,000	10,114
					13,148
Wisconsin (1.0%)
Oneida Tribe of Indians VRDO	0.400%	8/7/09	LOC	6,380	6,380
Wisconsin GO	5.000%	5/1/10		14,420	14,914
Wisconsin GO	5.000%	5/1/11		15,180	16,262
Wisconsin GO	5.250%	5/1/11	(14)(Prere.)	5,000	5,374
Wisconsin GO	5.750%	5/1/11	(Prere.)	18,000	19,587
Wisconsin GO	5.750%	5/1/11	(Prere.)	20,315	22,106
Wisconsin GO	5.250%	5/1/12		15,975	17,735
Wisconsin GO	5.000%	5/1/13	(14)	2,000	2,250
Wisconsin GO	5.500%	5/1/13	(14)	7,000	8,003
Wisconsin GO	5.000%	5/1/14	(14)	7,390	8,393
Wisconsin GO	5.500%	5/1/15	(14)	15,000	17,507
Wisconsin GO	5.000%	5/1/16	(14)	6,000	6,745
Wisconsin GO	5.000%	5/1/19		7,135	8,008
Wisconsin GO	5.000%	5/1/21		7,865	8,621
Wisconsin GO	5.000%	5/1/22		6,500	7,056
Wisconsin GO	5.000%	5/1/23		2,175	2,347
Wisconsin GO	6.000%	5/1/26		15,065	16,857
Wisconsin GO	6.000%	5/1/27		10,000	11,114
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc. ) VRDO	5.250%	8/15/17	(14)	26,690	26,695
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.600%	2/15/29		15,980	14,111
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/24	(4)	5,140	5,423
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/25	(4)	2,565	2,690
					248,178
Total Tax-Exempt Municipal Bonds (Cost $23,282,498)					23,709,924

			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[4]	Vanguard Municipal Cash Management Fund (Cost $189,557)	0.327%	189,557,266	189,557
Total Investments (100.3%) (Cost $23,472,055)				23,899,481
Other Assets and Liabilities-Net (-0.3%)				(70,756)
Net Assets (100%)				23,828,725

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $235,386,000, representing 1.0% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2009.
3	Securities with a value of $4,794,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2009, the cost of investment securities for tax purposes was $23,484,628,000. Net unrealized appreciation of investment securities for tax purposes was $414,853,000, consisting of unrealized gains of $664,241,000 on securities that had risen in value since their purchase and $249,388,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond	September 2009	(1,431)	170,289	(4,110)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	23,709,924	—
Temporary Cash Investments	189,557	—	—
Futures Contracts—Liabilities[1]	(2,795)	—	—
Total	186,762	23,709,924	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.2%)
East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13		5,000	5,093
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30	(2)	9,000	7,291
					12,384
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/09	(14)	2,565	2,625
Anchorage AK Electric Rev.	8.000%	12/1/10	(14)	2,960	3,219
North Slope Borough AK GO	0.000%	6/30/10	(14)	4,000	3,951
					9,795
Arizona (2.5%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/39		5,000	4,946
Arizona COP	5.000%	9/1/23	(4)	12,140	12,377
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38		12,500	12,167
Arizona State Univ. COP	5.375%	7/1/12	(14)(Prere.)	4,340	4,862
Arizona State Univ. COP	5.375%	7/1/12	(14)(Prere.)	4,905	5,495
Arizona State Univ. COP	5.375%	7/1/12	(14)(Prere.)	5,345	5,988
Arizona State Univ. COP	5.375%	7/1/12	(14)(Prere.)	4,460	4,996
Arizona State Univ. COP	5.375%	7/1/12	(14)(Prere.)	5,520	6,184
Arizona State Univ. COP	5.375%	7/1/12	(14)(Prere.)	2,285	2,560
Arizona State Univ. COP	5.375%	7/1/13	(14)	2,905	3,149
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13		2,415	2,717
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14		5,600	6,344
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15		5,025	5,715
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16		7,015	7,979
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17		3,500	3,969
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/18		18,115	20,506
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		5,000	5,223
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		3,170	2,839
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16	(14)(ETM)	8,650	10,677

Mesa AZ Util. System Rev.	5.250%	7/1/14	(14)	10,000	11,069
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		4,500	4,395
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/34		10,000	10,046
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/39		3,300	3,280
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,115	8,357
Tucson AZ Water System Rev.	5.500%	7/1/17	(14)	4,850	5,400
					171,240
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/10	(14)	795	825
North Little Rock AR Electric Rev.	6.500%	7/1/15	(14)	4,500	5,046
					5,871
California (18.6%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	5,000	1,036
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31	(4)	16,235	16,041
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14	(4)	2,500	2,796
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26		11,000	11,186
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		4,300	4,272
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	5.000%	4/1/27		12,440	12,661
Beverly Hills CA USD GO	0.000%	8/1/24		6,500	3,074
Beverly Hills CA USD GO	0.000%	8/1/25		10,500	4,669
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15	(14)	14,540	16,152
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16	(14)	9,865	10,898
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17	(14)	9,915	10,934
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18	(14)	7,780	8,534
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27		7,560	7,945
California Educ. Fac. Auth. Rev. (California Institute of Technology)	5.000%	11/1/39		7,000	7,072
California GO	6.250%	9/1/12		5,000	5,294
California GO	5.000%	2/1/14	(2)(Prere.)	3,565	4,053
California GO	5.000%	2/1/14	(2)(Prere.)	1,500	1,705
California GO	5.000%	11/1/18	(14)	12,955	13,780
California GO	5.000%	6/1/19	(14)	4,500	4,728
California GO	5.000%	9/1/20		5,130	5,309

	California GO	5.250%	11/1/21		2,000	2,050
	California GO	5.000%	8/1/25	(4)	6,645	6,597
	California GO	5.625%	4/1/26		21,900	22,886
	California GO	5.500%	8/1/26		2,970	3,072
	California GO	5.125%	4/1/33		8,500	8,037
	California GO	6.500%	4/1/33		40,000	43,245
	California GO	4.500%	10/1/36		22,200	18,301
	California GO	5.250%	3/1/38		29,310	27,854
	California GO	6.000%	4/1/38		8,840	9,154
	California GO CP	3.300%	8/5/09	LOC	1,959	1,959
	California GO CP	3.500%	8/5/09		1,965	1,965
	California GO CP	4.000%	8/5/09	LOC	3,757	3,757
	California GO CP	3.750%	8/12/09	LOC	3,050	3,053
	California GO CP	4.000%	8/12/09	LOC	773	774
[1]	California GO TOB VRDO	0.750%	8/7/09	LOC	10,000	10,000
	California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39		5,500	5,157
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35		5,000	4,554
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39		4,500	4,354
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09	(Prere.)	5,000	5,147
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	6,523
	California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15	(14)	8,205	8,205
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		4,000	3,409
	California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.250%	2/1/39		15,000	15,263
	California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13		10,000	10,158
	California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16	(2)	11,370	11,381
	California Public Works Board Lease Rev. (Dept. of General Services)	6.250%	4/1/34		10,000	10,151
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27		10,405	9,990
	California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	5,000	5,663
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		5,000	5,555
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	6,000	6,467
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16		12,640	13,968

California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		7,650	8,092
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22		5,375	5,631
California State Econ. Recovery Bonds	5.000%	7/1/15		10,135	10,882
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		20,000	20,356
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	25,689
California State Univ. Rev. Systemwide	5.000%	11/1/32	(4)	16,000	15,676
California State Univ. Rev. Systemwide	5.250%	11/1/34		8,600	8,418
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		4,000	3,538
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/19		28,000	29,097
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		9,000	7,988
Chula Vista CA IDR (San Diego Gas & Electric)	5.875%	2/15/34		10,000	10,137
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	26,020	29,200
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	18,030	20,113
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	20,000	23,738
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		13,860	11,588
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33		10,000	6,301
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35	(3)	30,000	24,855
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47		14,695	8,783
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37	(2)	35,270	32,112
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38	(2)	18,000	13,786
Kern County CA GO	6.000%	8/1/35	(12)	2,500	2,597
Los Angeles CA Community College Dist. GO	5.000%	8/1/28		6,600	6,512
Los Angeles CA Community College Dist. GO	6.000%	8/1/33		10,000	10,761
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31	(4)	12,500	12,417
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38		4,000	4,046

Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	(2)	5,000	4,834
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39		5,000	4,834
Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	10,398
Los Angeles CA USD GO	5.000%	7/1/25	(3)	10,000	9,913
Los Angeles CA USD GO	5.000%	7/1/25	(4)	6,980	7,080
Los Angeles CA USD GO	5.000%	7/1/26	(4)	7,435	7,478
Los Angeles CA USD GO	5.000%	7/1/26	(4)	27,240	27,398
Los Angeles CA USD GO	5.000%	7/1/26		6,950	6,988
Los Angeles CA Wastewater System Rev.	5.750%	6/1/28		11,080	11,924
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20		18,885	20,507
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35		5,000	5,031
Modesto CA Irrigation Dist. COP	5.500%	7/1/35		5,700	5,615
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22	(2)(ETM)	20,225	25,212
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13	(2)	7,410	7,867
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(14)(ETM)	9,780	11,987
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19	(12)	4,000	4,319
Palomar Pomerado Health System California Rev.	0.000%	8/1/38	(12)	10,000	5,751
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28		10,000	10,324
Riverside CA USD GO	5.250%	8/1/38	(12)	11,475	11,357
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30	(2)	25,395	25,550
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13	(14)	8,895	9,652
Sacramento County CA Airport Rev.	6.000%	7/1/41		10,500	10,143
San Bernardino County CA Medical Center COP	5.500%	8/1/24	(14)	11,295	11,261
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	13,000	16,823
San Diego CA Community College Dist. GO	5.000%	8/1/30	(4)	19,015	18,724
San Diego CA USD GO	0.000%	7/1/13	(14)	7,160	6,399
San Diego CA USD GO	5.500%	7/1/22	(14)	9,160	10,274
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31	(4)	6,000	5,391
San Jose CA Redev. Agency	5.000%	8/1/20	(2)	11,415	10,649
San Jose CA Redev. Agency	5.000%	8/1/27	(14)	5,000	4,306
San Juan CA USD GO	5.000%	8/1/31	(13)	10,000	9,856

	San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33		5,000	4,746
	Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10	(2)	455	476
	Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,000	5,522
	Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27	(4)	10,000	10,157
	Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14		8,500	7,163
	State Center California Community College Dist. GO	5.000%	8/1/31	(4)	16,100	15,743
	Ukiah CA Electric Rev.	6.250%	6/1/18	(14)	5,865	6,436
	Univ. of California Rev.	4.500%	5/15/26	(4)	8,800	8,547
	Univ. of California Rev.	4.500%	5/15/31	(4)	47,470	42,707
	Univ. of California Rev.	4.500%	5/15/35	(4)	17,225	15,123
	Ventura County CA Community College Dist. GO	5.500%	8/1/33		12,000	12,162
	Victor Valley CA Community College Dist.	6.000%	8/1/39		12,000	12,693
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23	(12)	6,000	6,084
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/24	(12)	5,000	5,028
						1,283,533
Colorado (2.3%)
	Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/28		6,210	6,493
[1]	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.300%	8/3/09	(4)	2,895	2,895
	Colorado Springs CO Util. System Rev.	5.375%	11/15/16	(2)	12,790	14,092
	Colorado Springs CO Util. System Rev.	5.375%	11/15/17	(2)	13,490	14,863
	Colorado Springs CO Util. System Rev.	5.000%	11/15/43		12,725	12,339
	Denver CO City & County Airport Rev.	6.000%	11/15/12	(14)	7,000	7,809
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(14)	10,000	8,070
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(14)	5,795	4,098
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16	(14)	10,185	6,656
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(14)	13,000	6,678
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20	(14)	15,165	7,248
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23	(14)	35,275	13,187

	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(14)	9,700	3,105
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(14)	13,425	3,629
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28	(14)	13,425	3,296
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(14)	16,500	3,403
	Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(2)(Prere.)	15,000	15,872
	Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	16,000	17,000
	Regional Transp. Dist. of Colorado Sales Tax Rev.	4.500%	11/1/34	(4)	7,195	6,610
	Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28		1,000	1,093
						158,436
Connecticut (0.5%)
	Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28		10,000	10,002
[1]	Connecticut GO TOB VRDO	1.410%	8/7/09	(2)LOC	10,275	10,275
	Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.) CP	5.000%	7/1/36	(2)	10,000	9,797
	Connecticut State Heath & Educ. Fac. Auth. (Yale Univ.)	5.000%	7/1/42		2,835	2,873
						32,947
District of Columbia (0.3%)
	Dist. of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39		13,000	13,521
	District of Columbia GO	6.000%	6/1/11	(14)(ETM)	3,085	3,379
	District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36		5,000	4,965
						21,865
Florida (8.2%)
	Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	1.317%	12/1/37		10,000	5,300
	Brevard County FL School Board COP	5.000%	7/1/29	(2)	5,000	4,823
	Broward County FL School Board COP	5.500%	7/1/18	(4)	10,000	10,324
	Broward County FL School Board COP	5.375%	7/1/19	(4)	4,000	4,071
	Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/26		3,610	3,720
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14		7,500	7,705
	Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,620	2,844
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,000	11,217

Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	10,000	10,910
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22	(2)	12,995	13,347
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20		8,175	8,613
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21		8,610	8,961
Florida Educ. System Fac. Rev.	5.000%	5/1/35	(14)	11,235	10,825
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		7,000	7,363
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		7,000	7,403
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	245	284
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	185	214
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16	(Prere.)	245	289
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24		1,755	1,670
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25		1,315	1,252
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		9,755	9,099
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18	(14)	6,130	6,244
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19	(14)	6,390	6,528
Hillsborough County FL IDA (Moffitt Cancer Ctr)	5.250%	7/1/27		4,085	3,781
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41		9,745	7,605
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19	(14)	3,500	3,577
Hillsborough County FL School Board COP	5.250%	7/1/16	(14)	13,300	14,539
Jacksonville FL Captial Project Rev. VRDO	1.850%	8/7/09	LOC	15,000	15,000
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09	(4)(Prere.)	1,850	1,865
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39	(4)	3,150	3,092
Key West FL Util. Board Election Rev.	5.000%	10/1/31	(14)	10,000	9,461
Lake County FL School Board COP	5.000%	6/1/31	(2)	18,000	16,478

Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09	(Prere.)	11,925	12,222
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(14)	34,000	30,475
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29		8,000	6,313
Miami FL GO	5.500%	1/1/12	(14)(Prere.)	3,000	3,325
Miami FL GO	5.500%	1/1/12	(14)(Prere.)	7,015	7,774
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26	(2)	17,240	17,269
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/39	(2)	10,000	9,046
Miami-Dade County FL School Board COP	6.000%	10/1/09	(4)(Prere.)	5,765	5,818
Miami-Dade County FL School Board COP	5.000%	8/1/18	(2)	5,000	5,133
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	7,570	7,462
Miami-Dade County FL School Board COP	5.250%	2/1/27	(12)	5,000	5,071
Miami-Dade County FL School Board COP	5.250%	5/1/29	(12)	5,850	5,907
Miami-Dade County FL School Board COP	5.250%	5/1/30	(12)	12,500	12,586
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,000	4,609
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	10,000	9,217
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14	(4)	10,000	11,132
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15	(4)	10,000	11,148
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39		5,000	4,169
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.600%	8/3/09	LOC	2,585	2,585
Orange County FL School Board COP	5.000%	8/1/31	(14)	9,000	8,419
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13	(14)	9,695	11,548
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	10,035
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33		3,555	3,545
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(14)	4,000	4,821
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28		20,000	20,727

Pasco County FL Water & Sewer Rev.	5.000%	10/1/36	(4)	3,000	2,960
Polk County FL Public Fac. Rev.	5.000%	12/1/30	(14)	17,835	17,111
Port St. Lucie FL Rev.	6.250%	9/1/27	(12)	8,000	8,741
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(14)	11,405	9,981
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33	(14)	9,000	7,335
Port St. Lucie FL Util. Rev.	5.000%	9/1/35	(12)	2,000	1,981
Port St. Lucie FL Util. Rev.	5.250%	9/1/35	(12)	5,000	5,040
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	4,300	4,375
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32		8,000	7,412
Sunrise FL Util. System Rev.	5.500%	10/1/18	(2)	12,000	13,119
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		6,000	5,819
Tampa FL Util. Rev.	6.750%	10/1/10	(2)	9,330	9,871
Tampa FL Util. Rev.	6.750%	10/1/11	(2)	9,965	10,960
Tampa FL Util. Rev.	6.750%	10/1/12	(2)	10,635	12,075
					565,540
Georgia (4.1%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	0.600%	8/3/09	LOC	4,200	4,200
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(14)	7,750	7,920
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17	(14)	7,500	7,638
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30	(4)	8,285	8,328
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	10,020	9,938
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15	(4)	8,500	9,652
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	4,450	5,119
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30	(4)	14,250	15,958
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33	(14)	32,425	28,760
Augusta GA Water & Sewer Rev.	5.000%	10/1/32	(4)	18,900	18,976
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		3,270	3,453
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33		3,000	2,852
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10	(ETM)	2,620	2,707
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26	(14)	12,000	10,831
Fulton County GA COP	6.000%	11/1/15	(2)	4,815	5,127
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14	(4)	15,805	17,937
Henry County GA School Dist. GO	6.450%	8/1/11	(14)	1,915	2,009

	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	1.850%	8/7/09	LOC	23,475	23,475
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		10,305	9,719
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25		20,000	17,781
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27		15,000	13,284
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	6.375%	7/15/38		10,000	4,275
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18		12,170	14,028
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/18		7,000	7,730
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/19		5,000	5,490
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.500%	1/1/26		14,000	14,704
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/32		1,500	1,537
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/35		1,000	1,015
	Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15	(14)(ETM)	5,000	5,916
						280,359
Hawaii (0.8%)
	Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12	(14)	15,000	15,520
	Hawaii GO	5.875%	10/1/10	(14)(Prere.)	3,220	3,413
	Hawaii GO	5.875%	10/1/10	(14)(Prere.)	2,860	3,031
[2]	Honolulu HI City & County GO	8.000%	10/1/10	(ETM)	2,305	2,504
	Honolulu HI City & County GO	5.250%	4/1/28		8,000	8,498
	Honolulu HI City & County GO	5.250%	4/1/30		8,000	8,351
	Univ. of Hawaii Rev.	6.000%	10/1/38		2,500	2,650
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	4,615	5,221
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	2,330	2,636
						51,824
Idaho (0.2%)
	Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33		6,000	6,334
	Idaho Housing & Finance Assn.	5.000%	7/15/22		6,465	6,795
						13,129
Illinois (5.4%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16	(14)	8,500	6,885
	Chicago IL Board of Educ. GO	0.000%	12/1/13	(2)	5,000	4,326
	Chicago IL Board of Educ. GO	0.000%	12/1/14	(2)	5,000	4,101
	Chicago IL GO	5.500%	1/1/11	(14)(Prere.)	245	264

Chicago IL GO	0.000%	1/1/16	(14)(Prere.)	7,010	7,666
Chicago IL GO	0.000%	1/1/16	(14)(Prere.)	3,695	4,043
Chicago IL GO	0.000%	1/1/16	(14)(Prere.)	7,985	8,751
Chicago IL GO	0.000%	1/1/20	(14)	5,000	5,194
Chicago IL GO	0.000%	1/1/22	(14)	5,000	5,121
Chicago IL GO	0.000%	1/1/24	(14)	2,480	2,466
Chicago IL GO	0.000%	1/1/25	(14)	1,305	1,291
Chicago IL GO	0.000%	1/1/28	(14)	2,820	2,747
Chicago IL GO	5.000%	1/1/28	(4)	7,500	7,561
Chicago IL GO	5.000%	1/1/34	(14)	11,040	10,856
Chicago IL GO	5.500%	1/1/38	(14)	6,490	6,535
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11	(ETM)	13,785	14,498
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/25	(4)	21,525	21,671
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/26	(4)	17,600	17,611
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(14)(ETM)	27,500	35,554
Chicago IL Skyway Toll Bridge	5.500%	1/1/11	(2)(Prere.)	8,750	9,429
Chicago IL Water Rev.	5.750%	11/1/30	(2)	12,000	12,667
Illinois Finance Auth. Rev. (Central Dupage Health)	5.250%	11/1/39		4,000	4,003
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		13,000	11,808
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		11,000	8,928
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33		3,000	2,935
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29		15,000	15,623
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		4,000	3,576
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44		16,000	15,454
Illinois GO	5.375%	6/1/24	(14)	9,710	9,826
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20	(2)	24,000	29,841
Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,500	4,724
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30	(2)	10,000	9,368
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23	(4)	7,095	7,461
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23	(4)	2,600	2,741
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24	(4)	3,465	3,630
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.500%	1/1/33		20,000	20,917
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(14)	2,515	2,616

	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14	(14)	16,100	13,422
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12	(14)	5,795	5,527
	Will County IL Community School Dist.	0.000%	11/1/13	(4)(ETM)	10,000	9,047
						370,684
Indiana (0.9%)
	Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/18		4,450	4,858
	Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.250%	7/1/19		2,500	2,730
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		3,475	3,154
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39		8,045	6,763
	Indiana Muni. Power Agency Rev.	6.125%	1/1/13	(14)(ETM)	9,345	10,160
	Indiana Muni. Power Agency Rev.	5.750%	1/1/34		8,000	8,094
	Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		6,385	6,810
[3]	Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.750%	1/1/38		10,000	9,903
	Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14		8,250	8,626
						61,098
Kansas (0.4%)
	Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31	(14)	7,500	6,873
	Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16	(14)	3,000	3,002
	Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32	(2)	20,000	16,478
						26,353
Kentucky (1.5%)
	Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26	(2)	3,000	2,965
	Kentucky Asset/Liability Comm. General Fund Rev.	1.088%	11/1/17	(14)	12,420	10,843
	Kentucky Asset/Liability Comm. General Fund Rev.	1.208%	11/1/21	(14)	24,630	18,054
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare)	5.375%	8/15/24		5,000	5,261
	Kentucky Property & Building Comm. Rev.	5.375%	8/1/16	(4)	5,820	6,212

Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31	(14)	51,960	52,676
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33	(14)	7,335	7,400
					103,411
Louisiana (2.1%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25	(12)	1,850	1,947
East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26	(12)	2,500	2,640
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18	(2)	5,000	5,220
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23	(14)	8,065	8,429
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24	(14)	6,880	7,152
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25	(14)	5,000	5,175
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27	(10)	5,000	5,144
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28	(10)	2,500	2,547
Louisiana GO	5.000%	10/15/11	(2)	20,015	21,426
Louisiana GO	5.500%	5/15/14	(14)	4,180	4,447
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		20,000	15,873
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/31	(14)	4,000	3,786
New Orleans LA GO	0.000%	9/1/10	(2)	8,500	8,094
New Orleans LA GO	0.000%	9/1/11	(2)	10,475	9,491
New Orleans LA GO	0.000%	9/1/13	(2)	9,000	7,206
New Orleans LA GO	0.000%	9/1/16	(2)	5,785	3,729
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10	(4)(Prere.)	4,900	5,082
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10	(4)(Prere.)	2,950	3,061
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		16,000	13,675
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39		12,500	9,982
					144,106
Maryland (1.1%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33		1,000	870
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09	(Prere.)	25,000	25,859
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22		4,000	4,340

Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28	(11)	2,000	1,679
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33	(11)	4,250	3,370
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(2)	13,475	12,317
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	7,500	8,006
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22	(14)	12,025	13,873
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/31	(2)	2,500	2,366
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34	(14)	3,000	2,760
					75,440
Massachusetts (4.5%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21		15,000	18,309
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(14)	3,085	3,550
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34		2,500	2,607
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35		11,310	11,310
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(14)(ETM)	7,460	5,786
Massachusetts GO	5.375%	10/1/10	(Prere.)	10,000	10,542
Massachusetts GO	5.500%	11/1/12	(Prere.)	14,155	16,021
Massachusetts GO	5.500%	11/1/12	(Prere.)	19,275	21,816
Massachusetts GO	5.000%	8/1/20		4,185	4,708
Massachusetts GO	5.500%	12/1/23	(2)	3,055	3,600
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32		21,125	20,867
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31		20,000	18,001
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,677
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		7,785	7,464

Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30	(14)	7,460	6,460
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	9,310	9,785
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12		6,000	6,123
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12		2,000	2,018
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14	(14)	11,135	11,669
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24	(4)	7,755	8,280
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25	(4)	17,055	18,041
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30	(4)	13,630	13,835
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/37	(2)	10,775	10,743
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	7,295	8,266
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	10,000	11,541
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27	(14)	7,190	7,639
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26		4,790	5,511
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	20,000	24,505
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31	(2)	21,000	21,335
					312,009
Michigan (3.0%)
Detroit MI GO	5.000%	4/1/15	(12)	2,875	2,888
Detroit MI GO	5.000%	4/1/16	(12)	3,015	2,982
Detroit MI GO	5.000%	4/1/17	(12)	3,170	3,088
Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	10,000	10,317
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	14,935	16,959
Detroit MI Sewer System Rev.	5.125%	7/1/15	(14)(Prere.)	3,970	4,637
Detroit MI Sewer System Rev.	5.500%	7/1/29	(14)	18,000	17,470
Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	5,865	5,364
Detroit MI Sewer System Rev.	5.125%	7/1/33	(14)	6,030	5,302
Detroit MI Water Supply System Rev.	7.000%	7/1/36	(4)	5,500	6,115
Michigan Building Auth. Rev.	5.500%	10/15/16		5,500	5,699
Michigan GO	5.250%	9/15/26	(4)	14,000	14,193
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/39		9,000	9,128

Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12		2,500	2,652
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		14,000	10,637
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,980	8,556
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/24		13,085	13,778
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		5,000	3,741
Michigan Trunk Line Rev.	5.000%	11/1/26	(14)	35,765	35,943
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22	(14)	25,000	28,124
					207,573
Minnesota (0.6%)
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32		4,250	4,486
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26	(4)	34,665	34,819
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30	(4)	2,500	2,516
Univ. of Minnesota Rev.	5.125%	4/1/34		1,250	1,291
					43,112
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36	(10)	10,000	8,039
Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32		10,000	9,057
					17,096
Missouri (0.7%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		11,660	9,360
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39		8,000	8,443
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		2,500	2,430
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		3,500	3,440
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15	(14)	5,000	5,126
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/16	(4)	4,195	4,362
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24		5,000	5,478

Missouri Jt. Muni. Electric Util. Comm. Power Project Rev.	5.750%	1/1/29		5,000	5,104
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27	(12)	5,535	5,522
					49,265
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20		5,000	4,711
Municipal Energy Agency NE Power Supply System Rev.	5.375%	4/1/39	(13)	3,000	3,122
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39		5,000	5,182
					13,015
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	5,859
Clark County NV School Dist. GO	5.000%	6/15/13		12,305	13,568
Clark County NV School Dist. GO	5.000%	6/15/14		8,295	9,175
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		2,000	1,971
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		11,710	10,567
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23	(4)	5,000	5,093
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25	(4)	10,255	10,327
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11	(4)(Prere.)	5,000	5,458
					62,018
New Hampshire (0.3%)
Manchester NH General Airport Rev.	5.625%	1/1/10	(4)(Prere.)	23,000	23,505

New Jersey (5.7%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12	(14)	4,335	4,999
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28	(14)	10,680	11,484
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14	(14)	10,185	11,120
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15	(14)	10,820	11,863
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		10,000	8,552
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19	(2)	25,000	27,829
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20	(2)	25,000	27,010
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26	(2)	10,000	10,653
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(14)	9,000	9,520

New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	22,000	24,228
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.250%	8/3/09	LOC	2,100	2,100
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36		5,000	4,944
New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35	(12)	6,500	6,174
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.250%	12/1/12		5,830	5,893
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32		7,250	7,662
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34	(12)	5,500	5,456
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/15	(14)	3,795	3,568
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	10,685	10,806
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33		8,190	8,074
New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38		2,330	2,478
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(14)(ETM)	2,120	2,346
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(14)	2,130	2,343
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)(ETM)	1,130	1,250
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)	215	236
New Jersey Transp. Corp. COP	6.000%	9/15/10	(2)(Prere.)	13,000	13,792
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15	(14)	7,000	7,923
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(14)	24,000	26,168
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)	36,000	39,683
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	18,500	19,599
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	6,000	6,355
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(14)	5,795	6,408
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	5,889
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	15,250	5,548

	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39		20,000	2,791
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(14)	790	945
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(14)(ETM)	3,940	4,564
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(14)(ETM)	270	340
	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	34,500	24,761
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	9,615	10,498
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		10,000	6,900
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41		3,000	1,617
						394,369
New Mexico (0.4%)
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(14)	10,000	10,827
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,146
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,146
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	10,000	10,931
						28,050
New York (7.2%)
	Babylon NY Waste Water Fac. GO	9.000%	8/1/09	(14)	2,800	2,800
	Babylon NY Waste Water Fac. GO	9.000%	8/1/10	(14)	4,900	5,288
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26	(4)	4,200	4,351
	Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(14)	19,575	15,529
	Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35		25,690	24,152
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13	(4)	11,000	10,157
	Metro. New York Transp. Auth. Rev.	4.500%	11/15/38		24,060	20,733
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(14)(Prere.)	4,675	4,932
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34		3,750	3,680
	Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35		6,355	4,308
	New York City NY GO	5.250%	8/1/12		8,535	9,409
[1]	New York City NY GO TOB VRDO	0.380%	8/7/09		5,000	5,000
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/20	(12)	8,400	4,872
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/22	(12)	4,585	2,324

New York City NY IDA (Yankee Stadium)	0.000%	3/1/24	(12)	9,670	4,264
New York City NY IDA (Yankee Stadium)	0.000%	3/1/25	(12)	5,000	2,064
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36		28,700	28,656
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/37		10,000	9,970
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39		5,000	4,961
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40		10,500	10,673
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.300%	8/3/09		12,250	12,250
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10	(Prere.)	265	280
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26		7,000	7,186
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		20,000	19,503
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/34		7,000	7,026
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27	(14)	17,000	19,508
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24	(2)	10,000	10,415
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	10,000	11,330
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		9,750	10,104
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/39		5,000	4,977
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20	(14)	7,500	8,677
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11		5,575	6,157
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/38		5,000	4,977
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09	(14)	9,325	9,355

New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(14)	3,100	3,109
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27		5,000	5,122
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23		7,785	8,033
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28		7,385	7,616
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25	(14)	6,965	7,993
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13	(2)(ETM)	7,345	8,432
Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44		5,500	3,074
Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48		4,000	3,010
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14		12,770	12,799
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15		20,000	20,394
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		15,410	16,062
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20		12,565	13,095
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	12,000	12,347
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22	(2)	5,000	5,123
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		5,000	5,479
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20	(14)	10,000	11,539
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21	(ETM)	10,000	12,636
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28		15,000	15,506
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		12,500	12,773
					494,010
North Carolina (1.3%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.500%	1/15/25		1,500	1,485
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		3,300	3,102
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.310%	8/3/09	LOC	22,800	22,800

New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31	(4)	2,500	2,459
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10	(ETM)	4,480	4,594
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23		5,000	4,937
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26		3,000	3,071
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22	(4)	6,500	6,859
North Carolina Medical Care Comm. Health Care Fac. Rev. (Deerfield Episcopal Retirement Community)	6.125%	11/1/38		2,500	2,134
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph's Health System)	5.125%	10/1/28	(14)	5,005	5,005
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16		10,000	10,950
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17		15,000	16,363
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		4,000	4,211
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,220	1,340
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16		1,780	1,925
					91,235
Ohio (1.5%)
American Muni. Power Ohio Inc.	5.000%	2/15/38		8,000	7,694
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		15,675	12,862
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/47		2,000	1,144
Buckeye OH Tobacco Settlement Financing Corp. Rev.	6.500%	6/1/47		12,000	7,632
Cleveland OH Airport System Rev.	5.000%	1/1/31	(4)	15,000	14,844
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16		3,000	3,101
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17		2,260	2,331
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21		8,000	8,081
Middletown OH City School Dist. GO	5.000%	12/1/25	(4)	4,715	4,933
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14		3,000	3,150
Ohio Common Schools GO	5.000%	3/15/14		7,020	7,793

Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		10,000	8,445
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		3,990	4,061
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		3,500	3,277
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	3,000	3,014
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	8,125	8,136
					100,498
Oklahoma (0.1%)
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14		3,300	3,359
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36		6,000	5,390
					8,749
Oregon (0.7%)
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,190	6,507
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,565	6,901
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	3,175	3,338
Oregon State Dept. Administrative Services	5.000%	5/1/27		6,755	7,008
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26		10,000	10,860
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22		12,380	12,641
					47,255
Pennsylvania (3.5%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31		11,420	8,229
Montgomery County PA GO VRDO	0.270%	8/3/09		2,400	2,400
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	2,166
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		3,500	2,974
Norwin PA School Dist. GO	3.250%	4/1/31	(4)	8,915	6,494
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	8,985	10,393
Pennsylvania GO	5.000%	9/1/14	(4)	5,000	5,762
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	775	881
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15	(2)	20,030	21,648

Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	20,000	20,035
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		5,000	5,191
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		4,000	4,028
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	14,000	14,089
Philadelphia PA GO	5.250%	8/1/17	(4)	12,665	13,867
Philadelphia PA GO	5.000%	8/1/18	(4)	17,440	18,242
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.300%	8/3/09		4,800	4,800
Philadelphia PA School Dist. GO	6.000%	9/1/38		7,000	7,334
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(14)	35,000	36,649
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(14)	16,500	18,038
Philadelphia PA Water & Waste Water Rev. VRDO	0.370%	8/7/09	LOC	9,830	9,830
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)(ETM)	4,455	5,076
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(14)	5,545	5,994
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	3,390	3,867
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	1,725	1,931
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21		610	615
Wallingford-Swarthmore PA School Dist. VRDO	1.450%	8/7/09	(4)	9,700	9,700
					240,233
Puerto Rico (2.2%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	(14)	2,000	2,017
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(14)	5,000	5,035
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(14)	2,930	2,941
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/28		5,000	4,609
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38		6,130	5,648
Puerto Rico GO	6.000%	7/1/27	(14)	7,000	6,924
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25		8,000	7,392
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34	(2)	15,305	2,175
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	7,205	8,251

Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	940	1,131
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12	(2)LOC	40,000	40,148
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	10,000	10,153
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29		15,000	15,381
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44		26,500	27,750
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47	(2)	45,000	3,799
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	184,500	9,404
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		22,200	982
					153,740
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23	(4)	2,465	2,460
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24	(4)	2,975	2,950
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32	(4)	3,000	2,866
					8,276
South Carolina (2.4%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		20,000	20,321
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26		10,580	10,729
Greenville County SC School Dist. GO	5.000%	12/1/27		10,000	10,005
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12	(Prere.)	7,750	8,984
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)(ETM)	2,035	2,508
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(14)	12,210	13,436
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	5,000	5,460
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	2,080	2,378
South Carolina Public Service Auth. Rev.	5.500%	1/1/38		10,000	10,517
South Carolina Public Service Auth. Rev.	5.250%	1/1/39		6,000	6,170

South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15	(2)	8,590	9,558
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20	(2)	20,840	21,650
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21	(2)	27,170	28,044
Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18		6,795	6,788
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38	(4)	6,610	6,745
					163,293
Tennessee (0.7%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	21,770	21,770
Clarksville TN Public Building Auth. Rev. VRDO	0.350%	8/3/09	LOC	2,100	2,100
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33		7,975	7,980
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/12	(2)	3,405	3,575
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27	(4)	350	358
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/31		2,310	2,315
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20		4,000	3,775
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/22		5,000	4,585
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12	(14)(ETM)	1,685	1,798
					48,256
Texas (8.3%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17	(14)	4,900	3,580
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28	(14)	6,665	6,794
Brownsville TX Util. System Rev.	5.000%	9/1/20	(4)	10,055	10,552
Conroe TX Independent School Dist. GO	5.750%	2/15/35		5,000	5,247
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29	(2)	5,000	4,557
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24	(2)	10,000	10,113
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	10,000	10,068
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/27	(12)	5,000	5,063

	Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/28	(12)	3,125	3,127
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.330%	8/3/09	LOC	2,000	2,000
	Harris County TX GO	0.000%	10/1/14	(14)	5,550	4,866
	Harris County TX GO	0.000%	10/1/15	(14)	17,545	14,728
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31		3,250	3,508
	Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(14)(Prere.)	12,910	13,584
	Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32	(14)	10,000	9,445
	Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37	(14)	10,190	9,463
	Harris County TX Rev.	5.000%	8/15/22		2,000	2,109
[3]	Houston TX Airport System Rev.	5.500%	7/1/39		5,000	4,878
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	2,735	2,883
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	4,105	4,327
	Houston TX GO	5.375%	3/1/11	(4)(Prere.)	6,485	6,964
	Houston TX GO	5.750%	3/1/14	(4)	260	273
	Houston TX GO	5.500%	3/1/15	(4)	8,440	8,986
	Houston TX GO	5.750%	3/1/15	(4)	265	278
	Houston TX GO	5.500%	3/1/16	(4)	5,235	5,544
	Houston TX GO	5.750%	3/1/16	(4)	395	414
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18	(2)	16,285	9,729
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21	(2)	22,720	11,200
	Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	20,500	19,080
	Houston TX Water & Sewer System Rev.	5.500%	12/1/16	(4)	7,000	7,608
	Houston TX Water Conveyance System COP	6.800%	12/15/10	(2)	5,490	5,747
	Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11	(4)	12,575	12,749
	Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15	(4)(Prere.)	3,055	3,628
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16	(4)	27,425	27,782
	Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36		7,500	7,375
	Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39		5,000	5,031
	Matagorda County TX Navigation Dist. PCR (Central Power & Light)	6.300%	11/1/29		7,500	7,780
	North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/33	(2)	8,050	7,614

North Texas Tollway Auth. Rev.	5.125%	1/1/28	(14)	27,235	26,962
North Texas Tollway Auth. Rev.	6.125%	1/1/31		4,000	4,030
North Texas Tollway Auth. Rev.	5.625%	1/1/33		21,650	21,113
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10	(4)	2,000	2,072
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17	(4)	7,425	7,435
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22	(4)	7,110	7,115
Round Rock TX Independent School Dist. GO	0.000%	8/15/11	(14)	5,000	4,860
Round Rock TX Independent School Dist. GO	5.250%	8/1/29		6,000	6,298
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	11,435	11,733
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	10,945
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	(4)	8,000	9,027
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36		15,000	14,098
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/28		3,000	3,071
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20		17,000	21,252
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(14)	38,730	33,763
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(14)	34,250	28,327
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(14)	33,070	25,932
Texas State College Student Loan GO	5.000%	8/1/33		7,115	7,255
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11		10,000	10,164
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26	(2)	10,000	3,346
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28	(2)	30,005	8,588
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10	(2)(ETM)	6,000	5,981
Texas Water Dev. Board GO	5.750%	8/1/32		10,380	10,622
Texas Water Dev. Board Rev.	5.500%	7/15/21		9,825	9,859
Univ. of Houston TX Rev.	5.000%	2/15/27		2,100	2,189
					574,711

Utah (0.3%)
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/14		5,000	5,488
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21		17,395	17,861
						23,349
Vermont (0.1%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34	(4)	10,000	9,230

Virgin Islands (0.1%)
	Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10	(Prere.)	5,000	5,398

Virginia (0.7%)
	Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.250%	5/15/26		3,250	3,402
	Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.500%	5/15/35		15,000	15,260
	Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		7,500	7,953
	Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		10,000	8,879
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	11,765
						47,259
Washington (1.5%)
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14	(14)	5,000	4,220
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(14)	12,585	10,102
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17	(14)	11,685	8,305
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18	(14)	10,000	6,677
[3]	King County WA Sewer Rev.	5.000%	1/1/39		7,500	7,386
[3]	King County WA Sewer Rev.	5.250%	1/1/42		7,500	7,533
	Port of Seattle WA Rev.	5.625%	8/1/10	(14)(Prere.)	7,735	8,134
	Washington GO	6.750%	2/1/15		3,450	3,985
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31	(4)	5,000	4,948
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34	(4)	27,000	26,302

Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	1,000	994
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	5,490	5,449
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		7,000	6,953
					100,988
West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11	(14)(ETM)	7,325	8,204
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12	(14)(ETM)	7,840	9,189
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14	(14)(ETM)	8,975	11,185
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41	(2)	16,330	15,346
					43,924

Long-Term Tax-Exempt Fund

Wisconsin (1.0%)
	Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12	(Prere.)	3,505	3,809
	Wisconsin Clean Water Rev.	6.875%	6/1/11		14,120	15,064
	Wisconsin GO	5.000%	5/1/14	(14)	5,000	5,679
	Wisconsin GO	6.000%	5/1/36		10,000	10,636
	Wisconsin Health & Edu. Fac. Auth. Rev. (Luther Hosp.)	5.750%	11/15/30		7,500	7,737
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36		3,000	2,900
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc. ) VRDO	5.250%	8/15/17	(14)	10,000	10,002
	Wisconsin Transp. Rev.	4.500%	7/1/26	(14)	12,470	12,489
						68,316
Total Tax-Exempt Municipal Bonds (Cost $6,736,697)						6,766,747
					Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[4]	Vanguard Municipal Cash Management Fund (Cost $116,347)	0.327%		116,346,579		116,347
Total Investments (99.9%) (Cost $6,853,044)						6,883,094
Other Assets and Liabilities-Net (0.1%)						7,720
Net Assets (100%)						6,890,814

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $28,170,000, representing 0.4% of net assets.

2	Securities with a value of $1,521,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2009.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2009, the cost of investment securities for tax purposes was $6,862,118,000. Net unrealized appreciation of investment securities for tax purposes was $20,976,000, consisting of unrealized gains of $242,003,000 on securities that had risen in value since their purchase and $221,027,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Long-Term Tax-Exempt Fund

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation_
30-Year U.S. Treasury Bond	September 2009	(430)	51,170	(1,232)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	6,766,747	—
Temporary Cash Investments	116,347	—	—
Futures Contracts—Liabilities[1]	(840)	—	—
Total	115,507	6,766,747	—

1 Represents variation margin on the last day of the reporting period.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments

As of July 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (0.7%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39		11,825	11,207
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13	(Prere.)	3,000	3,535
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29		9,500	8,717
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25		5,000	3,839
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28		17,000	14,888
					42,186
Arizona (1.5%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	5.000%	6/1/39		15,000	14,838
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38		5,900	5,743
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10		4,250	4,196
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37		7,000	4,350
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10		17,500	17,304
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		10,200	9,137
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		8,000	7,814
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27		22,000	18,559
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32		10,000	7,869
Univ. Medical Center Corp. AZ Hosp. Rev.	6.500%	7/1/39		2,500	2,514
					92,324
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15	(14)	3,450	3,869

California (13.3%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26		2,500	2,542
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	5.000%	4/1/27		5,000	5,089
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	30	33
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	85	94
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	1,670	1,855
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	830	922
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15		3,290	3,588
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28		5,375	5,573
California GO	5.500%	4/1/18		15,000	16,637
California GO	5.000%	11/1/21		14,045	14,438
California GO	5.125%	2/1/25		13,975	14,066
California GO	4.500%	12/1/32	(4)	15,000	12,307
California GO	5.125%	4/1/33		16,500	15,602
California GO	6.500%	4/1/33		30,000	32,434
California GO	4.500%	10/1/36		56,500	46,578
California GO	5.000%	6/1/37		10,500	9,630
California GO CP	3.300%	8/5/09	LOC	1,717	1,717
California GO CP	3.500%	8/5/09		1,723	1,723
California GO CP	4.000%	8/5/09	LOC	3,293	3,293
California GO CP	3.750%	8/12/09	LOC	2,670	2,673
California GO CP	4.000%	8/12/09	LOC	678	679
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39		4,500	4,219
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39		7,500	7,257
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		6,000	5,114
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.000%	2/1/30		10,000	10,187
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17		12,155	11,595
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25		3,000	2,753
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27		6,185	5,328

California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21		7,675	7,403
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22		5,000	4,752
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23		2,870	2,710
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19		7,000	7,118
California State Econ. Recovery Bonds	5.250%	7/1/14		15,000	16,481
California State Univ. Rev. Systemwide	5.000%	11/1/20	(2)	20,995	21,566
California State Univ. Rev. Systemwide	5.250%	11/1/34		4,275	4,184
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		8,000	7,075
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		28,000	24,851
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27		20,000	17,854
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29		2,170	1,586
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35		2,710	1,866
El Monte CA High School Dist. GO	5.500%	6/1/34	(12)	8,575	8,613
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.875%	1/15/28	(14)	25,000	21,529
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		10,400	8,695
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26		750	659
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36		2,000	1,625
Kern County CA GO	5.750%	8/1/35	(12)	4,500	4,592
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13	(Prere.)	890	1,047
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13	(Prere.)	885	1,052
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13	(Prere.)	890	1,063
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13	(Prere.)	3,555	4,252
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13	(Prere.)	2,670	3,199
Los Angeles CA Community College Dist. GO	5.000%	8/1/24		3,430	3,512
Los Angeles CA Community College Dist. GO	5.000%	8/1/25		4,620	4,694

	Los Angeles CA Community College Dist. GO	5.000%	8/1/27		6,215	6,208
	Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30		15,000	14,610
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	(4)	11,175	11,474
	Los Angeles CA USD GO	5.000%	7/1/27		8,000	7,990
	Los Angeles CA USD GO	5.000%	7/1/27		7,295	7,286
	Los Angeles CA USD GO	4.500%	1/1/28	(14)	20,000	18,023
	Los Angeles CA Wastewater System Rev.	5.750%	6/1/27		7,780	8,455
	Modesto CA Irrigation Dist. COP	5.500%	7/1/35		11,300	11,131
	Napa Valley CA USD Election GO	4.500%	8/1/37	(4)	12,035	10,645
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20	(12)	9,305	9,882
	Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37		15,000	9,214
[1]	Oakland CA USD GO	6.125%	8/1/29		4,000	4,010
	Palo Alto CA USD GO	0.000%	8/1/30		21,100	6,744
	Palomar Pomerado Health System California Rev.	0.000%	8/1/38	(12)	10,740	6,176
	Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38		23,000	19,859
	Redding CA Electric System COP	5.000%	6/1/30	(4)	7,500	7,329
	Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30	(2)	15,000	15,091
	Sacramento County CA Airport Rev.	6.000%	7/1/41		9,500	9,177
	San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	13,641
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	32,637
	San Diego CA Community College Dist. GO	5.250%	8/1/33		5,500	5,590
	San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.250%	5/15/39		5,000	4,874
	San Diego CA USD GO	5.500%	7/1/19	(14)	10,140	11,544
	San Diego CA USD GO	5.500%	7/1/21	(14)	12,725	14,320
	San Diego CA USD GO	4.500%	7/1/29	(4)	10,870	9,901
	San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33	(2)	10,000	9,891
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/19		20,295	20,642
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/20		26,405	26,692
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25	(14)	12,900	3,971

Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13	(Prere.)	3,000	3,568
Santa Monica CA Community College Dist.	0.000%	8/1/24		5,000	2,160
Santa Monica CA Community College Dist.	0.000%	8/1/25		5,490	2,213
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27	(4)	10,000	10,157
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20		10,505	11,124
Univ. of California Rev.	4.500%	5/15/31	(4)	7,000	6,298
Victor Valley CA Community College Dist.	6.000%	8/1/39		8,000	8,462
West Contra Costa CA USD	6.000%	8/1/27		3,000	3,249
					804,142
Colorado (4.2%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11	(Prere.)	10,000	10,891
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,215	5,706
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,130	5,613
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,000	3,283
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	8,200	8,972
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(ETM)	7,775	8,521
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38		25,000	20,762
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41		7,500	6,781
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26		1,000	826
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37		2,250	1,624
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25		15,500	12,843
Colorado Health Fac. Auth. Rev. (Evangelical)	6.125%	6/1/38		7,000	6,985
Denver CO City & County Airport Rev.	5.000%	11/15/12	(14)	4,205	4,397
Denver CO City & County Airport Rev. PUT	5.250%	5/15/10		15,000	15,207
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11		10,000	10,210

Denver CO City & County COP VRDO	0.300%	8/3/09		6,800	6,800
Denver CO City & County School Dist.	5.250%	12/1/24		3,250	3,595
Denver CO City & County School Dist.	5.500%	12/1/26		2,500	2,781
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39		4,406	4,461
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09	(14)	14,195	14,145
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(14)	7,185	6,856
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12	(14)	26,795	22,980
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(14)	5,000	4,035
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14	(14)	8,000	6,051
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(14)	5,000	3,536
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18	(14)	5,000	2,784
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(14)	29,225	10,148
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(14)	14,900	4,769
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(14)	36,465	9,856
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29	(14)	56,600	12,678
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(14)	14,200	2,929
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	10,000	10,625
					251,650
Connecticut (0.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28		25,250	25,256

Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38		4,140	4,156

District of Columbia (1.4%)
District of Columbia Rev. (American College of Cardiology) VRDO	1.850%	8/7/09	LOC	25,000	25,000
District of Columbia Rev. (Medlantic/Helix) VRDO	0.330%	8/3/09	LOC	4,925	4,925

	District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30	(2)	12,815	13,058
	District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39		10,000	10,401
	Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13	(14)	2,500	2,656
	Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16	(14)	2,775	2,891
	Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17	(14)	2,000	2,075
	Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18	(14)	2,000	2,058
	Metro. Washington Airports Auth. Airport System Rev.	5.250%	10/1/25		15,000	15,623
	Washington DC Metro. Area Transit Auth. Rev.	5.250%	7/1/24		2,500	2,661
	Washington DC Metro. Area Transit Auth. Rev.	5.125%	7/1/32		1,000	993
						82,341
Florida (6.3%)
	Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22		5,000	4,018
	Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36		10,000	7,081
	Beacon Lakes FL Community Dev.	6.900%	5/1/35		16,325	11,785
	Brevard County FL School Board COP	5.000%	7/1/27	(2)	12,895	12,537
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14		7,500	7,705
[2]	East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11		3,065	2,199
	Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27		6,000	4,898
[3]	Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	2,000	2,114
	Florida Board of Educ. Public Educ. Capital Outlay	4.500%	6/1/36	(4)	27,860	24,730
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/26		5,000	5,124
	Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/27		4,000	4,139
	Florida Housing Finance Agency Rev.	5.750%	1/1/37		23,900	23,845
	Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37		11,975	11,948
	Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48		14,445	14,233
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,702
	Florida Muni. Power Agency Rev.	6.250%	10/1/31		3,250	3,517

Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16	(Prere.)	365	431
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		14,435	13,464
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34		5,185	4,212
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36		7,000	5,433
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41		10,000	7,804
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29		7,000	5,446
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.350%	8/3/09	(14)LOC	3,300	3,300
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15		6,680	2,377
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,475	1,513
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,000	1,026
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36		2,500	1,543
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(14)	50,000	44,816
Miami-Dade County FL Aviation - Miami International Airport	5.125%	10/1/24	(14)	18,575	17,445
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/37	(14)	10,000	9,138
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/38	(11)	8,770	7,097
Miami-Dade County FL School Board COP	5.250%	10/1/18	(14)	7,915	8,129
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	20,000	18,435
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09	(Prere.)	975	985
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09	(Prere.)	2,000	2,020
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20		1,100	870
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26		1,000	743
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12		6,000	5,823
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32		1,200	793

Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38		1,500	958
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10		190	190
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26		3,000	2,610
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17	(ETM)	2,200	2,630
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(14)	7,220	7,845
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(14)(ETM)	2,060	2,452
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(14)	6,440	7,071
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/24	(13)	3,500	3,687
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11		2,245	1,446
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	8,700	8,851
St. Petersburg FL Health Fac. Auth. Rev. (All Childrens Hosp.)	6.500%	11/15/39		8,000	8,222
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		18,000	17,458
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15	(14)	1,180	1,337
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16	(14)	1,720	1,949
					384,124
Georgia (2.2%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30	(4)	10,000	10,051
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/39		15,000	14,788
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		6,000	6,335
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33		5,000	4,754
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10		5,000	5,215
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17	(14)	5,000	5,019
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.850%	8/7/09	LOC	33,500	33,500
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34		2,000	1,494
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26		4,750	4,568
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(14)(ETM)	95	111
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(14)	4,060	4,676

Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(14)(ETM)	845	1,014
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18		5,000	4,839
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19		15,000	14,423
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28		12,195	10,761
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30		4,000	3,387
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39		6,000	4,871
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27		3,000	2,436
					132,242
Guam (0.8%)
Guam Govt. GO	5.000%	11/15/23		4,500	3,774
Guam Govt. GO	5.125%	11/15/27		5,000	4,168
Guam Govt. GO	6.750%	11/15/29		8,000	7,997
Guam Govt. GO	5.250%	11/15/37		20,400	15,931
Guam Govt. GO	7.000%	11/15/39		10,000	9,961
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25		2,000	1,848
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35		5,000	4,390
					48,069
Hawaii (0.7%)
Hawaii Dept. of Budget & Finance Surplus Purpose Rev.	8.000%	11/15/33		8,750	8,565
Honolulu HI City & County GO	5.250%	7/1/12	(14)	4,950	5,523
Honolulu HI City & County GO	5.000%	7/1/22	(14)	3,000	3,179
Honolulu HI City & County GO	5.000%	4/1/26		6,830	7,255
Honolulu HI City & County GO	5.000%	4/1/27		12,100	12,754
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/17	(14)	6,000	4,356
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/18	(14)	2,000	1,368
					43,000
Idaho (0.3%)
Idaho Housing & Finance Assn.	5.000%	7/15/23		8,430	8,837
Idaho Housing & Finance Assn. RAN	5.000%	7/15/27		7,000	7,166
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29		3,050	2,866
Madison County ID Hosp. Rev.	5.250%	9/1/37		1,650	1,228
					20,097
Illinois (3.6%)
Chicago IL GO	0.000%	1/1/16	(14)(Prere.)	7,795	8,532
Chicago IL GO	0.000%	1/1/16	(14)(Prere.)	7,445	8,159
Chicago IL GO	0.000%	1/1/26	(14)	2,755	2,712
Chicago IL GO	0.000%	1/1/27	(14)	2,630	2,578
Chicago IL GO	5.125%	1/1/29	(14)	6,730	6,735

Chicago IL Midway Airport Rev.	5.500%	1/1/14	(4)	6,410	6,602
Chicago IL Midway Airport Rev.	5.500%	1/1/15	(4)	4,760	4,887
Chicago IL Midway Airport Rev.	5.500%	1/1/16	(4)	7,135	7,296
Chicago IL Midway Airport Rev.	5.500%	1/1/17	(4)	7,525	7,652
Chicago IL Midway Airport Rev.	5.500%	1/1/18	(4)	7,940	8,033
Chicago IL Public Building Comm. GO	7.000%	1/1/15	(14)(ETM)	5,245	6,005
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(14)(ETM)	10,000	12,929
Chicago IL Sales Tax Rev. VRDO	0.300%	8/3/09		2,100	2,100
Chicago IL Water Rev.	5.250%	11/1/38		15,000	14,999
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10		9,750	9,744
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14	(Prere.)	500	585
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		24,500	22,253
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		19,000	15,421
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33		6,000	5,869
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29		10,000	10,415
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		5,500	4,917
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.625%	11/1/39		10,000	10,038
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44		14,000	13,522
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36		3,000	1,852
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35		4,000	1,600
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11	(2)	3,105	3,141
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18	(2)	2,500	2,500
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30	(2)	8,635	8,089
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42	(14)	10,000	9,876
					219,041
Indiana (1.7%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39		17,535	14,741
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23	(ETM)	19,400	25,758
Indiana Muni. Power Agency Rev.	6.000%	1/1/39		13,275	13,787

Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		5,920	6,313
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17		13,500	12,233
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14		21,500	23,889
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14		6,750	7,058
					103,779
Iowa (0.3%)
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34		25,000	17,502

Kansas (0.8%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26		2,000	1,598
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38		2,000	1,435
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11	(Prere.)	9,000	9,903
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11	(Prere.)	21,100	23,635
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36		15,830	14,575
					51,146
Kentucky (1.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17	(2)	8,000	8,005
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21	(2)	1,750	1,750
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17	(14)	7,500	8,177
Kentucky Housing Corp. Rev.	5.250%	7/1/32		9,900	9,632
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17	(2)	6,000	6,679
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/25		3,085	3,280
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26		1,940	2,047
Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27		9,400	9,425
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30		14,750	14,418
					63,413
Louisiana (1.8%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10		5,000	4,990
East Baton Rouge LA Sewer Commission Rev.	5.250%	2/1/39		7,500	7,452

Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38		8,995	9,064
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		39,000	31,403
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	6.750%	6/1/26	(12)	6,000	6,796
New Orleans LA Aviation Board Rev.	6.000%	1/1/23	(12)	5,000	5,348
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		39,200	33,504
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39		10,000	7,986
					106,543
Maine (0.3%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19		9,250	8,721
Maine Health & Higher Educ. Fac. Auth. Rev.	5.000%	7/1/39		8,000	8,068
					16,789
Maryland (1.8%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38		8,000	6,206
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41		11,460	11,600
Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.430%	8/7/09		17,000	17,000
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16		3,000	1,759
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31		12,000	6,224
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31		2,000	1,067
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17		11,060	9,235
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	15,000	16,013
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	15,500	16,781
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	8,070	8,737
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11	(Prere.)	3,930	4,292

Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	6,500	7,392
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	3,000	3,412
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20		420	348
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35		2,000	1,480
					111,546
Massachusetts (2.6%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09		2,000	2,018
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.450%	8/3/09	LOC	2,100	2,100
Massachusetts GO	5.000%	3/1/26		10,000	10,732
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38		29,850	23,776
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,677
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		19,020	18,236
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/36		5,100	5,490
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12		6,000	6,123
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12		2,000	2,018
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11		3,020	3,159
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32		17,000	17,034
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15	(14)	7,535	7,897
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24	(4)	14,000	14,949
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26	(4)	12,570	13,040
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30	(4)	10,000	10,151

Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	15,000	17,311
					155,711
Michigan (2.4%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12	(Prere.)	11,000	12,480
Detroit MI Sewer System Rev.	7.500%	7/1/33	(4)	12,000	13,895
Detroit MI Water Supply System Rev.	7.000%	7/1/36	(4)	4,500	5,003
Michigan GO	5.250%	9/15/26	(4)	12,000	12,166
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/34		4,065	4,144
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32		4,900	3,998
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		44,500	33,811
Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.360%	8/3/09	(4)	39,300	39,300
Michigan Muni. Bond Auth. Rev. Notes	6.000%	1/20/10		6,000	6,051
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48		9,775	5,898
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		10,000	7,483
					144,229
Minnesota (0.6%)
Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45		8,000	6,712
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28		4,500	4,123
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37		16,000	13,827
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32		8,250	8,709
					33,371
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31	(10)	11,365	9,505

Missouri (1.5%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		9,000	7,225
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		5,400	5,249
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		6,500	6,388

Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/16	(14)	7,000	7,002
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/25		7,935	8,641
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37		9,855	10,173
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38		4,210	4,308
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38		8,055	8,104
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28	(14)	5,000	4,437
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27	(14)	10,000	9,330
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28	(14)	10,000	9,247
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29	(14)	6,000	5,491
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37		11,000	8,144
					93,739
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37		5,095	5,212

Nebraska (0.5%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11	(2)(Prere.)	5,500	5,957
Nebraska Public Power Dist. Rev.	5.000%	1/1/38		6,500	6,308
Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	0.330%	8/3/09	LOC	15,400	15,400
					27,665
Nevada (0.6%)
Clark County NV School Dist. GO	5.000%	6/15/25		10,000	9,935
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		11,750	10,603
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23	(14)	10,000	10,156
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20		3,435	2,870
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27		3,785	2,939
					36,503

New Jersey (4.8%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		5,000	5,049
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09		1,500	1,514
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19		2,000	1,733
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29		7,500	5,820
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		10,000	7,959
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		2,000	1,591
New Jersey COP	5.250%	6/15/27		5,000	5,038
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26		2,000	1,536
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36		2,000	1,393
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29		20,000	16,638
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31		6,500	5,183
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	2,250	2,698
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15		825	777
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25		710	587
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37		1,230	914
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24	(14)	18,055	19,031
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31		10,000	7,625
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.250%	8/3/09	LOC	3,800	3,800
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.270%	8/7/09	LOC	7,800	7,800
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12		12,000	11,021
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38		3,395	3,368

New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32		6,500	6,869
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33		6,700	6,605
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(ETM)	1,685	1,864
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13		1,700	1,870
New Jersey Transp. Corp. COP	5.750%	9/15/15		26,620	28,186
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		14,000	15,242
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)	14,000	15,432
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(14)	10,000	11,050
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	30,000	11,778
New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28		20,000	21,295
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	21,495	15,427
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40		5,000	5,011
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23		7,675	6,559
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		46,750	32,256
					290,519
New Mexico (1.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26		8,000	8,324
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	11,000	11,535
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	27,550	30,115
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38		7,990	8,039
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39		5,890	5,851
					63,864
New York (8.5%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	5,000	5,309
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	3,745	3,952
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,723
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(14)	16,500	13,090

	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12	(4)	10,000	9,515
	Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/22		10,000	10,678
	Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/24		5,000	5,292
	Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35		10,500	9,972
	Metro. New York Transp. Auth. Rev.	5.125%	11/15/31		12,205	12,084
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(14)(ETM)	9,000	11,086
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34		3,250	3,189
	Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14		15,460	17,357
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	(2)	5,000	5,509
	Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13		10,000	10,828
	Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27		2,500	1,977
	New York City NY GO	5.000%	11/1/26		15,000	15,227
	New York City NY GO VRDO	0.380%	8/3/09	(4)	9,000	9,000
[2]	New York City NY Housing Dev. Corp. Rev. (Multi-Family Housing) TOB VRDO	0.660%	8/7/09		12,485	12,485
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/26	(12)	5,000	1,916
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/27	(12)	4,195	1,481
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/28	(12)	4,200	1,377
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36	(14)	8,500	7,218
	New York City NY IDA Special Fac. Rev.	7.750%	8/1/31		31,000	23,740
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16		3,250	3,230
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16		3,500	3,453
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16		4,500	4,416
	New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16		4,000	3,901
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	(14)	24,635	24,598

New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38		11,250	10,235
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40		5,000	5,082
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/33		5,000	4,983
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		10,000	9,752
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/34		6,000	5,963
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10		1,090	1,139
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19	(2)	10,000	11,654
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22	(4)	5,500	5,797
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		6,750	6,995
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13		13,380	15,813
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	1.418%	5/1/18		23,185	16,542
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24		4,050	3,727
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37		8,750	7,831
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(14)	6,705	6,725
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11	(14)	6,030	6,046
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12	(14)	7,530	7,549
New York State Housing Finance Agency Service Contract Rev. VRDO	0.300%	8/7/09	LOC	600	600
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	20,000	22,784
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/26	(2)	5,000	5,134
New York State Urban Dev. Corp. Rev.	5.000%	1/1/22		10,410	10,858

New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/28		5,000	5,170
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12		16,000	15,164
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13		12,500	11,723
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14		3,000	2,897
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35		25,000	25,821
Suffolk NY TOB Asset Securitization Corp. Rev.	5.375%	6/1/28		6,195	4,749
Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44		4,500	2,515
Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48		3,500	2,634
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10		2,350	2,413
Ulster County NY IDA Rev.	6.000%	9/15/37		10,500	7,333
Ulster County NY IDA Rev.	6.000%	9/15/42		7,000	4,787
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25		11,500	10,275
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30		20,000	17,328
					514,621
North Carolina (2.0%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		8,000	7,521
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.590%	8/7/09	(4)	5,100	5,100
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31	(4)	2,500	2,459
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		17,455	18,750
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		6,000	6,459
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15		8,000	8,390
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16		3,000	3,125
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17		2,000	2,072
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38		3,415	3,465

	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38		8,295	8,311
	North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35		9,500	6,342
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10	(Prere.)	4,000	4,317
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10	(Prere.)	15,000	16,267
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23		1,850	1,464
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30		1,155	834
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Deerfield Episcopal Retirement Community)	6.125%	11/1/38		4,500	3,840
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27		2,750	2,205
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33		3,000	2,238
	North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/09	(Prere.)	13,000	13,268
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32		3,500	2,277
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/15	(14)	3,500	3,877
						122,581
Northern Mariana Islands (0.2%)
	Northern Mariana Islands GO	7.375%	6/1/10	(Prere.)	10,500	11,106

Ohio (2.2%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.330%	8/3/09	LOC	2,050	2,050
	American Muni. Power Ohio Inc.	5.000%	2/15/38		17,000	16,350
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12		11,500	11,917
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		7,000	7,272
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37		50,000	23,720
[2]	Cincinnati OH City School Dist. GO TOB VRDO	1.410%	8/7/09	(3)LOC	6,490	6,490
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09	(9)(ETM)	3,850	3,914

Ohio Common Schools GO	4.500%	9/15/25		9,850	10,032
Ohio GO	4.500%	9/15/22	(14)	2,030	2,105
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32		3,595	3,673
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41		15,750	14,795
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		16,000	13,512
Ohio Housing Finance Agency Mortgage Rev. VRDO	0.410%	8/7/09		2,000	2,000
Ross County OH Hosp. Fac. Rev. (Adena Health System)	5.750%	12/1/35		3,800	3,759
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13		14,750	14,756
					136,345
Oklahoma (0.7%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25		2,000	1,598
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38		7,500	5,369
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36		5,490	5,483
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37		3,930	3,988
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37		5,510	5,350
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37		8,375	8,171
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20	(2)	4,250	4,530
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21	(2)	4,510	4,764
Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38		4,500	4,743
					43,996
Oregon (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21		4,900	4,998
Oregon Health Sciences Univ. Rev.	5.750%	7/1/39		6,750	6,755
Oregon State Dept. Administrative Services	5.250%	4/1/25		11,040	12,070
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20	(ETM)	1,405	1,475
					25,298

Pennsylvania (4.0%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11	(14)	6,000	6,190
Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/35		3,000	2,249
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		15,000	15,554
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23		16,260	17,568
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.250%	6/1/39		5,000	4,925
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.270%	8/3/09		9,400	9,400
Geisinger Health System Auth. of Pennsylvania Rev. VRDO	0.300%	8/3/09		1,600	1,600
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26		1,250	1,167
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30		1,000	894
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40		2,750	2,460
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20		1,000	850
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26		500	402
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.350%	8/3/09	LOC	5,515	5,515
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/22		3,000	2,756
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		5,000	4,331
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		6,500	5,523
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14	(2)	6,000	5,721
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15	(2)	3,500	3,267
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18	(2)	10,500	8,976

Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36		7,280	6,758
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14	(2)	9,610	10,700
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/22	(12)	6,070	6,511
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25	(12)	9,550	10,047
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26	(12)	10,040	10,492
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27	(12)	6,865	7,118
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.300%	8/3/09		5,700	5,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.300%	8/3/09		3,300	3,300
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22	(14)	10,000	9,840
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	10,000	10,922
Philadelphia PA School Dist. GO	6.000%	9/1/38		13,000	13,620
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(14)	21,500	23,503
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	1.097%	12/1/17		35,945	27,169
					245,028
Puerto Rico (4.5%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24		25,000	20,055
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33		15,000	13,669
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38		18,820	17,341
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/39	(3)	20,000	17,187
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24	(2)	13,000	12,158
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.000%	7/1/46		5,000	3,935
Puerto Rico Muni. Finance Agency	5.250%	8/1/18	(4)	23,570	24,870
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	365	416
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	17,200	19,697
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14	(Prere.)	17,040	19,612
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33		24,385	20,580
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12	(2)	33,000	33,132

Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	34,000	34,520
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44		18,000	18,849
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	62,390	3,180
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		251,000	11,107
					270,308
South Carolina (3.1%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27		11,120	11,221
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29		22,500	22,752
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31		11,500	11,212
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25		5,000	5,154
Greenville County SC School Dist. GO	5.000%	12/1/27		25,000	25,014
Greenville County SC School Dist. GO	5.000%	12/1/28		12,480	12,372
Lancaster County SC Assessment Rev.	5.450%	12/1/37		1,630	920
Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32		27,000	24,742
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19		14,565	14,983
Richland County SC (International Paper)	6.100%	4/1/23		12,750	11,258
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21		1,500	1,195
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28		1,100	793
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42		1,000	664
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10	(Prere.)	19,500	21,357
South Carolina Jobs Econ. Dev. Auth. Rev. (Anmed Health )	5.500%	2/1/38	(12)	5,000	5,000
South Carolina Public Service Auth. Rev.	5.250%	1/1/34		6,000	6,226
South Carolina Public Service Auth. Rev.	5.500%	1/1/38		15,000	15,776
					190,639

Tennessee (2.6%)
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38		6,650	6,470
	Memphis TN Electric System Rev.	5.000%	12/1/16	(14)	20,000	21,540
	Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24	(2)	7,450	7,479
	Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16	(3)	4,310	4,694
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14		25,370	26,242
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15		30,495	31,232
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19		25,865	24,462
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		10,000	9,279
	Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37		12,390	12,677
	Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37		16,355	16,560
						160,635
Texas (6.7%)
	Beaumont TX Independent School Dist. School Building	5.000%	2/15/34	(12)	2,000	2,002
	Beaumont TX Independent School Dist. School Building	5.000%	2/15/38	(12)	1,600	1,581
	Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27		1,000	758
	Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33		760	531
	Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28		10,000	8,645
	Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33		15,000	12,758
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30		6,920	7,140
	Harris County TX GO	0.000%	10/1/13	(14)	9,630	8,809
	Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)	2,025	2,082
	Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)(ETM)	245	253
	Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(14)(Prere.)	13,985	14,715
[1]	Houston TX Airport System Rev.	5.500%	7/1/39		5,000	4,878
	Houston TX Util. System Rev.	5.500%	11/15/26	(12)	12,010	13,051
	Houston TX Util. System Rev.	5.500%	11/15/27	(12)	11,415	12,254

	Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30		12,350	11,628
	Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36		7,500	7,375
	Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39		5,000	5,031
[1]	Lubbock Cooper TX Independent School Dist.	5.750%	2/15/42	(12)	4,500	4,602
	Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27		7,500	6,993
	Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25		2,100	1,687
	Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35		3,195	2,334
	Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18		4,000	3,778
	North Texas Tollway Auth. Rev.	6.125%	1/1/31		7,000	7,053
	North Texas Tollway Auth. Rev.	5.625%	1/1/33		31,145	30,372
	North Texas Tollway Auth. Rev.	5.750%	1/1/38		32,000	30,495
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/17	(ETM)	2,460	2,712
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28		4,000	4,003
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39		7,865	7,922
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.380%	8/7/09		35,000	35,000
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.122%	9/15/17		40,000	32,980
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17		8,400	7,770
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19		22,500	20,354
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20		22,500	20,127
	Texas Muni. Power Agency Rev.	0.000%	9/1/16	(14)(ETM)	280	226
	Texas Muni. Power Agency Rev.	0.000%	9/1/17	(14)	58,660	40,477
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11		10,000	10,164
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/26		6,865	7,188
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/27		6,125	6,365
	Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11	(2)(ETM)	7,000	6,877
	Texas Water Finance Assistance GO	5.750%	8/1/31		1,745	1,801

						404,771

Utah (0.5%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20		11,000	11,357
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22		18,960	19,379
						30,736
Virgin Islands (0.7%)
	Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09		3,065	3,081
	Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13		11,000	11,005
	Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18		19,000	18,499
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		10,000	10,095
						42,680
Virginia (1.5%)
	Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31		1,250	923
	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31		5,440	4,565
	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32		475	402
[2]	Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28		13,219	10,727
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22		4,000	3,516
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27		3,375	2,821
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37		5,000	3,873
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12	(Prere.)	315	361
	Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		14,500	15,376
	Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18		515	516
	Norfolk VA Redev. Housing Auth. Rev.	0.350%	8/3/09	LOC	5,115	5,115
	Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		30,350	26,948
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	11,765

Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46		9,500	4,127
					91,035
Washington (1.2%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10	(14)	19,550	19,200
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11	(14)	11,400	10,890
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12	(14)	19,650	18,129
Port of Seattle WA GO	5.000%	11/1/10	(4)	6,675	6,959
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	9,895	9,838
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	10,000	9,925
					74,941
West Virginia (0.6%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22		20,000	19,595
Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37		10,000	8,789
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13	(14)(ETM)	8,390	10,199
					38,583
Wisconsin (0.8%)
Wisconsin GO	5.000%	5/1/26		5,380	5,688
Wisconsin GO	6.000%	5/1/27		17,000	18,894
Wisconsin GO	6.250%	5/1/37		20,000	21,620

High-Yield Tax-Exempt Fund

	Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	2,688
					48,890
Wyoming (0.1%)
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.600%	8/7/09	6,050	6,050
Total Tax-Exempt Municipal Bonds (Cost $6,216,490)					5,941,776
				Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[4]	Vanguard Municipal Cash Management Fund (Cost $88,299)	0.327%		88,298,617	88,299
Total Investments (99.4%) (Cost $6,304,789)					6,030,075
Other Assets and Liabilities-Net (0.6%)					33,796
Net Assets (100%)					6,063,871

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2009.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $31,901,000, representing 0.5% of net assets.

3	Securities with a value of $1,617,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2009, the cost of investment securities for tax purposes was $6,312,225,000. Net unrealized depreciation of investment securities for tax purposes was $282,150,000, consisting of unrealized gains of $133,406,000 on securities that had risen in value since their purchase and $415,556,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

High-Yield Tax-Exempt Fund

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond	September 2009	(377)	44,863	(1,082)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	5,941,776	—
Temporary Cash Investments	88,299	—	—
Futures Contracts—Liabilities[1]	(736)	—	—
Total	87,563	5,941,776	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments

As of July 31, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (94.8%)
Alabama (0.4%)
[1]	Alabama Housing Finance Agency TOB VRDO	1.000%	8/7/09	LOC	10,025	10,025
[1]	Alabama Public School & College Auth. TOB VRDO	0.410%	8/7/09		16,530	16,530
[1]	Alabama Special Care Fac. Financing Auth. TOB VRDO	0.340%	8/7/09		6,775	6,775
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	0.360%	8/7/09	LOC	17,455	17,455
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	0.550%	8/7/09		33,550	33,550
						84,335
Alaska (0.3%)
	Alaska Housing Finance Corp.	1.100%	12/1/09		20,000	20,000
[1]	Alaska Housing Finance Corp. TOB VRDO	0.300%	8/7/09	LOC	5,015	5,015
[1]	Alaska Housing Finance Corp. TOB VRDO	0.710%	8/7/09		4,065	4,065
	Alaska Housing Finance Corp. VRDO	0.280%	8/7/09		13,500	13,500
[1]	Alaska State International Airports System Rev. TOB VRDO	4.330%	8/7/09		11,250	11,250
[1]	Anchorage AK Water Rev. TOB VRDO	0.560%	8/7/09		15,355	15,355
						69,185
Arizona (1.9%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.220%	8/7/09	LOC	7,300	7,300
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.240%	8/7/09	LOC	13,000	13,000
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.320%	8/7/09	LOC	12,300	12,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.320%	8/7/09	LOC	37,300	37,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.360%	8/7/09	LOC	12,500	12,500
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.360%	8/7/09	LOC	45,765	45,765
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.320%	8/7/09	LOC	20,000	20,000
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.320%	8/7/09	LOC	24,200	24,200

	Arizona Sports & Tourism Auth. VRDO	0.700%	8/7/09	LOC	5,000	5,000
	Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	3.000%	7/1/10		6,290	6,438
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	0.340%	8/7/09		7,900	7,900
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	0.390%	8/7/09		7,365	7,365
[1]	Gilbert AZ GO TOB VRDO	0.330%	8/7/09		27,250	27,250
	Glendale AZ IDA (Midwestern Univ.) VRDO	0.330%	8/7/09	LOC	5,000	5,000
[1]	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	0.350%	8/7/09		8,555	8,555
[1]	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.410%	8/7/09		5,000	5,000
[1]	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.410%	8/7/09		8,990	8,990
[1]	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.310%	8/7/09	LOC	24,085	24,085
[1]	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.410%	8/7/09	(13)	7,700	7,700
[1]	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	0.310%	8/7/09	LOC	10,320	10,320
[1]	Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.340%	8/7/09		4,995	4,995
[1]	Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.440%	8/7/09		8,240	8,240
[1]	Phoenix AZ GO TOB VRDO	0.310%	8/7/09		16,780	16,780
[1]	Phoenix AZ GO TOB VRDO	0.310%	8/7/09		2,075	2,075
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.330%	8/7/09		6,500	6,500
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.340%	8/7/09		4,995	4,995
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.340%	8/7/09		8,500	8,500
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.340%	8/7/09		6,450	6,450
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.390%	8/7/09		16,000	16,000
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.390%	8/7/09		4,635	4,635

	Tempe AZ Transit Excise Tax Rev. VRDO	0.340%	8/7/09		14,355	14,355
	Yavapai County AZ IDA (Northern Arizona Healthcare) VRDO	0.310%	8/7/09	LOC	4,000	4,000
						393,493
Arkansas (0.2%)
	Arkansas Federal Highway Grant	5.250%	8/1/09		13,725	13,725
	Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	0.230%	8/7/09		30,800	30,800
						44,525
California (1.1%)
	California Housing Finance Agency Home Mortgage Rev. VRDO	2.750%	8/3/09		43,000	43,000
	California State Econ. Recovery Bonds	5.250%	1/1/10		20,380	20,655
	Central Basin Muni. Water Dist. CA COP VRDO	0.310%	8/7/09	LOC	4,215	4,215
[1]	Fresno CA Sewer Rev. TOB VRDO	0.610%	8/7/09	(12)	9,000	9,000
	Kern County CA TRAN	2.500%	6/30/10		50,000	50,884
	Los Angeles CA TRAN	2.500%	4/28/10		40,000	40,604
	Sacramento CA Suburban Water Dist. COP VRDO	0.310%	8/7/09	LOC	12,650	12,650
	San Bernardino County CA TRAN	2.000%	6/30/10		20,000	20,291
	Santa Clara County CA TRAN	2.000%	6/30/10		25,000	25,340
						226,639
Colorado (4.1%)
	Aurora CO Water Improvement Rev. VRDO	0.370%	8/7/09		33,070	33,070
[1]	Board of Governors of the Colorado State University System Rev. TOB VRDO	0.300%	8/7/09	LOC	21,995	21,995
	Castle Rock CO COP VRDO	0.400%	8/7/09	LOC	11,000	11,000
	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	0.370%	8/7/09		11,209	11,209
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.380%	8/3/09	LOC	13,715	13,715
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.380%	8/3/09	LOC	4,900	4,900
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.380%	8/3/09	LOC	30,405	30,405
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.380%	8/3/09	LOC	11,700	11,700
	Colorado General Fund TRAN	2.000%	6/25/10		100,000	101,385

[1]	Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	0.410%	8/7/09		5,710	5,710
	Colorado Health Fac. Auth. Rev. (Evangelical) VRDO	0.380%	8/7/09	LOC	3,700	3,700
	Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.220%	8/7/09	LOC	3,900	3,900
	Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.350%	8/7/09		4,525	4,525
[1]	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.410%	8/7/09	LOC	46,000	46,000
[1]	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.410%	8/7/09	LOC	29,990	29,990
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.360%	8/7/09		38,300	38,300
[1]	Colorado Housing & Finance Auth. (Single Family Mortgage) TOB VRDO	0.510%	8/7/09	(7)	3,250	3,250
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.350%	8/7/09		7,290	7,290
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.350%	8/7/09		19,825	19,825
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.450%	8/7/09		10,000	10,000
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.450%	8/7/09		70,715	70,715
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.350%	8/7/09		10,100	10,100
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.350%	8/7/09		10,000	10,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.350%	8/7/09		23,000	23,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.350%	8/7/09		12,690	12,690
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.450%	8/7/09		12,500	12,500

	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.450%	8/7/09		23,000	23,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.450%	8/7/09		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.450%	8/7/09		10,560	10,560
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.500%	8/7/09		50,000	50,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.500%	8/7/09		16,485	16,485
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.950%	8/7/09		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.950%	8/7/09		20,000	20,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.950%	8/7/09		16,800	16,800
	Colorado Housing & Finance Auth. VRDO	0.350%	8/7/09		11,000	11,000
	Colorado State Education Loan Program TRAN	2.000%	8/12/10		50,000	50,742
	Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	0.330%	8/7/09	LOC	15,000	15,000
	Moffat County CO PCR (Pacificcorp) VRDO	0.390%	8/7/09	LOC	7,400	7,400
	Univ. of Colorado Hosp. Auth. Rev. VRDO	0.300%	8/7/09	LOC	18,140	18,140
						870,001
Connecticut (0.1%)
	Connecticut GO	5.000%	3/15/10		5,010	5,142
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.310%	8/7/09		7,300	7,300
[1]	Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) TOB VRDO	0.290%	8/7/09		11,995	11,995
						24,437
Delaware (0.3%)
	Delaware GO	5.250%	4/1/10	(Prere.)	2,475	2,552
	Delaware Health Fac. Auth. Rev. VRDO	0.400%	8/7/09		9,770	9,770
[1]	Delaware Housing Auth. Rev. TOB VRDO	0.430%	8/7/09		8,140	8,140

[1]	Delaware Housing Auth. Rev. TOB VRDO	2.330%	8/7/09		5,430	5,430
[1]	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	0.540%	8/7/09		3,640	3,640
	New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	0.440%	8/7/09		24,665	24,665
						54,197
District of Columbia (2.5%)
[1]	District of Columbia COP TOB VRDO	0.300%	8/7/09	LOC	17,580	17,580
[1]	District of Columbia GO TOB VRDO	0.310%	8/7/09	LOC	4,600	4,600
[1]	District of Columbia GO TOB VRDO	0.410%	8/7/09	(13)	3,305	3,305
	District of Columbia GO VRDO	0.400%	8/7/09	LOC	15,625	15,625
	District of Columbia Rev. (American Univ.) VRDO	0.400%	8/7/09	LOC	7,400	7,400
	District of Columbia Rev. (American Univ.) VRDO	0.400%	8/7/09	LOC	17,000	17,000
	District of Columbia Rev. (Council Foreign Relations) VRDO	0.400%	8/7/09	LOC	62,680	62,680
	District of Columbia Rev. (Family & Child Services) VRDO	0.400%	8/7/09	LOC	6,335	6,335
	District of Columbia Rev. (Georgetown Day School) VRDO	1.850%	8/7/09	LOC	14,700	14,700
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.250%	8/7/09	LOC	17,200	17,200
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.250%	8/7/09	LOC	9,575	9,575
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.290%	8/7/09	LOC	8,750	8,750
	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	0.410%	8/7/09		12,000	12,000
	District of Columbia Rev. (Society for Neuroscience) VRDO	0.400%	8/7/09	LOC	12,000	12,000
	District of Columbia Rev. (The Pew Charitable Trust) VRDO	0.310%	8/7/09	LOC	31,000	31,000
	District of Columbia Rev. (Washington Drama Society) VRDO	0.300%	8/7/09	LOC	13,875	13,875
	District of Columbia Rev. (Wesley Theological) VRDO	0.350%	8/7/09	LOC	5,000	5,000
[1]	District of Columbia Rev. TOB VRDO	0.510%	8/7/09	(13)	8,365	8,365
	District of Columbia Rev. VRDO	0.330%	8/7/09	LOC	15,275	15,275
	District of Columbia Rev. VRDO	0.330%	8/7/09	LOC	14,225	14,225
	District of Columbia Rev. VRDO	0.350%	8/7/09	LOC	6,730	6,730
	District of Columbia TRAN	2.500%	9/30/09		60,000	60,138
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.310%	8/7/09	LOC	12,895	12,895
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.460%	8/7/09	(4)	4,000	4,000
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.560%	8/7/09	(4)	11,865	11,865

[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.610%	8/7/09	LOC	54,450	54,450
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	0.330%	8/3/09	LOC	14,000	14,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	0.540%	8/7/09	(4)	50,000	50,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	0.710%	8/7/09	(4)	3,495	3,495
[1]	Washington DC Airport Auth. System TOB VRDO	0.710%	8/7/09	(4)	4,000	4,000
						518,063
Florida (5.3%)
[1]	Brevard County FL School Board COP TOB VRDO	0.300%	8/7/09	LOC	13,920	13,920
[1]	Broward County FL GO TOB VRDO	0.310%	8/7/09		2,745	2,745
[1]	Broward County FL Professional Sports Facs. Tax Rev. COP TOB VRDO	0.710%	8/7/09	(4)	5,800	5,800
[1]	Broward County FL School Board COP TOB VRDO	0.300%	8/7/09	LOC	34,710	34,710
[1]	Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.340%	8/7/09		5,660	5,660
[1]	Flordia Dept. of Management Services COP TOB VRDO	0.390%	8/7/09		6,955	6,955
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.340%	8/7/09		4,370	4,370
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.390%	8/7/09		15,000	15,000
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.410%	8/7/09		18,925	18,925
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.310%	8/7/09		12,875	12,875
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.390%	8/7/09		19,550	19,550
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.390%	8/7/09		9,600	9,600
[1]	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.330%	8/7/09	(13)	5,170	5,170
[1]	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.510%	8/7/09	(13)	13,425	13,425
[1]	Florida Board of Educ. TOB VRDO	0.340%	8/7/09		3,995	3,995
	Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.300%	8/7/09	(12)	47,200	47,200
	Florida Gulf Coast Univ. Financing Corp. VRDO	0.360%	8/7/09	LOC	5,700	5,700
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.430%	8/7/09		11,230	11,230

[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.430%	8/7/09		12,375	12,375
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.430%	8/7/09		9,225	9,225
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.430%	8/7/09		4,970	4,970
	Florida Keys Aqueduct Auth. Rev. VRDO	0.240%	8/7/09	LOC	10,500	10,500
[1]	Florida State Dept. Transp. Rev. TOB VRDO	0.340%	8/7/09		8,225	8,225
	Gainsville FL Util. System Rev. VRDO	0.230%	8/7/09		106,005	106,005
	Gainsville FL Util. System Rev. VRDO	0.350%	8/7/09		7,335	7,335
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	8/7/09	LOC	6,000	6,000
	Highlands County FL Health Rev. (Adventist Health System) VRDO	1.850%	8/7/09	LOC	5,000	5,000
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.350%	8/3/09	LOC	40,955	40,955
	Jacksonville FL Captial Project Rev. VRDO	1.850%	8/7/09	LOC	13,160	13,160
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.200%	8/7/09		23,280	23,280
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.230%	8/7/09		34,930	34,930
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	8/7/09		4,500	4,500
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.300%	8/7/09		30,000	30,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.320%	8/7/09		5,000	5,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.350%	8/7/09	LOC	4,000	4,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.350%	8/7/09	LOC	12,000	12,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.400%	8/7/09		30,555	30,555
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.250%	8/7/09		44,500	44,500
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.350%	8/7/09		24,500	24,500
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.360%	8/7/09		30,000	30,000
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.320%	8/7/09	LOC	5,675	5,675

[1]	Jacksonville FL Transp. Rev. TOB VRDO	0.660%	8/7/09		6,330	6,330
	Jacksonville FL Transp. Rev. VRDO	0.340%	8/7/09	LOC	11,000	11,000
[1]	Lake County FL School Board COP TOB VRDO	0.510%	8/7/09	(13)	18,400	18,400
[1]	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	0.310%	8/7/09	LOC	14,600	14,600
	Martin County FL Health Fac. Auth. Hosp. Rev. (Martin Medical Center) VRDO	0.350%	8/7/09	LOC	13,845	13,845
	Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.300%	8/7/09	LOC	7,500	7,500
[1]	Miami-Dade County FL Aviation TOB VRDO	0.590%	8/7/09	(13)	9,900	9,900
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.410%	8/7/09	(12)	5,070	5,070
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.510%	8/7/09	(13)	23,120	23,120
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.510%	8/7/09	(13)	19,800	19,800
[1]	Miami-Dade County FL School Board COP TOB VRDO	0.510%	8/7/09	(13)	36,630	36,630
[1]	Miami-Dade County FL School Board COP TOB VRDO	0.810%	8/7/09	(12)	5,800	5,800
[1]	Miami-Dade County FL Special Obligation TOB VRDO	0.300%	8/3/09	LOC	15,000	15,000
	Miami-Dade County FL Special Obligation VRDO	0.290%	8/7/09	LOC	25,850	25,850
	Miami-Dade County FL Sports Franchise Fac. Tax Rev.	0.340%	8/7/09	LOC	10,000	10,000
	Monroe County FL Airport Rev. (Var-Key West International Airport) VRDO	0.650%	8/7/09	LOC	19,390	19,390
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	0.400%	8/7/09	LOC	3,625	3,625
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.350%	8/7/09	LOC	4,630	4,630
[1]	Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	0.430%	8/7/09		4,400	4,400
[1]	Orange County FL School Board COP TOB VRDO	0.310%	8/7/09	LOC	9,200	9,200
[1]	Orlando & Orange County FL Expressway Auth. TOB VRDO	0.510%	8/7/09	(13)	11,300	11,300
	Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	0.400%	8/7/09	LOC	20,000	20,000

	Palm Beach County FL Rev. (Children's Home Society Project) VRDO	0.400%	8/7/09	LOC	12,275	12,275
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	0.560%	8/7/09	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	0.530%	8/7/09	LOC	12,500	12,500
[1]	Palm Beach County FL Water & Sewer TOB VRDO	0.340%	8/7/09		5,535	5,535
	Pembroke Pines FL Charter School Rev. VRDO	0.400%	8/7/09	(12)	11,210	11,210
	Pembroke Pines FL Charter School Rev. VRDO	0.400%	8/7/09	(12)	19,685	19,685
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.340%	8/7/09	LOC	8,875	8,875
	Polk County FL School Board COP VRDO	0.350%	8/3/09	LOC	5,000	5,000
[1]	South Florida Water Management Dist. TOB VRDO	0.560%	8/7/09	(2)	9,800	9,800
[1]	Tampa Bay FL Water Util. System Rev. TOB VRDO	0.340%	8/7/09		3,500	3,500
[1]	Univeristy of North Florida Financing Corp. Capital Improvement Rev. TOB VRDO	0.360%	8/7/09	LOC	5,280	5,280
[1]	Volusia County FL Rev. TOB VRDO	0.310%	8/7/09	LOC	14,390	14,390
						1,118,660
Georgia (1.9%)
[1]	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	0.760%	8/7/09	(4)	12,500	12,500
	Bartow County GA School Dist. GO	5.000%	11/1/09		10,135	10,214
	Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.400%	8/7/09	LOC	13,695	13,695
[1]	DeKalb County GA Water & Sewer Rev. TOB VRDO	0.310%	8/7/09	LOC	16,565	16,565
	Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	0.400%	8/7/09	LOC	4,300	4,300
	Fulton County GA School Dist. GO	2.000%	12/15/09		130,000	130,688
	Georgia GO	5.000%	9/1/09		4,000	4,014
	Georgia GO	5.300%	3/1/10		3,360	3,452
	Georgia GO	5.750%	3/1/10		8,840	9,104
	Georgia GO	5.000%	5/1/10		3,000	3,102
	Georgia GO	5.250%	7/1/10	(Prere.)	4,000	4,176
	Georgia GO	5.500%	7/1/10		4,500	4,706
[1]	Georgia GO TOB VRDO	0.360%	8/7/09		9,090	9,090
	Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	1.850%	8/7/09	LOC	9,200	9,200

	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.350%	8/7/09	LOC	9,670	9,670
[1]	Gwinnett County GA Hsg. Auth. (Longwood Visa Apt.) TOB VRDO	1.000%	8/7/09	LOC	8,045	8,045
	Gwinnett County GA School Dist. GO	5.000%	2/1/10		5,000	5,115
[1]	Gwinnett County GA School Dist. GO TOB VRDO	0.310%	8/7/09		12,335	12,335
[1]	Gwinnett County GA School Dist. GO TOB VRDO	0.340%	8/7/09		7,045	7,045
[1]	Gwinnett County GA School Dist. TOB VRDO	0.410%	8/7/09		4,500	4,500
	Henry County GA School Dist. GO	5.000%	4/1/10		16,475	16,945
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	1.850%	8/7/09	LOC	18,400	18,400
[1]	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.410%	8/7/09	(4)	5,000	5,000
	Muni. Electric Auth. Georgia BAN	1.250%	5/7/10		23,000	23,070
	Muni. Electric Auth. Georgia BAN	1.500%	5/25/10		20,000	20,146
[1]	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.340%	8/7/09		5,630	5,630
[1]	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.340%	8/7/09		4,440	4,440
[1]	Private Colleges & Universities Auth Georgia (Emory Univ.) TOB VRDO	0.310%	8/7/09		5,000	5,000
	Savannah GA Econ. Dev. Auth. Rev. (SSU Foundation) VRDO	0.340%	8/7/09	LOC	9,000	9,000
	Thomasville GA Hosp. Rev. John D Archbold Memorial Hosp., Inc. Project) VRDO	0.370%	8/7/09	LOC	4,000	4,000
	Thomasville GA Hosp. Rev. John D Archbold Memorial Hosp., Inc. Project) VRDO	0.370%	8/7/09	LOC	4,300	4,300
	Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.370%	8/7/09	LOC	5,600	5,600
						403,047
Hawaii (0.4%)
[1]	Hawaii State GO TOB VRDO	0.340%	8/7/09		11,245	11,245
	Honolulu HI City & County GO	8.000%	10/1/09		26,940	27,196
[1]	Honolulu HI City & County TOB VRDO	0.340%	8/7/09		3,305	3,305
[1]	Honolulu HI City & County TOB VRDO	0.440%	8/7/09		14,995	14,995

[1]	Univ. of Hawaii Rev. TOB VRDO	0.510%	8/7/09	(13)	19,800	19,800
[1]	University of Hawaii Rev. TOB VRDO	0.310%	8/7/09	LOC	12,915	12,915
						89,456
Idaho (3.1%)
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.350%	8/3/09	(4)	68,390	68,390
	Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	0.350%	8/7/09	LOC	6,355	6,355
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.300%	8/7/09		25,000	25,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	8/7/09		12,000	12,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.350%	8/7/09		13,500	13,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		6,700	6,700
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		28,750	28,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		24,000	24,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		30,000	30,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		33,750	33,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		27,000	27,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		10,250	10,250
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		10,880	10,880
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		11,885	11,885
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		14,845	14,845

Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	15,135	15,135
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	13,995	13,995
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	14,130	14,130
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	15,165	15,165
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	17,485	17,485
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	11,300	11,300
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.450%	8/7/09	8,000	8,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09	7,320	7,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09	5,785	5,785
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09	9,855	9,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09	7,925	7,925
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09	7,090	7,090
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09	10,560	10,560

	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.800%	8/7/09		9,885	9,885
	Idaho State Building Auth. Rev. (Prison Fac. Project) VRDO	0.400%	8/7/09		9,700	9,700
	Idaho TAN	2.500%	6/30/10		100,000	101,908
						646,043
Illinois (6.0%)
[1]	Aurora IL Single Family Mortage Rev. TOB VRDO	0.470%	8/7/09		64,020	64,020
	Bartlett IL Special Services Area (Bluff City LLC) VRDO	0.460%	8/7/09	LOC	13,840	13,840
[1]	Chicago IL Board of Educ. TOB VRDO	0.560%	8/7/09	(4)	4,995	4,995
	Chicago IL Board of Educ. VRDO	0.300%	8/3/09	LOC	11,650	11,650
	Chicago IL Board of Educ. VRDO	0.330%	8/7/09	LOC	5,900	5,900
	Chicago IL Board of Educ. VRDO	0.350%	8/7/09	LOC	4,900	4,900
	Chicago IL GO VRDO	0.300%	8/3/09		9,925	9,925
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.310%	8/7/09		5,000	5,000
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.310%	8/7/09		5,600	5,600
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.390%	8/7/09		5,005	5,005
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.410%	8/7/09		8,710	8,710
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.000%	8/7/09		5,375	5,375
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.310%	8/7/09	LOC	14,885	14,885
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.360%	8/7/09	LOC	13,775	13,775
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.760%	8/7/09	(4)	14,645	14,645
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.910%	8/7/09	(4)	7,495	7,495
[1]	Chicago IL TOB VRDO	0.340%	8/7/09		4,995	4,995
[1]	Chicago IL TOB VRDO	0.460%	8/7/09	(12)	6,600	6,600
	Chicago IL Wastewater Transmission Rev. VRDO	0.380%	8/3/09	LOC	5,600	5,600
	Chicago IL Wastewater Transmission Rev. VRDO	0.380%	8/3/09	LOC	10,500	10,500
	Chicago IL Water Rev. VRDO	0.420%	8/7/09	LOC	20,000	20,000
	Cook County IL GO	5.000%	11/15/09		5,200	5,252
	Cook County IL GO	5.250%	11/15/09	(Prere.)	7,000	7,156
	Cook County IL GO TAN	3.000%	8/3/09		17,500	17,502
[1]	Cook County IL GO TOB VRDO	0.290%	8/7/09	LOC	6,850	6,850
[1]	Cook County IL GO TOB VRDO	0.560%	8/7/09		7,460	7,460

	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.330%	8/3/09		23,285	23,285
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.280%	8/7/09		32,245	32,245
	Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	0.460%	8/7/09	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	0.460%	8/7/09	LOC	16,245	16,245
[1]	Illinois Dev. Finance Auth. TOB VRDO	0.310%	8/7/09		5,130	5,130
	Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	0.270%	8/7/09	LOC	9,505	9,505
	Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	0.330%	8/7/09	LOC	26,400	26,400
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.340%	8/7/09		3,470	3,470
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.410%	8/7/09		7,005	7,005
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.360%	8/7/09		4,165	4,165
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.410%	8/7/09		9,185	9,185
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.350%	8/7/09		31,989	31,989
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.350%	8/7/09		39,459	39,459
	Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	0.700%	8/7/09	LOC	7,245	7,245
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.280%	8/7/09		12,500	12,500
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.290%	8/7/09		8,000	8,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.330%	8/7/09		44,000	44,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.330%	8/7/09		8,000	8,000
	Illinois Finance Auth. Rev. (Art Institute of Chicago) VRDO	0.380%	8/7/09	LOC	3,300	3,300
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.350%	8/7/09	LOC	4,200	4,200
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.350%	8/7/09	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.330%	8/3/09		5,170	5,170

	Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	0.460%	8/7/09	LOC	9,000	9,000
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.380%	8/3/09	LOC	45,350	45,350
	Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.400%	8/10/09		11,970	11,970
	Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	0.300%	8/7/09	LOC	28,600	28,600
	Illinois Finance Auth. Rev. (North Park Univ. Project) VRDO	0.390%	8/7/09	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.) VRDO	0.250%	8/7/09	LOC	5,500	5,500
[1]	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.340%	8/7/09		11,200	11,200
[1]	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.340%	8/7/09		6,000	6,000
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.330%	8/3/09		27,600	27,600
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.330%	8/3/09		14,490	14,490
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.230%	8/7/09		33,500	33,500
	Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.500%	3/31/10		33,950	33,950
	Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.500%	3/31/10		15,000	15,000
[1]	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.350%	8/7/09		6,200	6,200
[1]	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.390%	8/7/09		8,165	8,165
	Illinois Finance Auth. Rev. (OSF Healthcare) VRDO	0.300%	8/7/09	LOC	8,000	8,000
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center) VRDO	0.350%	8/7/09	LOC	4,000	4,000
[1]	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) TOB VRDO	0.460%	8/7/09	LOC	20,000	20,000
	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) VRDO	0.400%	8/7/09	LOC	9,580	9,580
[1]	Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.340%	8/7/09		3,000	3,000
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.350%	8/7/09		60,374	60,374

	Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	0.350%	8/7/09	LOC	5,000	5,000
	Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.400%	8/7/09	LOC	5,000	5,000
	Illinois Finance Auth. Rev. (YMCA Metro. Chicago Project) VRDO	0.380%	8/7/09	LOC	9,750	9,750
[1]	Illinois GO TOB VRDO	0.300%	8/3/09	LOC	4,900	4,900
[1]	Illinois GO TOB VRDO	0.310%	8/7/09	LOC	14,355	14,355
[1]	Illinois GO TOB VRDO	0.330%	8/7/09	(4)	25,255	25,255
[1]	Illinois GO TOB VRDO	0.510%	8/7/09	(4)	9,900	9,900
	Illinois Health Fac. Auth. Rev. (Central Dupage Health) VRDO	0.320%	8/3/09		6,500	6,500
	Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.280%	8/7/09	LOC	8,600	8,600
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.380%	8/3/09	LOC	16,300	16,300
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.330%	8/7/09		21,365	21,365
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.330%	8/7/09	(13)	11,375	11,375
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.330%	8/7/09		14,420	14,420
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.560%	8/7/09	(4)	5,300	5,300
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.660%	8/7/09		5,195	5,195
[1]	Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.340%	8/7/09		5,330	5,330
[1]	Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.340%	8/7/09		14,430	14,430
[1]	Kane County IL Community USD TOB VRDO	0.760%	8/7/09	(4)	8,690	8,690
[1]	Lake, Cook, Kane & McHenry Counties IL Community USD TOB VRDO	0.560%	8/7/09	(4)	10,355	10,355
[1]	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.330%	8/7/09	(4)	9,290	9,290
[1]	Schaumburg IL GO TOB VRDO	0.410%	8/7/09	(13)	6,130	6,130
[1]	Schaumburg IL GO TOB VRDO	0.460%	8/7/09	(4)	9,545	9,545
	Univ. of Illinois Board of Trustees COP VRDO	0.380%	8/7/09		37,500	37,500
[1]	Univ. of Illinois Univ. Rev. TOB VRDO	0.440%	8/7/09		14,660	14,660
						1,268,757
Indiana (2.8%)
	Indiana Bond Bank Advance Funding Program Notes	2.000%	1/5/10	LOC	17,000	17,065

	Indiana Bond Bank Advance Funding Program Notes TAN	2.000%	1/6/10	LOC	41,765	42,025
	Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	0.380%	8/7/09		29,200	29,200
	Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	0.380%	8/7/09	LOC	18,000	18,000
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	0.410%	8/7/09	LOC	29,940	29,940
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.250%	8/7/09	LOC	3,600	3,600
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.300%	8/7/09	LOC	7,000	7,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.320%	8/7/09	LOC	5,000	5,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.320%	8/7/09	LOC	5,250	5,250
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.320%	8/7/09	LOC	11,500	11,500
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.320%	8/7/09	LOC	3,675	3,675
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.410%	8/7/09	LOC	11,000	11,000
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis-B) VRDO	0.290%	8/7/09	LOC	10,900	10,900
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.250%	8/7/09	LOC	7,310	7,310
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.350%	8/7/09	LOC	12,100	12,100
	Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.370%	8/7/09	LOC	25,395	25,395
	Indiana Finance Auth. Hosp. Rev. (Community Health Network Project) VRDO	0.310%	8/7/09	LOC	15,000	15,000
	Indiana Finance Auth. Rev. (DePauw Univ. Project) VRDO	0.380%	8/7/09	LOC	26,570	26,570
	Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.350%	8/7/09	LOC	10,300	10,300
	Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.500%	8/7/09	LOC	6,000	6,000
[1]	Indiana Finance Auth. Rev. TOB VRDO	0.360%	8/7/09		10,030	10,030
	Indiana Finance Auth. Rev. VRDO	0.380%	8/7/09	LOC	18,280	18,280
[1]	Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.330%	8/7/09		19,275	19,275
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.320%	8/7/09	LOC	8,950	8,950

[1]	Indiana Health & Educ. Fac. Financing Auth. Rev. TOB VRDO	0.350%	8/7/09		5,200	5,200
[1]	Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	0.300%	8/7/09	LOC	6,430	6,430
[1]	Indiana Health Fac. Finance Auth. Rev. TOB VRDO	0.460%	8/7/09	(4)	8,085	8,085
[1]	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	0.430%	8/7/09		2,795	2,795
	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. VRDO	0.370%	8/7/09		21,250	21,250
	Indianapolis IN Local Public Improvement Bond Bank Notes	0.780%	1/15/10		28,000	28,000
	Indianapolis IN Local Public Improvement Bond Bank Notes	0.780%	1/15/10		6,800	6,800
	Indianapolis IN Local Public Improvement Bond Bank Notes BAN	0.450%	8/31/09		16,500	16,500
	Indianapolis IN Local Public Improvement Bond Bank Notes BAN	0.800%	3/31/10		22,275	22,275
	Indianapolis IN Local Public Improvement Bond Bank Notes BAN	0.800%	3/31/10		25,000	25,000
	Lawrenceburg IN Pollution Control Rev. VRDO	0.350%	8/7/09	LOC	10,000	10,000
	Lawrenceburg IN Pollution Control Rev. VRDO	0.350%	8/7/09	LOC	6,500	6,500
[1]	New Albany Floyd County IN Industrial School Dist. Rev. TOB VRDO	0.460%	8/7/09	(4)	7,890	7,890
	Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	0.650%	8/7/09	LOC	11,050	11,050
	Purdue IN Univ. CP	0.400%	9/9/09		5,894	5,894
	Purdue IN Univ. CP	0.400%	10/14/09		28,492	28,492
	South Bend IN Community School Building Corp. Rev.	5.000%	1/1/10	(Prere.)	2,095	2,150
[1]	Wayne Township IN School Building Corp. Marion County Solar Eclipse TOB VRDO	0.310%	8/7/09	LOC	21,705	21,705
						589,381
Iowa (0.9%)
[1]	Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	0.310%	8/7/09	LOC	6,430	6,430

	Iowa Finance Auth. (Iowa Schools Cash Anticipation Notes Program)	2.500%	6/23/10		50,000	50,866
	Iowa Finance Auth. Rev. (Drake Univ. Project) VRDO	0.390%	8/3/09	LOC	20,200	20,200
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.230%	8/7/09	(12)	17,400	17,400
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.230%	8/7/09	(12)	22,300	22,300
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.230%	8/7/09	(12)	19,665	19,665
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.400%	8/7/09		5,330	5,330
	Iowa Finance Auth. Single Family Rev. VRDO	0.400%	8/7/09		11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	0.430%	8/7/09		12,000	12,000
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (St. Ambrose University)	0.390%	8/3/09	LOC	9,000	9,000
	Iowa School Cash Anticipation Program Rev.	3.000%	1/21/10	LOC	14,000	14,145
						188,836
Kansas (0.9%)
	Kansas Dept. of Transp. Highway Rev.	5.750%	9/1/09	(Prere.)	17,170	17,246
[1]	Kansas Dept. of Transp. Highway Rev. TOB VRDO	0.310%	8/7/09		6,300	6,300
	Kansas Dept. of Transp. Highway Rev. VRDO	0.270%	8/7/09		38,100	38,100
	Kansas Dept. of Transp. Highway Rev. VRDO	0.270%	8/7/09		23,000	23,000
	Kansas Dept. of Transp. Highway Rev. VRDO	0.270%	8/7/09		23,900	23,900
	Kansas Dept. of Transp. Highway Rev. VRDO	0.280%	8/7/09		7,600	7,600
	Kansas Dept. of Transp. Highway Rev. VRDO	0.280%	8/7/09		10,000	10,000
	Kansas Dept. of Transp. Highway Rev. VRDO	0.280%	8/7/09		13,000	13,000
	Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	0.440%	8/7/09		34,000	34,000
	Wichita KS Airport Facs. Rev. VRDO	0.440%	8/7/09		11,170	11,170
						184,316
Kentucky (1.8%)
	Boone County KY Pollution Rev. (Duke Energy Inc. Project) VRDO	0.300%	8/7/09	LOC	7,000	7,000
	Boyle County KY Hosp. Rev. (Ephraim McDowell Health) VRDO	0.370%	8/7/09	LOC	7,650	7,650

	Christian County KY Association County Leasing Program Rev. VRDO	0.330%	8/3/09	LOC	26,525	26,525
	Christian County KY Association County Leasing Program Rev. VRDO	0.330%	8/3/09	LOC	29,320	29,320
	Christian County KY Association County Leasing Program Rev. VRDO	0.330%	8/3/09	LOC	29,305	29,305
	Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	0.280%	8/7/09	LOC	2,800	2,800
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.490%	8/7/09	(13)	17,900	17,900
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.590%	8/7/09	(13)	4,600	4,600
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.320%	8/7/09	LOC	12,000	12,000
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.370%	8/7/09	LOC	7,655	7,655
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.320%	8/7/09	LOC	35,000	35,000
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.320%	8/7/09	LOC	5,000	5,000
	Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	0.500%	8/7/09	LOC	41,700	41,700
[1]	Kentucky Housing Corp. Housing Rev. TOB VRDO	0.490%	8/7/09		10,320	10,320
[1]	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	0.310%	8/7/09		7,840	7,840
	Louisville & Jefferson County KY Metro. Govt. BAN	2.500%	12/1/09		8,800	8,841
[1]	Louisville & Jefferson County KY Metro. Govt. Parking Rev. TOB VRDO	0.340%	8/7/09		7,455	7,455
[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.460%	8/7/09	(13)	28,000	28,000
	Richmond KY League of Cities Funding Lease Program Rev. VRDO	0.300%	8/7/09	LOC	9,300	9,300

	Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.330%	8/3/09	LOC	14,795	14,795
	Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.330%	8/7/09	LOC	57,350	57,350
	Williamstown KY League of Cities VRDO	0.300%	8/7/09	LOC	5,000	5,000
	Williamstown KY League of Cities VRDO	0.300%	8/7/09	LOC	5,000	5,000
						380,356
Louisiana (1.1%)
[1]	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	0.460%	8/7/09	(4)	27,225	27,225
	Louisiana Gasoline and Fuel Tax Rev. VRDO	0.310%	8/7/09	LOC	20,000	20,000
[1]	Louisiana GO TOB VRDO	0.460%	8/7/09	(4)	30,000	30,000
	Louisiana GO VRDO	0.280%	8/7/09	LOC	23,100	23,100
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.300%	8/7/09	LOC	10,000	10,000
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.350%	8/7/09	LOC	8,900	8,900
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	1.850%	8/7/09	LOC	17,500	17,500
[1]	Louisiana Public Fac. Auth. Rev. TOB VRDO	0.520%	8/7/09	LOC	42,645	42,645
[1]	Louisiana Public Fac. Auth. Rev. TOB VRDO	0.540%	8/7/09	LOC	44,345	44,345
[1]	St. James Parish Louisiana Rev. (Nustar Logistics LP Project) VRDO	0.340%	8/7/09	LOC	10,000	10,000
						233,715
Maine (0.6%)
[1]	Maine Health & Higher Educ. Fac. Auth. Rev. (Bowdoin College) TOB VRDO	0.340%	8/7/09		12,430	12,430
[1]	Maine Housing Auth. Mortgage Rev. TOB VRDO	0.430%	8/7/09		3,720	3,720
[1]	Maine Housing Auth. Mortgage Rev. TOB VRDO	1.000%	8/7/09		5,510	5,510
	Maine Housing Auth. Mortgage Rev. VRDO	0.380%	8/3/09		16,500	16,500
	Maine Housing Auth. Mortgage Rev. VRDO	0.350%	8/7/09		20,000	20,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.350%	8/7/09		9,000	9,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.350%	8/7/09		7,600	7,600

	Maine Housing Auth. Mortgage Rev. VRDO	0.350%	8/7/09		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.350%	8/7/09		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.420%	8/7/09		385	385
	Maine Housing Auth. Mortgage Rev. VRDO	0.500%	8/7/09		10,000	10,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.540%	8/7/09		20,000	20,000
						115,145
Maryland (1.6%)
	Baltimore County MD Metro. Dist. CP	0.350%	9/10/09		23,000	23,000
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.430%	8/7/09		5,095	5,095
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.470%	8/7/09		6,450	6,450
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.490%	8/7/09		6,850	6,850
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.490%	8/7/09		4,430	4,430
	Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.430%	8/7/09		28,000	28,000
[1]	Maryland Dept. of Housing & Community Dev. TOB VRDO	0.490%	8/7/09		4,245	4,245
[1]	Maryland Dept. of Housing & Community Dev. TOB VRDO	0.490%	8/7/09		6,325	6,325
	Maryland Dept. of Housing & Community Dev. VRDO	0.390%	8/7/09		7,850	7,850
	Maryland GO	5.500%	8/1/09		1,000	1,000
	Maryland GO	5.250%	2/15/10		10,000	10,250
	Maryland GO	5.250%	3/1/10		1,375	1,412
	Maryland GO	5.000%	8/1/10		6,000	6,272
[1]	Maryland Health & Higher Educ. Fac. Auth. Rev. (John Hopkins) TOB VRDO	0.310%	8/7/09		3,835	3,835
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.290%	8/7/09	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.250%	8/12/09		7,000	7,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.400%	9/9/09		15,000	15,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.400%	9/10/09		10,641	10,641

	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.290%	8/7/09	LOC	4,900	4,900
[1]	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medstar Health) TOB VRDO	0.510%	8/7/09	(13)	13,000	13,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Stevenson Univ.) VRDO	0.370%	8/7/09	LOC	23,500	23,500
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.280%	8/7/09	LOC	25,270	25,270
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.350%	8/7/09	LOC	5,000	5,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.400%	8/7/09	LOC	18,250	18,250
[1]	Maryland State Transp. Auth. Rev. TOB VRDO	0.310%	8/7/09	(4)	15,545	15,545
[1]	Maryland Transp. Auth. Rev. TOB VRDO	0.330%	8/7/09	(4)	29,800	29,800
[1]	Maryland Transp. Auth. Rev. TOB VRDO	0.410%	8/7/09	(4)	13,860	13,860
	Montgomery County MD GO	5.250%	10/1/09		5,000	5,039
	Montgomery County MD GO	5.000%	1/1/10		4,650	4,739
	Washington Suburban Sanitation Dist. Maryland VRDO	0.380%	8/7/09		29,000	29,000
						343,558
Massachusetts (3.2%)
	Boston MA GO	5.000%	4/1/10		6,850	7,055
	Massachusetts Bay Transp. Auth. Rev. CP	0.750%	8/13/09		6,000	6,000
[1]	Massachusetts Bay Transp. Auth. Rev. Sales Tax TOB VRDO	0.360%	8/7/09		5,025	5,025
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.320%	8/7/09		5,000	5,000
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.360%	8/7/09		13,000	13,000
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.000%	8/7/09		21,705	21,705
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.000%	8/7/09		9,985	9,985
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.350%	8/7/09		27,320	27,320
	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.380%	8/3/09	LOC	13,700	13,700
	Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	0.330%	8/7/09	LOC	5,000	5,000

	Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	0.360%	8/7/09	LOC	5,400	5,400
	Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	0.360%	8/7/09	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	0.250%	8/7/09	LOC	9,000	9,000
	Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	0.340%	8/7/09	LOC	17,600	17,600
[1]	Massachusetts Educ. Finance Auth. Educ. Loan Rev. TOB VRDO	0.610%	8/7/09	(12)	5,250	5,250
	Massachusetts GO	5.000%	8/1/09		6,000	6,000
	Massachusetts GO	5.750%	8/1/09		1,300	1,300
	Massachusetts GO	5.800%	2/1/10	(Prere.)	5,000	5,178
[1]	Massachusetts GO TOB VRDO	0.310%	8/7/09		13,545	13,545
[1]	Massachusetts GO TOB VRDO	0.330%	8/7/09		31,235	31,235
[1]	Massachusetts GO TOB VRDO	0.330%	8/7/09		23,935	23,935
[1]	Massachusetts GO TOB VRDO	0.330%	8/7/09		36,740	36,740
[1]	Massachusetts GO TOB VRDO	0.340%	8/7/09	(2)LOC	15,250	15,250
[1]	Massachusetts GO TOB VRDO	0.510%	8/7/09	(4)	1,850	1,850
[1]	Massachusetts GO TOB VRDO	1.350%	8/7/09	LOC	16,070	16,070
[1]	Massachusetts GO TOB VRDO	1.350%	8/7/09	LOC	12,920	12,920
	Massachusetts GO VRDO	0.370%	8/7/09		26,300	26,300
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	0.480%	7/8/10		11,100	11,100
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	0.240%	8/7/09	LOC	7,600	7,600
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	0.250%	8/7/09	LOC	20,200	20,200
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	0.420%	1/13/10		40,000	40,000
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.300%	8/7/09		5,000	5,000
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.320%	8/7/09		20,000	20,000
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.380%	8/7/09		7,500	7,500
	Massachusetts Health & Educ. Fac. Auth. Rev. (Henry Heywood Memorial Hosp.) VRDO	0.360%	8/3/09	LOC	3,700	3,700
	Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	0.530%	4/7/10		9,000	9,000
	Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	0.270%	8/7/09		10,000	10,000

[1]	Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	0.490%	8/7/09		5,515	5,515
	Massachusetts Housing Finance Agency Housing Rev. VRDO	0.650%	8/7/09	(4)	17,210	17,210
	Massachusetts Port Auth. Rev. VRDO	0.250%	8/7/09	LOC	12,040	12,040
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.430%	8/7/09		7,580	7,580
[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	0.320%	8/7/09		3,240	3,240
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.300%	8/7/09		8,165	8,165
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.450%	8/7/09	(4)	7,300	7,300
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.250%	8/7/09	LOC	38,965	38,965
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	1.350%	8/7/09	LOC	30,155	30,155
	Massachusetts Water Resources Auth. Rev. VRDO	0.180%	8/7/09		17,800	17,800
	Massachusetts Water Resources Auth. Rev. VRDO	0.350%	8/7/09		1,400	1,400
	Univ. of Massachusetts Building Auth. Rev. VRDO	0.250%	8/7/09	LOC	43,200	43,200
						678,033
Michigan (4.2%)
[1]	Detroit MI Water Supply System TOB VRDO	1.010%	8/7/09	(4)	4,490	4,490
	Eastern Michigan Univ. Rev. VRDO	0.380%	8/3/09	LOC	4,500	4,500
	Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.380%	8/3/09	LOC	22,700	22,700
	Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	0.370%	8/7/09	(12)	10,000	10,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.350%	8/7/09	LOC	30,000	30,000
	Michigan Building Auth. CP	0.400%	8/6/09	LOC	43,070	43,070
[1]	Michigan Building Auth. Rev. TOB VRDO	0.610%	8/7/09	LOC	10,100	10,100
[1]	Michigan Building Auth. Rev. TOB VRDO	0.760%	8/7/09	(4)	28,300	28,300
	Michigan GO RAN	3.000%	9/30/09		112,000	112,173
	Michigan GO TAN	3.000%	9/30/09		65,000	65,143
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.540%	8/7/09	LOC	36,545	36,545
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.540%	8/7/09	LOC	67,945	67,945

[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.540%	8/7/09	LOC	66,995	66,995
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.540%	8/7/09	LOC	59,245	59,245
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.320%	8/7/09		15,520	15,520
	Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	0.370%	8/7/09	LOC	7,000	7,000
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	0.300%	8/7/09		9,590	9,590
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	0.300%	8/7/09		14,000	14,000
	Michigan Muni. Bond Auth. Rev.	3.000%	8/20/09		98,315	98,385
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	0.340%	8/7/09		1,235	1,235
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	0.390%	8/7/09		3,845	3,845
	Michigan State Univ. Board of Trustees VRDO	0.260%	8/3/09		25,250	25,250
	Michigan Strategic Fund Limited Obligation Rev. (Consumer's Energy Co.) VRDO	0.300%	8/7/09	LOC	5,700	5,700
	Michigan Strategic Fund Limited Obligation Rev. (Consumer's Energy Co.) VRDO	0.410%	8/7/09	LOC	19,300	19,300
	Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	0.370%	8/7/09	LOC	12,195	12,195
	Univ. of Michigan Hosp. Rev. VRDO	0.300%	8/7/09		54,955	54,955
	Univ. of Michigan Univ. Rev. VRDO	0.300%	8/7/09		56,620	56,620
[1]	Wayne State Univ. MI Rev. TOB VRDO	0.710%	8/7/09	(4)	5,000	5,000
						889,801
Minnesota (1.6%)
	Hennepin County MN Rev. VRDO	0.290%	8/7/09		5,220	5,220
[1]	Hennepin County MN Sales Tax Rev. TOB VRDO	0.330%	8/7/09		23,640	23,640
[1]	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	0.230%	8/7/09	LOC	10,000	10,000
[1]	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	0.300%	8/7/09	LOC	33,000	33,000
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Children's Hospital Clinics) VRDO	0.390%	8/3/09	(4)	6,300	6,300
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.250%	8/7/09	LOC	2,500	2,500
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.260%	8/7/09	LOC	5,800	5,800

	Minnesota GO	5.000%	8/1/09		7,000	7,000
	Minnesota GO	5.000%	11/1/09		12,000	12,079
	Minnesota GO	3.000%	12/1/09		8,375	8,445
	Minnesota GO	5.000%	8/1/10		11,720	12,252
[1]	Minnesota GO TOB VRDO	0.340%	8/7/09		3,195	3,195
	Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.400%	8/7/09	LOC	14,500	14,500
	Minnesota Office of Higher Education Rev. (Supply Student Loan) VRDO	0.420%	8/7/09	LOC	7,000	7,000
	Minnesota School Dist. Tax & Aid Borrowing Program COP	3.000%	9/4/09		12,000	12,015
	Owatonna MN Hosp. Rev. (Health Center Systems) VRDO	0.350%	8/7/09	LOC	4,100	4,100
	Regents of the Univ. of Minnesota CP	0.250%	8/11/09		19,813	19,813
	Regents of the Univ. of Minnesota CP	0.320%	10/13/09		21,400	21,400
	Rochester MN Health Care Fac. Rev. (Mayo Foundation) PUT	0.700%	4/1/10		10,000	10,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.290%	8/7/09	LOC	15,000	15,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.290%	8/7/09	LOC	4,000	4,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.300%	8/7/09	LOC	7,500	7,500
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.350%	8/7/09	(12)	24,465	24,465
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.380%	8/7/09	(12)	10,215	10,215
	St. Paul MN Port Auth. Rev. (Amherst H. Wilder Foundation) VRDO	0.390%	8/3/09	LOC	6,530	6,530
	Univ. of Minnesota CP	0.300%	8/10/09		21,750	21,750
	Univ. of Minnesota CP	0.320%	10/13/09		12,000	12,000
	Univ. of Minnesota Rev. VRDO	0.250%	8/7/09		14,110	14,110
						333,829
Mississippi (0.5%)
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.380%	8/3/09		14,205	14,205
	Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.340%	8/7/09	LOC	25,000	25,000
	Mississippi Dev. Bank Special Obligation (Magnolia Regional Health Project) VRDO	0.310%	8/7/09	LOC	5,000	5,000
[1]	Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	0.310%	8/7/09	LOC	5,000	5,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	0.400%	8/7/09	LOC	37,000	37,000
[1]	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health Care) TOB VRDO	0.710%	8/7/09	(4)	18,635	18,635

[1]	Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	0.430%	8/7/09		6,450	6,450
						111,290
Missouri (1.9%)
[1]	Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	0.310%	8/7/09	LOC	16,815	16,815
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.280%	8/7/09		69,210	69,210
	Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.380%	8/7/09	LOC	25,800	25,800
	Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.380%	8/7/09	LOC	7,900	7,900
	Kansas City MO Special Obligation VRDO	0.320%	8/7/09	LOC	11,625	11,625
	Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09		10,640	10,703
	Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.400%	8/7/09	LOC	8,820	8,820
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.350%	8/3/09	LOC	3,200	3,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.230%	8/7/09		18,500	18,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.300%	8/7/09		13,000	13,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.330%	8/7/09		27,100	27,100
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.270%	8/7/09	LOC	5,700	5,700
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.320%	8/7/09	LOC	15,500	15,500
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	0.560%	5/4/10		9,250	9,250
[1]	Missouri Health & Educ. Fac. Auth. TOB VRDO	0.390%	8/7/09		8,000	8,000
	Missouri Higher Educ. Student Loan Auth. VRDO	0.550%	8/7/09	LOC	56,250	56,250
	Missouri Highways & Transp. Comm. Road Rev. VRDO	0.350%	8/7/09	LOC	11,400	11,400
[1]	Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	0.310%	8/7/09		15,575	15,575

[1]	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	0.660%	8/7/09		5,960	5,960
[1]	Missouri State Health & Educ. Fac. Auth. Rev. TOB VRDO	0.310%	8/7/09		4,050	4,050
	Missouri Third State Building GO	5.000%	10/1/09		10,000	10,078
	St. Joseph MO IDA Health Fac. Rev. (Heartland Regional Medical Center) VRDO	0.220%	8/7/09	LOC	6,000	6,000
	St. Louis MO Special Obligation	0.750%	8/1/10		25,075	25,106
	St. Louis MO Special Obligation	0.750%	8/1/10		20,060	20,085
						405,627
Multiple States (1.4%)
[1]	Freddie Mac Multifamily Housing TOB VRDO	0.410%	8/7/09		221,110	221,110
[1]	Freddie Mac Multifamily Housing TOB VRDO	0.470%	8/7/09		28,215	28,215
	Tax Exempt Multifamily Housing Pool Freddie Mac VRDO	0.410%	8/7/09	LOC	44,949	44,949
						294,274
Nebraska (1.4%)
	Douglas County NE Hosp. Auth. Rev. (Children's Hosp.) VRDO	0.390%	8/3/09	LOC	5,050	5,050
[1]	Douglas County NE Hosp. Auth. Rev. (Nebraska Methodist Health System) Rev. TOB VRDO	0.510%	8/7/09	(13)	5,030	5,030
	Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center) VRDO	0.390%	8/3/09	LOC	14,700	14,700
	Lincoln NE Lincoln Electric System CP	0.400%	8/14/09		19,000	19,000
	Lincoln NE Lincoln Electric System CP	0.350%	9/14/09		29,500	29,500
[1]	Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.430%	8/7/09		3,060	3,060
[1]	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.390%	8/7/09	LOC	6,000	6,000
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.500%	8/7/09		34,965	34,965
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.500%	8/7/09		24,615	24,615
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.500%	8/7/09		17,790	17,790
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.500%	8/7/09		18,120	18,120
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.500%	8/7/09		17,055	17,055
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.410%	8/7/09	(4)	9,950	9,950

[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.510%	8/7/09	(13)	15,995	15,995
[1]	Omaha NE Public Fac. Corp. Lease Rev. TOB VRDO	0.360%	8/7/09		12,345	12,345
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.310%	8/7/09		10,170	10,170
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.340%	8/7/09		6,975	6,975
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.410%	8/7/09	(13)	9,810	9,810
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.510%	8/7/09	(13)	34,610	34,610
[1]	Omaha NE TOB VRDO	0.390%	8/7/09		8,000	8,000
						302,740
Nevada (0.9%)
	Clark County NV Airport Improvement Rev. VRDO	0.520%	8/7/09	(4)	50,000	50,000
[1]	Clark County NV GO TOB PUT	0.650%	1/28/10		8,375	8,375
[1]	Clark County NV School Dist. GO TOB VRDO	0.310%	8/7/09		6,280	6,280
[1]	Clark County NV School Dist. GO TOB VRDO	0.410%	8/7/09		7,459	7,459
[1]	Clark County NV TOB VRDO	0.360%	8/7/09		9,770	9,770
[1]	Clark County NV Water Reclamation Dist. GO TOB VRDO	0.340%	8/7/09		6,085	6,085
[1]	Clark County NV Water Reclamation Dist. GO TOB VRDO	0.340%	8/7/09		7,495	7,495
[1]	Clark County NV Water Reclamation Dist. GO TOB VRDO	0.340%	8/7/09		5,000	5,000
[1]	Las Vegas NV GO TOB VRDO	0.360%	8/7/09		10,850	10,850
	Las Vegas Valley Water Dist. Nevada CP	0.260%	8/17/09		45,000	45,000
[1]	Nevada Capital Improvement & Cultural Affairs GO TOB VRDO	0.340%	8/7/09		4,550	4,550
[1]	Nevada Higher Education Rev. TOB VRDO	0.560%	8/7/09		9,555	9,555
[1]	Nevada Housing Division Multi-Unit Housing (Zephyr Pointe Apts.) TOB VRDO	0.470%	8/7/09	LOC	9,805	9,805
	Nevada Housing Division Multi-Unit Housing City Center VRDO	0.510%	8/7/09	LOC	7,440	7,440
						187,664
New Hampshire (0.1%)
[1]	New Hampshire Health & Educ. Fac. Auth. Rev. TOB VRDO	0.360%	8/7/09		10,000	10,000
[1]	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.540%	8/7/09		4,085	4,085

[1]	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.540%	8/7/09		3,775	3,775
[1]	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.540%	8/7/09		9,165	9,165
						27,025
New Jersey (0.1%)
	Bergen County NJ BAN	1.250%	12/18/09		10,000	10,032
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(Prere.)	20,000	20,358
						30,390
New Mexico (1.2%)
	Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	0.400%	8/7/09	LOC	20,000	20,000
	Albuquerque NM Airport Rev. CP	0.750%	1/14/10	LOC	2,889	2,889
	Albuquerque NM Airport Rev. CP	0.750%	1/14/10	LOC	4,592	4,592
	Bernalillo County NM TRAN	2.000%	6/15/10		5,000	5,054
	New Mexico Educ. Assistance Fundation Rev. VRDO	0.410%	8/7/09	LOC	10,000	10,000
	New Mexico Educ. Assistance Fundation Rev. VRDO	0.440%	8/7/09	LOC	10,000	10,000
[1]	New Mexico Finance Auth. Rev. TOB VRDO	0.310%	8/7/09		10,730	10,730
	New Mexico Finance Auth. Transp. Rev. VRDO	0.250%	8/7/09	LOC	10,700	10,700
	New Mexico Finance Auth. Transp. Rev. VRDO	0.280%	8/7/09		84,800	84,800
	New Mexico GO	3.000%	3/1/10		12,370	12,553
	New Mexico GO	5.000%	3/1/10		6,350	6,511
[1]	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) TOB VRDO	0.340%	8/7/09		6,660	6,660
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) VRDO	0.300%	8/7/09		18,660	18,660
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) VRDO	0.300%	8/7/09		10,400	10,400
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) VRDO	0.300%	8/7/09		10,600	10,600
	New Mexico Severance Tax Rev.	2.000%	7/1/10		22,665	22,979
						247,128

New York (1.2%)
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.750%	8/7/09	(4)	11,650	11,650
	Nassau County NY BAN	2.500%	10/15/09		35,000	35,089
	Nassau County NY RAN	2.000%	4/15/10		20,000	20,213
	New York City NY Cultural Resources Rev. (Julliard School) PUT	0.650%	4/1/10		10,000	10,000
	New York City NY GO	4.000%	8/1/09		15,000	15,000
	New York City NY GO	5.750%	5/15/10	(4)(Prere.)	4,540	4,775
	New York City NY GO	5.875%	5/15/10	(4)(Prere.)	4,670	4,916
	New York City NY GO VRDO	0.370%	8/7/09		2,000	2,000
	New York City NY Housing Dev. Corp. Multi-Family Rev. VRDO	0.300%	8/7/09		34,500	34,500
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.360%	8/7/09		9,890	9,890
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(Prere.)	5,000	5,268
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.300%	8/7/09	LOC	9,640	9,640
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.300%	8/7/09	LOC	9,120	9,120
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.280%	8/7/09	LOC	19,300	19,300
[1]	New York State Thruway Auth. Rev. TOB VRDO	0.290%	8/7/09	LOC	29,895	29,895
	Webster NY Central School Dist. BAN	3.500%	10/9/09		24,000	24,034
						245,290
North Carolina (5.2%)
	Charlotte NC Water & Sewer System Rev. CP	0.450%	9/15/09		9,821	9,821
	Charlotte NC Water & Sewer System Rev. CP	0.420%	10/27/09		11,000	11,000
	Charlotte NC Water & Sewer System Rev. CP	0.420%	11/12/09		18,150	18,150
[1]	Charlotte NC Water & Sewer System Rev. TOB VRDO	0.340%	8/7/09		5,995	5,995
	Forsyth County NC VRDO	0.340%	8/7/09		7,300	7,300
	Greensboro NC GO	5.000%	3/1/10		3,320	3,405
	Guilford County NC GO	5.000%	2/1/10		8,230	8,408
	Guilford County NC GO VRDO	0.360%	8/7/09		18,000	18,000
	Mecklenburg County NC COP VRDO	0.350%	8/7/09		9,600	9,600
	Mecklenburg County NC GO	5.000%	3/1/10		7,500	7,697
	Mecklenburg County NC GO VRDO	0.340%	8/7/09		38,890	38,890
	Mecklenburg County NC GO VRDO	0.400%	8/7/09		8,200	8,200
	Mecklenburg County NC GO VRDO	0.400%	8/7/09		8,200	8,200

	Mecklenburg County NC GO VRDO	0.400%	8/7/09		8,200	8,200
	Mecklenburg County NC GO VRDO	0.400%	8/7/09		9,000	9,000
	Mecklenburg County NC GO VRDO	0.400%	8/7/09		7,000	7,000
	Mecklenburg County NC GO VRDO	0.400%	8/7/09		7,000	7,000
	Mecklenburg County NC GO VRDO	0.400%	8/7/09		7,000	7,000
	North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	0.390%	8/7/09	LOC	10,690	10,690
[1]	North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Wake Forest Univ.) TOB VRDO	0.340%	8/7/09		5,265	5,265
	North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. VRDO	0.340%	8/7/09	LOC	15,615	15,615
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ. Project) TOB VRDO	0.340%	8/7/09		10,000	10,000
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.390%	8/7/09		12,000	12,000
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.390%	8/7/09		11,200	11,200
	North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	0.390%	8/7/09	LOC	16,785	16,785
	North Carolina Capital Fac. Finance Agency Rev. (Triangle Aquatic Center Project) VRDO	0.390%	8/7/09	LOC	7,685	7,685
	North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.400%	8/7/09	LOC	15,000	15,000
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.310%	8/7/09		6,045	6,045
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.390%	8/7/09		15,700	15,700
	North Carolina Capital Improvement GO	2.000%	5/1/10		13,245	13,395
[1]	North Carolina Capital Improvement TOB VRDO	0.340%	8/7/09		7,425	7,425
	North Carolina GO	5.000%	3/1/10		4,900	5,030
	North Carolina GO	5.500%	3/1/10		2,905	2,991
	North Carolina GO	4.000%	4/1/10		1,000	1,022
[1]	North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.360%	8/7/09		29,085	29,085
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.320%	8/7/09		51,230	51,230

	North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.340%	8/7/09	LOC	8,410	8,410
	North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.340%	8/7/09	LOC	14,305	14,305
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.400%	8/7/09	LOC	11,265	11,265
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.260%	8/7/09	LOC	4,900	4,900
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.330%	8/7/09	LOC	5,200	5,200
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.340%	8/7/09	LOC	9,400	9,400
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.300%	8/7/09	LOC	15,535	15,535
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.400%	8/7/09	LOC	5,100	5,100
	North Carolina Medical Care Comm. Health Systems Rev. (Catholic health East) VRDO	0.320%	8/7/09	LOC	8,250	8,250
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.330%	8/7/09		36,960	36,960
	North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.) VRDO	0.350%	8/7/09		16,050	16,050
	North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.320%	8/7/09	LOC	9,680	9,680
	North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.330%	8/7/09		7,600	7,600
	North Carolina Medical Care Comm. Hosp. Rev. (Pooled Equipment Finance Project) VRDO	0.260%	8/7/09	LOC	8,600	8,600
	North Carolina Medical Care Comm. Hosp. VRDO	0.340%	8/7/09		33,330	33,330
[1]	North Carolina State Capital Improvement TOB VRDO	0.310%	8/7/09		5,000	5,000
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.420%	8/7/09	LOC	50,000	50,000

	North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.450%	8/7/09	LOC	16,500	16,500
	North Carolina State Univ. Raleigh Rev. VRDO	0.320%	8/7/09		66,605	66,605
	Raleigh NC Combined Enterprise System Rev. VRDO	0.320%	8/7/09		46,275	46,275
[1]	Sampson County NC TOB VRDO	0.310%	8/7/09	LOC	5,000	5,000
[1]	The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	0.410%	8/7/09		9,762	9,762
	Union County NC GO VRDO	0.300%	8/7/09		3,700	3,700
	Union County NC GO VRDO	0.300%	8/7/09		5,115	5,115
	Union County NC GO VRDO	0.340%	8/7/09		37,475	37,475
	Union County NC GO VRDO	0.340%	8/7/09		22,000	22,000
	Univ. of North Carolina Chapel Hill Foundation VRDO	0.340%	8/7/09		27,245	27,245
	Univ. of North Carolina Chapel Hill Foundation VRDO	0.400%	8/7/09		19,815	19,815
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	0.390%	8/7/09		4,975	4,975
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	0.390%	8/7/09		72,710	72,710
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	0.410%	8/7/09		6,900	6,900
	Wake County NC Public Improvement GO	4.500%	2/1/10		1,000	1,019
	Wake County NC Public Improvement GO	5.000%	3/1/10		8,000	8,208
	Wake County NC Public Improvement GO VRDO	0.290%	8/7/09		21,000	21,000
	Wake County NC Public Improvement GO VRDO	0.350%	8/7/09		27,800	27,800
	Winston-Salem NC Water & Sewer System Rev. VRDO	0.340%	8/7/09		6,000	6,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	0.340%	8/7/09		11,400	11,400
						1,098,118
North Dakota (0.1%)
	North Dakota State Housing Fin. Agency Rev. VRDO	0.300%	8/7/09		21,850	21,850
	North Dakota State Housing Fin. Agency Rev. VRDO	0.390%	8/7/09		4,880	4,880
						26,730
Ohio (1.9%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.300%	8/7/09	LOC	5,000	5,000
	Columbus OH City School Dist. BAN	2.000%	8/13/09		10,000	10,004

	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	0.360%	8/7/09	LOC	45,000	45,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	0.350%	8/6/09		15,200	15,200
	Franklin County OH BAN	1.500%	4/21/10		10,000	10,071
	Lancaster Port Auth. Ohio Gas Rev. VRDO	0.360%	8/7/09		19,705	19,705
[1]	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	0.330%	8/7/09	(4)	20,015	20,015
	Lucas County OH BAN	1.000%	7/22/10		9,000	9,026
[1]	Ohio Air Quality Dev. Rev. TOB VRDO	0.590%	8/7/09	(13)	5,320	5,320
	Ohio Common Schools GO VRDO	0.250%	8/7/09		26,065	26,065
[1]	Ohio GO TOB VRDO	0.390%	8/7/09		8,790	8,790
	Ohio GO VRDO	0.360%	8/7/09		39,515	39,515
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.450%	8/6/09		13,000	13,000
	Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	0.350%	8/7/09	LOC	6,635	6,635
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	0.390%	8/7/09	LOC	39,500	39,500
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.300%	8/7/09	LOC	3,430	3,430
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.300%	8/7/09	LOC	4,000	4,000
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.660%	8/7/09		5,790	5,790
	Ohio Infrastructure Improvement GO VRDO	0.360%	8/7/09		9,750	9,750
	Ohio State Univ. General Receipts Rev. VRDO	0.220%	8/7/09		40,000	40,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.550%	8/7/09	LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR BAN	3.000%	8/4/09		6,000	6,001
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.470%	8/7/09		8,800	8,800
[1]	Toledo Lucas County OH Port Auth. VRDO	0.490%	8/7/09	(13)	10,300	10,300
	Union Township OH BAN	3.000%	9/15/09		13,270	13,286
	Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/10		9,900	9,929
	Univ. of Cincinnati OH General Receipts BAN	2.000%	7/21/10		6,500	6,550
	Univ. of Toledo OH General Receipts VRDO	0.390%	8/3/09	LOC	8,700	8,700
						409,382

Oklahoma (0.9%)
[1]	Grand River Dam Auth. Oklahoma Rev. TOB VRDO	0.510%	8/7/09	(13)	14,100	14,100
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.300%	8/7/09	(12)	24,345	24,345
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.330%	8/7/09	(12)	16,745	16,745
	Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)	5.750%	8/15/09	(Prere.)	2,500	2,529
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.400%	8/3/09	(12)	39,175	39,175
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.340%	8/7/09	(12)	48,850	48,850
[1]	Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	0.430%	8/7/09		7,820	7,820
	Oklahoma Student Loan Auth. VRDO	0.500%	8/7/09	LOC	10,305	10,305
	Oklahoma Turnpike Auth. VRDO	0.220%	8/7/09		16,200	16,200
	Oklahoma Turnpike Auth. VRDO	0.310%	8/7/09		12,650	12,650
[1]	Tulsa County OK Ind. Auth. Health Care Rev. (St. Francis Health System) TOB VRDO	0.410%	8/7/09		6,760	6,760
						199,479
Oregon (2.1%)
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.250%	8/10/09		8,000	8,000
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.650%	8/11/09		22,325	22,325
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.350%	10/19/09		10,000	10,000
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) VRDO	0.230%	8/7/09	LOC	13,700	13,700
	Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) VRDO	0.450%	8/7/09	LOC	17,150	17,150
[1]	Jackson County OR School Dist. TOB VRDO	0.410%	8/7/09		6,000	6,000
	Medford OR Hosp. Fac. Auth. Rev. VRDO	0.410%	8/7/09	LOC	24,175	24,175
	Multnomah County OH Hosp. Fac. Auth. Rev. TOB VRDO	0.410%	8/7/09		5,895	5,895

Oregon Health Sciences Univ. Rev. VRDO	0.320%	8/7/09	LOC	9,000	9,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.400%	8/7/09		13,500	13,500
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.400%	8/7/09		10,000	10,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.400%	8/7/09		15,000	15,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.400%	8/7/09		10,000	10,000
Oregon State Dept. Administrative Services	5.000%	9/1/09	(4)	13,195	13,222
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.230%	8/7/09	LOC	15,525	15,525
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.230%	8/7/09	LOC	12,315	12,315
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.230%	8/7/09	LOC	8,000	8,000
Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	0.410%	8/7/09		24,900	24,900
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.320%	8/7/09		6,190	6,190
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.350%	8/7/09		15,000	15,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.390%	8/7/09		30,000	30,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.450%	8/7/09		30,000	30,000
Oregon TAN	2.500%	6/30/10		72,000	73,326
Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	0.350%	8/7/09	LOC	9,600	9,600
Salem OR Hosp. Rev. VRDO	0.320%	8/7/09	LOC	10,000	10,000
Salem OR Hosp. Rev. VRDO	0.390%	8/7/09	LOC	31,750	31,750
					444,573
Pennsylvania (0.8%)
Berks County PA Hosp. Rev. (Reading Hosp. & Medical Center) PUT	0.680%	1/14/10		11,000	11,000
Lehigh County PA General Purpose Hosp. Auth. Rev. (Good Shephard Group) VRDO	0.390%	8/7/09	LOC	11,245	11,245

	Lehigh County PA General Purpose Hosp. Auth. Rev. (Muhlenberg College) VRDO	0.350%	8/7/09	LOC	17,630	17,630
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.320%	8/7/09		19,575	19,575
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	0.350%	8/7/09		9,980	9,980
	Pennsylvania GO	5.000%	7/1/10		5,185	5,399
	Pennsylvania GO	2.000%	7/15/10		26,000	26,378
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.430%	8/7/09		25,315	25,315
	Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.450%	8/7/09	(4)	9,400	9,400
	Pennsylvania Turnpike Comm. Rev. VRDO	0.320%	8/7/09	LOC	15,050	15,050
	Westmoreland County PA IDA Rev. (Excela Project) VRDO	0.350%	8/7/09	LOC	6,700	6,700
						157,672
Rhode Island (0.5%)
[1]	Narragansett RI Commission WasteWater System Rev. TOB VRDO	0.310%	8/7/09	LOC	11,925	11,925
	Rhode Island Health & Educ. (Roger Williams Univ.) VRDO	0.400%	8/7/09	LOC	9,300	9,300
	Rhode Island Health & Educ. Building Corp. (Brown Univ.) CP	0.400%	8/11/09		21,000	21,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.300%	8/7/09	LOC	5,000	5,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.350%	8/7/09	LOC	10,255	10,255
	Rhode Island Health & Educ. VRDO	0.400%	8/7/09	LOC	10,965	10,965
[1]	Rhode Island Housing & Mortgage Fin. Corp. TOB VRDO	0.560%	8/7/09		5,000	5,000
[1]	Rhode Island Student Loan Auth. Student Loan Rev. TOB VRDO	0.470%	8/7/09		14,125	14,125
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.360%	8/7/09	LOC	10,000	10,000
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.360%	8/7/09	LOC	7,000	7,000
						104,570
South Carolina (1.4%)
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.400%	8/7/09		24,190	24,190

	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.400%	8/7/09		48,250	48,250
	Greenville County SC Hosp. Fac. Rev. VRDO	0.340%	8/7/09	LOC	30,775	30,775
	Greenville County SC Hosp. Fac. Rev. VRDO	0.400%	8/7/09	LOC	11,600	11,600
[1]	Greenville County SC School Dist. Installment Rev. TOB VRDO	0.310%	8/7/09	(12)	7,440	7,440
[1]	Greenville County SC School Dist. Rev. TOB VRDO	0.340%	8/7/09		13,865	13,865
	South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (AnMed Health Project) VRDO	0.260%	8/7/09	LOC	5,000	5,000
	South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (AnMed Health Project) VRDO	0.330%	8/7/09	LOC	3,355	3,355
	South Carolina Jobs Econ. Dev. Auth. Rev. (Electric & Gas) VRDO	0.470%	8/7/09	LOC	7,000	7,000
	South Carolina Jobs Econ. Dev. Auth. Rev. VRDO	0.260%	8/7/09	LOC	3,000	3,000
	South Carolina Public Service Auth. Rev.	5.500%	1/1/10	(Prere.)	10,000	10,288
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	0.440%	8/7/09		23,150	23,150
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	0.560%	8/7/09		5,520	5,520
	South Carolina Transp. Infrastructure Rev. VRDO	0.400%	8/7/09	LOC	16,500	16,500
	Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.370%	8/7/09	(12)	20,270	20,270
	Univ. of South Carolina School of Medicine Educ. Trust Healthcare Facilities Rev. VRDO	0.390%	8/7/09	LOC	6,400	6,400
[1]	York County SC School Dist. (Rock Hill) TOB VRDO	0.560%	8/7/09	(4)	11,345	11,345
	York County SC School Dist. (York) BAN	3.000%	9/4/09		50,000	50,061
						298,009
South Dakota (0.3%)
	South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	0.320%	8/7/09	LOC	39,000	39,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.390%	8/7/09	LOC	15,000	15,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.390%	8/7/09	LOC	13,180	13,180

	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	0.320%	8/7/09		5,000	5,000
						72,180
Tennessee (3.0%)
	Blount County & Aloca & Maryville TN Ind. Dev. Board VRDO	0.370%	8/7/09	LOC	5,000	5,000
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.370%	8/7/09		12,000	12,000
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.370%	8/7/09	LOC	10,975	10,975
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.370%	8/7/09	LOC	5,000	5,000
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.370%	8/7/09	LOC	5,650	5,650
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.370%	8/7/09	LOC	4,000	4,000
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.350%	8/3/09	LOC	3,000	3,000
	Clarksville TN Public Building Auth. Rev. VRDO	0.350%	8/3/09	LOC	8,740	8,740
	Jackson TN Energy Auth. Water System Rev. VRDO	0.340%	8/7/09	LOC	7,500	7,500
	Jackson TN Energy Auth. Water System Rev. VRDO	0.410%	8/7/09	LOC	9,000	9,000
[1]	Knoxville TN Waste Water System Rev. TOB VRDO	0.560%	8/7/09		14,985	14,985
	Metro. Govt. of Nashville & Davidson County TN CP	0.400%	8/3/09		32,375	32,375
	Metro. Govt. of Nashville & Davidson County TN CP	0.450%	9/10/09		7,625	7,625
	Metro. Govt. of Nashville & Davidson County TN CP	0.480%	9/10/09		33,000	33,000
	Metro. Govt. of Nashville & Davidson County TN CP	0.400%	10/8/09		31,200	31,200
[1]	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) TOB VRDO	0.340%	8/7/09		5,065	5,065
[1]	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) TOB VRDO	0.360%	8/7/09		6,000	6,000
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	0.200%	8/7/09		13,600	13,600

	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.420%	8/7/09	LOC	9,070	9,070
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.420%	8/7/09	LOC	9,200	9,200
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.450%	8/7/09	LOC	13,600	13,600
	Shelby County TN Capital Outlay CP	0.550%	9/10/09		21,000	21,000
	Shelby County TN GO VRDO	0.220%	8/7/09		141,490	141,490
	Shelby County TN GO VRDO	0.380%	8/7/09		9,500	9,500
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.330%	8/7/09	(12)	48,200	48,200
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.360%	8/7/09	(12)	21,000	21,000
	Tennessee GO	3.000%	9/1/09		3,145	3,148
	Tennessee GO	2.000%	5/1/10		14,575	14,744
[1]	Tennessee Housing Dev. Agency TOB VRDO	0.470%	8/7/09		8,555	8,555
	Tennessee GO CP	0.400%	9/15/09		8,350	8,350
	Tennessee GO CP	0.400%	10/7/09		23,500	23,500
	Tennessee Local Dev. Auth. Rev. GO	1.250%	6/16/10		52,845	53,224
	Tennessee School Board Auth. Higher Educ. Fac.	5.250%	5/1/10	(Prere.)	1,945	2,014
	Tennessee School Board Auth. Higher Educ. Fac. CP	0.400%	10/15/09		10,000	10,000
	Tennessee State School Bond Auth.	2.000%	5/1/10		7,625	7,696
[1]	Tennessee State School Bond Auth. TOB VRDO	0.340%	8/7/09		13,095	13,095
						632,101
Texas (13.0%)
[1]	Austin TX Independent School Dist. TOB VRDO	0.360%	8/7/09		10,350	10,350
[1]	Austin TX Independent School Dist. TOB VRDO	0.390%	8/7/09		4,500	4,500
[1]	Austin TX Rev. TOB VRDO	0.330%	8/7/09	(13)	18,245	18,245
[1]	Austin TX Rev. TOB VRDO	0.330%	8/7/09	(13)	10,000	10,000
	Austin TX Water & Wastewater System Rev.	5.900%	5/15/10	(Prere.)	26,800	27,937
	Austin TX Water & Wastewater System Rev.	6.000%	5/15/10	(4)	4,250	4,433
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.300%	8/7/09	LOC	16,830	16,830
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.410%	8/7/09	(13)	5,635	5,635

[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.460%	8/7/09	(4)	12,450	12,450
[1]	Beaumont TX Independent School Dist. School Building TOB VRDO	0.360%	8/7/09		3,350	3,350
[1]	Bexar County TX Combined Flood Control TOB VRDO	0.330%	8/7/09		28,515	28,515
	Bexar TX Metro. Water Dist. CP	0.450%	8/13/09		8,000	8,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.330%	9/29/09		10,000	10,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.280%	10/1/09		14,500	14,500
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.280%	10/13/09		16,963	16,963
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.420%	1/12/10		16,605	16,605
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.310%	8/7/09		5,100	5,100
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.340%	8/7/09		13,055	13,055
[1]	Board of Regents of the Univ. of Texas Rev. Financing System TOB VRDO	0.360%	8/7/09		6,600	6,600
[1]	Comal TX Independent School Dist. TOB VRDO	0.310%	8/7/09	LOC	10,390	10,390
[1]	Conroe TX Independent School Dist. TOB VRDO	0.360%	8/7/09		2,110	2,110
[1]	Dallas TX Area Rapid Transit TOB VRDO	0.310%	8/7/09	LOC	9,825	9,825
[1]	Dallas TX Area Rapid Transit TOB VRDO	0.660%	8/7/09		8,610	8,610
[1]	Dallas TX Independent School Dist. GO TOB VRDO	0.330%	8/7/09		14,720	14,720
[1]	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	0.340%	8/7/09	(Prere.)	1,845	1,845
[1]	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	0.840%	8/7/09	(4)	7,500	7,500
[1]	Denton TX Independent School Dist. TOB VRDO	0.360%	8/7/09		3,700	3,700
[1]	Denton TX Independent School Dist. TOB VRDO	0.360%	8/7/09		10,570	10,570
[1]	Denton TX Independent School Dist. TOB VRDO	0.360%	8/7/09		3,470	3,470
	Denton TX Independent School Dist. VRDO	0.380%	8/7/09		18,305	18,305

	Denton TX Independent School Dist. VRDO	0.400%	8/7/09		17,450	17,450
[1]	Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	0.330%	8/7/09		12,030	12,030
	Fort Bend County TX GO	3.000%	3/1/10		1,610	1,633
[1]	Fort Bend TX Independent School Dist. GO TOB VRDO	0.330%	8/7/09		8,290	8,290
[1]	Fort Worth TX Water & Sewer Rev. TOB VRDO	0.360%	8/7/09		37,980	37,980
[1]	Frisco TX GO TOB VRDO	0.460%	8/7/09	(4)	6,510	6,510
[1]	Galena Park TX Independent School Dist. GO TOB VRDO	0.330%	8/7/09		6,595	6,595
[1]	Galveston County TX GO TOB PUT	0.650%	1/28/10		9,205	9,205
	Garland TX Independent School Dist. PUT	0.600%	9/9/09		8,500	8,500
[1]	Grand Prairie TX Independent School Dist. TOB VRDO	0.390%	8/7/09		7,200	7,200
[1]	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Children's Hospital Project) TOB VRDO	0.340%	8/7/09		4,195	4,195
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.290%	8/7/09	LOC	7,500	7,500
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.700%	8/7/09	LOC	6,000	6,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.380%	9/3/09		9,000	9,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.430%	10/6/09		10,000	10,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) VRDO	0.300%	8/3/09		59,800	59,800
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.330%	8/3/09	LOC	11,815	11,815
	Harris County TX GO	4.500%	10/1/09		4,750	4,768
	Harris County TX GO CP	0.300%	8/12/09		10,000	10,000
	Harris County TX GO CP	0.400%	9/3/09		42,540	42,540
[1]	Harris County TX GO TOB VRDO	0.330%	8/7/09	(4)	15,995	15,995
[1]	Harris County TX GO TOB VRDO	0.460%	8/7/09	(13)	30,000	30,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.300%	8/7/09	LOC	5,000	5,000

	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.400%	8/7/09		25,000	25,000
[1]	Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO	0.350%	8/7/09		13,880	13,880
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.390%	8/7/09		32,510	32,510
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.410%	8/7/09	(13)	5,200	5,200
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.460%	8/7/09	(Prere.)	7,690	7,690
[1]	Houston TX Community College TOB VRDO	0.360%	8/7/09	(4)	4,145	4,145
	Houston TX CP	0.330%	8/17/09		50,000	50,000
	Houston TX CP	0.350%	8/24/09		20,000	20,000
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.450%	9/9/09		10,000	10,000
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.310%	8/7/09		16,295	16,295
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB PUT	0.650%	1/28/10		22,155	22,155
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.390%	8/7/09		10,430	10,430
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.390%	8/7/09		8,525	8,525
	Houston TX Independent School Dist. GO VRDO	0.370%	8/7/09		46,080	46,080
	Houston TX TRAN	2.500%	6/30/10		20,000	20,381
[1]	Houston TX Util. System Rev. TOB VRDO	0.300%	8/7/09	LOC	9,000	9,000
[1]	Houston TX Util. System Rev. TOB VRDO	0.310%	8/7/09	LOC	10,295	10,295
	Houston TX Util. System Rev. VRDO	0.400%	8/7/09	LOC	25,000	25,000
	Houston TX Util. System Rev. VRDO	0.400%	8/7/09	LOC	6,200	6,200
[1]	Irving TX GO TOB VRDO	0.340%	8/7/09		4,995	4,995
[1]	Katy TX Independent School Dist. GO TOB VRDO	0.360%	8/7/09		3,000	3,000
[1]	Leander TX Independent School Dist. GO TOB VRDO	0.330%	8/7/09		15,425	15,425
	Lubbock TX GO	5.000%	2/15/10		3,065	3,131
	Lubbock TX Health Fac. (St. Joseph) VRDO	0.330%	8/7/09		6,700	6,700
	Lubbock TX Independent School Dist. VRDO	0.290%	8/7/09		14,800	14,800
[1]	McKinney TX ISD TOB VRDO	0.310%	8/7/09	LOC	10,285	10,285
	Mesquite TX Independent School Dist. GO PUT	1.200%	3/1/10		31,505	31,505
	Mesquite TX Independent School Dist. School Building VRDO	0.310%	8/7/09		16,100	16,100

	Montgomery County TX PUT	3.000%	9/1/09		10,000	10,010
[1]	North Central Texas Health Fac. Dev. Corp. (Children’s Medical Center of Dallas Project) TOB VRDO	0.340%	8/7/09		20,000	20,000
[1]	North Central Texas Health Fac. Dev. Corp. (Children’s Medical Center of Dallas Project) TOB VRDO	0.340%	8/7/09		4,995	4,995
	North East TX Independent School Dist. GO	5.750%	2/1/10	(Prere.)	1,810	1,855
	North East TX Independent School Dist. GO	7.000%	2/1/10		1,155	1,190
[1]	North East TX Independent School Dist. GO TOB VRDO	0.290%	8/7/09	LOC	5,000	5,000
[1]	North East TX Independent School Dist. GO TOB VRDO	0.360%	8/7/09		2,355	2,355
[1]	North East TX Independent School Dist. GO TOB VRDO	0.410%	8/7/09		26,805	26,805
[1]	North East TX Independent School Dist. GO TOB VRDO	0.410%	8/7/09		14,725	14,725
[1]	North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	0.300%	8/7/09	LOC	13,300	13,300
	North Texas Higher Educ. Auth. Student Loan VRDO	0.500%	8/7/09	LOC	31,840	31,840
	North Texas Higher Educ. Auth. Student Loan VRDO	0.650%	8/7/09	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student Loan VRDO	0.650%	8/7/09	LOC	18,000	18,000
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.410%	8/7/09		5,460	5,460
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.560%	8/7/09		3,810	3,810
[1]	North Texas Tollway Auth. Capital Appreciation System TOB VRDO	0.360%	8/7/09	LOC	12,606	12,606
	North Texas Tollway Auth. CP	0.400%	8/3/09	LOC	15,250	15,250
	North Texas Tollway Auth. CP	0.430%	8/3/09	LOC	6,000	6,000
	North Texas Tollway Auth. CP	0.350%	8/6/09	LOC	6,000	6,000
[1]	Northside TX Independent School Dist. GO TOB VRDO	0.330%	8/7/09		17,315	17,315
[1]	Northside TX Independent School Dist. GO TOB VRDO	0.360%	8/7/09		14,530	14,530
	Northwest Texas Independent School Dist. GO VRDO	0.300%	8/7/09		8,970	8,970
	Pasadena TX Independent School Dist. VRDO	0.290%	8/7/09		20,200	20,200
	Pasadena TX Independent School Dist. VRDO	0.970%	8/7/09	(4)	40,975	40,975
[1]	Pearland TX GO TOB VRDO	0.310%	8/7/09	LOC	10,225	10,225

[1]	Pearland TX Independent School Dist. TOB VRDO	0.360%	8/7/09		9,000	9,000
[1]	Plano TX GO TOB VRDO	0.310%	8/7/09		5,830	5,830
[1]	Plano TX Independent School Dist. TOB VRDO	0.330%	8/7/09		14,055	14,055
	Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	0.250%	8/7/09		31,000	31,000
	San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	0.380%	8/3/09		17,800	17,800
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/10		4,135	4,234
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.310%	8/7/09		5,375	5,375
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.340%	8/7/09		3,200	3,200
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.340%	8/7/09		6,165	6,165
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.360%	8/7/09		7,665	7,665
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.390%	8/7/09		5,105	5,105
	San Antonio TX Electric & Gas Rev. VRDO	0.400%	8/7/09		46,900	46,900
	San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.350%	8/7/09	LOC	6,800	6,800
[1]	San Antonio TX Independent School Dist. GO TOB VRDO	0.390%	8/7/09		5,905	5,905
	San Antonio TX Water Rev.	6.000%	11/15/09	(Prere.)	21,000	21,331
[1]	San Antonio TX Water Rev. TOB VRDO	0.310%	8/7/09	LOC	11,180	11,180
[1]	San Antonio TX Water Rev. TOB VRDO	0.460%	8/7/09	(4)	10,000	10,000
[1]	Sheldon TX Independent School Dist. TOB VRDO	0.440%	8/7/09		5,215	5,215
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	0.380%	8/7/09	LOC	1,700	1,700
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. Dallas) VRDO	0.340%	8/3/09	LOC	6,200	6,200
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.360%	8/7/09		6,500	6,500
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.310%	8/7/09		10,490	10,490
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.410%	8/7/09		4,375	4,375

[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.410%	8/7/09		5,795	5,795
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.330%	8/7/09	LOC	17,900	17,900
	Texas A & M Univ. Rev. Financing System	4.000%	5/15/10		8,170	8,391
[1]	Texas A & M Univ. System Rev. TOB VRDO	0.390%	8/7/09		4,980	4,980
[1]	Texas Dept. Housing & Commnunity Affairs Single Family Rev. TOB VRDO	0.510%	8/7/09	(7)	7,785	7,785
[1]	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	0.520%	8/7/09		7,175	7,175
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.350%	8/7/09		53,000	53,000
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.400%	8/7/09		36,000	36,000
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.400%	8/7/09		45,000	45,000
	Texas GO Public Finance Auth.	5.500%	10/1/09		7,000	7,036
[1]	Texas GO TOB VRDO	0.360%	8/7/09		10,030	10,030
[1]	Texas GO TOB VRDO	0.390%	8/7/09		21,560	21,560
[1]	Texas GO TOB VRDO	0.390%	8/7/09		7,500	7,500
[1]	Texas GO TOB VRDO	0.390%	8/7/09		17,370	17,370
[1]	Texas GO TOB VRDO	0.390%	8/7/09		62,600	62,600
[1]	Texas GO TOB VRDO	0.390%	8/7/09		7,580	7,580
[1]	Texas GO TOB VRDO	0.410%	8/7/09		4,695	4,695
[1]	Texas GO TOB VRDO	0.430%	8/7/09		17,890	17,890
	Texas GO Veterans Housing Assistance Program Fund II VRDO	0.360%	8/7/09		12,800	12,800
	Texas GO Veterans Housing Assistance Program Fund II VRDO	0.450%	8/7/09		3,635	3,635
	Texas GO Veterans Housing Assistance Program VRDO	0.270%	8/7/09		12,320	12,320
	Texas Public Finance Auth. GO CP	0.370%	8/25/09		5,000	5,000
	Texas Public Finance Auth. Rev. CP	0.300%	8/12/09		6,700	6,700
	Texas Public Finance Auth. Rev. CP	0.400%	8/13/09		12,000	12,000
	Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.400%	8/7/09	LOC	13,125	13,125
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		1,175	1,208
	Texas State Transp. Comm. First Tier VRDO	0.290%	8/7/09		7,300	7,300
[1]	Texas State Transp. Comm. TOB VRDO	0.310%	8/7/09		20,865	20,865
[1]	Texas State Transp. Comm. TOB VRDO	0.310%	8/7/09		14,100	14,100

[1]	Texas State Univ. Student Loan GO TOB VRDO	0.430%	8/7/09		20,065	20,065
[1]	Texas State Univ. System TOB VRDO	0.710%	8/7/09	(4)	5,605	5,605
	Texas TRAN	3.000%	8/28/09		300,000	300,303
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.330%	8/7/09		21,925	21,925
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.390%	8/7/09		11,700	11,700
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	0.340%	8/7/09		7,000	7,000
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	0.340%	8/7/09		4,000	4,000
	Texas Transp. Comm. Mobility Fund VRDO	0.300%	8/7/09		53,830	53,830
[1]	Texas Transp. Comm. Rev. TOB VRDO	0.340%	8/7/09		13,740	13,740
[1]	Texas Transp. Comm. Rev. TOB VRDO	0.340%	8/7/09		7,500	7,500
[1]	Texas Univ. System Financing Rev. TOB VRDO	0.340%	8/7/09		4,995	4,995
[1]	Texas Water Dev. Board Rev. TOB VRDO	0.330%	8/7/09		10,430	10,430
[1]	Texas Water Dev. Board Rev. TOB VRDO	0.410%	8/7/09		5,000	5,000
[1]	Travis County TX GO TOB VRDO	0.310%	8/7/09		11,050	11,050
	Trinity River Auth. Texas Regional Wastewater Rev.	5.000%	8/1/09		6,265	6,265
	Trinity River Auth. TX Solid Waste Disposal Rev. VRDO	0.440%	8/7/09	LOC	6,330	6,330
[1]	Univ. of Houston TX Rev. TOB VRDO	0.330%	8/7/09		7,600	7,600
	Univ. of Houston TX Rev. VRDO	0.260%	8/7/09		11,920	11,920
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.310%	8/7/09		6,560	6,560
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.390%	8/7/09		3,575	3,575
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.390%	8/7/09		5,990	5,990
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.000%	8/7/09		19,860	19,860
[1]	Univ. of Texas Rev. TOB PUT	0.650%	1/28/10		33,215	33,215
	Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.250%	8/7/09		25,000	25,000
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.380%	8/3/09		11,900	11,900
						2,754,985
Utah (1.4%)
	Davis County UT School Dist. TAN	2.500%	6/30/10		28,000	28,508

	Emery County UT PCR (Pacificorp) VRDO	0.350%	8/7/09	LOC	10,000	10,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.300%	8/3/09		40,000	40,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.330%	8/3/09		3,345	3,345
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.330%	8/3/09		12,550	12,550
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.330%	8/3/09		3,800	3,800
[1]	Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.330%	8/7/09		2,260	2,260
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.300%	8/7/09		20,500	20,500
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.300%	8/7/09		24,000	24,000
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		12,250	12,250
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		13,985	13,985
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.450%	8/7/09		16,450	16,450
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.800%	8/7/09		10,140	10,140
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.800%	8/7/09		16,160	16,160
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.450%	8/7/09		6,600	6,600
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.800%	8/7/09		4,600	4,600
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.800%	8/7/09		5,605	5,605
	Utah State Board of Regents Student Loan Rev. VRDO	0.490%	8/7/09	LOC	20,000	20,000
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.310%	8/7/09		5,740	5,740
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.330%	8/7/09	(4)	29,000	29,000
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.340%	8/7/09		3,845	3,845
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.340%	8/7/09		5,000	5,000
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.460%	8/7/09	(4)	10,690	10,690
						305,028
Vermont (0.1%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	0.270%	8/7/09	LOC	9,120	9,120

	Vermont Educ. & Health Buildings Finance Agency Rev. (Southwestern VT Medical) VRDO	0.350%	8/3/09	LOC	6,000	6,000
[1]	Vermont Housing Finance Agency Single Family TOB VRDO	0.430%	8/7/09	(4)	5,420	5,420
						20,540
Virginia (1.5%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.300%	8/7/09	LOC	6,000	6,000
	Capital Beltway Funding Corp. VA Toll Rev. VRDO	0.390%	8/7/09	LOC	15,000	15,000
	Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	0.440%	8/7/09	LOC	20,155	20,155
	Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.380%	8/7/09	LOC	1,745	1,745
	Chesterfield County VA Econ. Dev. Auth. Rev.	4.000%	1/1/10		2,255	2,288
	Fairfax County VA IDA Rev. VRDO	0.250%	8/7/09		6,530	6,530
	Fairfax County VA Public Improvement GO	5.250%	4/1/10		5,815	5,999
[1]	Fairfax County VA Public Improvement TOB VRDO	0.340%	8/7/09		3,300	3,300
	Fairfax County VA Water Auth. Rev.	5.750%	4/1/10	(Prere.)	8,000	8,359
[1]	Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	0.310%	8/7/09		7,720	7,720
	Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	0.220%	8/7/09	LOC	6,800	6,800
	Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Bon Secours) VRDO	0.320%	8/7/09	LOC	4,300	4,300
	Norfolk VA GO VRDO	0.480%	8/7/09		11,965	11,965
	Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	0.550%	8/7/09		32,270	32,270
	Prince Williams County VA COP (Prince William County Fac.) VRDO	0.240%	8/7/09	LOC	17,500	17,500
[1]	Richmond VA Public Util. Rev. TOB VRDO	0.460%	8/7/09	(4)	4,875	4,875
[1]	Univ. of Virginia TOB VRDO	0.310%	8/7/09		7,550	7,550
[1]	Univ. of Virginia TOB VRDO	0.340%	8/7/09		2,005	2,005
[1]	Univ. of Virginia TOB VRDO	0.390%	8/7/09		3,300	3,300
[1]	Univ. of Virginia TOB VRDO	0.390%	8/7/09		12,000	12,000
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	9/1/09		2,760	2,770
	Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.800%	2/1/10		6,500	6,500

	Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.800%	3/1/10		10,500	10,500
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	3.000%	9/1/09		4,450	4,459
[1]	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	0.310%	8/7/09		9,295	9,295
[1]	Virginia College Building Auth. VA (Educ. Facs. Rev.) TOB VRDO	0.340%	8/7/09		4,060	4,060
	Virginia Commonwealth Transp. Board Federal Highway Ran	5.500%	10/1/09		2,000	2,016
[1]	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.430%	8/7/09		2,700	2,700
[1]	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.510%	8/7/09		6,600	6,600
[1]	Virginia Housing Dev. Auth. Rev. TOB VRDO	0.430%	8/7/09		13,735	13,735
	Virginia Public School Auth. Rev.	5.000%	8/1/10	(Prere.)	3,500	3,694
[1]	Virginia Public School Auth. TOB VRDO	0.330%	8/7/09		9,275	9,275
[1]	Virginia Resources Auth. Clean Water Rev. TOB VRDO	0.310%	8/7/09		5,000	5,000
	Virginia Small Business Finance Auth. Rev. (Hampton Univ.) VRDO	0.350%	8/7/09	LOC	16,250	16,250
[1]	Winchester VA IDA Hosp. Rev. TOB VRDO	0.460%	8/7/09	(13)	44,735	44,735
						321,250
Washington (3.5%)
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.310%	8/7/09		6,200	6,200
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.560%	8/7/09		5,850	5,850
[1]	Chelan County WA Public Util. Dist. (Conservation Rev.) TOB VRDO	0.710%	8/7/09		9,970	9,970
	Chelan County WA Public Util. Dist. VRDO	0.400%	8/7/09		91,950	91,950
[1]	Energy Northwest WA Electric Rev. TOB VRDO	0.340%	8/7/09		5,120	5,120
	Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	0.700%	8/7/09		6,400	6,400
[1]	King County WA GO TOB VRDO	0.380%	8/7/09		4,970	4,970
[1]	King County WA GO TOB VRDO	0.440%	8/7/09		9,810	9,810
	King County WA School Dist. GO	4.000%	6/1/10		3,000	3,087

	King County WA School Dist. GO	5.875%	6/1/10	(Prere.)	6,850	7,155
[1]	King County WA Sewer Rev. TOB VRDO	0.300%	8/7/09	LOC	7,620	7,620
[1]	King County WA Sewer Rev. TOB VRDO	0.390%	8/7/09		5,650	5,650
[1]	Port of Seattle WA Rev. TOB VRDO	0.430%	8/7/09	(4)	14,085	14,085
[1]	Port of Seattle WA Rev. TOB VRDO	0.540%	8/7/09	(4)	25,830	25,830
[1]	Port of Seattle WA Rev. TOB VRDO	0.710%	8/7/09		7,420	7,420
	Port of Seattle WA Rev. VRDO	0.750%	8/7/09	LOC	90,630	90,630
[1]	Seattle WA Drain & Wastewater Rev. TOB VRDO	0.310%	8/7/09		6,370	6,370
[1]	Seattle WA Drain & Wastewater Rev. TOB VRDO	0.460%	8/7/09	(4)	11,200	11,200
	Seattle WA GO	4.000%	5/1/10		7,265	7,457
[1]	Seattle WA Muni. Light & Power Rev. TOB VRDO	0.460%	8/7/09	(4)	10,000	10,000
[1]	Seattle WA Muni. Light & Power Rev. TOB VRDO	0.460%	8/7/09	(4)	5,995	5,995
[1]	Seattle WA Water System Rev. TOB VRDO	0.300%	8/7/09	LOC	12,895	12,895
	Snohomish County WA Public Util. Dist.	3.750%	8/5/09		9,000	9,001
	Snohomish County WA Public Util. Dist. RAN	2.000%	5/26/10		30,400	30,759
	Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	0.600%	8/7/09	LOC	12,250	12,250
[1]	Tes Proporties WA TOB VRDO	0.340%	8/7/09		10,120	10,120
	Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	0.340%	8/7/09	LOC	7,420	7,420
	Washington GO	6.000%	1/1/10	(Prere.)	1,250	1,276
	Washington GO	6.000%	1/1/10	(Prere.)	1,000	1,021
	Washington GO	6.000%	1/1/10	(Prere.)	5,335	5,444
	Washington GO	6.000%	1/1/10	(Prere.)	12,990	13,290
	Washington GO	6.000%	1/1/10	(4)(Prere.)	5,815	5,951
[1]	Washington GO TOB VRDO	0.290%	8/7/09	LOC	8,660	8,660
[1]	Washington GO TOB VRDO	0.310%	8/7/09	LOC	11,085	11,085
[1]	Washington GO TOB VRDO	0.340%	8/7/09		8,325	8,325
[1]	Washington GO TOB VRDO	0.340%	8/7/09		3,000	3,000
[1]	Washington GO TOB VRDO	0.340%	8/7/09		10,000	10,000
[1]	Washington GO TOB VRDO	0.360%	8/7/09		10,040	10,040
[1]	Washington GO TOB VRDO	0.390%	8/7/09		3,080	3,080
[1]	Washington GO TOB VRDO	0.460%	8/7/09	(4)	6,760	6,760
[1]	Washington GO TOB VRDO	0.560%	8/7/09	(4)	7,995	7,995
[1]	Washington GO TOB VRDO	0.710%	8/7/09	(4)	9,285	9,285
[1]	Washington Health Care Fac. Auth. (Catholic Health Initiatives) TOB VRDO	0.340%	8/7/09		7,505	7,505

	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.230%	8/7/09	LOC	6,850	6,850
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.320%	8/7/09	LOC	9,000	9,000
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.360%	8/7/09	(4)	18,885	18,885
	Washington Health Care Fac. Auth. (Peace Health) VRDO	0.250%	8/7/09	LOC	5,400	5,400
	Washington Health Care Fac. Auth. (Peace Health) VRDO	0.250%	8/7/09	LOC	5,000	5,000
[1]	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.460%	8/7/09	(4)	12,475	12,475
[1]	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.460%	8/7/09	(4)	8,610	8,610
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.600%	8/7/09	LOC	13,350	13,350
[1]	Washington Health Care Fac. Auth. (Swedish Health Services) TOB VRDO	0.420%	8/7/09	LOC	18,470	18,470
	Washington Health Care Fac. Auth. (Swedish Health Services) VRDO	0.260%	8/7/09	LOC	12,000	12,000
	Washington Health Care Fac. Auth. Rev. (Children's Hosp.) VRDO	0.400%	8/7/09	LOC	16,960	16,960
	Washington Housing Finance Comm. Multi Family Housing Rev. (Deer Run West Apts) VRDO	0.390%	8/7/09	LOC	5,200	5,200
	Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	0.400%	8/7/09	LOC	15,570	15,570
	Washington Housing Finance Comm. Multi Family Housing Rev. VRDO	0.390%	8/7/09	LOC	4,250	4,250
	Washington Housing Finance Comm. Non-profit Rev. (Kenny Home Project) VRDO	0.320%	8/7/09	LOC	10,000	10,000
[1]	Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	0.330%	8/7/09		19,995	19,995
[1]	Washington State GO TOB VRDO	0.310%	8/7/09		5,308	5,307
[1]	Washington State GO TOB VRDO	0.310%	8/7/09		11,509	11,509
						736,762
West Virginia (0.4%)
	Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	0.350%	8/7/09	LOC	4,050	4,050
	West Virginia Commissioner of Highways Special Obligation	3.000%	9/1/09		9,840	9,857
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.330%	8/7/09	LOC	10,000	10,000

	West Virginia Hosp. Finance Auth. Rev. (Cabell Hospital) VRDO	0.320%	8/7/09	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.320%	8/7/09	LOC	18,250	18,250
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.400%	8/7/09	LOC	10,700	10,700
	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.320%	8/7/09	LOC	8,400	8,400
[1]	West Virginia Housing Dev. Rev. TOB VRDO	0.490%	8/7/09		4,650	4,650
						75,907
Wisconsin (3.3%)
	Madison WI Metro. School Dist. TRAN	3.000%	9/4/09		64,000	64,078
	Milwaukee WI Redev. Auth. Redev. Lease Rev. (Univ. Wisconsin Kenilworth Project) VRDO	0.410%	8/7/09	LOC	6,375	6,375
	Oak Creek City WI (Wisconsin Electric Power Company Project) VRDO	0.330%	8/7/09	LOC	18,000	18,000
	Pleasant Prairie Village WI PCR Refunding Bonds Rev. (Wisconsin Electric Power Company) VRDO	0.380%	8/7/09	LOC	9,100	9,100
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.330%	8/3/09	LOC	16,500	16,500
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.380%	8/7/09	LOC	4,870	4,870
[1]	Wisconsin GO TOB VRDO	0.310%	8/7/09		6,395	6,395
	Wisconsin Health & Educ. Fac. Auth. Rev. (Concordia Univ.) VRDO	0.410%	8/7/09	LOC	4,000	4,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Incorporated) VRDO	0.350%	8/7/09	LOC	19,000	19,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services) VRDO	0.350%	8/7/09	LOC	9,325	9,325
	Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.300%	8/7/09	LOC	15,000	15,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.350%	8/7/09	LOC	17,000	17,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.350%	8/7/09	LOC	13,000	13,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.290%	8/7/09	LOC	7,500	7,500

	Wisconsin Health & Educ. Fac. Auth. Rev. (Marquette Univ.) VRDO	0.410%	8/7/09	LOC	4,400	4,400
	Wisconsin Health & Educ. Fac. Auth. Rev. (Medical College Wisconsin) VRDO	0.230%	8/7/09	LOC	15,500	15,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.300%	8/3/09	LOC	4,225	4,225
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.250%	8/17/09	LOC	8,275	8,275
	Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	0.460%	8/7/09	LOC	7,250	7,250
[1]	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	0.540%	8/7/09		3,645	3,645
[1]	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	1.000%	8/7/09		5,175	5,175
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.400%	8/7/09		6,820	6,820
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	8/7/09		1,755	1,755
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	8/7/09		18,520	18,520
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	8/7/09		50,700	50,700
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	8/7/09		50,820	50,820
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	8/7/09		34,000	34,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.680%	8/7/09		91,915	91,915
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.950%	8/7/09	(4)	9,110	9,110
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.580%	8/7/09		5,220	5,220
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.630%	8/7/09		10,165	10,165
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.630%	8/7/09		10,950	10,950
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.630%	8/7/09		5,175	5,175
[1]	Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	0.310%	8/7/09	LOC	10,205	10,205
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	9/17/09	LOC	7,450	7,461
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	10/30/09	LOC	20,000	20,064
	Wisconsin TRAN	2.500%	6/15/10		100,000	101,733
						693,226

Wyoming (0.4%)
	Sweetwater County WY PCR (Pacificcorp) VRDO	0.460%	8/7/09	LOC	3,750	3,750
	Sweetwater County WY PCR (Pacificorp) CP	0.350%	8/12/09	LOC	13,175	13,175
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.600%	8/7/09		10,000	10,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.600%	8/7/09		8,000	8,000
	Wyoming Student Loan Corp. Rev. VRDO	0.420%	8/7/09	LOC	50,000	50,000
						84,925
Total Tax-Exempt Municipal Bonds (Cost $20,034,673)						20,034,673
					Shares
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
[2]	Vanguard Municipal Cash Management Fund (Cost $1,040,606)	0.327%		1,040,606,331		1,040,606
Total Investments (99.7%) (Cost $21,075,279)						21,075,279
Other Assets and Liabilities-Net (0.3%)						67,565
Net Assets (100%)						21,142,844

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $5,600,698,000, representing 26.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	20,034,673	—
Temporary Cash Investments	1,040,606	—	—
Total	1,040,606	20,034,673	—

1 Represents variation margin on the last day of the reporting period.

The majority of the fund’s investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.